UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07257

                       SEI INSTITUTIONAL INVESTMENTS TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                                 101 Federal St.
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                      DATE OF FISCAL YEAR END: MAY 31, 2007

                    DATE OF REPORTING PERIOD: AUGUST 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS (UNAUDITED)


Large Cap Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 96.4%

CONSUMER DISCRETIONARY -- 11.2%
  Advance Auto Parts                                       1,775     $        53
  Amazon.com (B)*                                          1,300              40
  American Eagle Outfitters                                1,881              73
  AnnTaylor Stores*                                        4,051             161
  Apollo Group, Cl A (B)*                                 65,000           3,264
  Autoliv                                                 25,100           1,419
  Autonation (B)*                                          7,852             153
  Autozone*                                                1,587             143
  Barnes & Noble                                           8,300             302
  Best Buy (B)                                            21,900           1,029
  Black & Decker                                             314              23
  Borders Group                                           15,500             296
  BorgWarner                                              12,200             692
  Brinker International (B)                               22,911             881
  Building Material Holding (B)                              800              21
  Cablevision Systems, Cl A*                               1,926              45
  Carmax*                                                  1,600              60
  CBS, Cl B                                               54,769           1,564
  Cheesecake Factory*                                        854              21
  Chico's FAS*                                             1,333              25
  Choice Hotels International                              2,500              95
  Circuit City Stores (B)                                 10,300             243
  Claire's Stores                                          8,300             227
  Clear Channel Communications                             5,125             149
  Coach*                                                  25,973             784
  Comcast, Cl A (B)*                                      88,262           3,089
  Corinthian Colleges*                                     4,600              56
  DaimlerChrysler                                          2,400             127
  Darden Restaurants (B)                                  18,855             667
  Dillard's, Cl A (B)                                     14,000             436
  DIRECTV Group (B)*                                      94,200           1,770
  Discovery Holding, Cl A*                                 2,600              36
  Dollar General                                           1,800              23
  Dollar Tree Stores*                                      6,000             173
  Dover Downs Gaming &
   Entertainment                                           2,600              34
  Dow Jones                                                3,500             126
  E.W. Scripps, Cl A                                         703              32
  Eastman Kodak (B)                                       12,600             268
  EchoStar Communications, Cl A*                           1,943              62
  Family Dollar Stores                                     6,600             169
  Federated Department Stores                              6,376             242
  Foot Locker                                              6,100             147
  Ford Motor (B)                                          23,100             193
  Fortune Brands (B)                                      21,584           1,567
  Gannett (B)                                             19,856           1,129
  General Motors (B)                                       3,461             101
  Genuine Parts                                            8,658             358
  Goodyear Tire & Rubber (B)*                             26,300             358
  Harley-Davidson (B)                                      3,100             181
  Harman International Industries                          3,200             260
  Harrah's Entertainment                                  17,770           1,108
  Hasbro                                                  44,100             895
  Hilton Hotels                                            1,830              47
  Home Depot                                              34,642           1,188
  IAC/InterActive*                                         4,359             124
  International Game Technology                          139,022           5,377
  Interpublic Group (B)*                                  15,200             140
  ITT Educational Services*                                6,700             443
  J.C. Penney (B)                                         21,343           1,345
  Jarden (B)*                                              3,300              97
  Johnson Controls                                        11,472             825
  Jones Apparel Group                                     21,974             688
  KB Home                                                  3,500             150

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
  Kohl's (B)*                                             22,453     $     1,404
  Lamar Advertising, Cl A (B)*                            19,114           1,000
  Lennar, Cl A                                             4,700             211
  Liberty Global, Cl A (B)*                                6,674             158
  Liberty Media Holding-Capital,
   Ser A*                                                  2,810             243
  Liberty Media Holding-
   Interactive, Cl A*                                      7,553             144
  Limited Brands                                          17,000             437
  Live Nation*                                             1,127              24
  Liz Claiborne                                            2,600              97
  Lowe's                                                 111,824           3,026
  Marriott International, Cl A                            37,932           1,428
  Mattel                                                  43,900             827
  McClatchy, Cl A                                            574              23
  McDonald's                                              87,645           3,146
  McGraw-Hill                                             83,207           4,652
  Men's Wearhouse                                          3,400             121
  Meredith                                                 3,300             156
  MGM Mirage*                                            115,000           4,103
  Newell Rubbermaid                                       13,439             363
  News, Cl A                                              55,439           1,055
  Nike, Cl B                                               1,065              86
  Nordstrom                                                  648              24
  NTL                                                      1,530              41
  Nutri/System (B)*                                        1,500              75
  Office Depot*                                           28,334           1,044
  OfficeMax                                               12,840             533
  Omnicom Group                                            8,283             724
  Panera Bread, Cl A*                                        401              21
  Polo Ralph Lauren                                        3,122             184
  Pool                                                    15,300             582
  Pulte Homes (B)                                          1,800              53
  Ross Stores                                              6,500             159
  Sears Holdings (B)*                                      3,680             530
  Select Comfort*                                              1              --
  Sherwin-Williams                                         4,825             249
  Snap-On (B)                                              4,117             180
  Sonic (B)*                                              20,600             452
  Stanley Works (B)                                        4,800             227
  Staples                                                232,107           5,236
  Starbucks*                                              58,352           1,809
  Starwood Hotels & Resorts
  Worldwide                                                  209              11
  Steven Madden                                            3,030             112
  Target                                                  44,804           2,168
  Thor Industries                                          1,900              80
  Tiffany (B)                                              5,200             164
  Time Warner                                            224,963           3,739
  TJX                                                      3,100              83
  Toyota Motor ADR                                           700              76
  Tribune (B)                                             15,800             493
  Univision Communications, Cl A (B)*                      6,600             228
  VF                                                       9,159             640
  Viacom, Cl B*                                           38,106           1,383
  Walt Disney                                             11,999             356
  Warner Music Group                                       1,300              32
  Weight Watchers International                           65,000           2,760
  Wendy's International                                    4,738             303
  Whirlpool                                               10,229             828
  Wyndham Worldwide*                                       5,840             171
  Wynn Resorts (B)*                                        1,000              77
  XM Satellite Radio Holdings, Cl A (B)*                 256,940           3,330
  Yum! Brands                                             21,050           1,029
                                                                     -----------
                                                                          88,684
                                                                     -----------
CONSUMER STAPLES -- 8.6%
  Alberto-Culver                                             600              30
  Altria Group                                            59,064           4,934


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)


Large Cap Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
  Anheuser-Busch                                          20,379     $     1,006
  Archer-Daniels-Midland                                  15,389             634
  Brown-Forman, Cl B                                       4,988             384
  Campbell Soup (B)                                       14,445             543
  Chattem*                                                11,000             381
  Chiquita Brands International                           45,900             776
  Clorox                                                   3,519             210
  Coca-Cola                                               61,601           2,760
  Coca-Cola Enterprises                                   52,233           1,165
  Colgate-Palmolive                                       44,226           2,647
  ConAgra Foods                                           11,500             274
  Corn Products International                              2,000              69
  Costco Wholesale                                        33,080           1,548
  Dean Foods*                                             19,933             790
  Del Monte Foods                                         14,061             156
  Energizer Holdings (B)*                                  6,100             408
  Estee Lauder, Cl A                                      30,800           1,135
  General Mills                                           29,046           1,575
  Hansen Natural (B)*                                      2,800              77
  Hershey                                                 16,802             907
  HJ Heinz                                                 3,007             126
  Hormel Foods                                             3,239             119
  Kellogg                                                  4,082             207
  Kimberly-Clark                                          22,754           1,445
  Kraft Foods, Cl A (B)                                   25,707             872
  Kroger                                                  64,222           1,529
  Loews - Carolina Group                                   4,059             232
  McCormick                                                3,181             116
  Molson Coors Brewing, Cl B                               6,700             471
  Pepsi Bottling Group                                    29,644           1,038
  PepsiAmericas                                           25,248             580
  PepsiCo                                                 98,897           6,456
  Procter & Gamble                                       205,368          12,712
  Reynolds American (B)                                   37,860           2,464
  Safeway                                                 23,376             723
  Supervalu                                               17,372             496
  Sysco                                                      224               7
  Tyson Foods, Cl A                                       15,400             227
  UST (B)                                                  1,800              95
  Wal-Mart Stores                                        155,978           6,975
  Walgreen                                               146,856           7,263
  Whole Foods Market (B)                                   2,778             149
  WM Wrigley Jr. (B)                                      27,252           1,265
                                                                     -----------
                                                                          67,976
                                                                     -----------
ENERGY -- 9.0%
  Anadarko Petroleum                                      28,066           1,316
  Apache                                                     104               7
  Arch Coal                                                5,402             177
  Baker Hughes                                            56,621           4,030
  BJ Services                                             32,961           1,131
  BP ADR                                                   1,200              82
  Cameron International (B)*                               5,629             270
  Chesapeake Energy (B)                                   81,084           2,560
  Chevron                                                124,998           8,050
  Cimarex Energy                                             700              27
  ConocoPhillips                                          96,871           6,144
  Consol Energy                                              658              24
  Devon Energy                                            34,964           2,185
  Diamond Offshore Drilling                                  381              28
  EOG Resources                                            1,132              73
  Exxon Mobil                                            344,235          23,294
  FMC Technologies (B)*                                    3,900             229
  Frontier Oil                                               900              29
  GlobalSantaFe                                            3,100             153
  Grant Prideco*                                             165               7

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
  Halliburton                                             64,734     $     2,112
  Helix Energy Solutions Group*                              800              31
  Helmerich & Payne                                       23,956             588
  Hess (B)                                                32,753           1,499
  Holly                                                    9,500             435
  Kinder Morgan                                            1,974             206
  Marathon Oil                                            36,044           3,010
  Nabors Industries*                                      18,600             611
  National Oilwell Varco*                                    130               8
  Noble Energy                                             6,274             310
  Occidental Petroleum                                    54,892           2,799
  Oceaneering International*                               1,600              57
  Peabody Energy                                             158               7
  Pogo Producing                                             228              10
  Schlumberger                                            96,650           5,925
  SEACOR Holdings*                                           400              35
  Smith International (B)                                    607              25
  Sunoco                                                   8,811             634
  Tetra Technologies*                                        900              25
  Tidewater                                               10,800             514
  Transocean*                                              1,900             127
  Unit*                                                    9,840             519
  Valero Energy                                           24,420           1,402
  Weatherford International (B)*                          16,830             724
  XTO Energy                                                 610              28
                                                                     -----------
                                                                          71,457
                                                                     -----------
FINANCIALS -- 22.3%
  A.G. Edwards                                            19,196           1,014
  ACE                                                      2,800             151
  Affiliated Managers Group (B)*                           2,136             198
  Aflac                                                   10,840             489
  Allied Capital (B)                                       6,067             186
  Allstate                                                59,460           3,445
  AMB Property+                                              600              33
  AMBAC Financial Group                                   13,600           1,178
  American Capital Strategies (B)                          4,146             161
  American Express                                        66,532           3,496
  American Financial Group                                 4,499             210
  American Home Mortgage
   Investment+ (B)                                        11,800             374
  American International Group                           113,420           7,238
  Ameriprise Financial                                    11,058             506
  AmerUs Group                                             1,700             115
  AmSouth Bancorp                                         32,711             937
  Anthracite Capital+                                      1,794              23
  AON                                                     27,361             946
  Apartment Investment &
   Management, Cl A                                          843              43
  Archstone-Smith Trust+                                   2,501             133
  Arthur J Gallagher (B)                                   5,422             145
  Assurant                                                13,507             695
  Astoria Financial                                       25,033             768
  AvalonBay Communities+                                   2,614             316
  Bank of America                                        255,009          13,125
  Bank of Hawaii                                             943              46
  Bank of New York                                        11,800             398
  BB&T (B)                                                42,734           1,829
  Bear Stearns                                            11,145           1,453
  BlackRock, Cl A                                          1,714             223
  Boston Properties+                                         794              81
  BRE Properties, Cl A+                                    3,800             225
  Brookfield Asset Management                             14,900             667
  Brown & Brown                                            8,201             246
  Camden Property Trust+                                   1,807             140
  Capital One Financial                                    7,148             523
  CapitalSource+ (B)                                       7,200             175


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)


Large Cap Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
  CB Richard Ellis Group, Cl A*                           40,600     $       934
  Charles Schwab                                         127,792           2,084
  Chicago Mercantile Exchange
   Holdings                                               11,307           4,975
  Chubb                                                   28,392           1,424
  Cincinnati Financial                                     1,900              89
  CIT Group                                               29,148           1,313
  Citigroup                                              328,363          16,205
  City National                                              207              14
  CNA Financial*                                           9,902             343
  Colonial BancGroup                                      10,300             252
  Comerica (B)                                            42,297           2,421
  Commerce Bancorp (B)                                     5,884             196
  Commerce Bancshares                                      4,675             234
  Compass Bancshares                                       2,407             140
  Conseco*                                                 5,846             121
  Countrywide Financial                                   23,451             793
  Credicorp                                                  200               7
  Cullen/Frost Bankers                                     4,300             254
  Duke Realty+                                             5,300             201
  E*Trade Financial*                                       5,400             127
  East West Bancorp                                        5,000             202
  Eaton Vance                                              3,700              98
  Equity Office Properties Trust+ (B)                      4,023             149
  Equity Residential+                                      6,543             326
  Erie Indemnity, Cl A                                     1,229              63
  Essex Property Trust+                                    1,700             213
  Fannie Mae                                              23,814           1,254
  Federal Realty Investment Trust+                           780              58
  Federated Investors, Cl B                                6,772             227
  Fidelity National Financial                              3,846             155
  Fifth Third Bancorp                                        800              31
  First American                                           6,011             244
  First Horizon National                                   4,922             188
  First Marblehead                                         1,100              58
  Forest City Enterprises, Cl A                            4,152             223
  Franklin Resources                                      12,471           1,227
  Freddie Mac                                             81,730           5,198
  Fulton Financial                                           603              10
  Genworth Financial, Cl A                                20,600             709
  Golden West Financial                                      938              71
  Goldman Sachs Group                                     19,264           2,864
  Great Southern Bancorp                                     900              25
  Hanover Insurance Group                                    736              33
  Hartford Financial Services Group                       20,450           1,756
  HCC Insurance Holdings                                   5,969             194
  Horace Mann Educators                                   14,000             257
  Hospitality Properties Trust+                            4,584             212
  Host Hotels & Resorts+                                   5,874             132
  Hudson City Bancorp                                     25,400             332
  Huntington Bancshares                                   12,573             301
  IndyMac Bancorp                                         14,600             571
  Investment Technology Group*                             1,400              65
  Investors Financial Services (B)                         1,500              70
  Janus Capital Group (B)                                  8,800             156
  Jefferies Group                                         10,800             269
  JER Investors Trust+                                     7,900             132
  Jones Lang LaSalle                                      13,300           1,107
  JPMorgan Chase                                         226,537          10,344
  Keycorp                                                 61,133           2,249
  Kilroy Realty+                                             400              32
  LandAmerica Financial Group                                800              51
  Legg Mason (B)                                          18,805           1,716
  Lehman Brothers Holdings (B)                            42,400           2,706
  Leucadia National (B)                                   15,100             389
  Lincoln National                                        25,072           1,522
  Loews                                                   65,247           2,511
  M&T Bank                                                 2,930             359

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
  Macerich+                                                  458     $        34
  Markel*                                                     29              11
  Marsh & McLennan                                        19,325             506
  Marshall & Ilsley                                        1,672              78
  MBIA                                                     9,000             555
  Mellon Financial                                        14,200             529
  Mercantile Bankshares                                    6,874             254
  Mercury General                                          1,600              80
  Merrill Lynch                                           89,228           6,561
  Metlife (B)                                             15,990             880
  MGIC Investment                                         21,162           1,225
  Moody's                                                 79,759           4,880
  Morgan Stanley                                          78,532           5,167
  National City (B)                                       89,064           3,080
  Nationwide Financial Services, Cl A                     11,400             552
  New Century Financial+                                   1,000              39
  New York Community Bancorp                              13,149             216
  North Fork Bancorporation                                4,600             126
  Northern Trust                                           6,565             368
  Nuveen Investments, Cl A                                 4,700             224
  NYSE Group (B)*                                            800              47
  Old Republic International                              29,600             619
  Pan Pacific Retail Properties+                             316              22
  Peoples Bank                                               614              22
  Philadelphia Consolidated Holding*                         800              29
  Plum Creek Timber+                                         522              18
  PMI Group (B)                                           22,200             960
  PNC Financial Services Group                            31,043           2,198
  Principal Financial Group (B)                           18,400             980
  Progressive                                             34,564             850
  Prologis+                                                1,736              98
  Protective Life                                            314              14
  Prudential Financial                                     3,500             257
  Public Storage+                                          2,577             223
  Radian Group                                            20,664           1,237
  Ramco-Gershenson Properties+ (B)                         6,986             224
  Raymond James Financial (B)                              8,000             222
  Rayonier+                                                4,100             162
  Realogy*                                                 7,300             156
  Reckson Associates Realty+                               5,200             222
  Regency Centers+                                           387              26
  Regions Financial                                       31,069           1,118
  Reinsurance Group of America                             8,300             429
  Safeco                                                  17,662           1,019
  Simon Property Group+                                      101               9
  Sky Financial Group                                      1,254              31
  SL Green Realty+ (B)                                     1,622             181
  SLM                                                      8,077             392
  Spirit Finance+                                          2,500              28
  St. Paul Travelers                                      72,034           3,162
  Stancorp Financial Group                                 5,400             251
  State Street                                             7,101             439
  SunTrust Banks                                          30,502           2,330
  Synovus Financial                                        3,903             113
  T Rowe Price Group (B)                                   5,832             257
  TCF Financial (B)                                        9,100             237
  TD Ameritrade Holding                                    5,067              89
  TD Banknorth                                             1,252              37
  Torchmark (B)                                            4,645             289
  Transatlantic Holdings                                     401              25
  Trizec Properties+                                       2,500              72
  UnionBanCal                                             13,000             779
  United Dominion Realty Trust+                              130               4
  UnumProvident (B)                                       16,473             312
  US Bancorp                                             137,552           4,411
  Valley National Bancorp                                  8,200             210
  Vornado Realty Trust+                                      865              92
  Wachovia                                               103,083           5,631


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)


Large Cap Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
  Washington Federal                                       4,500     $       100
  Washington Mutual                                       58,060           2,432
  Wells Fargo                                             52,446           1,822
  Whitney Holding                                          1,300              46
  Wilmington Trust                                         3,687             162
  WR Berkley                                              24,441             855
  XL Capital, Cl A                                         2,458             161
  Zions Bancorporation                                     3,551             280
                                                                     -----------
                                                                         176,873
                                                                     -----------
HEALTH CARE -- 13.2%
  Abbott Laboratories                                      3,108             151
  Advanced Medical Optics*                                 2,500             120
  Aetna                                                   11,362             423
  Alcon                                                    1,408             166
  Allergan                                                50,987           5,841
  AmerisourceBergen                                       26,542           1,172
  Amgen*                                                  86,432           5,871
  Amylin Pharmaceuticals (B)*                              2,100              95
  Applera - Applied Biosystems Group                      11,730             360
  Barr Pharmaceuticals*                                    7,848             443
  Baxter International                                    29,381           1,304
  Becton Dickinson                                        17,697           1,233
  Biogen Idec*                                            20,229             893
  Biomet                                                     700              23
  Biosite (B)*                                             7,000             308
  Boston Scientific*                                      41,400             722
  Bristol-Myers Squibb                                     9,613             209
  Cardinal Health                                         14,084             950
  Caremark Rx                                             73,420           4,254
  Celgene (B)*                                             6,976             284
  Cephalon (B)*                                            4,638             264
  Cerner (B)*                                              9,258             426
  Cigna                                                   12,948           1,464
  CNS                                                        700              20
  Community Health Systems*                                  696              27
  Covance*                                                   788              50
  Coventry Health Care*                                    1,865             101
  Cytyc*                                                   3,300              79
  Dade Behring Holdings                                    4,851             196
  DaVita*                                                    926              54
  Dentsply International                                   1,700              55
  Eli Lilly                                               57,237           3,201
  Emdeon*                                                 65,000             770
  Endo Pharmaceuticals Holdings*                           1,438              47
  Express Scripts*                                         9,845             828
  Fisher Scientific International (B)*                    19,527           1,528
  Forest Laboratories*                                     6,672             333
  Genentech (B)*                                          99,942           8,247
  Genzyme*                                                   336              22
  Gilead Sciences*                                         6,929             439
  HCA                                                     10,458             516
  Health Management Associates, Cl A                       1,787              37
  Health Net*                                             14,417             603
  Henry Schein*                                            2,323             116
  Hillenbrand Industries                                   1,400              80
  Hospira*                                                 7,988             293
  Humana*                                                  2,603             159
  Idexx Laboratories (B)*                                  2,516             232
  ImClone Systems (B)*                                    13,000             389
  IMS Health                                               2,823              77
  Intuitive Surgical*                                        400              38
  Invitrogen*                                                310              19
  Johnson & Johnson                                       46,404           3,000
  Kinetic Concepts*                                          900              28
  King Pharmaceuticals*                                   84,684           1,374
  Laboratory of America Holdings (B)*                     15,679           1,073

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
  LifePoint Hospitals*                                     2,700     $        92
  Lincare Holdings (B)*                                   25,790             955
  Manor Care                                               2,787             145
  Matria Healthcare*                                       1,800              49
  McKesson                                                11,517             585
  Medco Health Solutions*                                 30,365           1,924
  Medimmune (B)*                                          67,554           1,867
  Medtronic (B)                                           89,830           4,213
  Mentor (B)                                               2,900             141
  Merck                                                  122,824           4,981
  Millennium Pharmaceuticals*                             63,600             691
  Millipore*                                               2,309             148
  Mylan Laboratories (B)                                  32,213             655
  Omnicare                                                 7,355             333
  PerkinElmer                                              3,100              57
  Pfizer                                                 423,079          11,660
  Pharmaceutical Product Development                       3,418             130
  Quest Diagnostics (B)                                    5,711             367
  Resmed (B)*                                              4,532             184
  Schering-Plough                                         10,768             226
  Sciele Pharma*                                           2,100              37
  Sierra Health Services*                                  7,100             305
  St. Jude Medical (B)*                                   60,035           2,186
  Stryker (B)                                             61,576           2,957
  Techne (B)*                                              4,661             237
  Tenet Healthcare (B)*                                   19,500             154
  Thermo Electron*                                         6,029             236
  UnitedHealth Group                                     128,907           6,697
  Universal Health Services, Cl B                            681              39
  Varian Medical Systems (B)*                              3,987             213
  VCA Antech*                                              5,958             211
  Vertex Pharmaceuticals*                                  1,000              34
  Waters*                                                 17,316             739
  Watson Pharmaceuticals*                                  3,335              86
  WellCare Health Plans*                                   1,800             101
  WellPoint*                                               5,960             461
  West Pharmaceutical Services                               334              13
  Wyeth                                                   75,824           3,693
  Zimmer Holdings (B)*                                    88,086           5,990
                                                                     -----------
                                                                         104,799
                                                                     -----------
INDUSTRIALS -- 8.2%
  3M                                                      20,186           1,447
  Acuity Brands                                            2,900             124
  American Railcar Industries*                             1,600              48
  American Standard                                        2,800             117
  Ametek                                                     109               5
  AMR*                                                     8,116             168
  Applied Industrial Technologies                          3,600              81
  Aramark, Cl B                                            6,554             215
  Armor Holdings*                                          6,259             331
  Avery Dennison                                           1,901             118
  Boeing                                                   6,030             452
  Brink's                                                  4,000             228
  Burlington Northern Santa Fe                            12,785             856
  Carlisle                                                 3,300             282
  Caterpillar                                             21,167           1,404
  Cendant*                                                31,700              61
  Ceradyne*                                                2,600             115
  CH Robinson Worldwide (B)                               11,187             513
  ChoicePoint*                                             5,007             181
  Cintas                                                     600              22
  Con-way                                                 16,788             803
  Continental Airlines, Cl B (B)*                          2,500              63
  Corporate Executive Board                                3,922             344
  Corrections of America*                                  1,600             101
  Crane                                                    3,000             120


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)


Large Cap Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
  CSX                                                     27,588     $       834
  Cummins (B)                                             15,000           1,722
  Danaher                                                  2,330             154
  Deere                                                   13,092           1,022
  Donaldson                                                1,900              63
  Dover                                                    9,864             480
  Dun & Bradstreet*                                        1,007              71
  Eaton                                                   19,991           1,329
  Emerson Electric                                        18,511           1,521
  Equifax                                                  4,340             138
  Expeditors International
   Washington (B)                                        110,914           4,422
  Fastenal                                                 8,900             326
  FedEx                                                    8,600             869
  Flowserve*                                                 500              26
  Gardner Denver*                                          1,900              68
  General Dynamics                                         5,986             404
  General Electric                                       366,643          12,488
  Graco                                                    1,300              49
  H&E Equipment Services*                                  1,600              42
  Harsco                                                   1,300             103
  Herman Miller                                           15,404             435
  HNI                                                      4,187             167
  Honeywell International                                 56,018           2,169
  Hubbell, Cl B                                            4,200             195
  Illinois Tool Works                                      1,200              53
  Ingersoll-Rand, Cl A                                    20,061             763
  ITT Industries                                           3,860             189
  Jacobs Engineering Group*                                1,710             149
  JB Hunt Transport Services                               4,100              81
  Kennametal                                               1,300              69
  L-3 Communications Holdings                              5,607             423
  Laidlaw International                                   10,300             278
  Landstar System                                          2,300              98
  Lincoln Electric Holdings                                  500              28
  Lockheed Martin                                         25,485           2,105
  Manitowoc                                                1,200              53
  Manpower                                                 4,300             254
  Masco (B)                                               33,400             915
  Monster Worldwide*                                         400              16
  MSC Industrial Direct, Cl A                              2,700             106
  Navistar International (B)*                             16,300             374
  Norfolk Southern                                         7,387             316
  Northrop Grumman                                        47,175           3,152
  Oshkosh Truck                                            3,000             155
  Paccar                                                  27,098           1,481
  Parker Hannifin                                          9,100             674
  Pitney Bowes                                               207               9
  Precision Castparts                                      5,525             323
  Raytheon                                                35,788           1,690
  Republic Services                                        1,709              66
  Robert Half International                               11,500             356
  Rockwell Automation                                      3,200             180
  Rockwell Collins                                         4,432             232
  Roper Industries                                           752              35
  RR Donnelley & Sons                                      6,180             200
  Ryder System                                            14,400             712
  Southwest Airlines                                      50,400             873
  SPX                                                      2,229             118
  Stericycle*                                              2,601             173
  Teleflex                                                   222              12
  Terex (B)*                                               3,700             163
  Textron                                                  1,300             109
  Thomas & Betts*                                         18,068             816
  Toro                                                     1,400              56
  Trinity Industries                                       2,800              93
  UAL*                                                     1,000              25
  Union Pacific                                            8,881             714

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
  United Parcel Service, Cl B                             91,608     $     6,417
  United Rentals (B)*                                     10,000             217
  United Technologies                                     25,979           1,629
  US Airways Group*                                          600              25
  Waste Management                                         6,700             230
  WESCO International*                                       400              23
  WW Grainger                                              4,636             310
  YRC Worldwide*                                             214               8
                                                                     -----------
                                                                          64,842
                                                                     -----------
INFORMATION TECHNOLOGY -- 15.3%
  Acxiom                                                   2,700              66
  Adobe Systems*                                           4,932             160
  Affiliated Computer Services, Cl A*                      1,200              62
  Agere Systems*                                          22,229             339
  Agilent Technologies*                                   37,787           1,215
  Akamai Technologies (B)*                                 5,894             231
  Alliance Data Systems (B)*                               4,200             212
  Amphenol, Cl A                                           1,230              71
  Analog Devices                                           9,100             279
  Apple Computer*                                         22,517           1,528
  Applied Materials                                       68,440           1,155
  Arrow Electronics*                                       9,675             270
  ATMI*                                                    4,200             121
  Autodesk*                                                1,319              46
  Automatic Data Processing                                7,746             366
  Avaya*                                                  11,207             117
  Avnet*                                                   6,840             134
  Avocent*                                                 1,600              48
  BEA Systems*                                             5,100              70
  BMC Software (B)*                                       12,021             320
  Broadcom, Cl A*                                          7,637             225
  Cadence Design Systems*                                 29,597             486
  CDW                                                        416              24
  Ceridian*                                               12,858             307
  Cisco Systems*                                         182,360           4,010
  Citrix Systems*                                          6,897             212
  Cognizant Technology
   Solutions, Cl A*                                        1,500             105
  Coherent (B)*                                            3,500             127
  Computer Sciences (B)*                                  19,000             900
  Convergys*                                              30,900             645
  Corning*                                                   455              10
  Dell (B)*                                               52,482           1,183
  DST Systems (B)*                                         5,122             302
  eBay (B)*                                              238,400           6,642
  Electronic Arts (B)*                                    33,986           1,732
  Electronic Data Systems                                 20,700             493
  EMC*                                                    93,404           1,088
  Factset Research Systems                                   600              26
  Fair Isaac                                               5,639             197
  Fidelity National Information
  Services                                                 6,407             235
  First Data                                             214,402           9,213
  Fiserv*                                                 27,807           1,228
  Freescale Semiconductor, Cl B*                          13,971             432
  Global Payments                                          6,374             243
  Google, Cl A (B)*                                       24,150           9,141
  Harris                                                   8,402             369
  Hewlett-Packard                                        186,505           6,819
  Informatica*                                             5,200              76
  Ingram Micro, Cl A*                                     12,000             216
  Integrated Device Technology*                            4,300              74
  Intel                                                   58,046           1,134
  International Business Machines (B)                     40,976           3,318
  Intersil, Cl A (B)                                       5,767             146
  Intuit*                                                186,392           5,633
  Iron Mountain*                                           6,780             278


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)


Large Cap Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
  Itron*                                                   3,300     $       185
  Jabil Circuit                                              816              22
  Kla-Tencor                                                 543              24
  Lam Research (B)*                                        7,667             328
  Lexmark International, Cl A (B)*                        15,100             847
  Linear Technology                                       52,381           1,781
  LSI Logic*                                              23,600             190
  Mastercard, Cl A*                                          700              39
  MEMC Electronic Materials*                               2,754             106
  Mettler Toledo International*                            2,565             156
  Microchip Technology                                       414              14
  Micron Technology (B)*                                   9,487             164
  Microsoft                                              285,674           7,339
  MicroStrategy, Cl A*                                     3,170             289
  Molex (B)                                                6,000             219
  MoneyGram International                                  2,400              75
  Motorola                                               101,784           2,380
  National Instruments                                     3,600             100
  National Semiconductor                                     519              13
  NAVTEQ (B)*                                             78,000           2,072
  NCR*                                                     2,000              70
  Netratings*                                              1,600              24
  Network Appliance (B)*                                   5,774             198
  Novellus Systems (B)*                                   18,009             503
  Nvidia*                                                  6,630             193
  Oracle*                                                 21,111             330
  Paychex (B)                                            179,743           6,455
  QLogic*                                                 23,718             436
  Qualcomm                                               331,906          12,503
  Red Hat (B)*                                             8,890             207
  Redback Networks*                                        4,200              78
  Reynolds & Reynolds, Cl A                                2,246              86
  Sabre Holdings, Cl A                                    40,119             879
  SanDisk (B)*                                            96,665           5,695
  Sanmina-SCI*                                            34,739             118
  Seagate Technology                                     215,000           4,784
  Solectron*                                              51,000             160
  Sybase (B)*                                              3,992              92
  Symantec*                                                5,040              94
  Symbol Technologies                                      2,900              35
  Synopsys*                                               45,109             855
  Tech Data (B)*                                          18,516             646
  Tektronix                                                7,900             224
  Texas Instruments                                       42,043           1,370
  Vishay Intertechnology (B)*                             62,000             869
  Western Digital*                                        38,714             708
  Xerox*                                                  61,279             908
  Xilinx                                                  10,000             229
  Yahoo! (B)*                                             75,087           2,164
                                                                     -----------
                                                                         121,335
                                                                     -----------
MATERIALS -- 2.9%
  Air Products & Chemicals                                   500              33
  Airgas                                                   3,300             118
  Albemarle                                                2,100             115
  Alcoa                                                   58,000           1,658
  Allegheny Technologies                                   2,000             115
  Ashland                                                  2,500             158
  Ball                                                       700              28
  Bemis                                                   11,300             365
  Cabot                                                    2,900              96
  Carpenter Technology                                       600              58
  Commercial Metals                                        1,700              37
  Cytec Industries                                         3,400             181
  Dow Chemical                                            52,940           2,019
  E.I. du Pont de Nemours                                  8,865             354
  Eagle Materials (B)                                     16,626             596

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
  Eastman Chemical                                         9,000     $       472
  Ecolab                                                   6,933             309
  Freeport-McMoRan Copper &
    Gold, Cl B (B)                                         1,800             105
  International Flavors & Fragrances                         800              32
  International Paper                                     15,237             530
  Louisiana-Pacific                                       13,900             272
  Lubrizol                                                17,506             761
  Martin Marietta Materials                                3,611             297
  MeadWestvaco                                            20,200             516
  Monsanto                                                   392              19
  Newmont Mining                                          18,700             958
  Nucor                                                   23,000           1,124
  OM Group*                                                9,500             380
  Pactiv*                                                 18,500             495
  Phelps Dodge                                            13,500           1,208
  PPG Industries                                          25,099           1,590
  Praxair                                                 87,151           5,003
  Reliance Steel & Aluminum                                5,300             174
  Rohm & Haas                                             13,900             613
  Scotts Miracle-Gro, Cl A                                 2,859             123
  Sealed Air                                               1,880              98
  Sigma-Aldrich                                              314              23
  Smurfit-Stone Container*                                29,200             333
  Sonoco Products                                          4,516             151
  Steel Dynamics                                           5,700             301
  Temple-Inland                                            1,245              56
  Titanium Metals*                                         1,000              26
  United States Steel                                      6,900             401
  Valspar                                                 19,600             521
  Vulcan Materials                                           201              16
  Weyerhaeuser                                                51               3
  Wheeling-Pittsburgh*                                     5,400              95
                                                                     -----------
                                                                          22,936
                                                                     -----------
TELECOMMUNICATION SERVICES -- 3.0%
  Alltel                                                   6,935             376
  American Tower, Cl A*                                   39,587           1,419
  AT&T (B)                                               259,602           8,081
  BellSouth                                              112,590           4,585
  CenturyTel                                              21,029             837
  Citizens Communications                                 15,718             217
  Crown Castle International (B)*                         62,104           2,134
  Embarq (B)*                                              5,510             260
  Leap Wireless International*                               600              28
  NII Holdings*                                              330              18
  Sprint Nextel                                           27,918             472
  Verizon Communications                                 155,795           5,481
  Windstream                                               5,000              66
                                                                     -----------
                                                                          23,974
                                                                     -----------
UTILITIES -- 2.7%
  AES*                                                     3,100              66
  Allegheny Energy (B)*                                    1,422              59
  Alliant Energy                                          11,800             432
  Ameren                                                     559              30
  American Electric Power (B)                             59,753           2,180
  Aqua America                                             2,386              56
  CenterPoint Energy (B)                                  22,500             325
  CMS Energy (B)*                                         11,000             161
  Consolidated Edison                                      1,867              86
  Constellation Energy Group                              12,699             763
  Dominion Resources                                       4,852             388
  DPL                                                        219               6
  DTE Energy (B)                                          25,687           1,072
  Duke Energy                                             47,925           1,438


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)


Large Cap Fund
August 31, 2006

--------------------------------------------------------------------------------
                                              Shares/Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
  Edison International                                    22,532     $       983
  Energen                                                  9,200             401
  Entergy                                                 11,499             893
  Equitable Resources                                      1,868              69
  Exelon                                                   2,854             174
  FirstEnergy                                             39,503           2,254
  FPL Group                                                  352              16
  Hawaiian Electric Industries                             1,000              27
  KeySpan                                                  1,900              78
  MDU Resources Group (B)                                 13,521             331
  Mirant (B)*                                              3,100              90
  National Fuel Gas                                       13,000             496
  Northeast Utilities                                      4,504             103
  NRG Energy (B)*                                          8,643             438
  OGE Energy                                                 800              30
  Pepco Holdings                                          23,600             599
  PG&E (B)                                                31,519           1,322
  Pinnacle West Capital (B)                               23,400           1,075
  PPL                                                     13,265             464
  Progress Energy                                          2,600             115
  Public Service Enterprise Group                          6,120             428
  Puget Energy                                             1,530              35
  Questar                                                  1,874             162
  SCANA                                                    1,081              45
  Sempra Energy                                            8,589             427
  Southern                                                 2,439              84
  TXU                                                     25,875           1,713
  UGI                                                     10,400             258
  Wisconsin Energy                                         4,700             202
  Xcel Energy (B)                                         37,445             779
                                                                     -----------
                                                                          21,153
                                                                     -----------
Total Common Stock
 (Cost $685,103) ($ Thousands)                                           764,029
                                                                     -----------

CORPORATE OBLIGATIONS (C) -- 7.4%

FINANCIALS -- 7.4%
  Allstate Life Global Funding II
    MTN (E) (F)
    5.350%, 09/15/06                                 $       848             848
  American General Finance (E) (F)
    5.360%, 09/15/06                                       2,672           2,671
  Bear Stearns EXL (E)
    5.370%, 09/15/06                                       3,280           3,280
  Countrywide Financial MTN (E)
    5.560%, 09/27/06                                       1,105           1,105
  Countrywide Financial MTN,
    Ser A (E)
    5.548%, 11/03/06                                       1,935           1,935
    5.380%, 09/13/06                                       3,408           3,408
  Dekabank (E) (F)
    5.490%, 10/19/06                                       3,408           3,408
  Irish Life & Permanent MTN,
    Ser X (E) (F)
    5.365%, 09/21/06                                       2,450           2,450
  Islandsbanki (E) (F)
    5.456%, 09/07/06                                       2,764           2,764
    5.376%, 09/22/06                                       1,566           1,566
  Jackson National Life
    Funding (E) (F)
    5.402%, 09/01/06                                       4,053           4,053
  Kaupthing Bank MTN (E) (F)
    5.385%, 09/20/06                                       4,606           4,606


--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
  Lakeside Funding (E) (F)
    5.370%, 09/08/06                                 $     1,068   $       1,068
  Landsbanki Islands (E) (F)
    5.410%, 09/15/06                                       3,501           3,501
  Morgan Stanley EXL (E)
    5.456%, 09/05/06                                         645             645
  Morgan Stanley EXL, Ser S (E)
    5.410%, 09/05/06                                         921             921
  Natexis Banques (E) (F)
    5.310%, 09/15/06                                       1,796           1,796
  Nationwide Building Society (E) (F)
    5.550%, 09/28/06                                       1,013           1,013
    5.436%, 09/07/06                                       1,842           1,842
  Nordbank (E) (F)
    5.354%, 09/25/06                                       3,132           3,132
  Northern Rock (E) (F)
    5.430%, 09/05/06                                       1,898           1,898
  Pacific Life Global Funding (E) (F)
    5.350%, 09/13/06                                       1,382           1,382
  Premium Asset Trust,
    Ser 2004-10 (E) (F)
    5.370%, 09/15/06                                       2,579           2,579
  SLM EXL, Ser S (E) (F)
    5.330%, 09/15/06                                       2,027           2,027
  Sigma Finance MTN (F)
    4.745%, 11/09/06                                         995             995
  Skandinav Enskilda Bank (E) (F)
    5.320%, 09/18/06                                       2,027           2,027
  Stanfield Victoria MTN (F)
    5.445%, 06/11/07                                       1,842           1,842
                                                                     -----------
Total Corporate Obligations
 (Cost $58,762) ($ Thousands)                                             58,762
                                                                     -----------

COMMERCIAL PAPER (C) (D) -- 2.7%
  Adirondack
    5.316%, 09/08/06                                       1,842           1,841
  Altius I Funding
    5.316%, 09/08/06                                       1,290           1,288
  Broadhollow Funding
    5.315%, 09/07/06                                         921             920
    5.314%, 09/06/06                                       1,400           1,399
  Elysian Funding LLC
    5.451%, 11/27/06                                       1,654           1,632
    5.360%, 09/01/06                                       3,209           3,209
  KKR Pacific Funding Trust
    5.330%, 09/27/06                                          74              73
  Main Street Warehouse Funding
    5.315%, 09/20/06                                       2,487           2,480
  Rams Funding
    5.314%, 09/19/06                                         921             919
  Rhineland Funding Capital
    5.494%, 10/12/06                                         921             916
    5.313%, 09/05/06                                       4,661           4,659
  Thornburg Mortgage Capital
    Resource
    5.315%, 09/07/06                                       1,842           1,841
                                                                     -----------
Total Commercial Paper
 (Cost $21,177) ($ Thousands)                                             21,177
                                                                     -----------


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)


Large Cap Fund
August 31, 2006

--------------------------------------------------------------------------------
                                              Shares/Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CASH EQUIVALENTS -- 2.4%
  First Union Cash Management
     Program, 5.221% **                                  843,323     $       843
  SEI Daily Income Trust, Prime
     Obligation Fund, Cl A, 5.330%**++                18,541,876          18,542
                                                                     -----------
Total Cash Equivalents
 (Cost $19,385) ($ Thousands)                                             19,385
                                                                     -----------

ASSET-BACKED SECURITIES (C) (E) (F) -- 1.1%

MORTGAGE RELATED SECURITIES -- 1.1%
  Cheyne High Grade,
    Ser 2004-1A, Cl AM1
    5.466%, 11/10/06                                 $       921             921
  Commodore,
    Ser 2004-1A, Cl AM1
    5.380%, 09/12/06                                         848             848
  Duke Funding,
    Ser 2004-6B, Cl A1S1
    5.577%, 10/10/06                                       1,382           1,382
  Newcastle CDO,
    Ser 2005-6A, Cl IM1
    5.346%, 09/25/06                                         368             368
  Park Place Securities NIM Trust,
    Ser 2004-MM1, Cl AM6
    5.354%, 09/25/06                                         901             901
  RMAC,
    Ser 2004-NS3A, Cl A1
    5.330%, 09/12/06                                         171             171
  Saturn Ventures II
    5.466%, 09/07/06                                       1,484           1,484
  TIAA Real Estate CDO,
    Ser 2003 1A, Cl A1MM
    5.358%, 09/28/06                                       1,112           1,112
  Whitehawk CDO Funding,
    Ser 2004-1A, Cl AMME
    5.349%, 09/15/06                                         276             276
  Witherspoon CDO Funding
    5.340%, 09/15/06                                       1,290           1,290
                                                                     -----------
Total Asset-Backed Securities
  (Cost $8,753) ($ Thousands)                                              8,753
                                                                     -----------

FOREIGN COMMON STOCK -- 0.9%
  Alcan                                                    2,400             108
  IPSCO                                                    1,200             111
  Petro-Canada                                            11,800             504
  Research In Motion*                                     39,860           3,289
  Shaw Communications, Cl B                               18,600             559
  Suncor Energy                                           34,562           2,681
                                                                     -----------
Total Foreign Common Stock
 (Cost $6,207) ($ Thousands)                                               7,252
                                                                     -----------

MASTER NOTE (C) (D) -- 0.6%
  Bank of America
    5.383%, 09/01/06                                       4,606           4,606
                                                                     -----------
Total Master Note
 (Cost $4,606) ($ Thousands)                                               4,606
                                                                     -----------

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT (C) -- 0.5%
  Barclays Bank (E)
    5.440%, 06/11/07                                 $       921     $       921
  CC USA MTN (F)
    5.520%, 06/18/07                                       1,843           1,843
  U.S. Trust of New York (E)
    5.370%, 09/13/06                                         737             737
                                                                     -----------
Total Certificates of Deposit
 (Cost $3,501) ($ Thousands)                                               3,501
                                                                     -----------

TIME DEPOSIT (C) -- 0.2%
  National City
    5.260%, 09/01/06                                       1,817           1,817
                                                                     -----------
Total Time Deposit
 (Cost $1,817) ($ Thousands)                                               1,817
                                                                     -----------

U.S. TREASURY OBLIGATION (A) (D) -- 0.2%
  U.S. Treasury Bills
    4.983%, 11/24/06                                       1,215           1,201
                                                                     -----------
Total U.S. Treasury Obligation
 (Cost $1,201) ($ Thousands)                                               1,201
                                                                     -----------

                                                       Number of
                                                        Warrants
                                                      ----------

WARRANTS -- 0.0%
  Lucent Technologies,
     Expires 12/10/07*                                       758              --
                                                                     -----------
Total Warrants
 (Cost $--) ($ Thousands)                                                     --
                                                                     -----------

REPURCHASE AGREEMENTS (C) (G) -- 1.7%
Barclays Capital
  5.270%, dated 08/31/06, to be
  repurchased on 09/01/06,
  repurchase price $3,201,617
  (collateralized by various U.S.
  Government Obligations, ranging
  in par value $289,536-$2,066,605,
  0.000%-6.625%, 07/24/07-05/09/16;
  with total market value $3,265,181)                      3,201           3,201
Lehman Brothers
  5.260%, dated 08/31/06, to be
  repurchased on 09/01/06,
  repurchase price $10,667,952
  (collateralized by various U.S.
  Government Obligations, ranging
  in par value $699,751-$1,654,235,
  0.000%-6.000%, 09/19/06-08/19/11;
  with total market value $10,879,732)                    10,666          10,666
                                                                     -----------
Total Repurchase Agreements
 (Cost $13,867) ($ Thousands)                                             13,867
                                                                     -----------

Total Investments -- 114.1%
 (Cost $824,379) ($ Thousands) @                                     $   904,350
                                                                     ===========


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)


Large Cap Fund
August 31, 2006


Futures -- A summary of the open futures contracts held by the Fund at August 31, 2006, is as follows:


                                                                      UNREALIZED
                                          NUMBER OF   EXPIRATION    APPRECIATION
TYPE OF CONTRACT                          CONTRACTS         DATE   ($ THOUSANDS)
--------------------------------------------------------------------------------
S&P 400 Index E-Mini                             28     Sep-2006       $      43
S&P 500 Composite Index                          43     Sep-2006             181
                                                                     -----------
                                                                       $     224
                                                                     ===========


Percentages are based on Net Assets of $792,919 ($ Thousands).

* Non-income producing security.

** Rate shown is the 7-day effective yield as of August 31, 2006.

+ Real Estate Investment Trust.

++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.

(A) Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(B) This security or a partial position of this security is on loan at August 31, 2006. The total value of securities on loan at August 31, 2006 was $109,398 ($ Thousands).

(C) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2006 was $112,483 ($ Thousands).

(D) The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2006.

(F) This security was sold within the terms of private placement memorandum, exempt from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(G) Tri-Party Repurchase Agreement

ADR -- American Depositary Receipt
CDO -- Collateralized Debt Obligation
Cl -- Class
EXL -- Extendable Maturity
LLC -- Limited Liability Company
MTN -- Medium Term Note
NIM -- Net Interest Margin
Ser -- Series
Amounts designated as "--" are zero or have been rounded to zero.

@ At August 31, 2006, the tax basis cost of the Fund's investments was $824,379 ($ Thousands), and the unrealized appreciation and depreciation were $103,243 ($ Thousands) and $(23,272) ($Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Disciplined Equity
August 31, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 80.8%

CONSUMER DISCRETIONARY -- 7.1%
  Amazon.com*                                          14,800        $      456
  Apollo Group, Cl A*                                  36,100             1,813
  Autonation (B)*                                      64,481             1,253
  Autozone*                                             4,000               361
  Bed Bath & Beyond*                                   16,300               550
  Best Buy (B)                                        220,105            10,345
  Big Lots (B)*                                        79,900             1,466
  Black & Decker                                       17,300             1,274
  Brinker International (B)                            50,900             1,958
  Brunswick                                             6,200               178
  Building Material Holding (B)                        12,900               337
  Cablevision Systems, Cl A*                          191,532             4,459
  Carnival                                             33,489             1,403
  CBS, Cl B                                           226,240             6,459
  Centex                                                8,300               423
  Circuit City Stores (B)                             161,000             3,801
  Clear Channel Communications                         27,000               784
  Coach*                                              245,200             7,403
  Comcast, Cl A (B)*                                  526,668            18,433
  Corinthian Colleges*                                 13,900               168
  Darden Restaurants (B)                              148,500             5,257
  Dillard's, Cl A (B)                                  48,000             1,497
  DIRECTV Group (B)*                                1,206,094            22,663
  Dollar General                                       19,400               249
  Dow Jones                                             3,400               122
  DR Horton                                            24,700               542
  E.W. Scripps, Cl A                                    2,000                91
  Eastman Kodak                                        12,600               268
  EchoStar Communications, Cl A (B)*                  314,226             9,977
  Family Dollar Stores (B)                             90,100             2,304
  Federated Department Stores                         180,026             6,837
  Ford Motor                                           71,700               600
  Fortune Brands (B)                                   19,249             1,397
  Fossil (B)*                                          29,300               551
  Gannett (B)                                          48,200             2,740
  Gap                                                  35,100               590
  General Motors (B)                                  301,041             8,784
  Genuine Parts                                        16,300               674
  Goodyear Tire & Rubber*                              10,600               144
  H&R Block                                             7,700               162
  Harley-Davidson (B)                                  40,700             2,381
  Harman International Industries                       3,800               308
  Harrah's Entertainment                               12,200               761
  Hasbro                                                7,100               144
  Hilton Hotels                                        28,418               724
  Home Depot                                        1,215,800            41,690
  International Game Technology                        87,600             3,388
  Interpublic Group*                                    9,400                86
  J.C. Penney (B)                                     162,500            10,244
  Johnson Controls                                     71,067             5,112
  Jones Apparel Group                                 122,200             3,825
  KB Home                                               7,000               299
  Kohl's*                                             144,500             9,033
  Leggett & Platt                                       8,200               189
  Lennar, Cl A                                         10,100               453
  Limited Brands                                       60,200             1,549
  Liz Claiborne                                        60,200             2,250
  Lowe's                                              695,516            18,821
  Marriott International, Cl A                        530,146            19,965
  Mattel                                               14,900               281
  McDonald's                                          525,232            18,856
  McGraw-Hill (B)                                      60,800             3,399
  Meredith                                              2,400               114
  New York Times, Cl A                                  3,600                81

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
  Newell Rubbermaid                                    24,900        $      672
  News, Cl A                                          687,299            13,079
  Nike, Cl B                                           10,100               816
  Nordstrom (B)                                       157,526             5,884
  Office Depot (B)*                                   285,100            10,503
  OfficeMax                                            60,500             2,513
  Omnicom Group                                        12,400             1,084
  Pool                                                  3,800               145
  Pulte Homes                                          18,500               549
  RadioShack                                            3,100                56
  Sears Holdings (B)*                                 139,913            20,163
  Sherwin-Williams                                     29,200             1,508
  Snap-On (B)                                          10,500               459
  Sonic (B)*                                           41,700               914
  Stanley Works                                         4,600               217
  Staples                                              36,300               819
  Starbucks*                                          321,708             9,976
  Starwood Hotels & Resorts Worldwide                  21,463             1,143
  Target                                              170,762             8,263
  Tiffany                                               8,100               256
  Time Warner                                       1,107,628            18,409
  TJX                                                  33,900               907
  Tribune                                              10,900               340
  Univision Communications, Cl A (B)*                  79,200             2,737
  VF                                                   13,700               957
  Viacom, Cl B*                                        16,300               592
  Walt Disney (B)                                     247,913             7,351
  Wendy's International                                63,100             4,032
  Whirlpool                                            25,801             2,088
  Wyndham Worldwide*                                    9,000               263
  Yum! Brands (B)                                     165,600             8,095
                                                                     ----------
                                                                        397,516
                                                                     ----------

CONSUMER STAPLES -- 7.6%
  Alberto-Culver                                        4,100               202
  Altria Group                                        647,971            54,125
  Anheuser-Busch                                      122,706             6,059
  Archer-Daniels-Midland                              670,141            27,590
  Avon Products                                        20,400               586
  Brown-Forman, Cl B                                   67,104             5,166
  Campbell Soup (B)                                    50,000             1,879
  Chattem (B)*                                         39,700             1,377
  Chiquita Brands International                       131,800             2,229
  Clorox                                                5,700               341
  Coca-Cola (B)                                       758,687            33,997
  Coca-Cola Enterprises                               184,285             4,110
  Colgate-Palmolive                                    93,871             5,619
  ConAgra Foods                                        17,200               409
  Constellation Brands, Cl A*                           8,800               240
  Costco Wholesale                                    376,969            17,638
  CVS                                                 101,500             3,405
  Dean Foods*                                         293,897            11,644
  Estee Lauder, Cl A                                    4,800               177
  General Mills                                        22,600             1,226
  Hershey                                               6,100               329
  HJ Heinz                                             93,900             3,929
  Kellogg                                              28,000             1,420
  Kimberly-Clark                                      385,215            24,461
  Kraft Foods, Cl A (B)                                39,100             1,326
  Kroger                                            1,053,520            25,084
  Loews -- Carolina Group                             241,651            13,837
  McCormick                                             4,900               178
  Molson Coors Brewing, Cl B                            6,800               478
  Pepsi Bottling Group                                168,505             5,899
  PepsiCo                                             465,527            30,390
  Pilgrim's Pride                                      17,200               419


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Disciplined Equity
August 31, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
  Procter & Gamble                                    817,789        $   50,621
  Reynolds American (B)                               221,900            14,439
  Safeway (B)                                         249,600             7,720
  Sara Lee                                             27,700               461
  Smithfield Foods (B)*                               136,439             4,097
  Supervalu                                           135,100             3,858
  Sysco                                                45,622             1,432
  Tyson Foods, Cl A                                     6,100                90
  UST (B)                                              20,800             1,099
  Wal-Mart Stores                                   1,047,520            46,845
  Walgreen                                            133,803             6,618
  Whole Foods Market (B)                                9,500               509
  WM Wrigley Jr.                                        7,900               367
                                                                     ----------
                                                                        423,925
                                                                     ----------

ENERGY -- 8.1%
  Anadarko Petroleum                                  208,864             9,798
  Apache                                               37,200             2,428
  Baker Hughes                                        103,300             7,353
  BJ Services (B)                                     260,800             8,948
  Chesapeake Energy (B)                               284,100             8,969
  Chevron                                             862,778            55,563
  ConocoPhillips                                      868,009            55,058
  Consol Energy                                        29,200             1,065
  Devon Energy                                        142,924             8,931
  El Paso                                              53,800               781
  EOG Resources (B)                                    49,100             3,183
  Exxon Mobil                                       2,330,278           157,690
  Halliburton                                         490,269            15,993
  Helmerich & Payne                                    17,000               417
  Hess (B)                                             74,900             3,429
  Kinder Morgan                                        17,934             1,872
  Marathon Oil                                        321,806            26,871
  Murphy Oil                                            8,000               391
  Nabors Industries (B)*                              249,200             8,194
  National Oilwell Varco*                              14,200               927
  Noble                                                 8,600               562
  Occidental Petroleum                                266,186            13,573
  Parker Drilling*                                      3,000                21
  Rowan                                                 9,000               308
  Schlumberger                                        422,968            25,928
  Sunoco                                               66,558             4,786
  Tidewater (B)                                        44,300             2,109
  Transocean*                                         122,400             8,170
  Valero Energy                                       253,400            14,545
  Weatherford International*                           83,700             3,599
  Williams                                             38,700               953
  XTO Energy                                           24,700             1,131
                                                                     ----------
                                                                        453,546
                                                                     ----------

FINANCIALS -- 18.8%
  ACE (B)                                             172,543             9,293
  Aflac                                                52,400             2,362
  Allstate                                            372,847            21,603
  AMBAC Financial Group                                13,300             1,152
  American Express                                    402,510            21,148
  American Home Mortgage
    Investment+ (B)                                    35,500             1,125
  American International Group                        604,346            38,569
  Ameriprise Financial                                 71,036             3,249
  AmSouth Bancorp                                      32,700               937
  AON (B)                                             476,120            16,459
  Apartment Investment &
    Management, Cl A                                   33,500             1,717
  Archstone-Smith Trust+                              105,600             5,616
  Bank of America                                   2,150,509           110,687

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
  Bank of New York (B)                                100,300        $    3,385
  BB&T (B)                                            149,200             6,386
  Bear Stearns                                         50,711             6,610
  Boston Properties+ (B)                               36,400             3,699
  Capital One Financial (B)                            88,191             6,447
  Charles Schwab                                      314,100             5,123
  Chicago Mercantile Exchange
    Holdings                                            5,600             2,464
  Chubb                                               157,100             7,880
  Cincinnati Financial                                 21,500             1,003
  CIT Group                                           177,656             8,005
  Citigroup                                         2,379,036           117,405
  Comerica                                             65,000             3,721
  Commerce Bancorp (B)                                 31,500             1,049
  Compass Bancshares (B)                               31,400             1,821
  Countrywide Financial                               275,284             9,305
  E*Trade Financial*                                  226,900             5,353
  Equity Office Properties Trust+ (B)                  27,200             1,009
  Equity Residential+ (B)                              80,100             3,995
  Fannie Mae                                           80,608             4,244
  Federated Investors, Cl B                            31,400             1,051
  FelCor Lodging Trust+                                 8,500               182
  Fieldstone Investment+                               10,500                90
  Fifth Third Bancorp                                  27,200             1,070
  First Horizon National                                5,200               199
  Franklin Resources                                   73,109             7,195
  Freddie Mac                                         136,517             8,683
  Genworth Financial, Cl A                            105,700             3,639
  Golden West Financial                                44,230             3,339
  Goldman Sachs Group                                 299,312            44,493
  Hartford Financial Services Group                   120,964            10,386
  Horace Mann Educators                                15,900               292
  Hospitality Properties Trust+                         9,500               440
  Host Hotels & Resorts+ (B)                          785,575            17,707
  Huntington Bancshares                                12,100               289
  Janus Capital Group                                  13,300               236
  Jones Lang LaSalle                                      400                33
  JPMorgan Chase                                    1,891,482            86,365
  Keycorp                                             159,100             5,853
  Kimco Realty+                                        60,500             2,514
  LandAmerica Financial Group                           6,100               386
  Legg Mason                                            8,900               812
  Lehman Brothers Holdings (B)                        517,891            33,047
  Lincoln National                                     24,492             1,487
  Loews                                               834,527            32,113
  M&T Bank                                              9,800             1,200
  Marsh & McLennan                                     30,200               790
  Marshall & Ilsley                                    10,800               504
  MBIA                                                  8,700               536
  Mellon Financial                                     44,300             1,649
  Merrill Lynch (B)                                   342,244            25,165
  Metlife (B)                                         662,708            36,469
  MGIC Investment                                     116,500             6,742
  Moody's                                             101,370             6,202
  Morgan Stanley                                      368,416            24,238
  National City (B)                                   183,616             6,349
  New Century Financial+ (B)                           25,000               968
  Newcastle Investment+                                 7,200               198
  North Fork Bancorporation                            31,461               863
  Northern Trust                                       28,400             1,590
  Pennsylvania Real Estate Investment
    Trust+                                              1,800                76
  Plum Creek Timber+                                    8,300               289
  PMI Group                                             4,100               177
  PNC Financial Services Group                        259,301            18,356
  Popular                                              15,800               301
  Principal Financial Group (B)                        59,600             3,173
  Progressive                                         136,196             3,349


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Disciplined Equity
August 31, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
  Prologis+                                            47,700        $    2,693
  Prudential Financial (B)                            311,988            22,903
  Public Storage+ (B)                                  41,136             3,564
  Realogy*                                             53,625             1,148
  Regions Financial (B)                                98,400             3,541
  Safeco                                              124,161             7,165
  Simon Property Group+                                53,081             4,501
  SLM                                                  29,500             1,432
  Sovereign Bancorp                                    20,500               427
  Spirit Finance+                                      23,900               271
  St. Paul Travelers                                  312,500            13,719
  State Street                                         49,300             3,047
  SunTrust Banks                                       68,900             5,264
  Synovus Financial                                    14,300               416
  T Rowe Price Group (B)                              106,528             4,694
  Torchmark (B)                                        13,700               852
  UnumProvident (B)                                    23,200               440
  US Bancorp                                          691,716            22,183
  Vornado Realty Trust+                                29,600             3,135
  Wachovia (B)                                        719,440            39,303
  Washington Mutual                                   635,930            26,639
  Wells Fargo                                       1,255,366            43,624
  WR Berkley                                          266,548             9,329
  XL Capital, Cl A                                      3,800               249
  Zions Bancorporation                                 23,500             1,856
                                                                     ----------
                                                                      1,056,301
                                                                     ----------

HEALTH CARE -- 10.6%
  Abbott Laboratories                                 194,616             9,478
  Abraxis BioScience*                                       1                --
  Aetna                                               213,088             7,942
  Allergan                                             30,700             3,517
  AmerisourceBergen                                   443,645            19,591
  Amgen*                                              448,780            30,486
  Applera -- Applied Biosystems Group                 135,400             4,150
  Barr Pharmaceuticals*                                12,900               729
  Bausch & Lomb                                         2,800               136
  Baxter International                                262,679            11,658
  Becton Dickinson                                    239,910            16,722
  Biogen Idec*                                        187,900             8,294
  Biomet                                               12,300               402
  Biosite (B)*                                         20,700               911
  Boston Scientific (B)*                              607,457            10,594
  Bristol-Myers Squibb (B)                            200,947             4,371
  C.R. Bard                                            29,704             2,233
  Cardinal Health                                     441,781            29,785
  Caremark Rx                                         219,700            12,729
  Cigna                                                86,700             9,803
  Coventry Health Care*                                33,050             1,793
  Eli Lilly                                           279,219            15,617
  Emdeon*                                             125,700             1,490
  Express Scripts*                                    324,900            27,318
  Fisher Scientific International*                     11,000               860
  Forest Laboratories*                                 25,200             1,259
  Genentech*                                            8,152               673
  Genzyme*                                             13,700               907
  Gilead Sciences*                                    127,100             8,058
  HCA                                                  37,883             1,868
  Health Management Associates, Cl A                    9,800               205
  Health Net*                                         260,223            10,880
  Henry Schein (B)*                                    79,641             3,972
  Hospira*                                             59,400             2,176
  Humana*                                             110,100             6,708
  IMS Health                                           39,700             1,083
  Johnson & Johnson                                 1,367,966            88,453
  King Pharmaceuticals (B)*                           290,400             4,710
  Laboratory of America Holdings (B)*                  49,000             3,353

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
  Lincare Holdings*                                    48,100        $    1,781
  Manor Care                                           43,800             2,286
  McKesson                                            444,962            22,604
  Medco Health Solutions (B)*                         340,028            21,548
  Medimmune*                                           33,100               915
  Medtronic (B)                                       205,149             9,621
  Merck                                               525,694            21,317
  Millipore (B)*                                       34,700             2,227
  Mylan Laboratories (B)                               65,900             1,339
  Patterson*                                            3,300               102
  PerkinElmer                                          78,500             1,447
  Pfizer                                            1,700,871            46,876
  Quest Diagnostics (B)                                74,400             4,782
  Schering-Plough                                     191,900             4,020
  Sciele Pharma*                                        7,900               138
  Sierra Health Services (B)*                           7,500               322
  St. Jude Medical*                                    17,400               634
  Stryker                                              18,100               869
  Tenet Healthcare*                                    23,000               181
  Thermo Electron*                                     56,800             2,227
  UnitedHealth Group                                  244,722            12,713
  Waters*                                             140,200             5,979
  Watson Pharmaceuticals*                               2,400                62
  WellPoint*                                          229,661            17,778
  West Pharmaceutical Services                          3,500               140
  Wyeth                                               956,107            46,562
  Zimmer Holdings*                                     14,900             1,013
                                                                     ----------
                                                                        594,397
                                                                     ----------

INDUSTRIALS -- 9.4%
  3M                                                  194,044            13,913
  Acuity Brands                                           800                34
  Allied Waste Industries (B)*                        309,200             3,197
  American Power Conversion                             4,500                79
  American Standard                                    11,900               497
  Avery Dennison                                        6,100               378
  Barnes Group                                          5,600                92
  Belden CDT (B)                                       13,300               475
  Boeing                                              603,051            45,169
  Burlington Northern Santa Fe                        267,500            17,909
  Carlisle                                              4,700               402
  Caterpillar                                         525,833            34,889
  Ceradyne (B)*                                        35,200             1,551
  CH Robinson Worldwide                                14,050               644
  Cintas                                                8,400               311
  Con-way                                               7,100               340
  Cooper Industries, Cl A                              29,643             2,427
  CSX                                                 190,800             5,766
  Cummins (B)                                          53,560             6,150
  Danaher                                              22,200             1,472
  Deere (B)                                            43,500             3,397
  Dover                                                38,400             1,867
  Eaton                                                41,100             2,733
  Emerson Electric                                    204,415            16,793
  Equifax                                              34,400             1,094
  FedEx (B)                                           282,398            28,531
  Flowserve (B)*                                       61,482             3,144
  Fluor                                                40,800             3,526
  General Dynamics                                     73,800             4,985
  General Electric                                  2,980,394           101,512
  Goodrich                                             12,665               493
  Granite Construction                                  8,500               456
  H&E Equipment Services*                               4,900               128
  Herman Miller                                        54,100             1,528
  Honeywell International                             823,819            31,898
  Illinois Tool Works                                 141,700             6,221
  Ingersoll-Rand, Cl A (B)                            231,966             8,819


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Disciplined Equity
August 31, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
  ITT Industries                                        8,500        $      416
  Jacobs Engineering Group (B)*                        81,033             7,057
  John H. Harland                                       5,300               198
  L-3 Communications Holdings                          92,900             7,004
  Lockheed Martin                                     245,165            20,251
  Masco (B)                                            66,891             1,834
  Monster Worldwide*                                   60,400             2,461
  Navistar International*                               4,100                94
  Norfolk Southern                                    151,200             6,461
  Northrop Grumman                                    158,776            10,608
  Paccar                                              122,814             6,714
  Pall                                                  4,900               133
  Parker Hannifin                                      60,532             4,482
  Pitney Bowes                                          8,300               362
  Raytheon                                            135,000             6,373
  Regal-Beloit                                          8,900               384
  Robert Half International                            98,984             3,063
  Rockwell Automation                                  84,662             4,773
  Rockwell Collins (B)                                 35,500             1,861
  RR Donnelley & Sons                                  78,900             2,558
  Ryder System                                         58,600             2,896
  Southwest Airlines                                  221,500             3,836
  Terex (B)*                                          130,021             5,712
  Textron                                              59,800             5,015
  Thomas & Betts*                                       2,400               108
  Timken                                               20,784               666
  Tyco International                                  476,550            12,462
  UAL*                                                 26,723               668
  Union Pacific                                       139,881            11,240
  United Parcel Service, Cl B                         314,850            22,055
  United Technologies                                 276,144            17,317
  Waste Management                                    111,000             3,805
  WW Grainger                                          15,500             1,035
                                                                     ----------
                                                                        526,722
                                                                     ----------

INFORMATION TECHNOLOGY -- 11.8%
  ADC Telecommunications*                              13,900               190
  Adobe Systems*                                       24,700               801
  Advanced Micro Devices (B)*                         145,162             3,628
  Affiliated Computer Services, Cl A*                   5,400               277
  Agilent Technologies*                               382,300            12,295
  Altera*                                              23,100               467
  Analog Devices                                      140,300             4,299
  Andrew*                                               8,500                79
  Apple Computer (B)*                                 219,730            14,909
  Applied Materials (B)                               665,900            11,240
  Ariba*                                               93,300               773
  Arrow Electronics*                                  373,550            10,422
  ATMI*                                                20,900               603
  Autodesk*                                            71,380             2,481
  Automatic Data Processing                            92,953             4,387
  Avaya*                                               89,800               938
  Avnet (B)*                                          177,926             3,480
  BMC Software (B)*                                   177,100             4,714
  Broadcom, Cl A (B)*                                 141,950             4,179
  CA                                                   26,500               625
  Cadence Design Systems (B)*                          41,000               674
  Ciena*                                               31,900               126
  Cisco Systems*                                    1,513,879            33,290
  Citrix Systems*                                     151,300             4,642
  Computer Sciences*                                   46,600             2,208
  Compuware*                                           21,600               164
  Comverse Technology*                                 11,100               232
  Convergys*                                           99,200             2,070
  Corning*                                            422,200             9,390
  DealerTrack Holdings*                                 6,200               135
  Dell (B)*                                           357,423             8,060

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
  Digital River*                                        5,900        $      286
  eBay (B)*                                           172,242             4,799
  Electronic Arts*                                     13,500               688
  Electronic Data Systems                             692,970            16,513
  EMC*                                                163,725             1,907
  First Data                                           78,803             3,386
  Fiserv*                                             174,300             7,699
  Freescale Semiconductor, Cl B*                      610,749            18,878
  Google, Cl A (B)*                                    80,964            30,647
  Hewlett-Packard                                   1,664,436            60,852
  Informatica (B)*                                     45,300               663
  Ingram Micro, Cl A*                                 194,819             3,507
  Intel                                               815,686            15,938
  Internap Network Services (B)*                       18,900               226
  International Business Machines                     936,008            75,789
  Interwoven*                                          15,700               172
  Intuit*                                             203,900             6,162
  Itron (B)*                                           21,200             1,187
  Jabil Circuit (B)                                    41,600             1,116
  JDS Uniphase*                                        92,500               210
  Juniper Networks*                                    31,800               466
  Kla-Tencor                                            8,800               386
  Lexmark International, Cl A (B)*                     38,700             2,170
  Linear Technology                                    11,400               388
  LSI Logic*                                           28,100               226
  Lucent Technologies*                                252,700               589
  Maxim Integrated Products                            16,400               477
  Micron Technology (B)*                              205,200             3,546
  Microsoft                                         2,958,452            76,003
  MicroStrategy, Cl A*                                 37,800             3,447
  Molex (B)                                            34,900             1,273
  Motorola                                          1,613,542            37,725
  National Semiconductor (B)                           73,678             1,790
  NCR*                                                304,271            10,586
  Network Appliance (B)*                               61,100             2,092
  Novell*                                               6,400                43
  Novellus Systems (B)*                                73,500             2,052
  Nvidia*                                             248,400             7,231
  Omnivision Technologies (B)*                         26,200               435
  Oracle*                                             933,716            14,613
  Parametric Technology*                                7,700               124
  Paychex                                              39,500             1,418
  PMC - Sierra*                                         6,600                45
  QLogic*                                             243,000             4,466
  Qualcomm                                            731,052            27,539
  Redback Networks (B)*                                21,800               406
  Sabre Holdings, Cl A                                 70,200             1,539
  SanDisk (B)*                                         52,200             3,076
  Sanmina-SCI*                                         31,600               107
  Solectron*                                           21,900                69
  SonicWALL (B)*                                      129,700             1,331
  Sun Microsystems*                                   162,700               812
  Symantec*                                            39,800               742
  Symbol Technologies                                   5,900                71
  Synopsys*                                            88,900             1,686
  Tech Data (B)*                                       18,865               658
  Technitrol                                            1,800                51
  Tektronix                                            51,200             1,451
  Tellabs*                                            305,100             3,109
  Teradyne*                                            46,600               654
  Texas Instruments                                 1,064,900            34,705
  Unisys*                                               8,000                43
  VeriSign (B)*                                       129,600             2,623
  Vignette*                                            12,600               174
  Vishay Intertechnology (B)*                         110,300             1,545
  Websense (B)*                                        84,700             1,751
  Western Digital*                                     15,400               282
  Xerox (B)*                                          412,710             6,112


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Disciplined Equity
August 31, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
  Xilinx (B)                                          157,900        $    3,611
  Yahoo! (B)*                                         191,410             5,516
                                                                     ----------
                                                                        663,657
                                                                     ----------

MATERIALS -- 2.6%
  Air Products & Chemicals                             14,900               988
  Alcoa                                               231,100             6,607
  Allegheny Technologies                               88,200             5,058
  Ashland                                              13,027               822
  Ball                                                  5,200               210
  Bemis                                                14,400               465
  Celanese, Ser A                                     393,972             7,285
  Cleveland-Cliffs                                      5,600               204
  Crown Holdings*                                      85,198             1,567
  Dow Chemical                                        249,367             9,508
  E.I. du Pont de Nemours                              76,791             3,069
  Eagle Materials (B)                                  27,600               989
  Eastman Chemical                                     16,200               850
  Ecolab                                               42,800             1,908
  Freeport-McMoRan Copper & Gold,
    Cl B (B)                                           26,300             1,531
  Hercules*                                             9,400               147
  Huntsman*                                            38,197               690
  International Flavors & Fragrances                    1,900                76
  International Paper (B)                             239,617             8,331
  Louisiana-Pacific                                     5,900               115
  MeadWestvaco                                          7,200               184
  Monsanto                                            189,020             8,967
  Newmont Mining (B)                                  349,970            17,936
  Nucor (B)                                           385,775            18,853
  OM Group (B)*                                        34,000             1,360
  Pactiv*                                              41,800             1,117
  Phelps Dodge                                        137,100            12,270
  PPG Industries                                        7,600               482
  Praxair                                              18,680             1,072
  Rohm & Haas                                          17,400               767
  Sealed Air                                            3,600               187
  Sigma-Aldrich                                         7,100               516
  Temple-Inland                                       115,900             5,160
  United States Steel                                 153,511             8,930
  Vulcan Materials                                    192,814            15,157
  Weyerhaeuser                                          9,300               577
  Wheeling-Pittsburgh*                                 12,600               222
                                                                     ----------
                                                                        144,177
                                                                     ----------

TELECOMMUNICATION SERVICES -- 2.4%
  Alltel                                               43,600             2,364
  AT&T (B)                                          1,313,300            40,883
  BellSouth                                           538,798            21,940
  CenturyTel                                          104,100             4,145
  Citizens Communications                              14,000               193
  Embarq (B)*                                          55,459             2,615
  Qwest Communications International*                  86,600               763
  Sprint Nextel                                     1,722,229            29,140
  Telephone & Data Systems                             15,773               669
  US Cellular*                                         25,604             1,535
  Verizon Communications                              835,198            29,382
  Windstream                                           43,942               580
                                                                     ----------
                                                                        134,209
                                                                     ----------

UTILITIES -- 2.4%
  AES (B)*                                            614,707            13,056
  Allegheny Energy (B)*                               153,400             6,403
  Ameren                                               10,700               573
  American Electric Power (B)                         197,000             7,187

--------------------------------------------------------------------------------
                                           Shares/Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
  CenterPoint Energy                                   19,000        $      275
  CMS Energy (B)*                                      39,700               581
  Consolidated Edison                                  10,300               476
  Constellation Energy Group                            8,500               511
  Dominion Resources                                   26,134             2,088
  DTE Energy (B)                                       40,700             1,699
  Duke Energy (B)                                     219,500             6,585
  Dynegy, Cl A*                                        13,800                86
  Edison International                                374,814            16,357
  Entergy                                               8,800               683
  Exelon (B)                                          163,651             9,979
  FirstEnergy                                         135,200             7,715
  FPL Group (B)                                        82,000             3,645
  KeySpan                                              11,900               488
  Nicor                                                 3,600               157
  NiSource                                             11,500               244
  Peoples Energy                                          900                38
  PG&E (B)                                             85,004             3,564
  Pinnacle West Capital (B)                            40,300             1,851
  PPL                                                  16,700               584
  Progress Energy                                      10,200               452
  Public Service Enterprise Group                      57,171             4,003
  Sempra Energy                                        97,430             4,844
  Southern                                             34,000             1,165
  TECO Energy                                           8,900               140
  TXU                                                 603,070            39,929
  Xcel Energy                                          23,600               491
                                                                     ----------
                                                                        135,849
                                                                     ----------
Total Common Stock
 (Cost $4,105,036) ($ Thousands)                                      4,530,299
                                                                     ----------

ASSET-BACKED SECURITIES -- 10.2%

MORTGAGE RELATED SECURITIES -- 10.2%
  Ace Securities, Ser 2003-NC1,
    Cl M1 (E)
    6.104%, 07/25/33                               $    3,600             3,614
  Ace Securities, Ser 2003-OP1,
    Cl M1 (E)
    6.024%, 12/25/33                                    1,500             1,508
  Ace Securities, Ser 2005-HE7,
    Cl A1B2 (E)
    5.624%, 11/25/35                                    3,797             3,799
  Adjustable Rate Mortgage NIM Trust,
    Ser 2005-4, Cl A (A)
    5.500%, 12/27/35                                    1,113             1,103
  Adjustable Rate Mortgage Trust,
    Ser 2005-3, Cl 1A2 (E)
    4.617%, 07/25/35                                      659               662
  Aegis Asset-Backed Securities Trust,
    Ser 2003-3, Cl M1 (E)
    6.024%, 01/25/34                                      743               744
  American Home Mortgage Assets,
    Ser 2006-3, Cl M5 (E)
    5.944%, 08/25/36                                    1,200             1,200
  American Home Mortgage Investment Trust,
    Ser 2005-1, Cl 6A (E)
    5.294%, 06/25/45                                   18,659            18,412
  American Home Mortgage
    Investment Trust, Ser 2006-1,
    Cl 2A3 (E)
    5.277%, 12/25/35                                    7,725             7,641


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Disciplined Equity
August 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
  Ameriquest Mortgage Securities,
    Ser 2003-2, Cl M1 (E)
    6.224%, 03/25/33                               $    2,373        $    2,380
  Argent Securities, Ser 2003-W5,
    Cl M1 (E)
    6.024%, 10/25/33                                    1,000             1,011
  Argent Securities, Ser 2003-W9,
    Cl M1 (E)
    6.014%, 03/25/34                                    2,400             2,414
  Asset-Backed Funding Certificates,
    Ser 2004-OPT5, Cl M1 (E)
    6.074%, 03/25/34                                    1,000             1,006
  Asset-Backed Funding NIM Trust,
    Ser 2005-HE2A, Cl N1 (A)
    6.000%, 07/26/35                                    1,169             1,165
  Asset-Backed Funding NIM Trust,
    Ser 2005-WMC1, Cl N1 (A)
    5.900%, 07/26/35                                      282               281
  Asset-Backed Securities Home
    Equity Loan Trust,
    Ser 2003-HE5, Cl M1 (E)
    6.080%, 09/15/33                                    2,828             2,846
  Asset-Backed Securities Home
    Equity, Ser 2003-HE5, Cl M2 (E)
    7.230%, 09/15/33                                    1,600             1,623
  Asset-Backed Securities Home
    Equity, Ser 2003-HE7, Cl M2 (E)
    7.080%, 12/15/33                                    1,250             1,280
  Bear Stearns Asset Backed
    Securities, Ser 2005-HE5N,
    Cl A1 (A)
    5.000%, 06/25/35                                       78                78
  Bear Stearns Asset-Backed
    Securities, Ser 2005-FR1,
    Cl A1 (A)
    5.000%, 06/25/35                                      260               259
  Bear Stearns Asset-Backed
    Securities, Ser 2006-PC1N,
    Cl A1 (A)
    5.500%, 12/25/35                                      761               759
  Centex Home Equity, Ser 2004-B,
    Cl AF3 (H)
    2.946%, 05/25/28                                      570               565
  Cheyne High Grade, Ser 2004-1A,
    Cl AM1 (A) (C) (E)
    5.466%, 11/10/06                                    3,784             3,784
  Citifinancial Mortgage Securities,
    Ser 2004-1, Cl AF2 (H)
    2.645%, 04/25/34                                    3,500             3,377
  Citigroup Mortgage Loan Trust,
    Ser 2005-HE4, Cl A2C (E)
    5.594%, 10/25/35                                    8,916             8,931
  Commodore, Ser 2003-2A,
    Cl A1MM (A) (C) (E)
    5.380%, 09/12/06                                    3,482             3,482
  Countrywide Alternative Loan Trust,
    Ser 2005-69, Cl M3 (E)
    6.474%, 12/25/35                                    1,325             1,344
  Countrywide Alternative Loan Trust,
    Ser 2005-IM1, Cl M3 (E)
    7.324%, 01/25/36                                    1,551             1,599
  Countrywide Alternative Loan Trust,
    Ser 2006-OA11, Cl M3 (E)
    5.754%, 06/30/36                                    2,800             2,798
  Countrywide Alternative Loan Trust,
    Ser 2006-OA16, Cl M5 (E)
    5.880%, 08/25/36                                    1,205             1,205

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
  Countrywide Asset-Backed
    Certificates, Ser 2003-2, Cl M2 (E)
    6.978%, 03/26/33                               $    1,427        $    1,437
  Countrywide Asset-Backed
    Certificates, Ser 2004-9,
    Cl AF3 (E)
    3.854%, 10/25/30                                    2,342             2,324
  Countrywide Asset-Backed
    Certificates, Ser 2005-13N,
    Cl NOTE (A)
    6.000%, 11/25/36                                      490               489
  Countrywide Asset-Backed
    Certificates, Ser 2005-7,
    Cl MV8 (E)
    6.774%, 11/25/35                                    1,350             1,371
  Countrywide Asset-Backed
    Certificates, Ser 2006-S1,
    Cl A2
    5.549%, 08/25/21                                    8,750             8,729
  Countrywide Home Equity Loan
    Trust, Ser 2006-D, Cl 2A (E)
    5.530%, 05/15/36                                   13,030            13,030
  Countrywide Home Loans,
    Ser 2004-22, Cl A1 (E)
    5.095%, 11/25/34                                    2,267             2,247
  Countrywide Home Loans,
    Ser 2005-HY10, Cl 1A1 (E)
    5.289%, 02/20/36                                    5,458             5,464
  Countrywide Home Loans,
    Ser 2005-HYB9, Cl 1A1 (E)
    5.150%, 02/20/36                                    3,354             3,324
  Countrywide Home Loans,
    Ser 2005-HYB9, Cl 1A2 (E)
    5.150%, 02/20/36                                      671               665
  Countrywide Home Loans,
    Ser 2006-OA4, Cl M4 (E)
    6.144%, 04/25/46                                    1,615             1,645
  Countrywide Home Loans,
    Ser 2006-OA4, Cl M5 (E)
    6.194%, 04/25/46                                    1,100             1,110
  Countrywide Home Loans,
    Ser 2006-OA5, Cl 1M4 (E)
    6.374%, 04/25/46                                    3,168             3,184
  Credit-Based Asset Servicing and
    Securities, Ser 2005-CB8,
    Cl AF1B (H)
    5.451%, 12/25/35                                   11,955            11,889
  DSLA Mortgage Loan Trust,
    Ser 2004-AR2, Cl B2 (E)
    6.525%, 11/19/44                                    1,849             1,849
  Duke Funding, Ser 2004-6B,
    Cl A1S1 (A) (C) (E)
    5.577%, 10/10/06                                    5,676             5,676
  FBR Securitization Trust,
    Ser 2005-2, Cl M10 (E)
    7.574%, 09/25/35                                      600               561
  FBR Securitization Trust,
    Ser 2005-4, Cl M11 (E)
    7.324%, 10/25/35                                    1,265             1,198
  FBR Securitization Trust,
    Ser 2005-4, Cl M12 (E)
    7.324%, 10/25/35                                      764               753
  FBR Securitization Trust,
    Ser 2005-5, Cl M12 (E)
    7.574%, 11/25/35                                      870               863


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Disciplined Equity
August 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
  First Franklin Mortgage Loan Asset,
    Ser 2003-FF4, Cl M3 (E)
    7.224%, 10/25/33                               $    1,400        $    1,406
  First Franklin Mortgage Loan Asset,
    Ser 2005-FF8A, Cl N1 (A)
    6.500%, 09/25/35                                    1,620             1,610
  First Franklin Mortgage Loan Asset,
    Ser 2005-FFH4, Cl N1 (A)
    5.682%, 12/25/35                                      490               488
  First Franklin Mortgage Loan
    Asset-Backed Securities,
    Ser 2005-FF10, Cl A4 (E)
    5.644%, 11/25/35                                   25,000            25,063
  First Franklin Mortgage Loan
    Asset-Backed Securities,
    Ser 2005-FF9, Cl A3 (E)
    5.604%, 10/25/35                                   13,000            13,030
  First Franklin Mortgage Loan,
    Ser 2003-FF5, Cl M6 (E)
    8.824%, 03/25/34                                    1,930             1,943
  First Horizon Alternative Mortgage,
    Ser 2005-AA3, Cl 3A1 (E)
    5.376%, 05/25/35                                    1,279             1,274
  GE-WMC Mortgage Securities NIM
    Trust, Ser 2005-2A, Cl N1 (A)
    5.500%, 01/25/36                                      177               176
  GMAC Mortgage Loan Trust,
    Ser 2006-HE1, Cl A (E)
    5.534%, 11/25/36                                   21,800            21,805
  GS Mortgage Securities,
    Ser 2006-GG6, Cl AM (E)
    5.622%, 04/10/38                                   21,000            21,168
  GSAA Home Equity Trust,
    Ser 2006-3N, Cl N1 (A)
    5.750%, 03/25/36                                      566               564
  GSAA Home Equity Trust, Ser NI,
    Cl M9 (A)
    6.500%, 10/25/35                                    3,037             3,048
  Gsamp Trust, Ser 2005-WM2N,
    Cl N (A)
    5.500%, 11/25/35                                    1,018             1,008
  HSI Asset Securitization Trust,
    Ser 2005-I1, Cl 2A3 (E)
    5.614%, 11/25/35                                   17,700            17,742
  HSI Asset Securitization Trust,
    Ser 2005-NC1, Cl 2A4 (E)
    5.644%, 07/25/35                                    3,812             3,815
  Holmes Financing, Ser 10A,
    Cl 1C (E)
    5.738%, 07/15/40                                    3,250             3,250
  Home Equity Asset Trust,
    Ser 2003-4, Cl M2 (E)
    7.224%, 10/25/33                                    2,085             2,101
  Home Equity Asset Trust,
    Ser 2004-6N, Cl A (A)
    5.250%, 01/27/35                                    1,276             1,260
  Home Equity Asset Trust,
    Ser 2004-7N, Cl A (A)
    4.500%, 02/27/35                                    1,847             1,820
  Home Equity Asset Trust,
    Ser 2005-5N, Cl A (A)
    5.500%, 12/27/35                                    2,063             2,032
  Home Equity Asset Trust,
    Ser 2005-6N, Cl A (A)
    6.000%, 01/27/36                                      692               687

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
  Home Equity Asset Trust,
    Ser 2005-7N, Cl A (A)
    6.500%, 02/27/36                               $      998        $      988
  Home Equity Asset Trust,
    Ser 2006-1N, Cl 1A (A)
    6.500%, 05/27/36                                      926               925
  IMPAC CMB Trust, Ser 2004-10,
    Cl 4M1 (E)
    5.924%, 03/25/35                                    2,584             2,594
  IMPAC NIM Trust, Ser 2006-1,
    Cl N (A)
    6.000%, 03/25/36                                      790               790
  Indymac INDA Mortgage Loan
    Trust, Ser 2005-AR2, Cl 1A1 (E)
    4.918%, 01/25/36                                    1,510             1,515
  Indymac Index Mortgage Loan
    Trust, Ser 2006-AR12, Cl M2 (E)
    5.874%, 09/25/47                                    1,270             1,266
  Indymac Index Mortgage Loan
    Trust, Ser 2006-AR2, Cl M6 (E)
    7.074%, 04/25/46                                    1,325             1,344
  Indymac Index Mortgage Loan
    Trust, Ser 2006-AR2, Cl M9 (E)
    7.074%, 04/25/46                                    1,150               978
  Indymac Index Mortgage Loan
    Trust, Ser 2006-AR4, Cl M4 (E)
    6.024%, 05/25/46                                      940               944
  Lehman XS NIM Trust,
    Ser 2005-5N, Cl A (A)
    7.000%, 11/28/35                                    1,188             1,183
  Lehman XS Trust, Ser 2005-5N,
    Cl M3 (E)
    6.324%, 11/25/35                                    2,424             2,451
  Lehman XS Trust, Ser 2005-5N,
    Cl M4 (E)
    7.074%, 11/25/35                                    3,000             2,929
  Lehman XS Trust, Ser 2005-7N,
    Cl M51 (E)
    6.574%, 12/25/35                                      620               629
  Lehman XS Trust, Ser 2005-7N,
    Cl M7I (E)
    7.074%, 12/25/35                                    1,350             1,301
  Lehman XS Trust, Ser 2005-9N,
    Cl M4 (E)
    6.724%, 02/25/36                                      936               958
  Lehman XS Trust, Ser 2005-9N,
    Cl M6 (E)
    7.074%, 02/25/36                                    2,300             2,315
  Lehman XS Trust, Ser 2006-11,
    Cl M10 (E)
    7.324%, 06/25/46                                    1,145               968
  Lehman XS Trust, Ser 2006-12N,
    Cl M4 (E)
    5.874%, 08/25/46                                    1,475             1,471
  Lehman XS Trust, Ser 2006-12N,
    Cl M5 (E)
    5.924%, 08/25/46                                      815               813
  Lehman XS Trust, Ser 2006-2N,
    Cl M5 (E)
    6.474%, 02/25/46                                    1,221             1,242
  Long Beach Asset Holdings,
    Ser 2005-WL1, Cl N1 (A)
    5.193%, 06/25/45                                    1,082             1,076
  Long Beach Asset Holdings,
    Ser 2006-2, Cl N1 (A)
    5.780%, 04/25/46                                      677               674


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Disciplined Equity
August 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
  Long Beach Mortgage Loan Trust,
    Ser 2006-WL1, Cl 1A3 (E)
    5.654%, 01/25/36                               $    4,613        $    4,626
  Master Asset-Backed Securities
    NIM Trust, Ser 2006-CI13,
    Cl N1 (A)
    7.000%, 12/25/35                                    1,871             1,862
  Master Asset-Backed Securities
    Trust, Ser 2002-OPT1, Cl M1 (E)
    6.474%, 11/25/32                                    1,274             1,275
  Master Asset-Backed Securities
    Trust, Ser 2003-WMC2, Cl M1 (E)
    6.024%, 08/25/33                                    1,666             1,667
  Merrill Lynch Mortgage Investors,
    Ser 2005-AR1N, Cl N1 (A)
    5.000%, 06/25/36                                    2,363             2,338
  Merrill Lynch Mortgage Investors,
    Ser 2005-NCB, Cl A1A (E)
    5.451%, 07/25/36                                    4,823             4,798
  Merrill Lynch Mortgage Investors,
    Ser 2006-1, Cl 1A (E)
    5.350%, 02/25/36                                   12,912            12,803
  Morgan Stanley Capital I,
    Ser 2003-NC10, Cl M1 (E)
    6.004%, 10/25/33                                    2,483             2,494
  Morgan Stanley Capital I,
    Ser 2003-NC10, Cl M2 (E)
    7.124%, 10/25/33                                    2,050             2,068
  Morgan Stanley Capital I,
    Ser 2003-NC8, Cl M3 (E)
    7.424%, 09/25/33                                    1,750             1,760
  Morgan Stanley Dean Witter Capital I,
    Ser 2003-NC1, Cl M2 (E)
    7.374%, 11/25/32                                    3,959             3,972
  Morgan Stanley Dean Witter Capital I,
    Ser 2003-NC4, Cl M2 (E)
    7.324%, 04/25/33                                    1,150             1,155
  New Century Home Equity Loan
    Trust, Ser 2004-A, Cl AII3 (E)
    4.450%, 08/25/34                                    4,459             4,412
  Newcastle CDO, Ser 2005-6A,
    Cl IM1 (A) (C) (E)
    5.346%, 09/25/06                                    1,514             1,513
  Option One Mortgage Loan NIM
    Trust, Ser 2003-5, Cl M1 (E)
    5.974%, 08/25/33                                    1,800             1,808
  Option One Mortgage Loan Trust,
    Ser 2006-1, Cl M10 (A) (E)
    7.824%, 01/25/36                                      200               173
  Option One Mortgage Loan Trust,
    Ser 2006-1, Cl M11 (A) (E)
    7.824%, 01/25/36                                      410               389
  Option One Mortgage Securities,
    Ser 2005-3A, Cl N1 (A)
    5.438%, 08/26/35                                    1,231             1,222
  Ownit Mortgage Loan Asset-Backed
    Securities Trust, Ser 2006-1,
    Cl AF1 (H)
    5.424%, 12/25/36                                   11,898            11,823
  Ownit Mortgage Loan NIM Trust,
    Ser 2005-4N, Cl N1 (A)
    5.000%, 08/25/36                                    4,710             4,653
  Ownit Mortgage Loan NIM Trust,
    Ser 2005-5A, Cl N1 (A)
    5.500%, 10/25/36                                      353               349

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
  Park Place Securities NIM
    Trust, Ser 2004-MM1,
    Cl AM6 (A) (C) (E)
    5.354%, 09/25/06                               $    3,700        $    3,700
  People's Financial Realty Mortgage
    Security, Ser 2006-1, Cl B1 (E)
    7.868%, 09/25/36                                    1,315             1,300
  RMAC, Ser 2004-NS3A,
    Cl A1 (A) (C) (E)
    5.330%, 09/12/06                                      704               704
  Residential Accredit Loans,
    Ser 2006-Q01, Cl 2A3 (E)
    5.724%, 02/25/46                                    2,176             2,181
  Residential Accredit Loans,
    Ser 2006-Q04, Cl N1 (A)
    6.048%, 04/25/46                                    1,255             1,255
  Residential Accredit Loans,
    Ser 2006-Q06, Cl M5 (E)
    5.824%, 06/25/46                                    2,000             1,992
  Residential Asset Securities,
    Ser 2003-KS4, Cl AI4
    3.490%, 02/25/31                                    3,970             3,931
  Residential Asset Securities,
    Ser 2005-KS8, Cl A3 (E)
    5.584%, 08/25/35                                    1,375             1,378
  Residential Asset Securitization Trust,
    Ser 2004-IP2, Cl 3A1 (E)
    5.275%, 12/25/34                                   11,136            11,113
  Resmae Mortgage Loan Trust,
    Ser 2006-1, Cl A2A (A) (E)
    5.424%, 02/25/36                                    8,399             8,397
  Resmae Mortgage Loan Trust,
    Ser 2006-1, Cl A2B (A) (E)
    5.474%, 02/25/36                                    5,900             5,900
  SB Finance NIM Trust,
    Ser 2005-HE3, Cl 2N1 (A)
    5.000%, 06/25/35                                    2,740             2,718
  SB Finance NIM Trust,
    Ser 2005-HE3, Cl N1 (A)
    4.750%, 09/25/35                                    3,643             3,612
  SB Finance NIM Trust,
    Ser 2006-KS4N, Cl N1 (A)
    7.500%, 06/25/36                                      848               848
  Saco I Trust, Ser 2005-10,
    Cl 2A1 (E)
    5.584%, 01/25/36                                   10,512            10,533
  Saco I Trust, Ser 2005-9, Cl A1 (E)
    5.574%, 12/25/35                                   11,998            12,001
  Saco I Trust, Ser 2005-WM3,
    Cl A1 (E)
    5.584%, 09/25/35                                    9,639             9,641
  Sail NIM Notes, Ser 2004-2A,
    Cl A (A)
    5.500%, 03/27/34                                    1,136               407
  Sail NIM Notes, Ser 2005-11A,
    Cl A (A)
    7.500%, 01/27/36                                    1,105             1,089
  Sasco NIM Trust, Ser 2005-WF3A,
    Cl A (A)
    4.750%, 07/27/35                                      874               870
  Saturn Ventures II (A) (C) (E)
    5.466%, 09/07/06                                    6,095             6,095
  Sharps SP I LLC NIM Trust,
    Ser 2005-HE3N, Cl N (A)
    5.000%, 05/25/35                                    1,001               999


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Disciplined Equity
August 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
  Sharps SP I LLC NIM Trust,
    Ser 2005-HE5N, Cl A1 (A)
    5.800%, 08/25/35                               $    2,630        $    2,604
  Sharps SP I LLC NIM Trust,
    Ser 2005-WF1N, Cl NA (A)
    6.150%, 05/25/35                                    1,924             1,905
  Soundview Home Equity Loan
    Trust, Ser 2005-OPT4, Cl M8 (E)
    7.824%, 12/25/35                                      850               768
  Soundview NIM Trust,
    Ser 2005-OPT4, Cl N1 (A)
    5.682%, 12/25/35                                      302               301
  Structured Adjustable Rate
    Mortgage Loan, Ser 2005-16XS,
    Cl M2 (E)
    6.224%, 08/25/35                                    2,841             2,858
  Structured Asset Investment
    Loan, Ser 2003-BC4, Cl M2 (E)
    7.324%, 06/25/33                                      400               401
  Structured Asset Investment Loan,
    Ser 2005-4, Cl M11 (E)
    7.824%, 05/25/35                                    1,040               974
  Structured Asset Mortgage
    Investments, Ser 2006-AR1,
    Cl B4 (E)
    6.274%, 02/25/36                                      785               793
  Structured Asset Mortgage
    Investments, Ser 2006-AR1,
    Cl B5 (E)
    6.374%, 02/25/36                                      515               520
  Structured Asset Securities,
    Ser 2004-19XS, Cl A2 (H)
    4.370%, 10/25/34                                    3,250             3,214
  Structured Asset Securities,
    Ser 2005-NC1, Cl A2 (H)
    3.920%, 02/25/35                                    2,565             2,546
  Structured Asset Securities,
    Ser 2005-S1, Cl B3 (A) (E)
    7.824%, 03/25/35                                    1,400             1,359
  TIAA Real Estate CDO,
    Ser 2003- 1A,
    Cl A1MM (A) (C) (E)
    5.358%, 09/28/06                                    4,567             4,567
  Terwin Mortgage Trust,
    Ser 2006-2HGS, Cl A1 (A) (E)
    4.500%, 03/25/37                                   29,338            29,023
  Terwin Mortgage Trust,
    Ser 2006-2HGS, Cl AX, IO(A) (E)
    20.000%, 03/25/37                                   1,297               166
  Terwin Mortgage Trust,
    Ser 2006-2HGS, Cl B1 (A) (E)
    6.104%, 03/25/37                                    1,670             1,680
  Terwin Mortgage Trust,
    Ser 2006-4SL, Cl A1 (A) (E)
    4.500%, 05/25/37                                   29,832            29,531
  Terwin Mortgage Trust,
    Ser 2006-4SL, Cl AX, IO (A) (E)
    20.000%, 05/25/37                                   4,853             1,209
  Terwin Mortgage Trust,
    Ser 2006-HF1, Cl A1A (A) (E)
    4.500%, 02/25/37                                    7,968             7,915
  Wachovia Mortgage Loan Trust
    LLC, Ser 2005-B, Cl 1A2 (E)
    4.961%, 10/20/35                                      834               829
  Wells Fargo Home Equity Trust,
    Ser 2004-2, Cl A12 (E)
    3.450%, 06/25/19                                   11,800            11,706

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
  Wells Fargo Home Equity Trust,
    Ser 2004-2, Cl M8A (A) (E)
    8.324%, 03/25/33                               $    1,200        $    1,188
  Whitehawk CDO Funding,
    Ser 2004-1A, Cl AMME (A) (C) (E)
    5.349%, 09/15/06                                    1,135             1,135
  Witherspoon CDO Funding (C)
    5.340%, 09/15/06                                    5,298             5,298
                                                                     ----------
Total Asset-Backed Securities
 (Cost $573,686) ($ Thousands)                                          573,636
                                                                     ----------

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 5.9%

  FHLMC
    5.815%, 02/01/36 (E)                                9,077             9,094
    5.572%, 10/01/35 (E)                                1,883             1,876
    4.000%, 05/01/21 (J)                                5,231             4,911
  FNMA (E)
    5.581%, 05/01/36                                   12,786            12,842
    5.524%, 01/01/36 (J)                                2,698             2,693
    5.504%, 05/01/36                                    5,040             5,041
  FNMA TBA
    6.500%, 09/13/36                                    7,000             7,105
    5.500%, 08/01/18                                   24,000            23,912
    5.500%, 07/01/21                                  150,000           148,400
    5.500%, 09/01/33                                   66,000            64,763
  GNMA (E)
    5.000%, 02/20/35                                    1,885             1,887
    5.000%, 03/20/35 (J)                                  167               167
    4.750%, 02/20/32                                      976               972
    4.500%, 08/20/34                                      806               803
    4.500%, 12/20/35                                      862               861
    4.500%, 01/20/36 (J)                                  284               283
    4.500%, 03/20/36                                    1,071             1,065
    4.375%, 06/20/23                                      655               658
    4.375%, 06/20/33                                      945               950
    4.250%, 04/20/34                                      544               537
    4.000%, 06/20/35                                    4,186             4,183
    4.000%, 07/20/35                                    1,606             1,598
    4.000%, 09/20/35                                    1,310             1,303
    4.000%, 10/20/35                                    1,829             1,811
    4.000%, 11/20/35                                    3,279             3,248
    4.000%, 01/20/36                                    2,408             2,371
    4.000%, 02/20/36                                    1,983             1,953
    4.000%, 03/20/36 (J)                                  999               983
    4.000%, 05/20/36                                      598               587
    3.750%, 12/20/33                                   16,254            16,045
    3.750%, 03/20/34                                    2,952             2,889
    3.500%, 10/20/35                                    1,903             1,865
    3.500%, 11/20/35                                    1,214             1,189
    3.000%, 04/20/35                                    1,245             1,218
                                                                     ----------
Total U.S. Government Mortgage-Backed Obligations
 (Cost $327,962) ($ Thousands)                                          330,063
                                                                     ----------

CORPORATE OBLIGATIONS -- 5.3%

CONSUMER DISCRETIONARY -- 0.1%
  COX Communications
    4.625%, 06/01/13                                    2,035             1,878
  Comcast
    5.300%, 01/15/14                                    2,545             2,456
  Gannett
    5.750%, 06/01/11                                      560               563
  Omnicon Group
    5.900%, 04/15/16                                    1,130             1,123


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Disciplined Equity
August 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
  Time Warner
    6.875%, 05/01/12                               $    2,035        $    2,131
                                                                     ----------
                                                                          8,151
                                                                     ----------

ENERGY -- 0.0%
  Kinder Morgan Energy Partners
    5.000%, 12/15/13                                    2,035             1,925
                                                                     ----------

FINANCIALS -- 4.9%
  Allstate Life Global Funding II
    MTN (A) (C) (E)
    5.350%, 09/15/06                                    3,482             3,482
  American General
    Finance (A) (C) (E)
    5.360%, 09/15/06                                   10,974            10,974
  Bear Stearns EXL (C) (E)
    5.370%, 09/15/06                                   13,472            13,472
  Cit Group
    5.000%, 02/13/14                                    2,715             2,606
  Countrywide Financial MTN (C)(E)
    5.560%, 09/27/06                                    4,541             4,541
  Countrywide Financial MTN,
    Ser A (C) (E)
    5.548%, 11/03/06                                    7,947             7,947
    5.380%, 09/13/06                                   14,002            14,002
  Credit Suisse First Boston
    6.500%, 01/15/12                                    1,355             1,421
  Dekabank (A) (C) (E)
    5.490%, 10/19/06                                   14,002            14,001
  Genworth Financial
    5.750%, 06/15/14                                    2,035             2,063
  Goldman Sachs Group
    5.500%, 11/15/14                                    4,070             4,039
  Household Finance
    6.375%, 10/15/11                                    2,035             2,118
  ILFC E - Capital Trust I (A)(E)
    5.900%, 12/21/65                                      305               305
  Irish Life & Permanent MTN,
    Ser X (A) (C) (E)
    5.365%, 09/21/06                                   10,066            10,065
  Islandsbanki (A) (C) (E)
    5.456%, 09/07/06                                   11,353            11,353
    5.376%, 09/22/06                                    6,433             6,433
  Istar Financial, Ser 1 +
    5.875%, 03/15/16                                    1,355             1,339
  JPMorgan Chase
    5.125%, 09/15/14                                    2,035             1,982
  Jackson National Life
    Funding (A) (C) (E)
    5.402%, 09/01/06                                   16,651            16,651
  Kaupthing Bank MTN (A)(C)(E)
    5.385%, 09/20/06                                   18,922            18,922
  Landsbanki Islands (A)(C)(E)
    5.410%, 09/15/06                                   14,380            14,380
  Lehman Brothers MTN
    5.500%, 04/04/16                                    2,035             2,012
  Merrill Lynch
    6.050%, 05/16/16                                    2,050             2,112
  Morgan Stanley
    4.750%, 04/01/14                                    2,035             1,923
  Morgan Stanley EXL (C)(E)
    5.456%, 09/05/06                                    2,649             2,649
  Morgan Stanley EXL, Ser S(C)(E)
    5.410%, 09/05/06                                    3,784             3,784

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
  Natexis Banques (C)(E)
    5.310%, 09/15/06                               $    7,379        $    7,379
  Nationwide Building
    Society (A)(C)(E)
    5.550%, 09/28/06                                    4,163             4,163
    5.436%, 09/07/06                                    7,569             7,569
  Nordbank (A)(C)(E)
    5.354%, 09/25/06                                   12,867            12,865
  Northern Rock (A)(C)(E)
    5.430%, 09/05/06                                    7,796             7,796
  Pacific Life Global
    Funding (A)(C)(E)
    5.350%, 09/13/06                                    5,676             5,676
  Premium Asset Trust,
    Ser 2004-10 (A)(C)(E)
    5.370%, 09/15/06                                   10,596            10,596
  Residential Capital
    6.875%, 06/30/15                                      335               347
    6.500%, 04/17/13                                    3,180             3,208
    6.000%, 02/22/11                                      900               895
  SLM EXL, Ser S (A)(C)(E)
    5.330%, 09/15/06                                    8,325             8,325
  Shinsei Finance Cayman (A)(E)
    6.418%, 01/29/49                                    2,235             2,207
  Sigma Finance MTN (A)(C)
    4.745%, 11/09/06                                    4,087             4,087
  Simon Property Group +
    5.750%, 12/01/15                                    1,355             1,356
    5.600%, 09/01/11                                    1,150             1,153
  Skandinav Enskilda Bank (A)(C)(E)
    5.320%, 09/18/06                                    8,325             8,325
  Stanfield Victoria MTN (A)(C)
    5.445%, 06/11/07                                    7,569             7,568
  Wachovia
    4.875%, 02/15/14                                    1,355             1,299
  Washington Mutual Preferred
    Funding (A) (E)
    6.534%, 03/15/49                                    2,500             2,446
                                                                     ----------
                                                                        271,836
                                                                     ----------

HEALTH CARE -- 0.1%
  Aetna
    5.750%, 06/15/11                                    2,035             2,061
  Teva Pharmaceutical Finance LLC
    5.550%, 02/01/16                                    2,035             1,977
  Wellpoint
    6.800%, 08/01/12                                    1,355             1,439
                                                                     ----------
                                                                          5,477
                                                                     ----------

INDUSTRIALS -- 0.1%
  Harrahs Operating
    5.500%, 07/01/10                                    2,035             2,009
  Lafarge
    6.150%, 07/15/11                                    1,245             1,268
                                                                     ----------
                                                                          3,277
                                                                     ----------

TELECOMMUNICATION SERVICES -- 0.0%
  Embarq
    6.738%, 06/01/13                                    2,035             2,076
                                                                     ----------

UTILITIES -- 0.1%
  Dominion Resources
    4.750%, 12/15/10                                    1,355             1,314


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Disciplined Equity
August 31, 2006

--------------------------------------------------------------------------------
                                                   Face Amount      Market Value
Description                               ($ Thousands)/Shares     ($ Thousands)
--------------------------------------------------------------------------------
  Exelon Generation LLC
    6.950%, 06/15/11                               $    2,035        $    2,148
                                                                     ----------
                                                                          3,462
                                                                     ----------
Total Corporate Obligations
 (Cost $295,090) ($ Thousands)                                          296,204
                                                                     ----------

CASH EQUIVALENTS -- 2.9%

  First Union Cash Management
    Program, 5.221% **                              1,850,918             1,851
  SEI Daily Income Trust, Prime
    Obligation Fund, Cl A, 5.330% **++
                                                  162,825,666           162,826
                                                                     ----------
Total Cash Equivalents
 (Cost $164,677) ($ Thousands)                                          164,677
                                                                     ----------

COMMERCIAL PAPER (C) (D) -- 1.6%

FINANCIALS -- 1.6%
  Adirondack
    5.316%, 09/08/06                                    7,569             7,561
  Altius I Funding
    5.316%, 09/08/06                                    5,298             5,292
  Broadhollow Funding
    5.315%, 09/07/06                                    3,784             3,781
    5.314%, 09/06/06                                    5,752             5,748
  Elysian Funding LLC
    5.451%, 11/27/06                                    6,793             6,704
    5.360%, 09/01/06                                   13,183            13,183
  KKR Pacific Funding Trust
    5.330%, 09/27/06                                      303               302
  Lakeside Funding
    5.370%, 09/08/06                                    4,387             4,387
  Main Street Warehouse Funding
    5.315%, 09/20/06                                   10,218            10,189
  Rams Funding
    5.314%, 09/19/06                                    3,784             3,774
  Rhineland Funding Capital
    5.494%, 10/12/06                                    3,784             3,761
    5.313%, 09/05/06                                   19,149            19,137
  Thornburg Mortgage Capital
    Resource
    5.315%, 09/07/06                                    7,569             7,562
                                                                     ----------
Total Commercial Paper
 (Cost $91,381) ($ Thousands)                                            91,381
                                                                     ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.4%

  FHLMC CMO STRIPS, Ser 232,
    Cl IO, IO
    5.000%, 08/01/35                                    1,466               363
  FHLMC CMO STRIPS, Ser 233,
    Cl 12, IO
    5.000%, 09/15/35                                    5,538             1,330
  FHLMC CMO STRIPS, Ser 233,
    Cl 6, IO
    4.500%, 08/15/35                                      828               201
  FHLMC DN (G) (I)
    5.251%, 02/06/07                                   27,000            26,392
    4.878%, 09/27/06                                    2,250             2,242
    5.107%, 10/23/06                                   22,000            21,835

--------------------------------------------------------------------------------
                                                   Face Amount      Market Value
Description                               ($ Thousands)/Shares     ($ Thousands)
--------------------------------------------------------------------------------
  FNMA CMO STRIPS, Ser 359,
    Cl 6, IO
    5.000%, 11/01/35                               $    1,334        $      332
  FNMA CMO STRIPS, Ser 360,
    Cl 2, IO
    5.000%, 08/01/35                                  105,858            26,237
  FNMA CMO STRIPS, Ser 365,
    Cl 4, IO
    5.000%, 04/01/36                                    4,479             1,133
                                                                     ----------
Total U.S. Government Agency Obligations
 (Cost $80,405) ($ Thousands)                                            80,065
                                                                     ----------

U.S. TREASURY OBLIGATIONS (D) -- 0.6%

  U.S. Treasury Bill
    4.983%, 11/24/06 (G)                                5,096             5,038
    4.960%, 11/30/06                                    1,475             1,457
    4.756%, 09/14/06 (G)                                  250               250
  U.S. Treasury Bonds
    2.375%, 04/15/11 (G)                               29,210            29,328
                                                                     ----------
Total U.S. Treasury Obligations
 (Cost $36,028) ($ Thousands)                                            36,073
                                                                     ----------

MASTER NOTE (C) (D) -- 0.5%

  Bank of America
    5.383%, 09/01/06                                   18,922            18,922
                                                                     ----------
Total Master Note
 (Cost $18,922) ($ Thousands)                                            18,922
                                                                     ----------

CERTIFICATES OF DEPOSIT (C) -- 0.3%

  Barclays Bank (E)
    5.440%, 06/11/07                                    3,784             3,784
  CC USA MTN
    5.520%, 06/18/07                                    7,569             7,569
  U.S. Trust of New York (E)
    5.370%, 09/13/06                                    3,027             3,027
                                                                     ----------
Total Certificates of Deposit
 (Cost $14,380) ($ Thousands)                                            14,380
                                                                     ----------

TIME DEPOSIT (C) -- 0.1%

  National City
    5.260%, 09/01/06                                    7,463             7,463
                                                                     ----------
Total Time Deposit
 (Cost $7,463) ($ Thousands)                                              7,463
                                                                     ----------

PREFERRED STOCK -- 0.0%

FINANCIALS -- 0.0%
  Home Ownership Funding,
    13.331% (A) (F) (K)*                                3,900               819
                                                                     ----------
Total Preferred/Convertible Stock
 (Cost $1,061) ($ Thousands)                                                819
                                                                     ----------

EXCHANGE TRADED FUND -- 0.0%

  iShares MSCI EAFE Index Fund                            200                14
                                                                     ----------
Total Exchange Traded Fund
 (Cost $13) ($ Thousands)                                                    14
                                                                     ----------


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Disciplined Equity
August 31, 2006

--------------------------------------------------------------------------------
                                               Contracts/Face
                                                       Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

PURCHASED OPTIONS -- 0.0%
  120 Day Euro Futures Call,
    Expires 12/16/06, Strike Price $95*                   550        $      323
  90 Day Euro Futures Put, Expires
    10/14/06, Strike Price $94.375*                       178                 1
                                                                     ----------
Total Purchased Options
 (Cost $441) ($ Thousands)                                                  324
                                                                     ----------

REPURCHASE AGREEMENTS (C) (L) -- 1.0%

Barclays Capital
  5.270%, dated 08/31/06, to be
  repurchased on 09/01/06,
  repurchase price $13,152,176
  (collateralized by various U.S.
  Government Obligations, ranging
  in par value
  $1,189,409-$8,489,570,
  0.000%-6.625%, 07/24/07-05/09/16;
  with total market value
  $13,413,294)                                     $   13,150            13,150
Lehman Brothers
  5.260%, dated 08/31/06, to be
  repurchased on 09/01/06,
  repurchase price $43,823,721
  (collateralized by various U.S.
  Government Obligations, ranging
  in par value
  $2,874,562-$6,798,562,
  0.000%-6.000%, 09/19/06-08/19/11;
  with total market value
  $44,693,706)                                         43,817            43,817
                                                                     ----------
Total Repurchase Agreements
 (Cost $56,967) ($ Thousands)                                            56,967
                                                                     ----------
Total Investments -- 110.5%
 (Cost $5,773,512) ($ Thousands) @                                 $6,201,287
                                                                     ==========

WRITTEN OPTIONS -- 0.0%

  120 Day Euro Futures Call, Expires
    12/15/06, Strike Price $95*                          (550)             (261)
  October 2006 1-Year Euro Future
    Put, Expires 10/14/06, Strike
    Price $94.50*                                        (178)               (1)
                                                                     ----------
Total Written Options
 (Premiums Received $(397)) ($ Thousands)                                  (262)
                                                                     ----------

Reverse Repurchase Agreements -- A summary of the outstanding reverse repurchase agreements held by the Fund at August 31, 2006, is as follows:

PRINCIPAL
AMOUNT                                                                    VALUE
($ THOUSANDS)                        COUNTERPARTY                 ($ THOUSANDS)
--------------------------------------------------------------------------------
                                    Merrill Lynch
    $ 32,621                       5.310%, 09/18/06                  $   32,621

Futures -- A summary of the open futures contracts held by the Fund at August 31, 2006, is as follows:

                                                                   UNREALIZED
                                                                 APPRECIATION
                             NUMBER OF        EXPIRATION       (DEPRECIATION)
TYPE OF CONTRACT             CONTRACTS              DATE        ($ THOUSANDS)
------------------------------------------------------------------------------
3 Month Euro Euribor               (54)         Dec-2006        $          (2)
90-Day Euro$                      (224)         Mar-2010                  (53)
90-Day Euro$                       (76)         Mar-2011                  (24)
90-Day Euro$                      (316)         Mar-2007                  119
90-Day Euro$                      (328)         Mar-2008                 (127)
90-Day Euro$                      (278)         Mar-2009                  (51)
90-Day Euro$                      (187)         Jun-2010                  (22)
90-Day Euro$                        (5)         Jun-2011                   (6)
90-Day Euro$                        17          Jun-2007                   12
90-Day Euro$                      (283)         Jun-2008                  (72)
90-Day Euro$                      (278)         Jun-2009                  (43)
90-Day Euro$                      (147)         Sep-2010                    9
90-Day Euro$                      (523)         Sep-2006                  171
90-Day Euro$                      (230)         Sep-2007                   22
90-Day Euro$                      (278)         Sep-2008                  (64)
90-Day Euro$                      (270)         Sep-2009                  (32)
90-Day Euro$                       (76)         Dec-2010                  (25)
90-Day Euro$                       (60)         Dec-2006                  (50)
90-Day Euro$                       782          Dec-2006                   81
90-Day Euro$                      (316)         Dec-2007                  (99)
90-Day Euro$                      (266)         Dec-2008                  (54)
90-Day Euro$                      (274)         Dec-2009                  (22)
90-Day GBP Libor                   (32)         Dec-2006                   17
10-Year 4K Gilt                    (35)         Dec-2006                  (23)
Amsterdam Exchange
   Index                             9          Sep-2006                   19
Australia 10-Year
   Bond                            (59)         Sep-2006                   (1)
CAC 40 10 Euro                      15          Sep-2006                   10
Canada 10-Year Bond                 28          Dec-2006                   21
DAX Index                            5          Sep-2006                   47
Euro-Bobl                          (21)         Sep-2006                  (17)
Euro-Bond                           17          Sep-2006                   68
Euro-Bond                         (121)         Sep-2006                 (151)
FTSE 100 Index                       7          Sep-2006                   36
Japan 10-Year Bond                   2          Sep-2006                   51
S&P 500 Composite
   Index                           452          Sep-2006                5,243
S&P 500 Composite
   Index                           679          Sep-2006                  509
S&P 500 Composite
   Index                         2,195          Dec-2006                5,021
S&P 500 Index E-Mini                19          Sep-2006                   32
S&P/MIB Index                        5          Sep-2006                   95
S&P/TSE 60 Index                    11          Sep-2006                   11
SPI 200 Index                        9          Sep-2006                   34
Topix Index                         10          Sep-2006                   34


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Disciplined Equity
August 31, 2006

                                                                   UNREALIZED
                                                                 APPRECIATION
                             NUMBER OF        EXPIRATION       (DEPRECIATION)
TYPE OF CONTRACT             CONTRACTS              DATE        ($ THOUSANDS)
-----------------------------------------------------------------------------
U.S. 2-Year Note                   111          Dec-2006        $          34
U.S. 5-Year Note                    24          Sep-2006                   21
U.S. 5-Year Note                   (36)         Dec-2006                  (16)
U.S. 5-Year Note                   371          Dec-2006                   98
U.S. 10-Year Note                  (29)         Sep-2006                  (68)
U.S. 10-Year Note                  (59)         Dec-2006                  (39)
U.S. 10-Year Note                   14          Dec-2006                    5
U.S. Long Treasury
   Bond                            (25)         Dec-2006                  (18)
                                                                -------------
                                                                $      10,741
                                                                =============

Forward Foreign Currency -- A summary of the outstanding forward foreign currency contracts held by the Fund at August 31, 2006 is as follows:

                                                                            UNREALIZED
                                 CURRENCY TO              CURRENCY TO     APPRECIATION
                                     DELIVER                  RECEIVE   (DEPRECIATION)
MATURITY DATES                   (THOUSANDS)              (THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------------
9/20/2006             USD              1,219      AUD           1,650       $       41
9/20/2006             USD              1,426      AUD           1,950               62
9/20/2006             USD              1,970      AUD           2,625               34
9/20/2006             USD                684      AUD             900                2
9/20/2006             USD                812      CAD             900               --
9/20/2006             USD                803      CAD             900                8
9/20/2006             USD                442      CAD             500                9
9/20/2006             USD                495      CAD             550                1
9/20/2006             USD                573      CHF             700               (4)
9/20/2006             USD              2,706      CHF           3,300              (25)
9/20/2006             USD                858      CHF           1,050               (5)
9/20/2006             USD                857      CHF           1,050               (4)
9/20/2006             USD             22,123      CNY         172,800             (367)
9/20/2006             USD             22,071      CNY         172,800             (315)
9/20/2006             USD              1,111      GBP             600               30
9/20/2006             USD              1,231      GBP             675               54
9/20/2006             USD                653      GBP             350               13
9/20/2006             USD                760      GBP             400                1
9/20/2006             USD              4,187      JPY         480,000              (86)
9/20/2006             USD                202      NOK           1,250               (4)
9/20/2006             USD                641      NOK           4,000               (6)
9/20/2006             USD                280      NZD             450               15
9/20/2006             USD                463      NZD             750               28
9/20/2006             CNY            172,800      USD          22,049              293
9/20/2006             CNY            172,800      USD          22,071              315
9/20/2006             CHF              2,450      USD           2,015               24
9/20/2006             EUR                300      USD             381               (3)
9/20/2006             JPY            330,000      USD           2,917               97
9/20/2006             SEK              1,750      USD             241               (2)


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Disciplined Equity
August 31, 2006

                                                                            UNREALIZED
                                 CURRENCY TO              CURRENCY TO     APPRECIATION
                                     DELIVER                  RECEIVE   (DEPRECIATION)
MATURITY DATES                   (THOUSANDS)              (THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------------
9/20/2006             CHF              1,900      USD           1,536       $       (7)
9/20/2006             JPY            380,000      USD           3,300               54
9/20/2006             CHF              1,800      USD           1,461               (1)
9/20/2006             AUD              3,375      USD           2,465             (111)
9/20/2006             JPY            150,000      USD           1,313               31
9/20/2006             CAD                700      USD             620              (11)
9/20/2006             CAD                600      USD             533               (8)
9/20/2006             AUD              1,350      USD           1,011              (20)
9/20/2006             GBP                900      USD           1,643              (69)
9/20/2006             NOK              2,750      USD             436               (1)
9/20/2006             NOK              2,750      USD             445                8
9/20/2006             CHF              1,750      USD           1,408              (14)
9/20/2006             JPY             80,000      USD             700               17
                                                                            ----------
                                                                            $       74
                                                                            ==========

Swaps -- A summary of outstanding Total Return Swap agreements held by the Fund at August 31, 2006, is as follows:

                                                                                                              UNREALIZED
                                                                                                            APPRECIATION
                                                                  EXPIRATION        NOTIONAL AMOUNT        (DEPRECATION)
DESCRIPTION                                                             DATE          ($ THOUSANDS)        ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------
Fund receives payment on the monthly reset spread from
Banc of America -- CMBS AAA 10YR Index less 5 basis
points times the notional amount. Fund receives
payment if the return on the spread appreciates over
the payment period, and pays if the return on the
spread depreciates over the payment period.
(Counterparty: Bank of America)                                     10/01/26                $40,000            $    (46)

Fund receives payment on the monthly reset spread from
Banc of America -- CMBS AA Index plus 5 basis points
times the notional amount. Fund receives payment if
the return on the spread appreciates over the payment
period, and pays if the return on the spread
depreciates over the payment period. (Counterparty:
Bank of America)                                                    10/31/06                 53,000                 (74)

Fund receives payment on the monthly reset spread from
Banc of America -- CMBS AAA 10YR Index plus 7.5 basis
points times the notional amount. Fund receives
payment if the return on the spread appreciates over
the payment period, and pays if the return on the
spread depreciates over the payment period.
(Counterparty: Bank of America)                                     11/30/06                 60,000                 (70)

Fund receives payment on the monthly reset spread from
Banc of America -- CMBS AAA 10YR Index plus 5 basis
points times the notional amount. Fund receives
payment if the return on the spread appreciates over
the payment period, and pays if the return on the
spread depreciates over the payment period.
(Counterparty: Bank of America)                                     11/01/06                 10,000                 (12)

Fund receives payment on the monthly reset spread from
Banc of America -- CMBS BBB Index plus 25 basis points
times the notional amount. Fund receives payment if
the return on the spread appreciates over the payment
period, and pays if the return on the spread
depreciates over the payment period. (Counterparty:
Bank of America)                                                    10/31/06                 17,000                 (10)


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Disciplined Equity
August 31, 2006

                                                                                                              UNREALIZED
                                                                                                            APPRECIATION
                                                                  EXPIRATION        NOTIONAL AMOUNT        (DEPRECATION)
DESCRIPTION                                                             DATE          ($ THOUSANDS)        ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------
Fund receives payment on the monthly reset spread from
Banc of America -- CMBS AAA 10YR Index plus 5 basis
points times the notional amount. Fund receives
payment if the return on the spread appreciates over
the payment period, and pays if the return on the
spread depreciates over the payment period.
(Counterparty: Bank of America)                                     10/31/06                $16,000            $      (9)

Fund receives payment on the monthly reset spread from
Banc of America -- CMBS AAA 10YR Index plus 5 basis
points times the notional amount. Fund receives
payment if the return on the spread appreciates over
the payment period, and pays if the return on the
spread depreciates over the payment period.
(Counterparty: Bank of America)                                     10/31/06                 29,000                  (17)

Fund receives payment on the monthly reset spread from
Lehman Brothers -- CMBS AAA 8.5+ YR Index times the
notional amount. Fund receives payment if the return
on the spread appreciates over the payment period, and
pays if the return on the spread depreciates over the
payment period. (Counterparty: Wachovia Bank)                       12/01/06                 40,000                  (53)

Fund receives payment on the monthly reset spread from
Lehman Brothers -- CMBS AAA 8.5+ YR Index times the
notional amount. Fund receives payment if the return
on the spread appreciates over the payment period, and
pays if the return on the spread depreciates over the
payment period. (Counterparty: Wachovia Bank)                       12/01/06                 50,000                  (67)

Fund receives payment on the monthly reset spread from
Lehman Brothers -- CMBS AAA 8.5+ YR Index times the
notional amount. Fund receives payment if the return
on the spread appreciates over the payment period, and
pays if the return on the spread depreciates over the
payment period. (Counterparty: Wachovia Bank)                       11/01/06                 50,000                  (67)
                                                                                                               ---------
                                                                                                               $    (425)
                                                                                                               =========

Percentages are based on Net Assets of $5,608,338 ($ Thousands).

* Non-income producing security.

** Rate shown is the 7-day effective yield as of August 31, 2006.

+ Real Estate Investment Trust.

++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.

(A) This security was sold within terms of a private placement memorandum, exempt from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B) This security or a partial position of this security is on loan at August 31, 2006. The total value of securities on loan at August 31, 2006 was $450,966 ($Thousands).

(C) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2006 was $462,074 ($Thousands).

(D) The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2006.

(F) Securities considered illiquid. The total value of such securities as of August 31, 2006 was $819 ($ Thousands), representing 0.01% of the Fund's net assets.

(G) Security, or a portion thereof, has been pledged as collateral on open future contracts and written options.

(H) Step Bonds -- The rate reflected on the Schedule of Investments is the rate in effect as of August 31, 2006. The coupon on a step bond changes on a specific date.

(I) Zero Coupon Bond -- The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(J) Security, or a portion of this security, has been pledged as collateral on open swap contracts. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(K) This security is a floating rate note whose interest rate declines after a specific period of time.

(L) Tri-Party Repurchase Agreement

AUD -- Australian Dollar
CAD -- Canadian Dollar
CDO -- Collateralized Debt Obligation
CHF -- Swiss Franc
Cl -- Class
CMBS -- Commercial Mortgaged-Backed Securities
CMO -- Collateralized Mortgage Obligation
CNY -- Chinese Yuan
DN -- Discount Note
EUR -- Euro


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Disciplined Equity
August 31, 2006

EXL -- Extendable Maturity
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GBP -- British Pound Sterling
GNMA -- Government National Mortgage Association
IO -- Interest Only
JPY -- Japanese Yen
LLC -- Limited Liability Company
MTN -- Medium Term Note
NIM -- Net Interest Margin
NOK -- Norwegian Krone
NZD -- New Zealand Dollar
SEK -- Swedish Krona
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities TBA -- To Be Announced
TIPS -- Treasury Inflated Protection Securities
USD -- U.S. Dollar

Amounts designated as "--" are zero or have been rounded to zero.

@ At August 31, 2006, the tax basis cost of the Fund's investments was $5,773,512 ($ Thousands), and the unrealized appreciation and depreciation were $491,903 ($ Thousands) and $(64,128) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Diversified Alpha Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 90.7%

CONSUMER DISCRETIONARY -- 11.3%
   Abercrombie & Fitch, Cl A                               1,400      $       90
   Advance Auto Parts                                        400              12
   Amazon.com*                                             1,078              33
   American Eagle Outfitters                               4,400             170
   AnnTaylor Stores*                                       5,500             219
   Apollo Group, Cl A*                                    12,700             638
   Autoliv                                                 1,900             107
   Autonation*                                             1,900              37
   Autozone*                                                 400              36
   Best Buy (B)                                            4,600             216
   BorgWarner                                                300              17
   Bright Horizons Family Solutions*                         400              16
   Brinker International (B)                               7,000             269
   Cablevision Systems, Cl A*                             13,041             304
   Carmax*                                                   300              11
   CBS, Cl B (B)                                           7,600             217
   Cheesecake Factory*                                       200               5
   Chico's FAS*                                              300               6
   Choice Hotels International                               600              23
   Circuit City Stores                                     4,102              97
   Claire's Stores                                         1,700              46
   Clear Channel Communications                            1,200              35
   Coach* (B)                                              6,200             187
   Comcast, Cl A* (B)                                     19,369             678
   Corinthian Colleges*                                    1,600              19
   Darden Restaurants (B)                                  5,300             188
   Dillard's, Cl A                                         4,300             134
   DIRECTV Group* (B)                                     62,794           1,180
   Discovery Holding, Cl A*                                  600               8
   Dollar General                                            300               4
   Dollar Tree Stores*                                     1,300              37
   Dover Downs Gaming &
      Entertainment                                        3,250              43
   Dow Jones                                                 800              29
   E.W. Scripps, Cl A                                        200               9
   Eastman Kodak                                           5,921             126
   EchoStar Communications, Cl A*                         12,820             407
   Expedia*                                                1,200              20
   Family Dollar Stores                                    2,100              54
   Federated Department Stores                             5,708             217
   Foot Locker                                             1,400              34
   Ford Motor                                              7,689              64
   GameStop, Cl A*                                           100               4
   Gannett (B)                                             3,200             182
   General Motors (B)                                     11,306             330
   Genuine Parts                                           2,000              83
   Goodyear Tire & Rubber*                                 6,657              91
   Gymboree*                                                 700              23
   Harley-Davidson                                         2,600             152
   Harman International Industries                           700              57
   Harrah's Entertainment                                    100               6
   Hasbro                                                  4,400              89
   Hilton Hotels                                             300               8
   Home Depot (B)                                         14,979             514
   IAC/InterActive* (B)                                    2,100              60
   International Game Technology (B)                      25,300             979
   ITT Educational Services*                               5,300             350
   J.C. Penney                                             5,954             375
   Jarden*                                                 3,200              94
   Johnson Controls                                        3,561             256
   Jones Apparel Group                                     5,600             175
   Kohl's*                                                 4,600             288
   Lamar Advertising, Cl A*                                  700              37
   Liberty Global, Cl A*                                   1,300              31

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Liberty Media Holding-Capital, Ser A*                     630      $       54
   Liberty Media Holding-
      Interactive, Cl A*                                   1,850              35
   Limited Brands                                          9,100             234
   Liz Claiborne                                             900              34
   Lowe's (B)                                             11,836             320
   Marriott International, Cl A                           16,579             624
   Mattel                                                  5,500             104
   McClatchy, Cl A                                           102               4
   McDonald's (B)                                          6,600             237
   McGraw-Hill                                             5,500             308
   Men's Wearhouse                                           600              21
   Meredith                                                  700              33
   Meritage Homes*                                           900              37
   MGM Mirage*                                            23,537             840
   Newell Rubbermaid                                       3,100              84
   News, Cl A                                             13,171             251
   Nike, Cl B                                                300              24
   Nordstrom                                                 100               4
   NTL                                                       457              12
   Nutri/System*                                             300              15
   NVR*                                                      200             103
   Office Depot*                                           8,400             309
   OfficeMax                                               4,500             187
   Omnicom Group                                             600              52
   Panera Bread, Cl A*                                     1,200              62
   Polo Ralph Lauren                                         700              41
   Pool (B)                                                4,821             184
   Rent-A-Center*                                            500              14
   Ross Stores                                             3,600              88
   Scientific Games, Cl A*                                   100               3
   Sears Holdings*                                           800             115
   Select Comfort*                                         3,050              61
   Sherwin-Williams                                        5,500             284
   Snap-On                                                   800              35
   Sonic*                                                  5,300             116
   Staples                                                38,400             866
   Starbucks*                                              3,300             102
   Starwood Hotels & Resorts Worldwide                       100               5
   Station Casinos                                           700              41
   Steven Madden                                             750              28
   Target                                                  2,300             111
   Thor Industries                                           600              25
   Tiffany                                                 1,200              38
   Time Warner (B)                                        25,000             415
   TJX                                                     4,431             119
   TRW Automotive Holdings*                                3,527              87
   Univision Communications, Cl A*                         1,400              48
   VF                                                        200              14
   Viacom, Cl B*                                             400              15
   Walt Disney (B)                                        26,123             775
   Warner Music Group                                        300               7
   Weight Watchers International                          11,500             488
   Wendy's International                                     300              19
   Whirlpool                                                 800              65
   Wynn Resorts*                                             300              23
   XM Satellite Radio Holdings, Cl A*                     35,900             465
   Yum! Brands (B)                                         6,600             323
                                                                      ----------
                                                                          19,234
                                                                      ----------
CONSUMER STAPLES -- 7.0%
   Alberto-Culver                                            200              10
   Altria Group (B)                                        5,000             418
   Anheuser-Busch (B)                                      6,798             336
   Archer-Daniels-Midland (B)                             16,039             660
   Avon Products                                             100               3
   BJ's Wholesale Club*                                    2,500              66

--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Diversified Alpha Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Brown-Forman, Cl B                                      3,087      $      238
   Campbell Soup                                             900              34
   Chattem*                                                2,500              87
   Chiquita Brands International                          10,400             176
   Church & Dwight                                           700              27
   Clorox                                                    800              48
   Coca-Cola (B)                                           9,300             417
   Coca-Cola Enterprises                                   5,500             123
   Colgate-Palmolive                                       2,100             126
   ConAgra Foods                                             400              10
   Corn Products International                               400              14
   Costco Wholesale (B)                                   11,108             520
   Dean Foods*                                             8,998             356
   Del Monte Foods                                         3,100              34
   Energizer Holdings* (B)                                 3,500             234
   Estee Lauder, Cl A (B)                                  5,253             194
   General Mills                                           1,000              54
   Hansen Natural*                                           600              16
   Herbalife*                                              1,500              49
   Hershey                                                   100               5
   HJ Heinz                                                  900              38
   Hormel Foods                                            1,931              71
   JM Smucker                                              1,900              92
   Kellogg                                                   900              46
   Kimberly-Clark                                          2,200             140
   Kraft Foods, Cl A                                       1,600              54
   Kroger (B)                                             23,773             566
   Loews - Carolina Group (B)                              9,906             567
   McCormick                                                 600              22
   Molson Coors Brewing, Cl B                                300              21
   Pepsi Bottling Group                                    9,948             348
   PepsiAmericas                                             800              18
   PepsiCo (B)                                            11,700             764
   Procter & Gamble (B)                                   23,300           1,442
   Reynolds American                                       5,600             364
   Rite Aid*                                              20,036              87
   Safeway                                                 8,000             247
   Smithfield Foods*                                       5,928             178
   Supervalu                                                 673              19
   Sysco                                                   8,501             267
   USANA Health Sciences*                                    500              22
   UST                                                       400              21
   Wal-Mart Stores (B)                                    29,962           1,340
   Walgreen                                               19,700             974
   Whole Foods Market                                        700              38
   WM Wrigley Jr.                                            325              15
                                                                      ----------
                                                                          12,016
                                                                      ----------
ENERGY -- 6.8%
   Anadarko Petroleum                                      2,200             103
   Apache                                                    100               7
   Arch Coal                                               1,200              39
   Baker Hughes (B)                                        3,900             278
   BJ Services                                             6,200             213
   Cameron International*                                  1,200              57
   Cheniere Energy*                                          100               3
   Chesapeake Energy (B)                                   6,800             215
   Chevron (B)                                            16,236           1,046
   Cimarex Energy                                            100               4
   CNX Gas*                                                  300               8
   ConocoPhillips                                         12,217             775
   Consol Energy                                           1,974              72
   Devon Energy (B)                                        5,800             362
   Diamond Offshore Drilling                                 100               7
   El Paso                                                   300               4
   EOG Resources                                             200              13

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Exxon Mobil (B)                                        68,396      $    4,628
   FMC Technologies*                                         800              47
   Foundation Coal Holdings                                  100               4
   Frontier Oil                                              300              10
   Global Industries*                                      1,547              28
   Grant Prideco*                                            100               4
   Halliburton                                             1,076              35
   Helix Energy Solutions Group*                             100               4
   Helmerich & Payne                                       5,400             132
   Hess (B)                                               12,724             583
   Holly                                                   3,800             174
   Kinder Morgan                                             400              42
   Marathon Oil (B)                                       10,704             894
   Nabors Industries*                                      3,513             116
   Occidental Petroleum                                    1,100              56
   Oceaneering International*                                400              14
   Patterson-UTI Energy                                    1,200              33
   Peabody Energy                                            100               4
   Schlumberger                                            1,100              67
   SEACOR Holdings*                                          600              52
   Smith International                                       600              25
   St. Mary Land & Exploration                               100               4
   Sunoco                                                  3,208             231
   Superior Energy Services*                                 100               3
   Tesoro                                                  2,137             138
   Tetra Technologies*                                       300               8
   Tidewater                                               6,900             329
   Todco                                                     100               4
   Unit* (B)                                               5,300             279
   Valero Energy                                           3,604             207
   XTO Energy                                              4,600             211
                                                                      ----------
                                                                          11,572
                                                                      ----------
FINANCIALS -- 18.8%
   A.G. Edwards                                            9,537             504
   Affiliated Managers Group*                                500              46
   Aflac                                                   2,500             113
   Allied Capital                                          1,400              43
   Allstate (B)                                            7,900             458
   AMB Property+                                             100               6
   AMBAC Financial Group                                   3,100             268
   American Capital Strategies                             1,000              39
   American Express (B)                                    2,000             105
   American Financial Group                                5,273             246
   American Home Mortgage
      Investment+                                          1,700              54
   American International Group                            6,100             389
   AmeriCredit*                                            6,040             142
   Ameriprise Financial                                    2,500             114
   AmerUs Group                                              400              27
   AmSouth Bancorp                                         3,500             100
   Annaly Mortgage Management+                             6,800              85
   Anthracite Capital+                                       400               5
   AON (B)                                                11,495             397
   Apartment Investment &
      Management, Cl A                                       100               5
   Archstone-Smith Trust+                                    500              27
   Arthur J Gallagher                                      1,400              38
   Assurant                                                1,400              72
   Astoria Financial                                         300               9
   AvalonBay Communities+                                    600              73
   BancorpSouth                                              100               3
   Bank of America (B)                                    23,990           1,235
   Bank of Hawaii                                            200              10
   Bank of New York                                        2,800              95
   BB&T                                                    2,700             116
   Bear Stearns (B)                                        2,100             274

--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Diversified Alpha Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
   BlackRock, Cl A                                           400      $       52
   Boston Properties+                                        200              20
   Brandywine Realty Trust+                                  100               3
   BRE Properties, Cl A+                                     900              53
   Brookfield Asset Management                             2,100              94
   Brown & Brown                                           1,800              54
   Camden Property Trust+                                    400              31
   Capital One Financial                                   2,332             170
   CapitalSource+                                          2,647              64
   CB Richard Ellis Group, Cl A* (B)                      11,400             262
   Charles Schwab                                          3,300              54
   Chicago Mercantile Exchange
      Holdings                                             1,900             836
   Chubb                                                   1,800              90
   Cincinnati Financial                                      400              19
   CIT Group                                               5,424             244
   Citigroup (B)                                          58,118           2,868
   CNA Financial*                                          1,197              42
   Colonial BancGroup                                      2,300              56
   Comerica (B)                                            5,900             338
   Commerce Bancorp                                        1,300              43
   Commerce Bancshares                                     1,100              55
   Compass Bancshares                                        500              29
   Conseco*                                                1,500              31
   Countrywide Financial (B)                               9,100             308
   Credicorp                                               2,800             104
   Cullen/Frost Bankers                                    1,000              59
   Duke Realty+                                            1,200              46
   E*Trade Financial*                                      1,200              28
   East West Bancorp                                       1,100              45
   Eaton Vance                                               900              24
   Equity Office Properties Trust+                           100               4
   Equity Residential+                                     1,400              70
   Erie Indemnity, Cl A                                      400              20
   Essex Property Trust+                                     400              50
   Fannie Mae                                                300              16
   Federal Realty Investment Trust+                          200              15
   Federated Investors, Cl B                               1,400              47
   Fidelity National Financial                               900              36
   Fifth Third Bancorp                                       100               4
   First American                                         11,667             474
   First Horizon National                                    100               4
   First Marblehead                                        3,200             168
   Forest City Enterprises, Cl A                             900              48
   Franklin Resources                                      2,300             226
   Freddie Mac                                               700              45
   Fulton Financial                                          120               2
   Genworth Financial, Cl A                                2,000              69
   Golden West Financial                                     447              34
   Goldman Sachs Group (B)                                 6,819           1,014
   Hanover Insurance Group                                 2,300             102
   Hartford Financial Services Group                       1,134              97
   HCC Insurance Holdings                                  1,400              45
   Horace Mann Educators                                   1,900              35
   Hospitality Properties Trust+                           1,100              51
   Host Hotels & Resorts+ (B)                             22,614             510
   Hudson City Bancorp                                     5,600              73
   Huntington Bancshares                                     100               2
   IndyMac Bancorp                                         3,600             141
   Investment Technology Group*                              300              14
   Investors Financial Services                              400              19
   iStar Financial+                                        2,700             113
   Jefferies Group                                         2,400              60
   JER Investors Trust+                                    1,200              20
   Jones Lang LaSalle                                      3,800             316
   JPMorgan Chase (B)                                     49,994           2,283
   Keycorp                                                 3,700             136
   Kilroy Realty+                                            100               8

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
   LandAmerica Financial Group                               200      $       13
   Legg Mason                                              1,000              91
   Lehman Brothers Holdings (B)                           12,728             812
   Leucadia National                                       3,500              90
   Lincoln National                                          400              24
   Loews                                                  15,629             601
   M&T Bank                                                  700              86
   Markel*                                                    51              19
   Marsh & McLennan                                        4,100             107
   Marshall & Ilsley                                         300              14
   MBIA                                                      200              12
   Mellon Financial                                        3,000             112
   Mercantile Bankshares                                   1,400              52
   Mercury General                                           300              15
   Merrill Lynch (B)                                      11,590             852
   Metlife                                                14,589             803
   MGIC Investment (B)                                     3,100             179
   Moody's                                                13,900             850
   Morgan Stanley (B)                                     13,488             887
   Nasdaq Stock Market*                                      100               3
   National City (B)                                      12,000             415
   Nationwide Financial Services, Cl A                       300              15
   New Century Financial+                                  2,000              77
   New York Community Bancorp                              2,900              48
   Newcastle Investment+                                   1,500              41
   North Fork Bancorporation                                 800              22
   Northern Trust                                          1,500              84
   Nuveen Investments, Cl A                                1,100              53
   NYSE Group*                                               200              12
   Old Republic International                              4,600              96
   Peoples Bank                                              100               4
   Philadelphia Consolidated Holding*                        100               4
   Plum Creek Timber+                                        100               3
   PMI Group (B)                                           7,500             324
   PNC Financial Services Group                            9,132             646
   Principal Financial Group                               2,000             106
   Progressive                                             7,200             177
   Prologis+                                                 400              23
   Protective Life                                           100               5
   Prudential Financial                                    7,886             579
   Public Storage+                                           740              64
   Radian Group (B)                                        6,800             407
   Ramco-Gershenson Properties+                            1,200              38
   Raymond James Financial                                 6,169             171
   Rayonier+                                               8,143             322
   Reckson Associates Realty+                              1,100              47
   Regions Financial                                       2,100              76
   Reinsurance Group of America                              500              26
   Safeco                                                  9,052             522
   Sky Financial Group                                       200               5
   SL Green Realty+                                          400              45
   SLM                                                     1,800              87
   Spirit Finance+                                           600               7
   St. Paul Travelers (B)                                  8,100             356
   Stancorp Financial Group                                1,100              51
   State Street                                            3,623             224
   SunTrust Banks                                          2,400             183
   Synovus Financial                                         900              26
   T Rowe Price Group                                      1,400              62
   Taubman Centers+                                        1,176              47
   TCF Financial                                           2,000              52
   TD Ameritrade Holding                                   1,200              21
   TD Banknorth                                              400              12
   Torchmark                                               1,100              68
   Transatlantic Holdings                                    207              13
   Trizec Properties+                                        600              17
   UnionBanCal                                               900              54
   UnumProvident                                             500               9

--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Diversified Alpha Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
   US Bancorp (B)                                         16,000      $      513
   Valley National Bancorp                                 1,710              44
   Vornado Realty Trust+                                     200              21
   Wachovia (B)                                           14,392             786
   Washington Federal                                      1,000              22
   Washington Mutual (B)                                   9,969             418
   Wells Fargo                                            22,410             779
   Whitney Holding                                           300              11
   Wilmington Trust                                          800              35
   WR Berkley                                              8,114             284
   Zions Bancorporation                                      800              63
                                                                      ----------
                                                                          31,935
                                                                      ----------
HEALTH CARE -- 12.6%
   Abbott Laboratories                                     2,900             141
   Advanced Medical Optics*                                2,500             120
   Aetna (B)                                               5,300             198
   Allergan                                                9,200           1,054
   AmerisourceBergen (B)                                  13,945             616
   Amgen* (B)                                             13,436             913
   Amylin Pharmaceuticals*                                   500              23
   Applera - Applied Biosystems Group                     11,402             349
   Barr Pharmaceuticals*                                   1,600              90
   Baxter International (B)                                9,192             408
   Becton Dickinson (B)                                    3,800             265
   Biogen Idec*                                            4,700             207
   Biomet                                                    100               3
   Biosite*                                                  400              18
   Boston Scientific*                                      6,104             106
   Bristol-Myers Squibb                                    3,003              65
   Cardinal Health (B)                                    17,530           1,182
   Caremark Rx (B)                                         9,455             548
   Celgene*                                                1,700              69
   Cephalon*                                               2,200             125
   Cerner*                                                 2,100              97
   Cigna (B)                                               1,800             204
   CNS                                                       300               8
   Community Health Systems*                                 100               4
   Covance*                                                  200              13
   Coventry Health Care* (B)                               3,700             201
   Cytyc*                                                  4,900             117
   Dade Behring Holdings (B)                               5,000             202
   DaVita*                                                   200              12
   Dentsply International                                    500              16
   Eli Lilly (B)                                           4,700             263
   Emdeon*                                                13,700             162
   Endo Pharmaceuticals Holdings*                            300              10
   Express Scripts*                                        5,870             494
   Fisher Scientific International*                          200              16
   Forest Laboratories* (B)                                5,600             280
   Genentech* (B)                                         16,400           1,353
   Gilead Sciences*                                        1,100              70
   HCA                                                       538              27
   Health Management Associates, Cl A                        300               6
   Health Net*                                            10,407             435
   Henry Schein*                                           6,262             312
   Hillenbrand Industries                                    300              17
   Hospira*                                                1,800              66
   Humana*                                                 3,618             220
   Idexx Laboratories*                                     3,300             304
   ImClone Systems*                                        2,400              72
   IMS Health                                                800              22
   Intuitive Surgical*                                       100               9
   Johnson & Johnson (B)                                  21,487           1,389
   Kinetic Concepts*                                         200               6
   King Pharmaceuticals*                                  10,900             177
   Laboratory of America Holdings*                         4,900             335

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Lincare Holdings*                                       5,200      $      193
   Manor Care                                              3,100             162
   McKesson (B)                                           21,643           1,099
   Medco Health Solutions* (B)                             8,056             511
   Medimmune*                                              2,300              64
   Medtronic                                               4,500             211
   Merck (B)                                              12,100             491
   Millennium Pharmaceuticals*                            15,500             168
   Millipore*                                                500              32
   Mylan Laboratories (B)                                 11,200             228
   Omnicare                                                1,600              72
   Pediatrix Medical Group*                                  100               5
   PerkinElmer                                             2,200              41
   Pfizer (B)                                             28,732             792
   Pharmaceutical Product Development                        900              34
   Quest Diagnostics                                       1,400              90
   Resmed*                                                 1,000              41
   Respironics*                                            3,087             114
   Schering-Plough                                         7,392             155
   Sciele Pharma*                                          3,000              52
   Sierra Health Services*                                 3,200             137
   St. Jude Medical*                                         700              25
   Stryker                                                   100               5
   Techne*                                                 1,000              51
   Tenet Healthcare*                                      29,029             229
   Thermo Electron*                                        1,600              63
   UnitedHealth Group                                     22,800           1,184
   Universal Health Services, Cl B                           200              11
   Varian Medical Systems*                                   900              48
   VCA Antech*                                             1,300              46
   Vertex Pharmaceuticals*                                   200               7
   Waters* (B)                                             4,100             175
   Watson Pharmaceuticals*                                   700              18
   WellCare Health Plans*                                    400              22
   WellPoint*                                              1,600             124
   West Pharmaceutical Services                              100               4
   Wyeth (B)                                              10,333             503
   Zimmer Holdings*                                       12,000             816
                                                                      ----------
                                                                          21,442
                                                                      ----------
INDUSTRIALS -- 10.4%
   3M                                                      1,100              79
   Acuity Brands                                           1,000              43
   Adesa                                                     500              11
   AGCO*                                                     200               5
   Allied Waste Industries*                               11,807             122
   Ametek                                                    100               4
   AMR*                                                    8,963             185
   Applied Industrial Technologies                           750              17
   Aramark, Cl B                                           3,614             119
   Armor Holdings*                                         1,600              85
   Avery Dennison                                            400              25
   Belden CDT                                                500              18
   Boeing (B)                                             16,251           1,217
   Brink's                                                   900              51
   Builders FirstSource*                                     200               3
   Burlington Northern Santa Fe                            2,800             187
   Carlisle                                                1,600             137
   Caterpillar (B)                                         4,800             318
   CH Robinson Worldwide                                   2,993             137
   ChoicePoint*                                            1,100              40
   Cintas                                                    100               4
   Con-way                                                 3,600             172
   Continental Airlines, Cl B*                               600              15
   Corporate Executive Board                                 900              79
   Corrections of America*                                   300              19
   Covanta Holding*                                          200               4

--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Diversified Alpha Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Crane                                                     700      $       28
   CSX                                                    11,286             341
   Cummins (B)                                             3,900             448
   Danaher                                                   500              33
   Deere                                                     800              62
   Donaldson                                                 500              17
   Dover                                                   2,100             102
   Dun & Bradstreet*                                       2,600             183
   Eaton                                                   2,100             140
   Emerson Electric (B)                                    4,700             386
   Equifax                                                 1,000              32
   Expeditors International Washington                    20,900             833
   Fastenal                                                2,000              73
   FedEx                                                   6,301             637
   Flowserve*                                              3,060             156
   Fluor (B)                                               4,137             358
   Gardner Denver*                                           400              14
   General Dynamics                                        1,100              74
   General Electric (B)                                   44,144           1,504
   Genlyte Group*                                            100               7
   Graco                                                     400              15
   H&E Equipment Services*                                 2,300              60
   Harsco                                                    300              24
   Herman Miller (B)                                       5,400             152
   HNI                                                       900              36
   Honeywell International (B)                            19,026             737
   Hubbell, Cl B                                             100               5
   Illinois Tool Works (B)                                 5,900             259
   Ingersoll-Rand, Cl A                                    6,700             255
   ITT Industries                                            800              39
   Jacobs Engineering Group*                               3,838             334
   JB Hunt Transport Services                              1,000              20
   JLG Industries                                            100               2
   Kansas City Southern*                                     100               3
   Kennametal                                                300              16
   Kirby*                                                    100               3
   L-3 Communications Holdings                             1,300              98
   Laidlaw International                                   5,400             146
   Landstar System                                           600              26
   Lennox International                                      426              10
   Lincoln Electric Holdings                                 100               5
   Lockheed Martin (B)                                     4,500             372
   Manitowoc                                                 300              13
   Manpower                                                2,698             159
   Masco                                                   3,800             104
   Monster Worldwide*                                        200               8
   MSC Industrial Direct, Cl A                               700              28
   Norfolk Southern                                        1,800              77
   Northrop Grumman (B)                                    7,500             501
   Oshkosh Truck                                             700              36
   Paccar (B)                                              4,950             271
   Parker Hannifin                                         6,619             490
   Pitney Bowes                                              200               9
   Precision Castparts                                     1,200              70
   Raytheon (B)                                            7,400             349
   Republic Services                                         300              12
   Robert Half International                               2,700              84
   Rockwell Automation                                     1,300              73
   Rockwell Collins                                          300              16
   Roper Industries                                          200               9
   RR Donnelley & Sons                                     2,800              91
   Ryder System                                            5,700             282
   Shaw Group*                                               157               4
   Southwest Airlines (B)                                 14,500             251
   SPX                                                       200              11
   Stericycle*                                               600              40
   Swift Transportation*                                   9,710             225
   Teleflex                                                1,100              61

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Terex*                                                  4,994      $      219
   Textron                                                 1,000              84
   Thomas & Betts* (B)                                     4,600             208
   Timken                                                 11,668             374
   Toro                                                      300              12
   Trinity Industries                                      3,600             120
   Tyco International                                      9,489             248
   UAL*                                                    4,075             102
   Union Pacific                                           4,448             357
   United Parcel Service, Cl B                            16,838           1,179
   United Rentals*                                         1,231              27
   United Technologies                                     1,900             119
   US Airways Group*                                         200               8
   US Xpress Enterprises, Cl A*                              600              12
   Waste Management                                        1,900              65
   WESCO International*                                    1,314              77
   WW Grainger                                             1,100              73
   YRC Worldwide*                                          1,200              44
                                                                      ----------
                                                                          17,743
                                                                      ----------
INFORMATION TECHNOLOGY -- 16.0%
   Acxiom (B)                                              5,200             126
   ADC Telecommunications*                                 1,500              20
   Adobe Systems*                                          1,100              36
   Advanced Energy Industries*                             1,900              27
   Affiliated Computer Services, Cl A*                       300              15
   Agere Systems*                                         17,991             274
   Agilent Technologies* (B)                               5,500             177
   Akamai Technologies*                                    1,300              51
   Alliance Data Systems*                                    900              45
   Amphenol, Cl A                                            300              17
   Analog Devices                                          3,300             101
   Anixter International                                   1,500              82
   Apple Computer*                                         1,200              81
   Applied Materials (B)                                  16,500             279
   Arrow Electronics* (B)                                 18,813             525
   Atmel* (B)                                             28,100             162
   ATMI*                                                   1,800              52
   Autodesk*                                                 400              14
   Automatic Data Processing                               1,600              76
   Avaya*                                                  2,500              26
   Avnet*                                                 13,322             261
   Avocent*                                                  500              15
   BEA Systems*                                            1,200              16
   BMC Software* (B)                                      10,200             272
   Broadcom, Cl A*                                           900              27
   Cadence Design Systems* (B)                            11,500             189
   CDW                                                       600              35
   Ceridian*                                               2,800              67
   CheckFree*                                              2,686              96
   Cisco Systems* (B)                                     39,100             860
   Citrix Systems*                                         1,490              46
   Cognizant Technology Solutions, Cl A*                     300              21
   Coherent*                                                 400              15
   Computer Sciences*                                      7,148             339
   Convergys*                                              5,900             123
   Corning*                                                  200               4
   Dell* (B)                                              16,592             374
   DST Systems*                                            2,600             153
   eBay*                                                  40,800           1,137
   Electronic Data Systems                                20,229             482
   EMC*                                                    6,700              78
   Factset Research Systems                                  200               9
   Fair Isaac                                              3,000             105
   Fairchild Semiconductor International*                    100               2
   Fidelity National Information Services                  1,500              55

--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Diversified Alpha Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
   First Data                                             23,000      $      988
   Fiserv* (B)                                             7,900             349
   Freescale Semiconductor, Cl B*                         10,800             334
   Global Payments                                         1,800              68
   Google, Cl A*                                           2,854           1,080
   Harris                                                  2,000              88
   Hewlett-Packard (B)                                    49,241           1,800
   Informatica*                                            7,200             105
   Ingram Micro, Cl A*                                    16,196             292
   Integrated Device Technology*                             900              16
   Intel                                                  11,400             223
   International Business Machines (B)                    21,837           1,768
   Intersil, Cl A                                          1,100              28
   Intuit* (B)                                            37,000           1,118
   Iron Mountain*                                          1,500              61
   Itron*                                                  1,000              56
   Jabil Circuit                                           1,249              34
   Kla-Tencor                                                100               4
   Lam Research*                                           4,100             175
   Lexmark International, Cl A* (B)                        5,600             314
   Linear Technology                                       1,200              41
   Mastercard, Cl A*                                       2,600             145
   McAfee*                                                 5,800             132
   MEMC Electronic Materials* (B)                          5,100             197
   Mettler Toledo International*                             600              37
   Micrel*                                                 3,200              32
   Microchip Technology                                      100               3
   Micron Technology*                                      2,300              40
   Microsoft (B)                                          69,838           1,794
   MicroStrategy, Cl A* (B)                                1,800             164
   Molex                                                   1,500              55
   MoneyGram International                                 1,500              47
   Motorola (B)                                           20,959             490
   National Instruments                                      700              19
   National Semiconductor                                    200               5
   NAVTEQ*                                                13,000             345
   NCR*                                                    5,089             177
   Network Appliance*                                      1,200              41
   Novellus Systems*                                       4,000             112
   Nvidia*                                                   200               6
   Omnivision Technologies*                                7,700             128
   Online Resources*                                       1,300              14
   Oracle*                                                11,000             172
   Parametric Technology*                                  3,524              57
   Paychex                                                22,300             801
   Perficient*                                               700               9
   QLogic*                                                10,200             187
   Qualcomm (B)                                           45,100           1,699
   Red Hat*                                                1,900              44
   Redback Networks*                                       2,300              43
   Reynolds & Reynolds, Cl A                                 500              19
   Sabre Holdings, Cl A                                    4,100              90
   SanDisk*                                               17,000           1,002
   Seagate Technology                                     39,500             879
   Semtech*                                                  600               8
   SonicWALL*                                              1,900              20
   Sybase*                                                   400               9
   Symantec*                                               1,000              19
   Symbol Technologies                                       600               7
   Synopsys* (B)                                          15,100             286
   Tech Data*                                              9,202             321
   Tektronix                                               1,600              45
   Teradyne*                                               3,000              42
   Texas Instruments (B)                                  25,392             828
   VeriSign*                                               2,000              40
   Vishay Intertechnology*                                10,200             143
   Websense*                                               3,100              64
   Western Digital*                                        8,790             161

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Xerox*                                                  8,100      $      120
   Xilinx                                                  6,500             149
   Yahoo!*                                                   300               9
                                                                      ----------
                                                                          27,165
                                                                      ----------
MATERIALS -- 3.5%
   Air Products & Chemicals                                  100               7
   Airgas                                                    600              22
   Albemarle                                                 500              27
   Alcoa (B)                                              10,090             288
   Allegheny Technologies                                    905              52
   Ball                                                      200               8
   Bemis                                                   1,000              32
   Cabot                                                     600              20
   Carpenter Technology                                      200              19
   Celanese, Ser A                                        11,868             219
   Commercial Metals                                         500              11
   Crown Holdings*                                           149               3
   Cytec Industries                                          700              37
   Dow Chemical (B)                                        5,200             198
   E.I. du Pont de Nemours                                   200               8
   Eagle Materials (B)                                     5,400             194
   Ecolab                                                  1,600              71
   Freeport-McMoRan Copper & Gold, Cl B                    1,800             105
   Hercules*                                               7,380             115
   Huntsman*                                              18,563             335
   International Flavors & Fragrances                        300              12
   International Paper                                     1,000              35
   Lubrizol                                                  300              13
   Lyondell Chemical                                      13,006             338
   Martin Marietta Materials                               2,700             222
   Monsanto                                                  100               5
   Nalco Holding*                                          2,047              38
   Newmont Mining (B)                                      6,020             309
   Nucor (B)                                               5,266             257
   OM Group*                                               3,600             144
   Owens-Illinois*                                         1,559              24
   Packaging of America                                      100               2
   Pactiv*                                                 9,943             266
   Phelps Dodge (B)                                        2,900             260
   Praxair                                                14,700             844
   Reliance Steel & Aluminum                               4,530             148
   Rohm & Haas                                               700              31
   RPM International                                         300               6
   Scotts Miracle-Gro, Cl A                                  600              26
   Sealed Air                                                300              16
   Sigma-Aldrich                                             100               7
   Smurfit-Stone Container*                                2,800              32
   Sonoco Products                                         1,000              33
   Steel Dynamics                                          3,200             169
   Temple-Inland                                           4,100             183
   Titanium Metals*                                          200               5
   United States Steel                                     4,958             288
   Vulcan Materials                                        5,403             425
   Wheeling-Pittsburgh*                                      400               7
                                                                      ----------
                                                                           5,916
                                                                      ----------
TELECOMMUNICATION SERVICES -- 2.2%
   Alltel (B)                                              4,400             238
   American Tower, Cl A*                                     700              25
   AT&T (B)                                               22,003             685
   BellSouth                                               7,421             302
   CenturyTel (B)                                          6,000             239
   Citizens Communications                                14,400             199
   Crown Castle International*                             1,800              62

--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Diversified Alpha Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Embarq*                                                 1,214      $       57
   Leap Wireless International*                              200               9
   NeuStar, Cl A*                                            100               3
   NII Holdings*                                             100               5
   Qwest Communications International* (B)                16,455             145
   SBA Communications, Cl A*                                 100               3
   Sprint Nextel (B)                                      24,182             409
   Telephone & Data Systems                                4,447             189
   US Cellular*                                            7,098             425
   Verizon Communications (B)                             18,300             644
   Windstream                                              3,568              47
                                                                      ----------
                                                                           3,686
                                                                      ----------
UTILITIES -- 2.1%
   AES*                                                    3,426              73
   Allegheny Energy*                                         300              13
   Alliant Energy                                            500              18
   Ameren                                                    100               5
   American Electric Power                                 4,400             161
   Aqua America                                              500              12
   CenterPoint Energy                                        686              10
   CMS Energy*                                               851              12
   Consolidated Edison                                       400              18
   Constellation Energy Group                                804              48
   Dominion Resources                                      1,124              90
   DPL                                                     7,430             207
   DTE Energy                                              1,700              71
   Duke Energy                                               224               7
   Edison International (B)                               16,713             729
   Energen                                                 3,891             170
   Energy East                                               400              10
   Entergy                                                 1,200              93
   Equitable Resources                                       400              15
   Exelon                                                    700              43
   FirstEnergy (B)                                         6,700             382
   FPL Group                                                 100               4
   Great Plains Energy                                       100               3
   Hawaiian Electric Industries                              200               5
   KeySpan                                                   400              16
   MDU Resources Group                                     2,750              67
   Mirant*                                                   500              14
   National Fuel Gas                                       2,800             107
   Nicor                                                     877              38
   Northeast Utilities                                       300               7
   NRG Energy*                                             2,700             137
   OGE Energy                                                188               7
   Pepco Holdings                                            400              10
   PG&E (B)                                                6,100             256
   PPL                                                       100               4
   Public Service Enterprise Group                         1,476             103
   Puget Energy                                              100               2
   Questar                                                   400              35
   SCANA                                                     100               4
   Sempra Energy                                           4,100             204
   Sierra Pacific Resources*                                 200               3
   Southern                                                  600              21
   Southern Union                                          1,700              47
   TXU (B)                                                 3,800             252
   UGI                                                     2,300              57
   WPS Resources                                             200              10
   Xcel Energy                                             3,272              68
                                                                      ----------
                                                                           3,668
                                                                      ----------
Total Common Stock
   (Cost $153,387) ($ Thousands)                                         154,377
                                                                      ----------

--------------------------------------------------------------------------------
                                              Shares/Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

CASH EQUIVALENT -- 8.1%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 5.330%**++               13,767,252      $   13,767
                                                                      ----------
Total Cash Equivalent
   (Cost $13,767) ($ Thousands)                                           13,767
                                                                      ----------

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 5.8%
   FNMA
     5.500%, 01/01/21                                    $   987             983
     5.500%, 02/01/21                                        973             969
     5.500%, 04/01/21                                        199             199
     5.500%, 04/01/21                                        996             992
     5.500%, 06/01/21                                      1,887           1,880
   FNMA (D)
     5.581%, 05/01/36                                        296             297
   FNMA TBA
     5.500%, 09/01/33                                      3,400           3,336
   GNMA (D)
     5.000%, 08/20/36                                        250             251
     4.500%, 01/20/34                                        506             502
     4.500%, 12/20/35                                        229             228
     4.500%, 01/20/36                                        237             236
                                                                      ----------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $9,773) ($ Thousands)                                             9,873
                                                                      ----------

ASSET-BACKED SECURITIES -- 4.2%
MORTGAGE RELATED SECURITIES -- 4.2%
   Ace Securities, Ser 2003-OP1, Cl M1 (D)
     6.024%, 12/25/33                                        250             251
   American Home Mortgage Investment
     Trust, Ser 2006-1, Cl 2A3 (D)
     5.277%, 12/25/35                                        290             287
   Argent Securities, Ser 2003-W9, Cl M1 (D)
     6.014%, 03/25/34                                        250             251
   Asset-Backed Securities Home Equity,
     Ser 2003-HE5, Cl M2 (D)
     7.230%, 09/15/33                                        35              36
   Asset-Backed Securities Home Equity,
     Ser 2003-HE7, Cl M2 (D)
     7.080%, 12/15/33                                        25              26
   Bear Stearns Asset-Backed
     Securities, Ser 2006-PC1N, Cl A1 (E)
     5.500%, 12/25/35                                        22              22
   Countrywide Alternative Loan Trust,
     Ser 2005-69, Cl M3 (D)
     6.474%, 12/25/35                                        30              30
   Countrywide Asset-Backed
     Certificates, Ser 2005-7, Cl MV8 (D)
     6.774%, 11/25/35                                        50              51
   Countrywide Asset-Backed
     Certificates, Ser 2006-S1, Cl A2
     5.549%, 08/25/21                                        267             266
   Countrywide Home Equity Loan Trust,
     Ser 2006-D, Cl 2A (D)
     5.530%, 05/15/36                                        261             261

--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Diversified Alpha Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                     Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Countrywide Home Loans,
     Ser 2006-OA5, Cl 1M4 (D)
     6.374%, 04/25/46                                  $      50      $       50
   DSLA Mortgage Loan Trust,
     Ser 2006-AR1, Cl M4 (D)
     6.065%, 03/30/36                                         49              49
   DSLA Mortgage Loan Trust,
     Ser 2006-AR1, Cl M5 (D)
     6.135%, 03/30/36                                         30              30
   DSLA Mortgage Loan Trust,
     Ser 2006-AR1, Cl M7 (D)
     7.075%, 03/30/36                                         30              30
   DSLA Mortgage Loan Trust,
     Ser 2006-AR2, Cl M4 (D)
     0.000%, 09/19/36                                         60              60
   FBR Securitization Trust,
     Ser 2005-4, Cl M11 (D)
     7.324%, 10/25/35                                         25              24
   First Franklin Mortgage Loan,
     Ser 2003-FF5, Cl M6 (D)
     8.824%, 03/25/34                                         40              40
   First Franklin Mortgage Loan,
     Ser 2005-FF4, Cl 2A3 (D)
     5.544%, 05/25/35                                        200             200
   GMAC Mortgage Loan Trust,
     Ser 2006-HE1, Cl A (D)
     5.534%, 11/25/36                                        500             500
   GS Mortgage Securities,
     Ser 2006-GG6, Cl AM (D)
     5.622%, 04/10/38                                        500             504
   GSAA Home Equity Trust,
     Ser 2006-3N, Cl N1 (E)
     5.750%, 03/25/36                                         16              16
   Hasco NIM Trust, Ser 2006-OP2A, Cl A (E)
     5.856%, 01/26/36                                         33              33
   Holmes Financing, Ser 10A, Cl 1C
     5.738%, 07/15/40                                        100             100
   Home Equity Asset Trust,
     Ser 2003-4, Cl M2 (D)
     7.224%, 10/25/33                                         50              50
   Home Equity Asset Trust,
     Ser 2005-9N, Cl A (E)
     6.500%, 05/27/36                                         44              44
   Home Equity Asset Trust,
     Ser 2006-1N, Cl 1A (E)
     6.500%, 05/27/36                                         28              28
   IMPAC CMB Trust, Ser 2004-10,
     Cl 4M1 (D)
     5.924%, 03/25/35                                         55              55
   IMPAC NIM Trust, Ser 2006-1,
     Cl N (E)
     6.000%, 03/25/36                                         18              18
   Indymac Index Mortgage Loan Trust,
     Ser 2006-AR2, Cl M1 (D)
     5.774%, 04/25/46                                        250             251
   Indymac Index Mortgage Loan Trust,
     Ser 2006-AR2, Cl M6 (D)
     7.074%, 04/25/46                                         42              43
   Indymac Index Mortgage Loan Trust,
     Ser 2006-AR2, Cl M9 (D)
     7.074%, 04/25/46                                         50              43
   Indymac Index Mortgage Loan Trust,
     Ser 2006-AR4, Cl M4 (D)
     6.024%, 05/25/46                                         30              30

--------------------------------------------------------------------------------
                                                     Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Indymac Index Mortgage Loan Trust,
     Ser 2006-AR6, Cl M7 (D)
     6.874%, 04/25/36                                  $      40      $       40
   Indymac Index Mortgage Loan Trust,
     Ser 2006-AR8, Cl M5 (D)
     5.874%, 07/25/46                                         50              50
   Lehman XS Trust, Ser 2005-5N, M3 (D)
     6.324%, 11/25/35                                         70              71
   Lehman XS Trust, Ser 2005-7N, Cl M3II
     6.474%, 12/25/35                                         50              51
   Lehman XS Trust, Ser 2006-10N, Cl 1M5 (D)
     5.854%, 07/25/46                                         48              48
   Lehman XS Trust, Ser 2006-11, Cl M10 (D)
     7.324%, 06/25/46                                         35              30
   Lehman XS Trust, Ser 2006-12N, Cl M4 (D)
     5.874%, 08/25/46                                         45              45
   Lehman XS Trust, Ser 2006-12N, Cl M5 (D)
     5.924%, 08/25/46                                         25              25
   Long Beach Asset Holdings,
     Ser 2006-2, Cl N1 (E)
     5.780%, 04/25/46                                         20              20
   Master Asset-Backed Securities
     Trust, Ser 2002-OPT1, Cl M1 (D)
     6.474%, 11/25/32                                        142             142
   Master Asset-Backed Securities
     Trust, Ser 2006-AB1, Cl A1 (D)
     5.464%, 02/25/36                                        216             217
   Merrill Lynch Mortgage Investors,
     Ser 2005-A8, Cl A1B1 (D)
     5.250%, 08/25/36                                        320             317
   Morgan Stanley Capital I,
     Ser 2003-NC10, Cl M2 (D)
     7.124%, 10/25/33                                         25              25
   Morgan Stanley Dean Witter Capital I,
     Ser 2002-AM3, Cl M1 (D)
     6.274%, 02/25/33                                        500             502
   National Collegiate Student Loan
     Trust, Ser 2004-2, Cl C (D)
     6.124%, 12/26/33                                        250             257
   New Century Home Equity Loan Trust,
     Ser 2003-B, Cl M1 (D)
     5.974%, 09/25/33                                        100             101
   New Century Home Equity Loan Trust,
     Ser 2005-A, Cl A2 (F)
     4.461%, 08/25/35                                        245             243
   Option One Mortgage Loan NIM Trust,
     Ser 2003-5, Cl M1 (D)
     5.974%, 08/25/33                                        100             100
   Residential Asset Securitization
     Trust, Ser 2004-IP2, Cl 3A1 (D)
     5.275%, 12/25/34                                        458             457
   Resmae Mortgage Loan Trust,
     Ser 2006-1, Cl A2A (D) (E)
     5.424%, 02/25/36                                        205             205
   Resmae Mortgage Loan Trust,
     Ser 2006-1, Cl A2B (D) (E)
     5.474%, 02/25/36                                        100             100
   SB Finance NIM Trust,
     Ser 2005-HE3, Cl N1 (E)
     4.750%, 09/25/35                                         26              26

--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Diversified Alpha Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                     Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   SB Finance NIM Trust,
     Ser 2006-KS4N, Cl N1 (E)
     7.500%, 06/25/36                                  $      22      $       22
   Sail NIM Notes, Ser 2006-BC1A, Cl A (E)
     7.000%, 03/27/36                                         45              45
   Terwin Mortgage Trust,
     Ser 2006-2HGS, Cl B1 (D) (E)
     6.104%, 03/25/37                                         35              35
   Terwin Mortgage Trust, Ser 2006-6, Cl A1 (D)
     4.500%, 07/25/37                                        244             241
                                                                      ----------
Total Asset-Backed Securities
   (Cost $7,085) ($ Thousands)                                             7,094
                                                                      ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.4%
   FHLMC DN (A) (C)
     5.250%, 01/16/07                                        500             491
     5.250%, 02/06/07                                      1,150           1,124
   FNMA CMO STRIPS, Ser 360, Cl 2, IO
     5.000%, 08/01/35                                      2,774             687
                                                                      ----------
Total U.S. Government Agency Obligations
   (Cost $2,330) ($ Thousands)                                             2,302
                                                                      ----------

U.S. TREASURY OBLIGATIONS -- 0.7%
   U.S. Treasury Bills (A)
     4.990%, 11/24/06                                        350             346
   U.S. Treasury Inflation Index Notes (TIPS)
     2.375%, 04/15/11                                        919             923
                                                                      ----------
Total U.S. Treasury Obligations
   (Cost $1,268) ($ Thousands)                                             1,269
                                                                      ----------

CORPORATE OBLIGATIONS -- 0.6%

CONSUMER DISCRETIONARY -- 0.1%
   COX Communications
     4.625%, 06/01/13                                         40              37
   Comcast
     5.300%, 01/15/14                                         50              48
   Gannett
     5.750%, 06/01/11                                         15              15
   Omnicon Group
     5.900%, 04/15/16                                         20              20
   Time Warner
     6.875%, 05/01/12                                         40              42
                                                                      ----------
                                                                             162
                                                                      ----------
ENERGY -- 0.0%
   Kinder Morgan Energy Partners
     5.000%, 12/15/13                                         40              38
                                                                      ----------
FINANCIALS -- 0.3%
   Cit Group
     5.000%, 02/13/14                                         55              53
   Credit Suisse First Boston
     6.500%, 01/15/12                                         25              26
   Genworth Financial
     5.750%, 06/15/14                                         40              40
   Goldman Sachs Group
     5.500%, 11/15/14                                         80              79

--------------------------------------------------------------------------------
                                                     Face Amount    Market Value
Description                                 ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Household Finance
     6.375%, 10/15/11                                  $      40      $       42
   Istar Financial, Ser 1 +
     5.875%, 03/15/16                                         25              25
   JPMorgan Chase
     5.125%, 09/15/14                                         40              39
   Lehman Brothers MTN
     5.500%, 04/04/16                                         40              39
   Morgan Stanley
     4.750%, 04/01/14                                         40              38
   Residential Capital
     6.500%, 04/17/13                                         75              76
   Simon Property Group
     5.750%, 12/01/15                                         25              25
     5.600%, 09/01/11                                         35              35
   Wachovia
     4.875%, 02/15/14                                         25              24
                                                                      ----------
                                                                             541
                                                                      ----------
HEALTH CARE -- 0.1%
   Aetna
     5.750%, 06/15/11                                         40              40
   Teva Pharmaceutical Finance LLC
     5.550%, 02/01/16                                         40              39
   Wellpoint
     6.800%, 08/01/12                                         25              27
                                                                      ----------
                                                                             106
                                                                      ----------
INDUSTRIALS -- 0.0%
   Harrahs Operating
     5.500%, 07/01/10                                         40              40
   Lafarge
     6.150%, 07/15/11                                         25              25
                                                                      ----------
                                                                              65
                                                                      ----------
TELECOMMUNICATION SERVICES -- 0.0%
   Embarq
     6.738%, 06/01/13                                         40              41
                                                                      ----------
UTILITIES -- 0.1%
   Dominion Resources
     4.750%, 12/15/10                                         25              24
   Exelon Generation LLC
     6.950%, 06/15/11                                         40              42
                                                                      ----------
                                                                              66
                                                                      ----------
Total Corporate Obligations
   (Cost $997) ($ Thousands)                                               1,019
                                                                      ----------

FOREIGN COMMON STOCK -- 0.6%

   BCE                                                     3,202              80
   Bell Aliant Regional Communications
      Income Fund*                                           254               8
   Canadian National Railway                               4,800             205
   EnCana (B)                                              4,300             227
   IPSCO                                                   1,200             111
   Methanex                                                3,700              89
   Petro-Canada                                            1,800              77
   Rogers Communications, Cl B                             1,700              88
   Shaw Communications, Cl B                               6,800             204
                                                                      ----------
Total Foreign Common Stock
   (Cost $1,019) ($ Thousands)                                             1,089
                                                                      ----------

--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Diversified Alpha Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                   Contracts/Shares     ($ Thousands)
--------------------------------------------------------------------------------
PURCHASED OPTION -- 0.0%

   90 Day Euro Futures Put, Expires
      10/14/06, Strike Price: $94.375                        6        $      --
                                                                      ---------
Total Purchased Option
   (Cost $--) ($ Thousands)                                                  --
                                                                      ---------

Total Investments -- 112.1%
   (Cost $189,626) ($ Thousands)@                                     $ 190,790
                                                                      =========

WRITTEN OPTION -- 0.0%

   October 2006 1-Year Euro Future
      Put, Expires 10/14/06, Strike
      Price: $94.50                                         (6)              --
                                                                      ---------
Total Written Option
   (Premiums Received $--) ($ Thousands)                                     --
                                                                      ---------

COMMON STOCK SOLD SHORT -- (9.8)%

CONSUMER DISCRETIONARY -- (3.1)%
   Amazon.com*                                          (9,100)            (280)
   Boyd Gaming                                          (1,900)             (69)
   CBS, Cl B                                            (3,033)             (87)
   Clear Channel Outdoor Holdings, Cl A*                  (700)             (14)
   Discovery Holding, Cl A*                            (52,300)            (733)
   Dreamworks Animation SKG, Cl A*                      (1,154)             (24)
   Eastman Kodak                                        (5,500)            (117)
   Four Seasons Hotels                                  (2,500)            (158)
   Gentex                                              (37,318)            (540)
   Hearst-Argyle Television                             (5,262)            (120)
   Hilton Hotels                                        (1,800)             (46)
   International Game Technology                        (3,200)            (124)
   International Speedway, Cl A                         (1,490)             (72)
   Interpublic Group                                   (16,700)            (153)
   Laureate Education*                                  (3,800)            (182)
   Lennar, Cl A                                         (2,600)            (117)
   Liberty Media Holding-Capital, Ser A*                (2,963)            (256)
   MDC Holdings                                         (1,772)             (76)
   NTL                                                  (7,084)            (188)
   O'Reilly Automotive*                                 (4,900)            (145)
   OSI Restaurant Partners                              (4,000)            (124)
   Quiksilver*                                         (11,300)            (158)
   RH Donnelley                                         (3,694)            (201)
   Scientific Games, Cl A*                              (7,300)            (212)
   Sirius Satellite Radio*                              (8,948)             (37)
   Tiffany                                              (1,156)             (37)
   Urban Outfitters*                                   (16,600)            (260)
   Wendy's International                                (2,200)            (141)
   Wynn Resorts*                                        (2,017)            (156)
   XM Satellite Radio, Cl A*                           (31,031)            (402)
                                                                      ---------
                                                                         (5,229)
                                                                      ---------
CONSUMER STAPLES -- (0.0)%
   Hansen Natural*                                        (293)              (8)
   J.M. Smucker                                           (387)             (19)
                                                                      ---------
                                                                            (27)
                                                                      ---------
ENERGY -- (1.1)%
   Cheniere Energy*                                     (4,000)            (132)
   Dresser-Rand Group*                                  (7,300)            (149)
   Foundation Coal Holdings                             (1,200)             (43)
   Massey Energy                                        (6,300)            (159)

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                             Shares     ($ Thousands)
--------------------------------------------------------------------------------
   Oceaneering International*                             (838)       $     (30)
   Overseas Shipholding Group                           (3,386)            (226)
   Pioneer Natural Resources                              (531)             (22)
   Plains Exploration & Production*                     (2,247)             (99)
   Quicksilver Resources*                               (7,117)            (268)
   Rowan                                                (1,200)             (41)
   Southwestern Energy                                  (9,500)            (326)
   Tetra Technologies*                                  (5,200)            (145)
   Todco*                                               (4,100)            (152)
                                                                      ---------
                                                                         (1,792)
                                                                      ---------
FINANCIALS -- (1.3)%
   Alleghany*                                              (87)             (24)
   American Capital Strategies                         (10,187)            (394)
   Arthur J. Gallegher                                  (6,800)            (182)
   Astoria Financial                                      (900)             (28)
   Commerce Bancorp                                     (5,000)            (166)
   Equity Residential+                                    (300)             (15)
   Health Care+                                           (970)             (39)
   Hudson City Bancorp                                 (32,715)            (427)
   Legg Mason                                             (600)             (55)
   New York Community Bancorp                           (2,492)             (41)
   Peoples Bank                                         (5,300)            (191)
   Popular                                              (9,700)            (185)
   St. Joe                                              (3,900)            (199)
   T Rowe Price Group                                   (1,700)             (75)
   Valley National Bancorp                              (4,000)            (103)
   Vornado Realty Trust+                                  (600)             (64)
                                                                      ---------
                                                                         (2,188)
                                                                      ---------
HEALTH CARE -- (1.3)%
   Affymetrix*                                          (6,600)            (141)
   Allergan                                             (1,857)            (213)
   Amylin Pharmaceticals*                               (8,921)            (404)
   Bausch & Lomb                                        (4,692)            (227)
   Brookdale Senior Living                                 (61)              (3)
   Cooper                                               (3,000)            (150)
   Davita*                                              (2,800)            (164)
   Endo Pharmaceutical Holdings*                        (4,800)            (159)
   Omnicare                                             (1,500)             (68)
   Patterson*                                           (2,100)             (65)
   PDL BioPharma*                                       (6,319)            (124)
   St Jude Medical*                                     (3,457)            (126)
   Vertex Pharmaceuticals*                              (7,500)            (258)
   Zimmer Holdings                                      (1,300)             (88)
                                                                      ---------
                                                                         (2,190)
                                                                      ---------
INDUSTRIALS -- (0.8)%
   American Power Conversion                            (6,200)            (109)
   CH Robinson Worldwide                                (1,900)             (87)
   Chicago Bridge & Iron-New York Shares                (7,000)            (189)
   Copart*                                                (216)              (6)
   Corporate Executive Board                            (1,616)            (142)
   DRS Technologies                                     (2,262)             (93)
   Fastenal                                             (1,900)             (70)
   Pall                                                (10,700)            (291)
   Southwest Airlines                                  (12,019)            (208)
   UTI Worldwide                                        (6,100)            (141)
   Walter Industries                                    (2,100)            (116)
                                                                      ---------
                                                                         (1,452)
                                                                      ---------
INFORMATION TECHNOLOGY -- (2.0)%
   Activision*                                         (13,500)            (174)
   Adobe Systems                                        (3,600)            (117)

--------------------------------------------------------------------------------


        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Diversified Alpha Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                              Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Advanced Micro Devices*                              (5,900)       $    (148)
   Alliance Data Systems*                               (2,500)            (126)
   Apple Computer*                                        (700)             (48)
   Autodesk                                             (1,900)             (66)
   Avid Technology*                                     (4,000)            (159)
   Broadcom, Cl A*                                        (800)             (24)
   CACI International, Cl A*                            (2,900)            (154)
   Ciena*                                              (19,026)             (75)
   Citrix Systems*                                        (300)              (9)
   Dolby Laboratories, Cl A*                            (1,576)             (34)
   F5 Networks*                                         (2,528)            (127)
   Fair Isaac                                           (1,383)             (49)
   Integrated Device Technology*                        (2,118)             (36)
   JDS Uniphase*                                       (32,494)             (74)
   Juniper Networks*                                   (14,934)            (219)
   Linear Technology                                    (4,277)            (145)
   Micron Technology                                    (7,800)            (135)
   NAVTEQ*                                              (5,400)            (143)
   Novell*                                             (13,500)             (90)
   PMC - Sierra*                                       (36,823)            (252)
   Rambus*                                              (9,500)            (151)
   Red Hat*                                             (4,176)             (97)
   Salesforce.com*                                      (6,279)            (216)
   SanDisk*                                             (1,100)             (65)
   Silicon Laboratories*                                (3,958)            (140)
   Symantec*                                            (4,211)             (78)
   Symbol Technologies                                  (5,800)             (70)
   Teradyne*                                            (3,357)             (47)
   Unisys*                                             (22,500)            (120)
                                                                      ---------
                                                                         (3,388)
                                                                      ---------
MATERIALS -- (0.1)%
   Aptargroup                                           (1,200)             (62)
   Freeport-McMoRan Copper & Gold, Cl B                   (800)             (46)
   Louisiana-Pacific                                    (8,528)            (167)
   Sigma-Aldrich                                          (100)              (7)
                                                                      ---------
                                                                           (282)
                                                                      ---------
TELECOMMUNICATION SERVICES -- (0.1)%
   CenturyTel                                           (2,672)            (106)
   Crown Castle International*                          (1,143)             (39)
   NeuStar, Cl A*                                       (1,600)             (45)
   SBA Communications*                                    (752)             (19)
                                                                      ---------
                                                                           (209)
                                                                      ---------
Total Common Stock Sold Short
   (Proceeds $(17,247)) ($ Thousands)                                   (16,757)
                                                                      ---------

FOREIGN COMMON STOCK SOLD SHORT -- (0.4)%
   Cameco                                               (4,400)            (180)
   Enbridge                                             (6,000)            (198)
   Ivanhoe Mines*                                      (23,400)            (147)
   Potash Corp of Saskatchewan                          (1,100)            (108)
   Qiagen*                                              (6,800)             (98)
                                                                      ---------
Total Foreign Common Stock Sold Short
   (Proceeds $(755)) ($ Thousands)                                         (731)
                                                                      ---------

Futures -- A summary of the open futures contracts held by the Fund at August 31, 2006, is as follows:

                                                                      UNREALIZED
                                                                    APPRECIATION
                                 NUMBER OF     EXPIRATION         (DEPRECIATION)
     TYPE OF CONTRACT            CONTRACTS           DATE          ($ THOUSANDS)
--------------------------------------------------------------------------------

90-Day Euro$                           (7)       Mar-2010             $      (1)
90-Day Euro$                           (5)       Mar-2011                    --
90-Day Euro$                           (7)       Mar-2007                     2
90-Day Euro$                           (7)       Mar-2008                    (3)
90-Day Euro$                           (7)       Mar-2009                    (2)
90-Day Euro$                           (7)       Jun-2010                    --
90-Day Euro$                           (5)       Jun-2007                    (5)
90-Day Euro$                           (7)       Jun-2008                    (2)
90-Day Euro$                           (7)       Jun-2009                    (1)
90-Day Euro$                           (7)       Sep-2010                    --
90-Day Euro$                          (10)       Sep-2006                     3
90-Day Euro$                           (4)       Sep-2007                     1
90-Day Euro$                           (7)       Sep-2008                    (2)
90-Day Euro$                           (7)       Sep-2009                    (1)
90-Day Euro$                           (7)       Dec-2010                    --
90-Day Euro$                           40        Dec-2006                    (7)
90-Day Euro$                           (7)       Dec-2007                    (2)
90-Day Euro$                           (7)       Dec-2008                    (2)
90-Day Euro$                           (7)       Dec-2009                    (1)
Euro-Bund                              (4)       Sep-2006                    (6)
S&P 500 Composite
   Index                               21        Sep-2006                   130
S&P 500 Composite
   Index                               68        Dec-2006                   155
S&P 500 Composite
   Index                                7        Sep-2006                    16
U.S. 10-Year Note                       1        Sep-2006                     1
U.S. 10-Year Note                       1        Dec-2006                    --
U.S. 2-Year Note                        6        Dec-2006                     2
U.S. 5-Year Note                      (10)       Dec-2006                    (3)
U.S. Long Treasury
   Bond                                 3        Sep-2006                    12
U.S. Long Treasury
   Bond                                 1        Dec-2006                     1
                                                                      ---------
                                                                      $     285
                                                                      =========

--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Diversified Alpha Fund
August 31, 2006

Swaps -- A summary of the outstanding Total Return Swap agreements held by the Fund at August 31, 2006, is as follows:

                                                                                                    Unrealized
                                                            Expiration    Notional Amount          Deprecation
Description                                                       Date      ($ Thousands)        ($ Thousands)
--------------------------------------------------------------------------------------------------------------
Fund receives payment on the monthly reset spread
from Banc of America - CMBS AAA 10YR Index plus 5
basis points times the notional amount. Fund
receives payment if the return on the spread
appreciates over the payment period, and pays if
the return on the spread depreciates over the
payment period. (Counterparty: Bank of America)               10/01/06             $6,000                $ (7)

Fund receives payment on the monthly reset spread
from Banc of America - CMBS AAA 10Yr Index times
the notional amount. Fund receives payment if the
return on the spread appreciates over the payment
period, and pays if the return on the spread
depreciates over the payment period. (Counterparty:
Bank of America)                                              02/28/07              5,000                  (6)

Fund receives payment on the monthly reset spread
from Banc of America - CMBS AAA 10YR Index plus 25
basis points times the notional amount. Fund
receives payment if the return on the spread
appreciates over the payment period, and pays if
the return on the spread depreciates over the
payment period. (Counterparty: Bank of America)               10/31/06              1,000                  (1)
                                                                                                    ---------
                                                                                                         $(14)
                                                                                                    =========

Percentages are based on Net Assets of $170,167 ($ Thousands).

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of August 31, 2006.

+     Real Estate Investment Trust.

++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts and written options. The rate reported is the effective yield at time of purchase.

(B) All or a portion of this security is held as collateral for securities sold short. The total value of collateral for securities sold short at August 31, 2006 was $49,668 ($ Thousands).

(C) Zero Coupon Bond -- The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(D) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2006.

(E) This security was sold within the terms of private placement memorandum, exempt from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Boar of Trustees.

(F) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on August 31, 2006. The coupon on a step bond changes on a specified date.

Cl -- Class
CMBS -- Collateralized Mortgage-Backed Security
CMO -- Collateralized Mortgage Obligation
DN -- Discount Note
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only
LLC -- Limited Liability Company
MTN -- Medium Term Note
NIM -- Net Interest Margin
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities TBA -- To Be Announced
TIPS -- Treasury Inflated Protection Securities
Amounts designated as "--" are zero or have been rounded to zero.

@ At August 31, 2006, the tax basis cost of the Fund's investments was $189,626 ($ Thousands), and the unrealized appreciation and depreciation were $6,298 ($ Thousands) and $(5,134) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Index Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK  -- 97.7%

CONSUMER DISCRETIONARY -- 10.4%
  Abercrombie & Fitch, Cl A                                2,602     $       168
  Advance Auto Parts                                       3,308             100
  Amazon.com (B)*                                          8,889             274
  American Eagle Outfitters                                3,114             120
  AnnTaylor Stores*                                        1,847              73
  Apollo Group, Cl A (B)*                                  3,664             184
  Autoliv                                                  2,218             125
  Autonation*                                              4,132              80
  Autozone*                                                1,407             127
  Barnes & Noble                                           1,138              41
  Beazer Homes USA                                         1,037              42
  Bed Bath & Beyond*                                       7,915             267
  Best Buy (B)                                            10,647             500
  Black & Decker                                           2,068             152
  BorgWarner                                               1,441              82
  Boyd Gaming                                              1,051              38
  Brinker International                                    2,022              78
  Brunswick                                                3,033              87
  Cablevision Systems, Cl A*                               6,042             141
  Career Education (B)*                                    3,159              60
  Carmax*                                                  2,680             101
  CBS, Cl B                                               17,769             507
  Centex                                                   3,056             156
  Cheesecake Factory*                                      2,046              51
  Chico's FAS (B)*                                         5,316              98
  Choice Hotels International                                884              33
  Circuit City Stores                                      4,985             118
  Claire's Stores                                          2,327              64
  Clear Channel Communications                            13,135             381
  Clear Channel Outdoor Holdings, Cl A*                    1,400              28
  Coach*                                                  10,067             304
  Coldwater Creek*                                         1,700              47
  Comcast, Cl A (B)*                                      52,517           1,838
  Darden Restaurants                                       3,922             139
  Dick's Sporting Goods*                                     829              34
  Dillard's, Cl A                                          1,675              52
  DIRECTV Group*                                          22,458             422
  Discovery Holding, Cl A*                                 8,542             120
  Dollar General                                           7,831             101
  Dollar Tree Stores*                                      2,553              73
  Dow Jones                                                1,177              42
  DR Horton                                                7,968             175
  DreamWorks Animation SKG, Cl A*                            934              20
  E.W. Scripps, Cl A                                       2,472             112
  Eastman Kodak (B)                                        8,567             182
  EchoStar Communications, Cl A*                           5,762             183
  Expedia*                                                 5,551              91
  Family Dollar Stores                                     4,262             109
  Federated Department Stores                             15,030             571
  Foot Locker                                              3,769              91
  Ford Motor                                              48,024             402
  Fortune Brands                                           3,820             277
  GameStop, Cl A (B)*                                      1,800              79
  Gannett                                                  6,659             379
  Gap                                                     15,459             260
  General Motors (B)                                      12,581             367
  Gentex                                                   3,932              57
  Genuine Parts                                            4,471             185
  Getty Images*                                            1,519              69
  Goodyear Tire & Rubber*                                  3,852              52
  H&R Block                                                8,525             179
  Harley-Davidson (B)                                      7,303             427
  Harman International Industries                          1,968             160

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
  Harrah's Entertainment                                   4,875     $       304
  Harte-Hanks                                              1,489              39
  Hasbro                                                   3,967              80
  Hearst-Argyle Television                                   863              20
  Hilton Hotels                                           10,024             255
  Home Depot                                              57,215           1,962
  IAC/InterActive*                                         5,464             156
  International Game Technology                            9,143             354
  International Speedway, Cl A                               912              44
  Interpublic Group (B)*                                  12,975             119
  ITT Educational Services*                                1,221              81
  J.C. Penney (B)                                          6,551             413
  Jarden*                                                  1,300              38
  John Wiley & Sons, Cl A                                  1,242              43
  Johnson Controls                                         5,215             375
  Jones Apparel Group                                      3,053              96
  KB Home                                                  2,480             106
  Kohl's (B)*                                              9,119             570
  Lamar Advertising, Cl A*                                 2,140             112
  Las Vegas Sands (B)*                                     3,893             272
  Laureate Education*                                      1,231              59
  Leggett & Platt                                          4,419             102
  Lennar, Cl A                                             3,930             176
  Liberty Global, Cl A (B)*                               11,879             280
  Liberty Media Holding-Capital,
   Ser A*                                                  3,889             336
  Liberty Media Holding-Interactive, Cl A*                19,447             371
  Limited Brands                                           9,357             241
  Liz Claiborne                                            2,661              99
  Lowe's                                                  41,710           1,129
  Marriott International, Cl A                             9,550             360
  Mattel                                                  10,442             197
  McClatchy, Cl A                                          1,417              57
  McDonald's                                              33,529           1,204
  McGraw-Hill                                              9,439             528
  MDC Holdings                                               816              35
  Meredith                                                 1,058              50
  MGM Mirage*                                              3,692             132
  Michaels Stores                                          3,232             139
  Mohawk Industries*                                       1,366              97
  New York Times, Cl A                                     3,524              79
  Newell Rubbermaid                                        7,365             199
  News, Cl A                                              61,885           1,178
  Nike, Cl B                                               5,024             406
  Nordstrom                                                6,512             243
  NTL                                                      7,620             202
  Nutri/System*                                              900              45
  NVR*                                                       124              64
  O'Reilly Automotive (B)*                                 2,540              75
  Office Depot*                                            7,489             276
  OfficeMax                                                2,274              94
  Omnicom Group                                            4,722             413
  OSI Restaurant Partners                                  1,602              50
  Panera Bread, Cl A*                                        662              34
  Penn National Gaming*                                    1,689              56
  PetSmart                                                 4,373             110
  Polo Ralph Lauren                                        1,380              81
  Pool                                                     1,292              49
  Pulte Homes                                              5,318             158
  R.H. Donnelley                                           1,261              68
  RadioShack                                               4,171              75
  Regal Entertainment Group, Cl A                          1,188              23
  Ross Stores                                              4,571             112
  Ryland Group                                             1,475              63
  Saks*                                                    2,806              40
  Scientific Games, Cl A*                                  1,466              43
  Sears Holdings*                                          2,328             335
  Service International                                    6,994              59

--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Index Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
    ServiceMaster                                          9,382      $      108
    Sherwin-Williams                                       2,837             146
    Sirius Satellite Radio (B)*                           38,952             159
    Snap-On                                                1,491              65
    Standard-Pacific                                       1,539              37
    Stanley Works (B)                                      2,509             118
    Staples                                               19,264             435
    Starbucks (B)*                                        20,506             636
    Starwood Hotels & Resorts Worldwide                    5,684             303
    Station Casinos                                        1,419              83
    Target                                                23,385           1,132
    Thor Industries                                        1,000              42
    Tiffany                                                4,325             137
    Time Warner                                          106,737           1,774
    TJX                                                   12,754             341
    Toll Brothers*                                         3,351              88
    Tractor Supply*                                        1,000              43
    Tribune                                                4,900             153
    TRW Automotive Holdings*                                 993              24
    Univision Communications, Cl A*                        5,611             194
    Urban Outfitters*                                      2,720              43
    VF                                                     2,217             155
    Viacom, Cl B*                                         16,869             612
    Walt Disney (B)                                       59,184           1,755
    Warner Music Group                                     2,562              64
    Washington Post, Cl B                                    128              98
    Weight Watchers International                            862              37
    Wendy's International                                  2,913             186
    Whirlpool                                              1,887             153
    Williams-Sonoma                                        2,662              78
    Wyndham Worldwide*                                     5,568             163
    Wynn Resorts (B)*                                      1,196              93
    XM Satellite Radio Holdings, Cl A*                     7,837             102
    Yum! Brands                                            7,524             368
                                                                      ----------
                                                                          37,461
                                                                      ----------
CONSUMER STAPLES -- 8.9%
    Alberto-Culver                                         1,887              93
    Altria Group                                          55,768           4,658
    Anheuser-Busch                                        20,679           1,021
    Archer-Daniels-Midland                                17,479             720
    Avon Products                                         12,506             359
    BJ's Wholesale Club*                                   1,872              49
    Brown-Forman, Cl B                                     1,675             129
    Campbell Soup                                          6,078             228
    Church & Dwight                                        1,632              63
    Clorox                                                 3,903             233
    Coca-Cola                                             54,320           2,434
    Coca-Cola Enterprises                                  7,715             172
    Colgate-Palmolive                                     13,775             825
    ConAgra Foods                                         13,586             323
    Constellation Brands, Cl A (B)*                        5,831             159
    Corn Products International                            2,100              73
    Costco Wholesale                                      12,581             589
    CVS                                                   22,446             753
    Dean Foods*                                            3,787             150
    Del Monte Foods                                        5,258              58
    Energizer Holdings (B)*                                1,741             116
    Estee Lauder, Cl A                                     3,554             131
    General Mills                                          9,296             504
    Hansen Natural*                                        1,600              44
    Hershey                                                4,998             270
    HJ Heinz                                               9,337             391
    Hormel Foods                                           1,939              71
    JM Smucker                                             1,155              56
    Kellogg                                                6,703             340
    Kimberly-Clark                                        12,318             782

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
    Kraft Foods, Cl A (B)                                  5,840      $      198
    Kroger                                                19,673             468
    Loews - Carolina Group                                 2,193             126
    McCormick                                              3,593             131
    Molson Coors Brewing, Cl B                             1,131              80
    Pepsi Bottling Group                                   3,682             129
    PepsiAmericas                                          1,494              34
    PepsiCo                                               44,137           2,881
    Procter & Gamble                                      87,677           5,427
    Reynolds American (B)                                  4,610             300
    Rite Aid*                                             13,001              56
    Safeway                                               11,720             363
    Sara Lee                                              21,151             352
    Smithfield Foods*                                      2,775              83
    Supervalu                                              6,089             174
    Sysco                                                 16,348             513
    Tyson Foods, Cl A                                      5,165              76
    UST (B)                                                4,469             236
    Wal-Mart Stores                                       65,879           2,946
    Walgreen                                              27,225           1,347
    Whole Foods Market (B)                                 3,852             207
    WM Wrigley Jr. (B)                                     6,500             302
                                                                      ----------
                                                                          32,223
                                                                      ----------
ENERGY -- 8.9%
    Anadarko Petroleum                                    12,140             569
    Apache                                                 8,759             572
    Arch Coal                                              3,912             128
    Baker Hughes                                           9,001             641
    BJ Services                                            8,388             288
    Cabot Oil & Gas                                        1,400              71
    Cameron International (B)*                             3,322             159
    Cheniere Energy*                                       1,500              49
    Chesapeake Energy (B)                                  9,966             315
    Chevron                                               59,602           3,838
    Cimarex Energy                                         2,300              88
    CNX Gas*                                               1,200              31
    ConocoPhillips                                        44,276           2,808
    Consol Energy                                          4,744             173
    Denbury Resources*                                     2,824              88
    Devon Energy                                          11,713             732
    Diamond Offshore Drilling (B)                          1,809             131
    Dresser-Rand Group*                                      734              15
    El Paso                                               17,503             254
    ENSCO International                                    4,523             202
    EOG Resources (B)                                      6,645             431
    Exxon Mobil                                          161,912          10,957
    FMC Technologies*                                      1,780             105
    Forest Oil*                                            1,314              45
    Foundation Coal Holdings                               1,300              47
    Frontier Oil                                           3,000              98
    Global Industries*                                     2,500              45
    Grant Prideco*                                         3,427             142
    Halliburton                                           27,712             904
    Helix Energy Solutions Group*                          2,200              85
    Helmerich & Payne                                      2,550              63
    Hess                                                   6,312             289
    Holly                                                  1,300              60
    Kinder Morgan                                          2,797             292
    Marathon Oil                                           9,688             809
    Massey Energy                                          2,561              65
    Murphy Oil                                             4,854             237
    National Oilwell Varco*                                4,692             306
    Newfield Exploration*                                  3,799             164
    Noble Energy                                           4,662             230
    Occidental Petroleum                                  22,954           1,170

--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Index Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
  Oceaneering International*                               1,500      $       54
  Overseas Shipholding Group                                 727              48
  Patterson-UTI Energy                                     5,132             141
  Peabody Energy                                           6,974             307
  Pioneer Natural Resources                                3,544             148
  Plains Exploration & Production*                         1,947              86
  Pogo Producing                                           1,470              65
  Pride International*                                     4,829             125
  Quicksilver Resources*                                   1,401              53
  Range Resources                                          4,139             116
  Rowan                                                    3,286             112
  SEACOR Holdings*                                           600              52
  Smith International (B)                                  5,731             241
  Southwestern Energy*                                     4,988             171
  St. Mary Land & Exploration                              1,600              65
  Sunoco                                                   3,756             270
  Superior Energy Services*                                2,200              70
  Tesoro                                                   2,073             134
  Tetra Technologies*                                      2,000              56
  Tidewater                                                1,870              89
  Todco                                                    1,700              63
  Unit*                                                    1,127              59
  Valero Energy                                           16,636             955
  Williams                                                16,646             410
  XTO Energy                                               9,911             454
                                                                      ----------
                                                                          32,040
                                                                      ----------
FINANCIALS -- 21.6%
  A.G. Edwards                                             2,357             124
  Affiliated Managers Group (B)*                             833              77
  Aflac                                                   13,356             602
  Alleghany (B)*                                             130              37
  Allied Capital (B)                                       4,064             124
  Allstate                                                17,025             986
  AMB Property+                                            2,144             120
  AMBAC Financial Group                                    2,768             240
  American Capital Strategies                              4,021             156
  American Express                                        29,134           1,531
  American Financial Group                                 1,143              53
  American International Group                            59,076           3,770
  American National Insurance                                222              26
  AmeriCredit (B)*                                         3,572              84
  Ameriprise Financial                                     5,600             256
  AmerUs Group                                               965              65
  AmSouth Bancorp                                          8,955             257
  Annaly Mortgage Management+                              5,211              65
  AON                                                      8,650             299
  Apartment Investment & Management, Cl A                  2,484             127
  Archstone-Smith Trust+                                   5,840             311
  Arthur J Gallagher                                       2,104              56
  Associated Banc-Corp                                     3,384             107
  Assurant                                                 3,593             185
  Astoria Financial                                        2,314              71
  AvalonBay Communities+                                   1,989             241
  BancorpSouth                                             2,200              62
  Bank of America                                        122,523           6,306
  Bank of Hawaii                                           1,682              82
  Bank of New York                                        20,352             687
  BB&T (B)                                                14,606             625
  Bear Stearns                                             3,274             427
  BlackRock, Cl A                                            485              63
  BOK Financial                                              475              25
  Boston Properties+ (B)                                   2,984             303
  Brandywine Realty Trust+                                 2,500              82
  BRE Properties, Cl A+                                    1,320              78
  Brown & Brown                                            2,824              85

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
  Camden Property Trust+                                   1,447      $      112
  Capital One Financial                                    8,351             610
  CapitalSource+                                           3,182              77
  Capitol Federal Financial                                  527              18
  CB Richard Ellis Group, Cl A*                            5,117             118
  CBL & Associates Properties+                             1,206              49
  CBOT Holdings, Cl A*                                     1,500             176
  Charles Schwab                                          27,585             450
  Chicago Mercantile Exchange Holdings                       905             398
  Chubb                                                   11,018             553
  Cincinnati Financial                                     4,386             205
  CIT Group                                                5,524             249
  Citigroup                                              133,445           6,585
  City National                                            1,338              88
  CNA Financial (B)*                                         700              24
  Colonial BancGroup                                       3,954              97
  Colonial Properties Trust+                               1,300              64
  Comerica                                                 4,553             261
  Commerce Bancorp (B)                                     4,854             162
  Commerce Bancshares                                      1,514              76
  Compass Bancshares                                       3,337             194
  Conseco*                                                 3,877              80
  Countrywide Financial                                   16,075             543
  Cullen/Frost Bankers                                     1,668              98
  Developers Diversified Realty+                           3,253             176
  Duke Realty+                                             3,409             129
  E*Trade Financial*                                      12,038             284
  East West Bancorp                                        1,988              81
  Eaton Vance                                              2,810              75
  Equity Office Properties Trust+ (B)                     10,194             378
  Equity Residential+ (B)                                  7,787             388
  Erie Indemnity, Cl A                                     1,119              57
  Essex Property Trust+                                      569              71
  Fannie Mae                                              26,133           1,376
  Federal Realty Investment Trust+                         1,296              96
  Federated Investors, Cl B                                2,158              72
  Fidelity National Financial                              4,372             176
  Fidelity National Title Group, Cl A                        695              14
  Fifth Third Bancorp                                     12,682             499
  First American                                           1,984              81
  First Citizens Bancshares, Cl A                            200              39
  First Horizon National (B)                               3,229             123
  First Marblehead                                           599              31
  Forest City Enterprises, Cl A                            1,642              88
  Franklin Resources                                       4,503             443
  Freddie Mac                                             18,607           1,183
  Fulton Financial                                         4,195              70
  General Growth Properties+                               4,440             201
  Genworth Financial, Cl A                                12,692             437
  Global Signal+                                             308              15
  Golden West Financial                                    6,981             527
  Goldman Sachs Group                                     10,275           1,527
  Hanover Insurance Group                                  1,693              75
  Hartford Financial Services Group                        8,210             705
  HCC Insurance Holdings                                   3,441             112
  Health Care Property Investors+                          4,174             126
  Health Care+                                             1,383              55
  Hospitality Properties Trust+                            1,766              82
  Host Hotels & Resorts+                                  14,400             325
  HRPT Properties Trust+                                   5,102              59
  Hudson City Bancorp                                     15,428             201
  Huntington Bancshares                                    6,989             167
  IndyMac Bancorp                                          1,599              63
  Investment Technology Group*                             1,200              55
  Investors Financial Services                             1,755              81
  iStar Financial+                                         3,395             142
  Janus Capital Group (B)                                  5,665             101

--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Index Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
  Jefferies Group                                          2,714      $       68
  Jones Lang LaSalle                                       1,000              83
  JPMorgan Chase                                          93,422           4,266
  Keycorp                                                 11,295             416
  Kilroy Realty+                                             900              71
  Kimco Realty+                                            5,913             246
  Legg Mason                                               3,481             318
  Lehman Brothers Holdings                                14,394             918
  Leucadia National                                        4,920             127
  Liberty Property Trust+                                  2,706             130
  Lincoln National                                         7,788             473
  Loews                                                   12,018             462
  M&T Bank                                                 2,083             255
  Macerich+                                                1,868             139
  Mack-Cali Realty+                                        1,598              85
  Markel*                                                    250              91
  Marsh & McLennan                                        14,965             391
  Marshall & Ilsley                                        6,660             311
  MBIA                                                     3,559             219
  Mellon Financial                                        10,763             401
  Mercantile Bankshares                                    3,648             135
  Mercury General                                            696              35
  Merrill Lynch                                           24,849           1,827
  Metlife                                                 12,438             684
  MGIC Investment                                          2,315             134
  Moody's                                                  6,427             393
  Morgan Stanley                                          28,878           1,900
  Nasdaq Stock Market*                                     2,600              74
  National City                                           15,176             525
  Nationwide Financial Services, Cl A                      1,461              71
  Nelnet, Cl A*                                              363              11
  New Century Financial+ (B)                               1,221              47
  New Plan Excel Realty Trust+                             2,695              74
  New York Community Bancorp                               8,172             134
  North Fork Bancorporation                               12,932             355
  Northern Trust                                           6,105             342
  Nuveen Investments, Cl A                                 1,648              79
  NYSE Group (B)*                                          4,300             255
  Old Republic International                               6,890             144
  Pan Pacific Retail Properties+                           1,026              72
  Peoples Bank                                             1,588              57
  Philadelphia Consolidated Holding*                       1,248              45
  Plum Creek Timber+                                       5,421             189
  PMI Group                                                2,343             101
  PNC Financial Services Group                             7,886             558
  Popular                                                  8,230             157
  Principal Financial Group (B)                            7,318             390
  Progressive                                             20,480             504
  Prologis+                                                6,588             372
  Protective Life                                          1,809              83
  Prudential Financial                                    13,163             966
  Public Storage+ (B)                                      3,368             292
  Radian Group                                             2,198             132
  Raymond James Financial                                  3,021              84
  Rayonier+                                                2,303              91
  Realogy*                                                 6,960             149
  Reckson Associates Realty+                               2,092              90
  Regency Centers+                                         1,708             115
  Regions Financial                                       11,928             429
  Reinsurance Group of America                               799              41
  Safeco                                                   3,335             192
  SEI (H)                                                  1,821              93
  Simon Property Group+                                    5,752             488
  Sky Financial Group                                      2,865              71
  SL Green Realty+                                         1,051             117
  SLM                                                     10,914             530
  South Financial Group                                    1,800              49
  Sovereign Bancorp                                       10,558             220

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
  St. Joe (B)                                              2,261      $      115
  St. Paul Travelers                                      18,744             823
  Stancorp Financial Group                                 1,442              67
  State Street                                             8,704             538
  Student Loan                                               102              19
  SunTrust Banks                                           9,646             737
  Synovus Financial                                        7,572             220
  T Rowe Price Group (B)                                   7,080             312
  Taubman Centers+                                         1,500              60
  TCF Financial                                            4,201             110
  TD Ameritrade Holding                                    8,645             151
  TD Banknorth                                             3,128              93
  Thornburg Mortgage+                                      2,541              58
  Torchmark (B)                                            2,650             165
  Transatlantic Holdings                                     655              40
  Trizec Properties+                                       2,349              68
  UnionBanCal                                              1,697             102
  United Dominion Realty Trust+                            3,219              98
  Unitrin                                                  1,260              55
  UnumProvident                                            8,905             169
  US Bancorp                                              47,943           1,538
  Valley National Bancorp                                  2,865              73
  Ventas+                                                  3,244             130
  Vornado Realty Trust+                                    3,210             340
  Wachovia                                                42,927           2,345
  Washington Federal                                       2,263              50
  Washington Mutual                                       25,827           1,082
  Webster Financial                                        1,346              64
  Weingarten Realty Investors+                             2,067              88
  Wells Fargo                                             90,086           3,130
  Wesco Financial                                             41              17
  Whitney Holding                                          1,557              55
  Wilmington Trust                                         1,692              75
  WR Berkley                                               4,214             147
  Zions Bancorporation                                     2,802             221
                                                                      ----------
                                                                          77,789
                                                                      ----------
HEALTH CARE -- 12.7%
  Abbott Laboratories                                     41,176           2,005
  Abraxis BioScience*                                        564              14
  Advanced Medical Optics*                                 1,627              78
  Aetna                                                   15,134             564
  Allergan                                                 4,148             475
  AmerisourceBergen                                        5,462             241
  Amgen*                                                  31,467           2,138
  Amylin Pharmaceuticals*                                  3,000             136
  Applera - Applied Biosystems Group                       4,694             144
  Barr Pharmaceuticals*                                    3,082             174
  Bausch & Lomb                                            1,630              79
  Baxter International                                    17,475             776
  Beckman Coulter                                          1,512              83
  Becton Dickinson                                         6,544             456
  Biogen Idec*                                             9,114             402
  Biomet                                                   6,290             206
  Boston Scientific*                                      32,939             574
  Bristol-Myers Squibb                                    52,913           1,151
  C.R. Bard                                                2,685             202
  Cardinal Health                                         11,429             771
  Caremark Rx                                             11,720             679
  Celgene*                                                 9,692             394
  Cephalon (B)*                                            1,448              83
  Cerner*                                                  1,974              91
  Charles River Laboratories International*                2,243              91
  Cigna                                                    3,085             349
  Community Health Systems*                                2,962             115
  Cooper                                                   1,104              55

--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Index Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
  Covance*                                                 1,336      $       84
  Coventry Health Care*                                    4,162             226
  Cytyc*                                                   2,903              69
  Dade Behring Holdings                                    2,242              91
  DaVita*                                                  3,008             176
  Dentsply International                                   3,998             130
  Edwards Lifesciences*                                    1,507              70
  Eli Lilly                                               26,461           1,480
  Emdeon*                                                  6,956              82
  Endo Pharmaceuticals Holdings*                           3,697             122
  Express Scripts*                                         2,961             249
  Fisher Scientific International
  (B)*                                                     3,201             250
  Forest Laboratories*                                     8,673             433
  Gen-Probe*                                               1,327              65
  Genentech*                                              12,485           1,030
  Genzyme*                                                 6,853             454
  Gilead Sciences*                                        12,075             766
  HCA                                                     10,221             504
  Health Management Associates, Cl A                       6,222             130
  Health Net*                                              3,402             142
  Henry Schein*                                            2,684             134
  Hillenbrand Industries                                   1,424              81
  Hospira*                                                 4,081             149
  Humana*                                                  4,375             267
  Idexx Laboratories*                                      1,026              94
  ImClone Systems (B)*                                     1,728              52
  IMS Health                                               5,061             138
  Intuitive Surgical (B)*                                  1,000              94
  Invitrogen (B)*                                          1,190              72
  Johnson & Johnson                                       79,109           5,115
  Kinetic Concepts*                                        1,213              38
  King Pharmaceuticals (B)*                                7,426             120
  Kos Pharmaceuticals*                                       304              15
  Laboratory of America Holdings*                          3,411             233
  LifePoint Hospitals*                                     1,376              47
  Lincare Holdings*                                        2,227              82
  Manor Care                                               1,994             104
  McKesson                                                 8,066             410
  Medco Health Solutions*                                  8,010             508
  Medimmune*                                               6,294             174
  Medtronic                                               32,485           1,524
  Merck                                                   58,140           2,358
  Millennium Pharmaceuticals*                              7,816              85
  Millipore (B)*                                           1,686             108
  Mylan Laboratories (B)                                   5,419             110
  Omnicare                                                 3,131             142
  Patterson (B)*                                           4,183             129
  PDL BioPharma*                                           3,631              72
  Pediatrix Medical Group*                                 1,400              64
  PerkinElmer                                              3,334              61
  Pfizer                                                 195,855           5,398
  Pharmaceutical Product Development                       2,984             114
  Quest Diagnostics                                        4,144             266
  Resmed (B)*                                              2,155              88
  Respironics*                                             1,840              68
  Schering-Plough                                         39,709             832
  Sepracor*                                                3,161             149
  Sierra Health Services*                                  1,134              49
  St. Jude Medical*                                        9,446             344
  Stryker                                                  7,904             380
  Techne*                                                    941              48
  Tenet Healthcare*                                       14,294             113
  Thermo Electron*                                         4,323             169
  Triad Hospitals*                                         2,163              95
  UnitedHealth Group                                      36,329           1,887
  Universal Health Services, Cl B                          1,088              62
  Varian Medical Systems*                                  3,330             178
  VCA Antech*                                              2,039              72

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
  Vertex Pharmaceuticals*                                  3,100      $      107
  Waters*                                                  2,772             118
  Watson Pharmaceuticals*                                  2,518              65
  WellCare Health Plans*                                     900              50
  WellPoint*                                              17,231           1,334
  Wyeth                                                   36,240           1,765
  Zimmer Holdings (B)*                                     6,525             444
                                                                      ----------
                                                                          45,854
                                                                      ----------
INDUSTRIALS -- 10.3%
  3M                                                      20,346           1,459
  Adesa                                                    2,372              52
  AGCO*                                                    2,500              62
  Alexander & Baldwin                                      1,082              47
  Alliant Techsystems*                                     1,136              87
  Allied Waste Industries (B)*                             6,933              72
  American Power Conversion                                4,051              71
  American Standard                                        4,972             208
  Ametek                                                   1,765              76
  AMR*                                                     4,786              99
  Aramark, Cl B                                            3,288             108
  Armor Holdings*                                            800              42
  Avery Dennison                                           2,610             162
  Boeing                                                  21,591           1,617
  Brink's                                                    800              46
  Burlington Northern Santa Fe                             9,798             656
  Carlisle                                                   833              71
  Caterpillar                                             17,988           1,193
  Cendant*                                                27,843              54
  CH Robinson Worldwide                                    4,486             206
  ChoicePoint*                                             2,297              83
  Cintas                                                   4,157             154
  Con-way                                                  1,323              63
  Continental Airlines, Cl B*                              2,400              60
  Copart*                                                  1,813              51
  Corporate Executive Board                                1,096              96
  Corrections of America*                                  1,100              69
  Covanta Holding*                                         3,200              66
  Crane                                                    1,500              60
  CSX                                                     11,632             352
  Cummins                                                  1,178             135
  Danaher                                                  6,451             428
  Deere                                                    6,409             501
  Donaldson                                                1,972              66
  Dover                                                    5,457             265
  DRS Technologies                                         1,100              46
  Dun & Bradstreet*                                        1,656             116
  Eaton                                                    4,126             274
  Emerson Electric                                        10,960             900
  Equifax                                                  3,956             126
  Expeditors International Washington                      5,748             229
  Fastenal                                                 3,762             138
  FedEx                                                    8,144             823
  Flowserve*                                               1,600              82
  Fluor                                                    2,304             199
  Gardner Denver*                                          1,500              54
  GATX                                                     1,300              48
  General Dynamics                                        10,772             728
  General Electric                                       278,123           9,473
  Goodrich                                                 3,692             144
  Graco                                                    1,824              69
  Harsco                                                   1,235              98
  HNI                                                      1,322              53
  Honeywell International                                 22,190             859
  Hubbell, Cl B                                            1,592              74
  IDEX                                                     1,262              53
  Illinois Tool Works                                     13,280             583

--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Index Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
  ITT Industries                                           5,102      $      250
  Jacobs Engineering Group*                                1,451             126
  JB Hunt Transport Services                               2,972              58
  JLG Industries                                           3,000              52
  Joy Global                                               3,533             154
  Kansas City Southern*                                    2,100              55
  Kennametal                                               1,100              58
  Kirby*                                                   1,500              44
  L-3 Communications Holdings                              3,477             262
  Laidlaw International                                    2,505              68
  Landstar System                                          1,465              63
  Lennox International                                     1,700              40
  Lincoln Electric Holdings                                1,200              66
  Lockheed Martin                                          9,829             812
  Manitowoc                                                1,700              75
  Manpower                                                 2,284             135
  Masco (B)                                               10,709             294
  Monster Worldwide*                                       3,118             127
  MSC Industrial Direct, Cl A                              1,120              44
  Norfolk Southern                                        11,233             480
  Northrop Grumman                                         9,178             613
  Oshkosh Truck                                            2,159             112
  Paccar                                                   6,580             360
  Pall                                                     3,145              86
  Parker Hannifin                                          3,103             230
  Pentair                                                  3,061              92
  Pitney Bowes                                             6,185             270
  Precision Castparts                                      3,446             201
  Raytheon                                                11,868             560
  Republic Services                                        3,349             130
  Robert Half International                                4,176             129
  Rockwell Automation                                      4,604             260
  Rockwell Collins                                         4,762             250
  Roper Industries                                         2,200             102
  RR Donnelley & Sons                                      6,277             203
  Ryder System                                             1,506              74
  Shaw Group*                                              2,200              55
  Southwest Airlines                                      21,320             369
  SPX                                                      1,811              96
  Steelcase, Cl A                                          1,475              21
  Stericycle*                                              1,113              74
  Swift Transportation*                                      996              23
  Teleflex                                                   940              52
  Terex (B)*                                               2,448             108
  Textron                                                  3,461             290
  Thomas & Betts*                                          1,467              66
  Timken                                                   1,960              63
  Toro                                                     1,060              42
  Trinity Industries                                       2,200              73
  UAL*                                                     2,700              67
  Union Pacific                                            7,308             587
  United Parcel Service, Cl B                             17,341           1,215
  United Rentals*                                          1,800              39
  United Technologies                                     27,266           1,710
  URS*                                                     1,400              57
  US Airways Group*                                        1,700              72
  USG*                                                     2,098             107
  Walter Industries                                        1,200              66
  Waste Management                                        14,494             497
  WESCO International*                                     1,300              76
  West*                                                      498              24
  WW Grainger                                              2,281             152
  YRC Worldwide*                                           1,308              48
                                                                      ----------
                                                                          36,990
                                                                      ----------

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 14.6%
  Activision (B)*                                          5,778      $       75
  Acxiom                                                   2,400              58
  ADC Telecommunications*                                  2,967              41
  Adobe Systems*                                          15,902             516
  Advanced Micro Devices*                                 12,634             316
  Affiliated Computer Services, Cl A*                      2,947             151
  Agere Systems*                                           4,614              70
  Agilent Technologies*                                   11,164             359
  Akamai Technologies*                                     4,118             161
  Alliance Data Systems (B)*                               2,112             107
  Altera*                                                  9,073             184
  Amphenol, Cl A                                           2,246             129
  Analog Devices                                           9,712             298
  Apple Computer*                                         22,923           1,555
  Applied Materials                                       41,755             705
  Arrow Electronics*                                       2,989              83
  Atmel*                                                  12,000              69
  Autodesk*                                                5,937             206
  Automatic Data Processing                               15,392             727
  Avaya*                                                  11,515             120
  Avnet*                                                   3,010              59
  AVX                                                      1,424              24
  BEA Systems (B)*                                         9,107             125
  BMC Software (B)*                                        5,789             154
  Broadcom, Cl A*                                         11,968             352
  CA                                                      11,738             277
  Cadence Design Systems*                                  8,363             137
  CDW (B)                                                  1,422              83
  Ceridian*                                                3,775              90
  CheckFree (B)*                                           2,572              92
  Ciena (B)*                                              16,200              64
  Cisco Systems*                                         163,727           3,600
  Citrix Systems*                                          5,187             159
  Cognizant Technology Solutions, Cl A*                    3,644             255
  Computer Sciences*                                       5,164             245
  Compuware*                                              12,451              95
  Comverse Technology*                                     6,014             126
  Convergys*                                               3,669              77
  Corning*                                                41,758             929
  Cree (B)*                                                1,922              36
  Cypress Semiconductor*                                   3,900              61
  Dell*                                                   62,143           1,401
  Diebold                                                  2,229              93
  Dolby Laboratories, Cl A*                                  843              18
  DST Systems*                                             1,695             100
  eBay*                                                   31,611             881
  Electronic Arts*                                         7,965             406
  Electronic Data Systems                                 14,142             337
  EMC*                                                    63,164             736
  F5 Networks*                                               919              46
  Factset Research Systems                                 1,200              53
  Fair Isaac                                               2,126              74
  Fairchild Semiconductor International*                   3,400              61
  Fidelity National Information Services                   2,656              97
  First Data                                              20,328             874
  Fiserv*                                                  4,869             215
  Freescale Semiconductor, Cl B*                          10,602             328
  Global Payments                                          1,634              62
  Google, Cl A (B)*                                        5,608           2,123
  Harris                                                   3,989             175
  Hewitt Associates, Cl A*                                 1,063              24
  Hewlett-Packard                                         74,701           2,731

--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Index Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
  Ingram Micro, Cl A*                                      3,223      $       58
  Integrated Device Technology*                            5,600              96
  Intel                                                  155,858           3,045
  International Business Machines                         41,598           3,368
  International Rectifier*                                 1,755              62
  Intersil, Cl A                                           3,861              98
  Intuit*                                                  8,686             262
  Iron Mountain*                                           3,309             136
  Jabil Circuit (B)                                        4,874             131
  JDS Uniphase (B)*                                       41,120              93
  Juniper Networks (B)*                                   15,825             232
  Kla-Tencor                                               5,109             224
  Lam Research (B)*                                        4,191             179
  Lexmark International, Cl A*                             2,686             151
  Linear Technology                                        7,857             267
  LSI Logic*                                              11,782              95
  Lucent Technologies (B)*                               115,256             269
  Mastercard, Cl A*                                        1,700              95
  Maxim Integrated Products                                8,324             242
  McAfee*                                                  4,973             113
  MEMC Electronic Materials*                               3,438             133
  Mettler Toledo International*                            1,136              69
  Microchip Technology                                     6,222             213
  Micron Technology (B)*                                  19,416             336
  Microsoft                                              232,200           5,965
  Molex                                                    3,570             130
  MoneyGram International                                  2,400              75
  Motorola                                                66,434           1,553
  National Instruments                                     1,436              40
  National Semiconductor                                   8,656             210
  NAVTEQ (B)*                                              2,269              60
  NCR*                                                     4,589             160
  Network Appliance (B)*                                   9,955             341
  Novell*                                                 11,626              78
  Novellus Systems*                                        3,077              86
  Nvidia*                                                  9,904             288
  Oracle*                                                107,167           1,677
  Paychex                                                  8,807             316
  PMC - Sierra*                                            5,800              40
  QLogic*                                                  4,180              77
  Qualcomm                                                45,250           1,705
  Rambus*                                                  2,500              40
  Red Hat (B)*                                             5,327             124
  Reynolds & Reynolds, Cl A                                1,637              63
  Sabre Holdings, Cl A                                     4,051              89
  Salesforce.com*                                          1,638              56
  SanDisk (B)*                                             5,543             327
  Sanmina-SCI*                                            11,865              40
  Silicon Laboratories*                                    1,400              49
  Solectron*                                              22,315              70
  Sun Microsystems*                                       92,177             460
  Symantec*                                               27,348             510
  Symbol Technologies                                      6,324              76
  Synopsys*                                                4,682              89
  Tech Data*                                               1,550              54
  Tektronix                                                1,979              56
  Tellabs*                                                11,889             121
  Teradyne*                                                6,263              88
  Texas Instruments                                       42,008           1,369
  Total System Services                                      969              22
  Trimble Navigation*                                      1,307              64
  Unisys (B)*                                              8,532              46
  VeriSign*                                                7,385             149
  Vishay Intertechnology*                                  4,350              61
  Western Digital*                                         6,330             116
  Xerox*                                                  25,551             378
  Xilinx                                                   8,757             200

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
  Yahoo! (B)*                                             37,881      $    1,092
  Zebra Technologies, Cl A*                                1,825              62
                                                                      ----------
                                                                          52,444
                                                                      ----------
MATERIALS -- 3.1%
  Air Products & Chemicals                                 5,994             397
  Airgas                                                   1,515              54
  Albemarle                                                  872              48
  Alcoa                                                   23,202             663
  Allegheny Technologies                                   2,897             166
  Ashland                                                  1,976             125
  Ball                                                     2,675             108
  Bemis                                                    2,774              90
  Cabot                                                    1,673              56
  Carpenter Technology                                       700              67
  Celanese, Ser A                                          1,483              27
  Chemtura                                                 5,354              47
  Commercial Metals                                        3,400              73
  Crown Holdings*                                          4,151              76
  Cytec Industries                                           981              52
  Dow Chemical                                            25,770             983
  E.I. du Pont de Nemours                                 24,692             987
  Eagle Materials                                          1,400              50
  Eastman Chemical                                         2,442             128
  Ecolab                                                   4,591             205
  Florida Rock Industries                                  1,170              44
  FMC                                                        930              57
  Freeport-McMoRan Copper & Gold, Cl B                     5,289             308
  Huntsman*                                                1,729              31
  International Flavors & Fragrances                       2,391              95
  International Paper                                     12,855             447
  Louisiana-Pacific                                        2,846              56
  Lubrizol                                                 2,134              93
  Lyondell Chemical                                        6,009             156
  Martin Marietta Materials                                1,363             112
  MeadWestvaco                                             4,458             114
  Monsanto                                                14,450             685
  Mosaic*                                                  3,178              52
  Nalco Holding*                                           2,017              38
  Newmont Mining                                          11,433             586
  Nucor                                                    8,290             405
  Owens-Illinois*                                          3,491              53
  Packaging of America                                     1,499              35
  Pactiv*                                                  3,483              93
  Phelps Dodge                                             5,358             480
  PPG Industries                                           4,623             293
  Praxair                                                  8,525             489
  Reliance Steel & Aluminum                                1,800              59
  Rohm & Haas                                              4,153             183
  RPM International                                        2,969              56
  Scotts Miracle-Gro, Cl A                                 1,100              47
  Sealed Air                                               2,534             131
  Sigma-Aldrich                                            1,774             129
  Smurfit-Stone Container*                                 7,845              89
  Sonoco Products                                          3,146             105
  Southern Copper                                            208              19
  Steel Dynamics                                           1,400              74
  Temple-Inland                                            2,675             119
  Titanium Metals*                                         2,100              54
  United States Steel                                      2,883             168
  Valhi                                                      122               3
  Valspar                                                  2,664              71
  Vulcan Materials                                         2,611             205
  Weyerhaeuser                                             6,526             405
                                                                      ----------
                                                                          11,041
                                                                      ----------

--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Index Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 3.3%
  Alltel                                                  10,395      $      564
  American Tower, Cl A*                                   11,622             417
  AT&T                                                   104,180           3,243
  BellSouth                                               48,795           1,987
  CenturyTel                                               3,201             127
  Citizens Communications                                  8,255             114
  Crown Castle International (B)*                          5,473             188
  Embarq (B)*                                              3,932             185
  Leap Wireless International*                             1,200              55
  Level 3 Communications (B)*                             23,600             105
  NeuStar, Cl A*                                           1,700              48
  NII Holdings*                                            3,720             198
  Qwest Communications International (B)*                 44,096             388
  SBA Communications, Cl A*                                2,900              75
  Sprint Nextel                                           78,144           1,322
  Telephone & Data Systems                                 3,302             140
  US Cellular*                                               431              26
  Verizon Communications                                  77,815           2,738
  Windstream                                              10,747             142
                                                                      ----------
                                                                          12,062
                                                                      ----------
UTILITIES -- 3.9%
  AES*                                                    17,224             366
  AGL Resources                                            2,447              89
  Allegheny Energy (B)*                                    4,166             174
  Alliant Energy                                           2,976             109
  Ameren                                                   5,690             305
  American Electric Power                                 10,450             381
  Aqua America                                             3,977              94
  Atmos Energy                                             1,991              57
  CenterPoint Energy                                       9,415             136
  CMS Energy*                                              5,542              81
  Consolidated Edison                                      6,516             301
  Constellation Energy Group                               4,958             298
  Dominion Resources                                       9,256             739
  DPL                                                      3,246              90
  DTE Energy (B)                                           5,164             216
  Duke Energy                                             33,119             994
  Dynegy, Cl A*                                            7,511              47
  Edison International                                     8,579             374
  Energen                                                  1,837              80
  Energy East                                              3,567              87
  Entergy                                                  5,498             427
  Equitable Resources                                      2,966             109
  Exelon                                                  17,929           1,093
  FirstEnergy                                              8,781             501
  FPL Group                                               10,773             479
  Great Plains Energy                                      1,671              51
  Hawaiian Electric Industries                             2,146              59
  KeySpan                                                  4,653             191
  MDU Resources Group                                      5,421             133
  Mirant (B)*                                              8,400             243
  National Fuel Gas                                        2,089              80
  NiSource                                                 8,121             172
  Northeast Utilities                                      4,707             107
  NRG Energy*                                              4,000             203
  NSTAR                                                    2,528              83
  OGE Energy                                               2,268              84
  Oneok                                                    3,529             135
  Pepco Holdings                                           5,744             146
  PG&E                                                     9,218             387
  Pinnacle West Capital                                    2,992             137
  PPL                                                     10,226             358
  Progress Energy                                          6,661             295

--------------------------------------------------------------------------------
                                              Shares/Face Amount    Market Value
Description                                         ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
  Public Service Enterprise Group                          6,726      $      471
  Puget Energy                                             2,661              60
  Questar                                                  2,273             197
  Reliant Energy*                                          9,359             126
  SCANA                                                    3,420             141
  Sempra Energy                                            6,923             344
  Sierra Pacific Resources*                                5,600              83
  Southern                                                19,903             682
  Southern Union                                           2,268              63
  TECO Energy                                              5,000              79
  TXU                                                     12,238             810
  UGI                                                      2,350              58
  Vectren                                                  1,991              55
  Wisconsin Energy                                         3,549             153
  WPS Resources                                            1,002              51
  Xcel Energy                                             10,581             220
                                                                      ----------
                                                                          14,084
                                                                      ----------
Total Common Stock
 (Cost $265,286) ($ Thousands)                                           351,988
                                                                      ----------

CORPORATE OBLIGATIONS (C) -- 2.9%

FINANCIALS -- 2.9%
  Allstate Life Global Funding II MTN (E) (F)
    5.350%, 09/15/06                                  $      149             149
  American General Finance (E) (F)
    5.360%, 09/15/06                                         470             470
  Bear Stearns EXL (E)
    5.370%, 09/15/06                                         577             577
  Countrywide Financial MTN (E)
    5.560%, 09/27/06                                         194             194
  Countrywide Financial MTN,
    Ser A (E)
    5.548%, 11/03/06                                         340             340
    5.380%, 09/13/06                                         600             600
  Dekabank (E) (F)
    5.490%, 10/19/06                                         599             599
  Irish Life & Permanent MTN,
    Ser X (E) (F)
    5.365%, 09/21/06                                         431             431
  Islandsbanki (E) (F)
    5.456%, 09/07/06                                         486             486
    5.376%, 09/22/06                                         275             275
  Jackson National Life Funding (E) (F)
    5.402%, 09/01/06                                         713             713
  Kaupthing Bank MTN (E) (F)
    5.385%, 09/20/06                                         810             810
  Lakeside Funding (E)
    5.370%, 09/08/06                                         188             188
  Landsbanki Islands (E) (F)
    5.410%, 09/15/06                                         616             616
  Morgan Stanley EXL (E)
    5.456%, 09/05/06                                         113             113
  Morgan Stanley EXL,
    Ser S (E)
    5.410%, 09/05/06                                         162             162
  Natexis Banques (E) (F)
    5.310%, 09/15/06                                         316             316
  Nationwide Building Society (E) (F)
    5.550%, 09/28/06                                         178             178
    5.436%, 09/07/06                                         324             324
  Nordbank (E) (F)
    5.354%, 09/25/06                                         551             551

--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Index Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                     Face Amount    Market Value
Description                                 ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
  Northern Rock (E) (F)
    5.430%, 09/05/06                                  $      334      $      334
  Pacific Life Global Funding (E) (F)
    5.350%, 09/13/06                                         243             243
  Premium Asset Trust,
    Ser 2004-10 (E) (F)
    5.370%, 09/15/06                                         454             454
  SLM EXL, Ser S (E) (F)
    5.330%, 09/15/06                                         357             357
  Sigma Finance MTN (F)
    4.745%, 11/09/06                                         175             175
  Skandinav Enskilda Bank (E) (F)
    5.320%, 09/18/06                                         356             356
  Stanfield Victoria MTN
    5.445%, 06/11/07                                         324             324
                                                                      ----------
Total Corporate Obligations
 (Cost $10,335) ($ Thousands)                                             10,335
                                                                      ----------

CASH EQUIVALENT -- 1.6%

  SEI Daily Income Trust, Prime
     Obligation Fund, Cl A, 5.330%**++                 5,860,377           5,860
                                                                      ----------
Total Cash Equivalent
 (Cost $5,860) ($ Thousands)                                               5,860
                                                                      ----------

COMMERCIAL PAPER (C) (D) -- 1.0%

  Adirondack
    5.316%, 09/08/06                                         324             324
  Altius I Funding
    5.316%, 09/08/06                                         227             227
  Broadhollow Funding
    5.315%, 09/07/06                                         162             162
    5.314%, 09/06/06                                         246             246
  Elysian Funding LLC
    5.451%, 11/27/06                                         291             287
    5.360%, 09/01/06                                         564             564
  KKR Pacific Funding Trust
    5.330%, 09/27/06                                          13              13
  Main Street Warehouse Funding
    5.315%, 09/20/06                                         437             436
  Rams Funding
    5.314%, 09/19/06                                         162             161
  Rhineland Funding Capital
    5.494%, 10/12/06                                         162             161
    5.313%, 09/05/06                                         820             819
  Thornburg Mortgage Capital
    Resource
    5.315%, 09/07/06                                         324             324
                                                                      ----------
Total Commercial Paper
 (Cost $3,724) ($ Thousands)                                               3,724
                                                                      ----------

ASSET-BACKED SECURITIES (C) (E) (F) -- 0.4%

MORTGAGE RELATED SECURITIES -- 0.4%
  Cheyne High Grade,
    Ser 2004-1A, Cl AM1
    5.466%, 11/10/06                                         162             162
  Commodore,
    Ser 2003-2A, Cl A1MM
    5.380%, 09/12/06                                         149             149
  Duke Funding,
    Ser 2004-6B, Cl A1S1
    5.577%, 10/10/06                                         243             243

--------------------------------------------------------------------------------
                                                     Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
  Newcastle CDO,
    Ser 2005-6A, Cl IM1
    5.346%, 09/25/06                                  $       65      $       65
  Park Place Securities NIM
    Trust,
    Ser 2004-MM1, Cl AM6
    5.354%, 09/25/06                                         158             158
  RMAC,
    Ser 2004-NS3A, Cl A1
    5.330%, 09/12/06                                          30              30
  Saturn Ventures II
    5.466%, 09/07/06                                         261             261
  TIAA Real Estate CDO,
    Ser 2003 1A, Cl A1MM
    5.358%, 09/28/06                                         195             195
  Whitehawk CDO Funding,
    Ser 2004-1A, Cl AMME
    5.349%, 09/15/06                                          49              49
  Witherspoon CDO Funding
    5.340%, 09/15/06                                         227             227
                                                                      ----------
Total Asset-Backed Securities
 (Cost $1,539) ($ Thousands)                                               1,539
                                                                      ----------

CERTIFICATES OF DEPOSIT (C) -- 0.2%

  Barclays Bank (E)
    5.440%, 06/11/07                                         162             162
  CC USA MTN
    5.520%, 06/18/07                                         324             324
  U.S. Trust of New York (E)
    5.370%, 09/13/06                                         130             130
                                                                      ----------
Total Certificates of Deposit
 (Cost $616) ($ Thousands)                                                   616
                                                                      ----------

MASTER NOTE (C) (D) -- 0.2%

  Bank of America
    5.383%, 09/01/06                                         810             810
                                                                      ----------
Total Master Note
  (Cost $810) ($ Thousands)                                                  810
                                                                      ----------

U.S. TREASURY OBLIGATION (A) (D) -- 0.2%

  U.S. Treasury Bills
    4.748%, 09/07/06                                         755             754
                                                                      ----------
Total U.S. Treasury Obligation
 (Cost $754) ($ Thousands)                                                   754
                                                                      ----------

TIME DEPOSIT (C) -- 0.1%
  National City
    5.260%, 09/01/06                                         320             320
                                                                      ----------
Total Time Deposit
 (Cost $320) ($ Thousands)                                                   320
                                                                      ----------

REPURCHASE AGREEMENTS (C) (G) -- 0.7%

Barclays Capital
  5.270%, dated 08/31/06, to be
  repurchased on 09/01/06,
  repurchase price $563,074
  (collateralized by various U.S.
  Government Obligations, ranging
  in par value $50,912-$363,458,
  0.000%-6.625%, 07/24/07-05/09/16;
  with total market value $574,253)                          563             563

--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Index Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                     Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
Lehman Brothers
  5.260%, dated 08/31/06, to be
  repurchased on 09/01/06,
  repurchase price $1,876,192
  (collateralized by various U.S.
  Government Obligations, ranging
  in par value $123,066-$290,933,
  0.000%-6.000%, 09/19/06-08/19/11;
  with total market value $1,913,438)                 $    1,876      $    1,876
                                                                      ----------

Total Repurchase Agreements
 (Cost $2,439) ($ Thousands)                                               2,439
                                                                      ----------

Total Investments -- 105.0%
 (Cost $291,683) ($ Thousands) @                                      $  378,385
                                                                      ==========

Futures -- A summary of the open futures contracts held by the Fund at August 31, 2006, is as follows:

                                                                      UNREALIZED
                                     NUMBER OF   EXPIRATION         APPRECIATION
TYPE OF CONTRACT                     CONTRACTS         DATE        ($ THOUSANDS)
--------------------------------------------------------------------------------
S&P 500 Index E-Mini                       124     Sep-2006                 $364
                                                                    ============


Percentages are based on Net Assets of $360,314 ($ Thousands).

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of August 31, 2006.

+     Real Estate Investment Trust.

++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B) This security or a partial position of this security is on loan at August 31, 2006. The total value of securities on loan at August 31, 2006 was $19,003 ($ Thousands).

(C) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2006 was $19,783 ($ Thousands).

(D)   The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2006.

(F) This security was sold within the terms of a private placement memorandum, exempt from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(G)   Tri-Party Repurchase Agreement

(H) The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark Index.

CDO -- Collateralized Debt Obligation
Cl -- Class
EXL -- Extendable Maturity
LLC -- Limited Liability Company
MTN -- Medium Term Note
NIM -- Net Interest Margin
Ser -- Series

@ At August 31, 2006, the tax basis cost of the Fund's investments was $291,683 ($Thousands), and the unrealized appreciation and depreciation were $93,090 ($Thousands) and $(6,388) ($Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 96.3%

CONSUMER DISCRETIONARY -- 12.6%
  1-800 Contacts (B)*                                  39,300        $      589
  4Kids Entertainment*                                    745                11
  AC Moore Arts & Crafts*                               5,820               103
  Advance Auto Parts                                   15,300               461
  Aftermarket Technology*                              85,862             1,733
  Amazon.com*                                          13,112               404
  America's Car-Mart (B)*                               9,100               144
  American Axle & Manufacturing
    Holdings (B)                                       29,250               488
  American Greetings, Cl A                            105,209             2,580
  Applebee's International (B)                        108,096             2,243
  Arctic Cat                                           89,400             1,487
  ArvinMeritor                                        309,400             4,595
  Asbury Automotive Group                              11,807               242
  Audiovox, Cl A*                                       9,956               147
  Bally Technologies (B)*                             101,541             1,598
  Bandag (B)                                           23,840               907
  Belo, Cl A                                           45,824               747
  Big 5 Sporting Goods                                 58,775             1,154
  Big Lots*                                             3,600                66
  BJ's Restaurants*                                    89,200             1,644
  Blount International (B)*                           110,900             1,004
  Blue Nile (B)*                                       30,700             1,054
  Bluegreen*                                           11,499               132
  Bob Evans Farms                                      18,344               520
  Bon-Ton Stores                                        8,082               222
  Books-A-Million                                      17,000               271
  Borders Group                                        33,080               633
  Bright Horizons Family Solutions*                    14,293               570
  Brinker International (B)                            42,027             1,617
  Brown Shoe                                           81,800             2,614
  Building Material Holding (B)                         5,800               151
  Cablevision Systems, Cl A*                           21,934               511
  Cache*                                                2,687                43
  Carter's (B)*                                        83,100             1,920
  Casual Male Retail Group*                             8,403                95
  Cato, Cl A                                          100,150             2,326
  Charming Shoppes (B)*                               177,100             2,331
  Chipotle Mexican Grill, Cl A (B)*                    14,300               706
  Claire's Stores                                      26,031               711
  Coach*                                              107,000             3,230
  Conn's (B)*                                           7,300               146
  Cooper Tire & Rubber (B)                             42,142               414
  Corinthian Colleges (B)*                             92,200             1,117
  Cosi (B)*                                           112,243               588
  Courier                                              19,752               728
  CROCS (B)*                                           98,000             2,648
  CSK Auto*                                           219,755             2,521
  Ctrip.com International ADR (B)*                     35,375             1,826
  Dana (B)                                            225,600               390
  Dick's Sporting Goods (B)*                           22,096               913
  Directed Electronics*                                68,445             1,004
  Dover Downs Gaming &
    Entertainment                                      16,650               219
  Dress Barn (B)*                                      33,700               595
  Eddie Bauer Holdings*                               247,400             2,536
  Entercom Communications                              45,496             1,156
  Ethan Allen Interiors (B)                            54,400             1,836
  Finish Line, Cl A                                    85,198               948
  Focus Media Holding ADR*                             17,181             1,014
  FTD Group*                                            9,400               149
  Furniture Brands International (B)                  177,600             3,401
  Gaiam, Cl A*                                        107,400             1,237

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
  GameStop, Cl A (B)*                                  39,700        $    1,734
  Gaylord Entertainment (B)*                           22,900             1,001
  Genesco (B)*                                         15,200               418
  Getty Images*                                         5,883               267
  Golf Galaxy (B)*                                     46,000               527
  Gray Television                                     297,200             1,899
  Group 1 Automotive                                   96,569             4,375
  GSI Commerce (B)*                                   188,454             2,473
  Guitar Center*                                       48,800             1,850
  Gymboree*                                           127,320             4,272
  Handleman (B)                                        59,100               412
  Hibbett Sporting Goods (B)*                         147,843             3,627
  HOT Topic (B)*                                      203,088             2,006
  Interface, Cl A*                                     73,510               934
  ITT Educational Services*                             1,871               124
  Jack in the Box (B)*                                 29,400             1,411
  Jackson Hewitt Tax Service                           39,987             1,264
  Jakks Pacific (B)*                                  115,600             1,889
  Jarden (B)*                                          44,900             1,316
  Jo-Ann Stores (B)*                                   98,247             1,455
  Jos. A. Bank Clothiers*                              15,409               369
  Journal Communications, Cl A                        123,400             1,354
  K2*                                                 163,044             1,899
  Kellwood (B)                                         61,300             1,680
  Kimball International, Cl B                          51,900               916
  La-Z-Boy (B)                                         82,121             1,146
  Landry's Restaurants (B)                             35,487               971
  Laureate Education (B)*                              30,980             1,488
  Leapfrog Enterprises (B)*                            88,200               676
  Life Time Fitness*                                   41,500             1,865
  Lin TV, Cl A*                                       154,200             1,126
  LKQ (B)*                                             90,715             1,884
  Lodgenet Entertainment*                              26,500               504
  Lone Star Steakhouse & Saloon                         2,200                60
  Luby's*                                               6,227                59
  M/I Homes (B)                                         3,700               120
  Maidenform Brands*                                   29,000               516
  MarineMax*                                           57,200             1,300
  Marvel Entertainment (B)*                           196,700             4,217
  McCormick & Schmick's Seafood
    Restaurants*                                       72,700             1,441
  Media General, Cl A                                  22,619               889
  Men's Wearhouse                                      15,974               566
  Meritage Homes (B)*                                  30,700             1,257
  Midas*                                                3,540                69
  Modine Manufacturing                                 37,100               864
  Monarch Casino & Resort*                             27,300               518
  Movie Gallery (B)*                                   49,300               117
  NetFlix*                                             12,247               245
  Noble International                                   1,100                14
  Nutri/System (B)*                                    70,919             3,523
  OfficeMax                                            14,451               600
  Orient-Express Hotels, Cl A                          36,000             1,205
  Orleans Homebuilders                                  5,308                65
  Outdoor Channel Holdings (B)*                       162,500             1,724
  Oxford Industries                                     4,660               191
  Pacific Sunwear of California*                       31,834               425
  Pantry*                                              71,715             3,361
  Payless Shoesource*                                  20,274               476
  PEP Boys - Manny Moe & Jack                          18,000               231
  Perry Ellis International*                           22,630               610
  PF Chang's China Bistro (B)*                         11,901               420
  Phillips-Van Heusen                                  94,020             3,633
  Pier 1 Imports (B)                                  143,000               914
  Pinnacle Entertainment*                              39,600             1,021
  Pool (B)                                             22,047               839
  Priceline.com (B)*                                   88,715             2,962
  Progressive Gaming International (B)*                59,200               437


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
  ProQuest*                                            57,200        $      767
  Quiksilver (B)*                                     435,400             6,096
  RadioShack (B)                                       99,900             1,804
  RC2*                                                 13,900               467
  RCN (B)*                                             59,800             1,547
  Red Robin Gourmet Burgers (B)*                       47,803             2,018
  Regal Entertainment Group, Cl A (B)                  60,800             1,200
  Regis (B)                                           106,770             3,917
  Rent-A-Center (B)*                                  124,570             3,376
  Restoration Hardware*                                58,524               411
  Retail Ventures*                                     21,942               314
  Royal Caribbean Cruises                               5,878               214
  Ryan's Restaurant Group (B)*                        126,100             1,987
  Ryland Group (B)                                     27,900             1,190
  Saks*                                                61,900               893
  Sauer-Danfoss                                         1,886                43
  Scholastic*                                          64,300             1,933
  Shuffle Master (B)*                                  55,580             1,547
  Sirius Satellite Radio*                              31,100               127
  Six Flags (B)*                                       89,337               466
  Sonic (B)*                                           98,425             2,158
  Sonic Automotive (B)                                120,700             2,553
  Sotheby's Holdings, Cl A*                            73,325             2,038
  Speedway Motorsports*                                 2,892               108
  Stamps.com (B)*                                      28,269               538
  Standard-Pacific                                     87,234             2,087
  Starwood Hotels & Resorts Worldwide                  88,200             4,698
  Stewart Enterprises, Cl A                            49,904               288
  Strayer Education                                     6,000               632
  Superior Industries International (B)                49,900               844
  Talbots                                              71,421             1,572
  Tenneco (B)*                                         65,237             1,484
  Texas Roadhouse, Cl A*                               49,673               600
  Timberland, Cl A*                                    72,100             2,048
  Tractor Supply (B)*                                  30,300             1,290
  Tuesday Morning (B)                                  63,500               856
  Tween Brands (B)*                                    41,300             1,407
  Under Armour, Cl A (B)*                             117,470             4,046
  Unifirst                                             62,439             1,938
  Vail Resorts*                                        42,500             1,599
  Valassis Communications (B)*                         97,835             1,929
  Valuevision Media, Cl A*                             11,670               129
  Vertrue (B)*                                          2,300                97
  VistaPrint (B)*                                      56,981             1,398
  Visteon (B)*                                        120,400             1,032
  Volcom*                                              33,800               791
  Warnaco Group*                                       88,813             1,788
  WCI Communities*                                      5,388                83
  Wendy's International                                 6,155               393
  Westwood One                                        123,700               907
  WMS Industries*                                      56,500             1,514
  World Wrestling Entertainment                        40,400               698
  Xerium Technologies                                  17,100               187
  XM Satellite Radio Holdings, Cl A*                   12,200               158
  Yankee Candle (B)                                    60,400             1,561
  Yum! Brands                                           1,500                73
  Zale (B)*                                           117,800             3,151
  Zumiez*                                              32,400               722
                                                                     ----------
                                                                        231,123
                                                                     ----------

CONSUMER STAPLES -- 2.4%
  Alliance One International                           17,432                70
  Andersons                                            15,412               632
  BJ's Wholesale Club (B)*                            101,500             2,675
  Casey's General Stores                               54,313             1,284
  Central Garden & Pet*                                14,219               623
  Chattem*                                             49,300             1,710

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
  Chiquita Brands International                       175,740        $    2,972
  Corn Products International                          50,313             1,736
  Delta & Pine Land                                     8,100               328
  Energizer Holdings*                                   2,200               147
  Gold Kist*                                           59,200             1,193
  Hain Celestial Group (B)*                           118,575             2,792
  J&J Snack Foods                                      24,941               790
  JM Smucker                                           18,537               901
  Lancaster Colony                                     51,030             2,252
  Lance                                                71,800             1,638
  Longs Drug Stores                                    61,113             2,776
  Molson Coors Brewing, Cl B                           31,700             2,229
  Nash Finch                                           22,013               503
  NBTY (B)*                                            52,100             1,660
  Nu Skin Enterprises, Cl A                            34,100               591
  Pathmark Stores*                                    140,160             1,361
  Performance Food Group*                              25,050               616
  Pilgrim's Pride                                      35,398               862
  Playtex Products*                                    12,457               164
  Ralcorp Holdings (B)*                                19,434               961
  Sanderson Farms (B)                                  74,600             2,332
  Smart & Final*                                       43,059               713
  Spartan Stores                                       98,600             1,778
  Spectrum Brands*                                     74,972               597
  Tyson Foods, Cl A                                    54,495               803
  United Natural Foods*                                45,595             1,325
  Universal (B)                                        45,800             1,769
  Weis Markets                                         41,200             1,628
                                                                     ----------
                                                                         44,411
                                                                     ----------

ENERGY -- 6.5%
  Arlington Tankers                                    82,000             1,893
  Atlas America (B)*                                   21,020               967
  Atwood Oceanics (B)*                                 20,000               860
  BA Energy*                                          119,000             1,019
  Basic Energy Services*                              149,300             4,270
  Berry Petroleum, Cl A                                40,610             1,268
  Bois d'Arc Energy*                                    3,700                61
  Brigham Exploration*                                 15,390               108
  Bronco Drilling (B)*                                 86,300             1,675
  Cabot Oil & Gas                                      65,178             3,328
  Callon Petroleum*                                    51,447               796
  CanWest Petroleum (B)*                              286,000             1,479
  CARBO Ceramics (B)                                   54,700             2,185
  Carrizo Oil & Gas*                                   14,574               406
  Cimarex Energy                                       61,600             2,359
  Clayton Williams Energy*                             34,584             1,134
  Complete Production Services*                       125,600             2,788
  Comstock Resources (B)*                              46,939             1,350
  Core Laboratories*                                   21,875             1,605
  Delek US Holdings*                                   65,500             1,370
  Denbury Resources*                                   32,691             1,014
  Dresser-Rand Group*                                  43,200               883
  Dril-Quip (B)*                                       31,165             2,393
  Encore Acquisition*                                  79,350             2,146
  Energy Partners (B)*                                107,300             2,677
  EXCO Resources*                                      51,128               683
  Forest Oil*                                          38,203             1,294
  Foundation Coal Holdings                             19,629               705
  Frontier Oil                                          7,139               233
  Giant Industries*                                     7,960               650
  Global Industries (B)*                               95,100             1,704
  GlobalSantaFe                                         5,000               246
  Goodrich Petroleum (B)*                              35,929             1,138
  Helix Energy Solutions Group (B)*                    51,618             1,985
  Hercules Offshore (B)*                               95,400             3,045
  Holly                                                14,500               664


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
  Hornbeck Offshore Services*                           2,100        $       71
  Houston Exploration*                                 26,226             1,682
  Hydril (B)*                                          44,547             2,916
  Infinity Bio-Energy*                                396,781             2,083
  Input/Output (B)*                                   319,200             3,182
  KFX (B)*                                            118,400             1,897
  Lone Star Technologies (B)*                          32,100             1,455
  Mariner Energy*                                      71,500             1,351
  Maritrans                                            70,300             1,740
  Na Oil Sands (F)(H)*                                245,500             2,655
  NATCO Group, Cl A*                                   15,679               573
  Natural Gas Services Group (B)*                      44,700               635
  Noble                                                 1,836               120
  NS Group*                                            53,705             2,445
  OMI (B)                                              35,100               790
  Parallel Petroleum*                                   9,767               234
  Parker Drilling*                                     97,000               689
  Petroquest Energy*                                   51,600               621
  Pioneer Natural Resources                            16,000               667
  Plains Exploration & Production (B)*                 22,146               975
  Range Resources                                      22,742               636
  Rentech (B)*                                        414,300             2,171
  Rosetta Resources (B)*                               49,800               922
  Rowan                                                 1,871                64
  RPC                                                   2,200                45
  SEACOR Holdings*                                     46,400             4,038
  St. Mary Land & Exploration (B)                      73,400             2,995
  Stone Energy*                                        81,003             3,578
  Superior Energy Services*                            61,931             1,978
  Swift Energy (B)*                                   107,632             4,710
  Tesoro                                               12,100               782
  Tetra Technologies (B)*                              49,795             1,385
  Transmontaigne*                                      46,900               532
  Union Drilling*                                      74,700             1,065
  USEC                                                 54,597               552
  Vaalco Energy*                                      226,000             1,858
  VeraSun Energy (B)*                                  97,200             2,140
  Veritas DGC*                                         38,254             2,279
  W-H Energy Services (B)*                            106,069             5,353
  Western Refining (B)                                 59,600             1,405
  Whiting Petroleum*                                    9,023               406
  World Fuel Services (B)                              52,250             1,883
                                                                     ----------
                                                                        119,939
                                                                     ----------

FINANCIALS -- 21.2%
  Acadia Realty Trust+                                 66,500             1,639
  Accredited Home Lenders Holding*                     41,300             1,319
  Advance America Cash Advance
    Centers                                            61,300               953
  Advanta, Cl B                                        24,100               816
  Affiliated Managers Group (B)*                       47,337             4,380
  Affirmative Insurance Holdings                        9,465               140
  Alexandria Real Estate Equities+                      8,548               838
  AMB Property+                                         7,100               396
  Amcore Financial                                     70,128             2,107
  American Equity Investment Life
    Holding (B)                                       179,676             2,079
  American Home Mortgage
    Investment+ (B)                                   179,317             5,684
  American Physicians Capital*                          5,908               291
  Amerisafe*                                          131,200             1,410
  Anchor Bancorp Wisconsin                              7,995               234
  Annaly Mortgage Management+ (B)                     197,001             2,464
  Anthracite Capital+                                 143,624             1,846
  Anworth Mortgage Asset+                             143,204             1,121
  Arbor Realty Trust+                                  39,910             1,004
  Archstone-Smith Trust+                               81,057             4,311

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
  Argonaut Group*                                      28,518        $      877
  Aspen Insurance Holdings                             69,500             1,719
  Asset Acceptance Capital*                            30,700               454
  Assured Guaranty                                     92,030             2,462
  Asta Funding (B)                                     26,791               885
  AvalonBay Communities+                               48,200             5,832
  BancFirst                                             7,800               369
  BancorpSouth                                        120,084             3,370
  Bank Mutual                                         100,062             1,232
  Bank of the Ozarks                                   10,000               319
  BankAtlantic Bancorp, Cl A (B)                       92,113             1,296
  Bankunited Financial, Cl A (B)                      125,615             3,237
  BioMed Realty Trust+ (B)                             52,069             1,621
  Boston Private Financial Holdings (B)                61,100             1,525
  Boston Properties+                                   39,600             4,025
  Brandywine Realty Trust+                             90,700             2,960
  Calamos Asset Management, Cl A                       16,500               433
  Camden Property Trust+ (B)                           47,700             3,701
  Capital Southwest                                     9,800             1,071
  Capital Trust, Cl A+ (B)                             10,500               412
  CapitalSource+                                        6,646               162
  Cardinal Financial                                   62,152               691
  Cascade Bancorp (B)                                  18,697               665
  Cash America International                           12,300               454
  Cathay General Bancorp (B)                           24,900               929
  CB Richard Ellis Group, Cl A*                        73,675             1,695
  Cedar Shopping Centers+                              33,304               512
  Center Financial                                     18,500               451
  Central Pacific Financial                            56,914             2,060
  Chemical Financial                                   54,900             1,621
  Chicago Mercantile Exchange
    Holdings                                            1,334               587
  Citizens Banking (B)                                 61,056             1,539
  City Bank                                             4,100               209
  City Holding                                         10,500               413
  Clark                                                42,569               550
  CNA Surety*                                          38,100               758
  Cohen & Steers (B)                                   52,600             1,505
  Colonial Properties Trust+                           10,447               518
  Columbia Bancorp                                      3,400                84
  Columbia Banking System                              11,200               350
  Commerce Group                                       67,400             2,008
  Commercial Capital Bancorp                            9,400               149
  Community Bancorp*                                    4,700               159
  Community Bank System                                40,000               875
  Community Trust Bancorp                              13,192               507
  CompuCredit*                                         45,543             1,328
  Corporate Office Properties Trust+                  149,150             7,006
  Corus Bankshares (B)                                100,831             2,199
  Cousins Properties+                                  19,000               653
  Cowen Group*                                         47,100               663
  Crawford, Cl B                                       13,824               109
  Delphi Financial Group, Cl A (B)                    126,401             4,914
  DiamondRock Hospitality+ (A)                        102,500             1,722
  DiamondRock Hospitality+ (B)                        100,400             1,687
  Digital Realty Trust+ (B)                            20,300               607
  Dime Community Bancshares                            76,890             1,099
  Direct General                                       61,940               825
  Dollar Financial*                                    73,000             1,394
  Doral Financial                                     121,841               610
  Downey Financial                                     18,850             1,157
  Eagle Hospitality Properties Trust+                  55,000               492
  Eaton Vance                                          39,868             1,060
  Education Realty Trust+                             135,687             1,923
  EMC Insurance Group                                   5,271               155
  Encore Capital Group*                                 9,287               108
  Entertainment Properties Trust+                       4,600               229
  Equity Inns+                                        160,758             2,472


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
  Equity Office Properties Trust+ (B)                 132,700        $    4,922
  Equity One+                                          59,774             1,503
  Equity Residential+                                  92,300             4,603
  Essex Property Trust+                                21,500             2,698
  Extra Space Storage+                                127,700             2,235
  Ezcorp, Cl A (B)*                                     4,600               181
  FBL Financial Group, Cl A                            26,800               889
  Federal Agricultural Mortgage, Cl C                  70,064             1,965
  Federal Realty Investment Trust+                     42,800             3,170
  Federated Investors, Cl B                            40,000             1,339
  FelCor Lodging Trust+                               112,100             2,405
  Financial Federal                                    38,880             1,019
  First American                                       44,000             1,787
  First Bancorp                                         3,400                70
  First Cash Financial Services*                      167,105             3,481
  First Community Bancorp                               8,500               456
  First Financial Bancorp                              83,738             1,298
  First Financial Bankshares                            1,166                45
  First Merchants                                      34,800               848
  First Midwest Bancorp                                71,368             2,666
  First Niagara Financial Group                        90,300             1,351
  First Place Financial                                 3,096                73
  First Regional Bancorp*                               7,800               220
  First Republic Bank                                  45,250             1,929
  FirstFed Financial (B)*                              65,248             3,319
  FirstMerit                                           76,625             1,763
  Flagstar Bancorp                                     82,300             1,197
  Flushing Financial                                   53,800               943
  FNB                                                  25,242               413
  Fpic Insurance Group (B)*                            36,300             1,497
  Frontier Financial (B)                                4,750               194
  GAMCO Investors, Cl A                                22,900               878
  GFI Group*                                           20,700               963
  Glacier Bancorp                                      32,188             1,045
  Gramercy Capital+                                    21,700               588
  Greater Bay Bancorp                                 126,458             3,600
  Greenhill (B)                                        47,300             2,603
  Grubb & Ellis Realty Advisors*                      314,500             2,044
  Hancock Holding                                       3,070               159
  Hanmi Financial                                      31,700               619
  Hanover Insurance Group                              58,083             2,585
  Harbor Florida Bancshares                             4,728               209
  HCC Insurance Holdings (B)                           55,750             1,811
  Health Care+                                         28,414             1,135
  Heritage Commerce                                     6,100               143
  Hersha Hospitality Trust+                           211,700             2,132
  Highbury Financial*                                 147,100               988
  Highland Hospitality+                                85,300             1,175
  Hilb Rogal & Hobbs                                   85,700             3,708
  Horace Mann Educators                                54,979             1,009
  Horizon Financial                                     3,700               111
  Host Hotels & Resorts+ (B)                           91,500             2,062
  Housevalues (B)*                                     56,000               332
  HRPT Properties Trust+                              184,100             2,136
  Hub International                                    87,400             2,503
  IndyMac Bancorp                                      18,400               719
  Innkeepers USA Trust+                               232,626             3,852
  IntercontinentalExchange*                            14,600               924
  International Bancshares                             17,683               504
  Intervest Bancshares (B)*                            16,200               681
  Investment Technology Group*                         54,510             2,519
  IPC Holdings                                         30,700               858
  Irwin Financial                                     110,088             2,096
  Kansas City Life Insurance                           19,200               820
  Lakeland Financial                                    2,800                69
  LandAmerica Financial Group                          23,300             1,474
  Longview Fibre+                                       7,040               147
  LTC Properties+                                      30,900               736

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
  Luminent Mortgage Capital+                          164,800        $    1,669
  Macatawa Bank                                         5,544               129
  Macerich+                                            42,800             3,195
  Mack-Cali Realty+                                    84,300             4,481
  MAF Bancorp                                          75,050             3,097
  Marsh & McLennan                                     45,299             1,185
  Max Re Capital                                       31,500               731
  Medical Properties Trust                            128,000             1,714
  MFA Mortgage Investments+                           217,600             1,530
  Midwest Banc Holdings (B)                            77,700             1,862
  Mid-State Bancshares                                 18,982               514
  MortgageIT Holdings+                                 10,272               149
  Move (B)*                                           360,800             1,652
  Nara Bancorp                                         67,668             1,252
  Nasdaq Stock Market (B)*                             69,900             1,993
  National Financial Partners                          28,356             1,044
  National Retail Properties                           36,000               801
  Nationwide Financial Services, Cl A                  20,478               991
  Navigators Group*                                     6,259               288
  NBT Bancorp                                          77,332             1,808
  Newcastle Investment+                                15,373               422
  NorthStar Realty Finance+                           136,402             1,635
  Novastar Financial+ (B)                              22,300               657
  Ocwen Financial*                                      8,439               124
  Odyssey Re Holdings (B)                              43,300             1,316
  Ohio Casualty                                        63,900             1,658
  Old National Bancorp                                121,100             2,266
  Omega Healthcare Investors+                          13,300               196
  Pacific Capital Bancorp                               3,698               103
  PFF Bancorp                                          65,690             2,371
  Pico Holdings*                                       35,058             1,188
  Piper Jaffray (B)*                                   52,600             3,081
  Platinum Underwriters Holdings                      135,048             4,011
  PMA Capital, Cl A*                                   43,991               411
  PMI Group                                            21,300               921
  Portfolio Recovery Associates (B)*                   84,100             3,340
  Post Properties+                                     74,500             3,591
  Preferred Bank                                       12,400               695
  Premierwest Bancorp                                   4,935                76
  Presidential Life                                    56,300             1,327
  ProAssurance*                                        34,505             1,736
  Prologis+                                           110,100             6,216
  Prosperity Bancshares (B)                             3,800               134
  Provident Bankshares                                 26,566               996
  PS Business Parks+                                   19,800             1,210
  Public Storage+ (B)                                  51,824             4,491
  R & G Financial, Cl B                                47,666               343
  Rainier Pacific Financial Group                      22,736               418
  RAIT Investment Trust+                              135,500             3,791
  Reckson Associates Realty+                           90,200             3,860
  RenaissanceRe Holdings                               14,800               762
  Republic Bancorp                                    175,500             2,269
  RLI                                                  13,972               683
  Safety Insurance Group                               26,900             1,383
  Santander BanCorp                                    43,665               881
  Saxon Capital+                                        6,885                96
  SeaBright Insurance Holdings*                        19,023               241
  Security Capital Assurance (B)*                      31,900               697
  Selective Insurance Group                            13,000               676
  Shore Bancshares                                      2,800                80
  Sierra Bancorp                                          800                25
  Signature Bank (B)*                                 104,333             3,427
  Simon Property Group+                                50,100             4,248
  SL Green Realty+ (B)                                 30,100             3,358
  Smithtown Bancorp (B)                                 3,400                95
  South Financial Group                                89,447             2,418
  Southwest Bancorp                                     7,415               197
  Spirit Finance+                                      65,300               741


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
  Sterling Bancorp                                     13,822        $      269
  Sterling Financial--PA                                4,350                97
  Sterling Financial--WA                              105,716             3,495
  Stewart Information Services (B)                    102,613             3,500
  Strategic Hotels & Resorts+                         348,800             7,116
  Suffolk Bancorp (B)                                   3,200               111
  Sunstone Hotel Investors+ (B)                        76,000             2,272
  Susquehanna Bancshares                               58,400             1,429
  SVB Financial Group (B)*                            108,100             4,885
  SWS Group                                            22,334               549
  Taubman Centers+                                     39,300             1,583
  Taylor Capital Group                                 33,591               988
  TD Ameritrade Holding                                 9,935               174
  TD Banknorth                                         53,117             1,572
  Thomas Weisel Partners Group*                       108,700             1,579
  TierOne                                              13,400               457
  Tower Group (B)                                      52,345             1,526
  TradeStation Group*                                 100,700             1,475
  Trammell Crow*                                       65,110             2,241
  Trico Bancshares                                      3,900                96
  Trustmark                                            38,332             1,210
  UCBH Holdings                                       101,390             1,839
  UMB Financial (B)                                    50,880             1,774
  Umpqua Holdings                                      44,854             1,228
  UnionBanCal                                          14,601               875
  United America Indemnity, Cl A*                      30,726               660
  United Bankshares                                    33,700             1,256
  United Fire & Casualty                               60,380             1,689
  United PanAm Financial*                              31,306               534
  Universal American Financial*                        44,871               688
  UnumProvident                                        22,564               428
  Vineyard National Bancorp                            24,900               678
  Virginia Financial Group                              2,100                91
  W Holding                                            14,400                73
  Waddell & Reed Financial, Cl A                       35,700               829
  Washington Federal                                   40,890               909
  Washington+                                          29,147             1,184
  WesBanco                                             44,700             1,356
  West Coast Bancorp                                    3,400               104
  Whitney Holding                                      27,163               955
  Wilshire Bancorp                                     39,975               777
  Windrose Medical Properties Trust+                   13,000               197
  Winston Hotels+                                      63,211               753
  Wintrust Financial                                   22,900             1,152
  World Acceptance (B)*                                61,065             2,441
  WR Berkley                                           32,000             1,120
  WSFS Financial                                       11,094               702
  Zenith National Insurance                            27,300             1,032
                                                                     ----------
                                                                        390,005
                                                                     ----------

HEALTH CARE -- 10.7%
  Abaxis*                                              33,010               793
  Abraxis BioScience*                                   7,089               176
  Accelrys*                                           138,400               761
  Adams Respiratory Therapeutics (B)*                  10,931               446
  Affymetrix (B)*                                     104,806             2,233
  Albany Molecular Research*                           33,400               327
  Alexion Pharmaceuticals*                             10,643               400
  Align Technology (B)*                               156,000               975
  Alkermes (B)*                                       165,175             2,701
  Alliance Imaging*                                   252,900             1,639
  Alnylam Pharmaceuticals (B)*                         23,584               307
  Alpharma, Cl A (B)                                  198,012             4,146
  America Service Group*                               34,700               448
  American Dental Partners*                            12,050               198
  American Medical Systems
    Holdings (B)*                                      28,885               507

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
  AMN Healthcare Services*                            137,370        $    3,297
  Amsurg (B)*                                         143,497             3,454
  Anadys Pharmaceuticals*                             130,300               486
  Analogic (B)                                         22,456             1,276
  Andrx*                                               21,000               501
  Applera - Celera Genomics Group*                    222,100             3,092
  Apria Healthcare Group*                              16,200               330
  Arena Pharmaceuticals (B)*                           78,800               967
  Ariad Pharmaceuticals (B)*                          333,300             1,583
  Array Biopharma*                                    206,900             1,755
  Arthrocare*                                          37,260             1,699
  Axcan Pharma*                                        41,900               585
  Bio-Rad Laboratories, Cl A*                          11,500               844
  Bio-Reference Labs*                                  24,186               546
  BioMarin Pharmaceuticals*                            28,771               479
  Biosite (B)*                                         68,684             3,022
  Bradley Pharmaceuticals*                              6,568                97
  Cambrex                                              64,000             1,443
  Candela*                                             29,400               307
  Caraco Pharmaceutical Laboratories*                   8,300                94
  Cell Genesys (B)*                                   254,200             1,268
  Cephalon (B)*                                       111,400             6,352
  Chemed                                                8,367               330
  CNS                                                  29,641               836
  Coley Pharmaceutical Group (B)*                      24,361               253
  Combinatorx (B)*                                     52,800               399
  Community Health Systems*                            31,900             1,236
  Conceptus (B)*                                      114,200             1,970
  Conmed (B)*                                         151,900             3,112
  Conor Medsystems (B)*                                52,900             1,428
  Cooper (B)                                           40,100             2,004
  Cross Country Healthcare*                           119,400             1,961
  Cubist Pharmaceuticals (B)*                         231,165             5,423
  CV Therapeutics (B)*                                475,241             5,346
  Cyberonics (B)*                                      42,000               684
  Cynosure*                                            22,000               319
  Cypress Bioscience*                                  53,597               386
  Dade Behring Holdings                                 7,000               283
  Datascope                                            29,500               971
  Digene (B)*                                         104,885             4,368
  Dionex*                                               5,443               274
  Discovery Laboratories (B)*                          87,400               149
  DJO (B)*                                             81,667             3,150
  Emisphere Technologies (B)*                          41,700               345
  Encore Medical*                                      58,171               372
  Encysive Pharmaceuticals (B)*                       301,400             1,329
  Endo Pharmaceuticals Holdings*                       66,999             2,213
  Enzon Pharmaceuticals (B)*                           53,300               436
  eResearch Technology*                                22,350               195
  Exelixis (B)*                                       213,218             2,075
  Five Star Quality Care*                             106,600             1,093
  Flamel Technologies ADR (B)*                         23,000               416
  Genesis HealthCare (B)*                               9,500               433
  Greatbatch (B)*                                      39,100               956
  Haemonetics*                                         10,079               469
  HealthTronics (B)*                                  101,974               671
  Healthways (B)*                                      33,535             1,731
  Hologic (B)*                                         41,397             1,788
  Human Genome Sciences (B)*                          253,974             2,852
  ICOS*                                                16,200               398
  Illumina (B)*                                        16,464               555
  Immucor*                                            118,809             2,468
  Incyte (B)*                                         346,300             1,770
  InterMune*                                           17,845               308
  Invacare                                             25,000               580
  inVentiv Health (B)*                                 83,010             2,584
  Inverness Medical Innovations*                        7,384               249
  Ista Pharmaceuticals (B)*                           165,400               949


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
  Kendle International*                                42,430        $    1,121
  Keryx Biopharmaceuticals*                           112,400             1,543
  Kindred Healthcare*                                  14,150               441
  Kos Pharmaceuticals*                                  1,088                53
  Kyphon (B)*                                           7,300               264
  Lifecell (B)*                                        30,994               935
  LifePoint Hospitals*                                 17,239               587
  Luminex (B)*                                         24,700               470
  Magellan Health Services (B)*                        34,500             1,658
  Matria Healthcare*                                   19,391               524
  Medarex (B)*                                        442,400             4,751
  Medcath*                                             18,016               508
  Medical Staffing Network
    Holdings (B)*                                     108,200               713
  Medicines*                                           11,044               249
  Medicis Pharmaceutical, Cl A                          9,535               279
  Mentor                                               14,200               689
  Meridian Bioscience                                  12,723               304
  Merit Medical Systems*                                5,502                77
  MGI Pharma (B)*                                     133,000             2,012
  Micrus Endovascular*                                135,700             1,884
  Millennium Pharmaceuticals*                           8,800                96
  Molecular Devices*                                   27,500               660
  Molina Healthcare*                                    2,744               102
  Myogen*                                              13,981               487
  Myriad Genetics (B)*                                130,030             3,288
  Nastech Pharmaceutical (B)*                         177,400             2,693
  National Dentex*                                     43,500               924
  Nektar Therapeutics (B)*                            139,400             2,442
  Neurocrine Biosciences (B)*                          32,000               371
  Neurometrix (B)*                                     38,435             1,042
  New River Pharmaceuticals (B)*                       16,000               417
  Northfield Laboratories*                             17,865               194
  NuVasive (B)*                                        19,464               400
  Odyssey HealthCare*                                  22,418               360
  Option Care                                          61,283               810
  OraSure Technologies (B)*                           138,703               951
  Orthofix International*                              18,366               722
  Owens & Minor                                        56,723             1,825
  Pain Therapeutics (B)*                              123,800             1,003
  Palomar Medical Technologies*                         1,600                64
  Par Pharmaceutical*                                  69,970             1,256
  Parexel International*                               35,486             1,175
  PDL BioPharma (B)*                                  109,100             2,149
  Pediatrix Medical Group*                              1,904                87
  Per-Se Technologies (B)*                             63,000             1,436
  Pharmacopeia Drug Discovery*                         75,429               318
  Phase Forward*                                       67,255               793
  PolyMedica                                           67,200             2,728
  PRA International (B)*                               26,791               696
  Progenics Pharmaceuticals*                           18,400               417
  PSS World Medical (B)*                              113,450             2,201
  Psychiatric Solutions*                               80,135             2,565
  Radiation Therapy Services (B)*                      36,893             1,067
  Res-Care*                                            59,192             1,187
  Respironics*                                         20,070               741
  Rigel Pharmaceuticals (B)*                          110,800             1,099
  Sciele Pharma (B)*                                   39,600               693
  Senomyx (B)*                                         28,451               441
  Somanetics*                                          19,802               334
  Stratagene*                                           3,400                16
  SurModics (B)*                                       54,652             1,912
  Symbion*                                             98,500             2,277
  Symmetry Medical*                                    44,416               616
  Taro Pharmaceuticals Industries*                    126,700             1,657
  Techne*                                               5,069               258
  Telik*                                              262,000             4,671
  Tenet Healthcare*                                    10,148                80

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
  Tercica (B)*                                        134,500        $      901
  Theravance*                                          17,217               457
  Triad Hospitals*                                     15,332               676
  Trimeris*                                            12,300               115
  Trizetto Group (B)*                                   8,200               113
  United Surgical Partners
    International (B)*                                 20,546               580
  United Therapeutics*                                 83,107             4,537
  Universal Health Services, Cl B                       9,395               532
  Valeant Pharmaceuticals International                17,127               337
  Varian*                                              20,839               973
  Ventana Medical Systems*                             40,487             1,888
  Viropharma (B)*                                      51,500               644
  West Pharmaceutical Services                         64,828             2,587
  Zoll Medical (B)*                                    12,900               489
                                                                     ----------
                                                                        197,263
                                                                     ----------

INDUSTRIALS -- 14.1%
  ABX Air (B)*                                         91,965               510
  ACCO Brands*                                         20,900               453
  Accuride*                                            40,900               446
  Active Power (B)*                                    60,700               185
  Actuant, Cl A                                        23,777             1,072
  Acuity Brands                                        28,883             1,234
  Adesa                                                64,400             1,423
  Advisory Board*                                      65,614             3,334
  AGCO (B)*                                            80,687             2,005
  Alaska Air Group*                                    39,974             1,514
  Albany International, Cl A                           69,839             2,439
  Amerco*                                              20,712             1,468
  American Commercial Lines (B)*                       40,300             2,116
  American Reprographics*                              59,618             1,819
  American Science & Engineering (B)*                  21,500               988
  American Woodmark (B)                                35,500             1,119
  Ameron International                                  6,700               470
  AMR*                                                  3,700                76
  AO Smith                                             86,380             3,465
  Apogee Enterprises                                  105,917             1,590
  Applied Industrial Technologies (B)                  94,050             2,126
  Aries Maritime Transport                            126,700             1,389
  Arkansas Best                                         8,900               393
  Armor Holdings*                                      25,000             1,322
  ASV*                                                 12,891               198
  Atlas Air Worldwide Holdings*                        12,000               527
  Badger Meter                                         15,467               405
  Banta (B)                                            66,563             3,132
  Basin Water (B)*                                     85,400               681
  BE Aerospace*                                       191,167             4,561
  Belden (B)                                           89,204             3,188
  BlueLinx Holdings                                    28,200               298
  Brink's                                              56,500             3,219
  Bucyrus International, Cl A                           2,212               114
  Builders FirstSource (B)*                            48,300               734
  C&D Technologies                                     10,656                85
  Casella Waste Systems, Cl A*                         15,514               183
  CDI                                                  13,500               283
  Cenveo*                                              32,926               691
  Ceradyne (B)*                                        46,759             2,061
  CH Robinson Worldwide                                12,341               565
  Chart Industries*                                    32,000               416
  Chicago Bridge & Iron                                30,086               813
  CIRCOR International                                 40,336             1,157
  Clean Harbors (B)*                                   14,965               625
  CNH Global                                           27,240               599
  Columbus McKinnon*                                   14,966               277
  Comfort Systems USA                                 174,909             2,279
  Commercial Vehicle Group*                            40,900               802


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
  Con-way                                              39,221        $    1,877
  Consolidated Graphics*                               32,671             2,031
  Continental Airlines, Cl B (B)*                     118,925             2,984
  Copart (B)*                                          36,300             1,019
  Corrections of America*                               4,548               286
  CRA International*                                   34,506             1,552
  Crane                                                 2,100                84
  Cubic                                                45,500               916
  Curtiss-Wright                                       30,677               954
  Deluxe                                               40,100               719
  Diamond Management & Technology
    Consultants (B)*                                  119,500             1,113
  Dynamic Materials (B)                                77,500             2,834
  DynCorp International, Cl A*                         99,200             1,079
  EGL*                                                  5,883               180
  Electro Rent*                                        10,071               162
  EMCOR Group*                                         42,283             2,344
  Encore Wire*                                          4,695               176
  EnPro Industries*                                     6,500               204
  ESCO Technologies (B)*                               41,100             2,098
  Esterline Technologies*                              17,009               596
  Exponent*                                             4,000                61
  ExpressJet Holdings*                                 71,100               497
  Federal Signal (B)                                   70,895             1,107
  Flanders (B)*                                       126,400             1,270
  Flowserve (B)*                                       20,400             1,043
  Freightcar America (B)                               56,975             3,316
  Frontier Airlines Holdings*                           7,439                52
  Gardner Denver*                                     104,524             3,760
  GATX                                                 43,976             1,632
  General Cable*                                      101,358             3,905
  Genesee & Wyoming, Cl A*                             31,925               795
  Genlyte Group*                                       37,047             2,428
  Geo Group*                                           17,620               787
  Global Power Equipment Group (B)*                    39,800                88
  Goodman Global*                                      24,800               312
  GrafTech International (B)*                         322,960             1,760
  Granite Construction                                 45,000             2,414
  Greenbrier                                            4,216               117
  Griffon (B)*                                         56,109             1,327
  Grupo Aeroportuario del Sureste ADR                  46,500             1,643
  Grupo TMM ADR, Cl A*                                 98,400               252
  H&E Equipment Services (B)*                          47,000             1,225
  Heico                                                20,087               544
  Herman Miller                                        74,000             2,090
  Hexcel (B)*                                         106,500             1,600
  HUB Group, Cl A (B)*                                151,042             3,519
  Hudson Highland Group*                               70,763               709
  ICT Group*                                            5,000               145
  IHS, Cl A*                                           19,746               593
  IKON Office Solutions                               253,470             3,612
  Innerworkings*                                       45,449               527
  Innovative Solutions & Support*                           1                --
  Insituform Technologies, Cl A (B)*                   32,678               750
  Jacobs Engineering Group*                             4,884               425
  JB Hunt Transport Services                           29,148               573
  JLG Industries                                      109,500             1,912
  John H. Harland                                      45,000             1,681
  Joy Global                                           19,424               846
  K&F Industries Holdings*                             32,800               616
  Kadant*                                              50,215             1,325
  Kansas City Southern (B)*                            92,235             2,430
  Kaydon (B)                                           88,997             3,392
  Kelly Services, Cl A                                  6,451               176
  Kenexa (B)*                                          82,125             2,099
  Kennametal                                           14,599               770
  Kforce*                                              28,851               355
  Kirby*                                               12,892               378

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
  Knight Transportation                               108,075        $    1,858
  Knoll                                               165,832             2,957
  Korn/Ferry International (B)*                        50,900             1,039
  Labor Ready*                                          8,200               140
  Lamson & Sessions (B)*                              137,890             3,484
  Lincoln Electric Holdings                            57,100             3,142
  Lydall*                                              19,333               165
  Manitowoc                                            17,566               776
  McGrath Rentcorp                                      7,451               170
  Mesa Air Group (B)*                                 124,800               986
  Milacron (B)*                                       243,848               212
  Mine Safety Appliances                               10,035               356
  Mobile Mini*                                         13,486               363
  Moog, Cl A*                                          24,666               805
  Mueller Industries                                    5,700               218
  NACCO Industries, Cl A                                4,145               553
  Navigant Consulting (B)*                             51,300             1,010
  Navistar International (B)*                         187,042             4,291
  NCI Building Systems (B)*                           113,945             6,192
  NCO Group*                                           10,183               267
  Nordson                                              14,500               581
  Orbital Sciences*                                    68,579             1,241
  Pacer International                                   8,131               224
  Pall                                                 87,600             2,384
  PAM Transportation Services*                          1,400                35
  Perini*                                              23,438               562
  PGT*                                                  7,900               116
  Pike Electric*                                       47,100               826
  Power-One*                                           61,100               415
  PW Eagle*                                            17,300               603
  Quanta Services (B)*                                133,671             2,370
  RBC Bearings*                                        58,005             1,234
  Regal-Beloit                                         31,970             1,380
  Resources Connection (B)*                            36,500               891
  Robbins & Myers                                      63,460             1,828
  Ryder System                                         65,600             3,242
  Saia*                                                15,710               483
  School Specialty (B)*                                43,118             1,541
  Shaw Group*                                          36,203               911
  Simpson Manufacturing (B)                            66,800             1,760
  SIRVA*                                               39,178               119
  Skywest                                             102,638             2,481
  Spherion*                                           189,477             1,415
  Standard Register                                    22,494               289
  Sun Hydraulics                                        8,000               158
  Superior Essex*                                      40,825             1,458
  TAL International Group*                            108,900             2,555
  Taleo, Cl A*                                         56,768               597
  Tecumseh Products, Cl A*                             67,600             1,004
  Teledyne Technologies*                               55,455             2,126
  Terex (B)*                                           40,400             1,775
  Tetra Tech*                                         148,540             2,466
  Titan International (B)                              44,715               788
  United Industrial                                    11,900               641
  United Rentals (B)*                                 147,638             3,198
  United Stationers*                                   62,576             2,868
  Universal Forest Products (B)                        70,400             3,433
  Universal Truckload Services*                        39,000             1,076
  URS*                                                 60,839             2,467
  US Xpress Enterprises, Cl A (B)*                     52,312             1,090
  Volt Information Sciences*                            9,316               397
  Wabash National                                      88,400             1,219
  Wabtec                                              155,196             4,378
  Walter Industries (B)                                29,600             1,629
  Washington Group International*                      73,642             4,360
  Waste Connections (B)*                               72,496             2,666
  Waste Industries USA                                  2,900                69
  Watson Wyatt Worldwide, Cl A                        214,800             8,519


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
  Watts Water Technologies, Cl A                        9,200        $      285
  WESCO International (B)*                             12,564               735
  Williams Scotsman International*                    116,055             2,436
  Woodward Governor                                    73,200             2,465
  YRC Worldwide (B)*                                   42,300             1,556
                                                                     ----------
                                                                        259,244
                                                                     ----------

INFORMATION TECHNOLOGY -- 20.4%
  24/7 Real Media (B)*                                219,700             1,995
  Actel (B)*                                           58,800               913
  Actuate*                                            186,385               705
  Adaptec*                                            464,700             1,915
  ADC Telecommunications*                              22,700               310
  ADE*                                                 15,238               490
  Advanced Energy Industries (B)*                     100,000             1,437
  Advanced Micro Devices*                               4,063               102
  Advent Software*                                     72,000             2,358
  Aeroflex*                                           267,418             2,786
  Agile Software*                                      64,163               370
  Agilysys                                             85,910             1,161
  Akamai Technologies (B)*                             94,092             3,688
  Alliance Semiconductor (B)*                         116,600               358
  Altera (B)*                                         419,815             8,493
  Altiris*                                             62,040             1,402
  AMIS Holdings*                                       12,251               112
  Amkor Technology (B)*                               197,100             1,118
  Anadigics (B)*                                      110,967               828
  Anixter International                                19,517             1,063
  Ansoft*                                              23,600               567
  Ansys*                                                9,248               432
  aQuantive (B)*                                      165,817             4,112
  Arris Group*                                        123,486             1,415
  Art Technology Group*                               309,081               847
  Aspen Technology (B)*                               169,040             1,886
  Asyst Technologies*                                 420,958             3,153
  ATMI (B)*                                            61,387             1,772
  Avanex (B)*                                         237,800               419
  Avid Technology (B)*                                 20,735               826
  Avnet*                                               66,334             1,297
  Avocent (B)*                                         46,482             1,405
  Axcelis Technologies*                                38,204               240
  Bankrate (B)*                                        16,041               456
  BearingPoint (B)*                                   153,800             1,286
  Bel Fuse, Cl B                                        2,900               107
  Bell Microproducts*                                  92,347               451
  Benchmark Electronics*                               23,566               588
  BISYS Group*                                        197,315             2,030
  Black Box                                            67,759             2,611
  Blackbaud                                            56,903             1,315
  Borland Software*                                    47,100               277
  Brightpoint*                                        157,471             2,620
  Broadcom, Cl A*                                       2,082                61
  Brocade Communications Systems*                     664,200             4,118
  Brooks Automation (B)*                              350,038             4,866
  Cabot Microelectronics*                               1,804                57
  CACI International, Cl A*                            15,600               828
  Checkpoint Systems*                                  35,037               636
  Chordiant Software*                                 145,690               389
  Ciber*                                              326,579             2,159
  Cirrus Logic*                                        54,259               397
  Citrix Systems*                                      26,745               821
  Click Commerce (B)*                                  11,055               202
  CMGI*                                               313,174               348
  CNET Networks (B)*                                  300,700             2,836
  Cogent (B)*                                         162,600             2,322
  Coherent (B)*                                        49,443             1,793
  Cohu                                                  4,288                72

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
  CommScope (B)*                                      145,044        $    4,237
  Comtech Group (B)*                                   95,170             1,061
  Comtech Telecommunications*                          26,371               863
  Concur Technologies (B)*                             68,326               952
  Conexant Systems*                                   255,700               527
  CPI International*                                    6,400                81
  Credence Systems*                                   139,800               354
  Cree (B)*                                           102,000             1,899
  CSG Systems International (B)*                      154,293             4,154
  CTS                                                  69,600             1,023
  Cymer (B)*                                           87,654             3,607
  Cypress Semiconductor*                               60,950               953
  DealerTrack Holdings*                                16,595               361
  Digimarc*                                           266,700             1,838
  Digital Insight*                                     51,300             1,334
  Digital River*                                        2,687               130
  Digitas*                                              5,239                47
  Diodes (B)*                                          84,618             3,168
  Ditech Networks*                                     32,370               285
  Dycom Industries (B)*                                96,000             1,944
  Earthlink (B)*                                      428,300             3,148
  EFJ*                                                140,000               994
  Electronics for Imaging*                             77,790             1,792
  Emulex*                                             126,693             2,194
  Entegris*                                           110,475             1,200
  EPIQ Systems*                                        37,592               559
  Euronet Worldwide (B)*                              101,207             2,459
  F5 Networks*                                         15,782               791
  Factset Research Systems                             37,200             1,641
  Fairchild Semiconductor International*              126,958             2,289
  Filenet*                                             40,300             1,408
  Finisar*                                            205,900               764
  Flir Systems (B)*                                    59,675             1,653
  Formfactor*                                          41,002             1,979
  Foundry Networks*                                   131,500             1,600
  Gateway*                                             44,306                89
  Gevity HR (B)                                        12,800               329
  Global Imaging Systems*                              31,576               692
  Harmonic*                                           106,671               662
  Heartland Payment Systems (B)*                       15,500               419
  Hittite Microwave (B)*                               32,130             1,452
  Hutchinson Technology (B)*                          119,500             2,466
  Hyperion Solutions*                                  48,554             1,608
  i2 Technologies (B)*                                129,013             2,103
  i2 Technologies*                                      4,526                74
  Imation                                              87,236             3,457
  Immersion (B)*                                      426,148             2,514
  InFocus*                                            111,700               302
  Informatica (B)*                                    159,500             2,335
  Infospace*                                           38,700               860
  infoUSA                                              40,500               335
  Interdigital Communications (B)*                    113,300             3,765
  Intergraph*                                          15,541               581
  Intermec*                                             9,151               274
  Internap Network Services (B)*                       37,292               446
  International DisplayWorks (B)*                     251,382             1,471
  International Rectifier*                              4,388               155
  Interwoven*                                          24,493               269
  Intevac*                                             70,197             1,179
  Iomega (B)*                                         195,100               550
  Itron (B)*                                           87,329             4,889
  IXYS*                                                 5,600                49
  j2 Global Communications (B)*                        56,520             1,420
  JDA Software Group*                                 125,700             2,085
  Jupitermedia*                                       398,400             2,845
  Keane (B)*                                          107,900             1,670
  Kemet*                                              126,300             1,039
  Keynote Systems*                                     89,600               952


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
  Knot*                                                36,000        $      627
  Komag (B)*                                           94,217             3,388
  Kulicke & Soffa Industries*                         105,887               833
  Lattice Semiconductor*                              808,200             5,916
  Lawson Software (B)*                                490,650             3,268
  LeCroy*                                              71,700               921
  Lightbridge*                                         46,200               550
  Linear Technology                                     5,271               179
  Lionbridge Technologies*                            334,100             2,379
  Littelfuse (B)*                                      26,153               944
  LoJack (B)*                                          79,833             1,667
  LoopNet*                                             98,517             1,286
  LTX (B)*                                            443,827             2,250
  Macrovision*                                          4,764               111
  Magma Design Automation (B)*                        161,900             1,227
  Manhattan Associates*                                87,200             2,024
  Mantech International, Cl A*                         11,667               355
  Marchex, Cl B (B)*                                  253,866             4,168
  Mastec (B)*                                         109,400             1,268
  Mattson Technology*                                  16,900               132
  MAXIMUS                                              56,048             1,492
  McData, Cl A (B)*                                   186,200               799
  Mentor Graphics*                                     43,635               633
  Methode Electronics                                 113,400               900
  Mettler Toledo International*                        22,835             1,392
  Microsemi (B)*                                      142,435             3,955
  MicroStrategy, Cl A (B)*                             19,600             1,787
  MKS Instruments (B)*                                 74,492             1,556
  MPS Group*                                           69,860               982
  MRO Software*                                        42,905             1,102
  MTS Systems                                          41,799             1,403
  Net 1 UEPS Technologies*                             34,263               832
  Netgear (B)*                                         12,600               248
  Netlogic Microsystems (B)*                           95,490             2,818
  Nuance Communications (B)*                          347,216             2,726
  O2Micro International ADR*                           60,400               363
  Omnivision Technologies (B)*                         88,100             1,462
  ON Semiconductor (B)*                               252,900             1,520
  Online Resources (B)*                                77,059               819
  Openwave Systems*                                    25,581               207
  Opsware (B)*                                         88,700               625
  Orbotech*                                            70,300             1,688
  OSI Systems (B)*                                     99,600             1,961
  Palm (B)*                                            45,000               655
  Parametric Technology*                              244,701             3,942
  Parkervision (B)*                                   161,000               993
  Parkervision*                                        33,000               204
  Paxar (B)*                                           95,391             1,857
  Perot Systems, Cl A (B)*                            196,243             2,818
  Photon Dynamics*                                     12,283               165
  Photronics (B)*                                     183,682             2,665
  Pixelworks*                                         385,000               939
  Planar Systems*                                       8,939                88
  Plantronics                                          27,296               489
  Plexus*                                              23,200               460
  PLX Technology (B)*                                 260,245             2,790
  PMC - Sierra (B)*                                    77,900               533
  Polycom (B)*                                        474,500            11,288
  PowerDsine*                                          80,200               742
  Powerwave Technologies (B)*                         218,752             1,658
  Presstek (B)*                                       166,021             1,363
  Quality Systems (B)*                                 16,697               670
  Quantum*                                            991,500             2,191
  Quest Software*                                      15,923               222
  Rackable Systems*                                   129,715             3,601
  RADWARE*                                             33,500               443
  Radyne*                                              20,300               248
  RealNetworks (B)*                                    98,800             1,090

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
  Reynolds & Reynolds, Cl A                            49,100        $    1,883
  RF Micro Devices (B)*                               843,000             5,581
  Richardson Electronics                               62,474               515
  Rofin-Sinar Technologies*                             1,940               106
  Rogers*                                               5,136               298
  Rudolph Technologies*                               104,700             1,874
  SAVVIS*                                                 300                 7
  Seachange International (B)*                        265,900             2,247
  Seagate Technology                                   48,952             1,089
  Secure Computing*                                   107,697               684
  Sina (B)*                                             9,577               231
  Sirf Technology Holdings (B)*                        80,038             2,107
  Skyworks Solutions*                               1,059,990             4,908
  Solectron*                                        1,364,200             4,284
  SonicWALL*                                            9,173                94
  Spatialight (B)*                                    337,200               765
  Spatialight*                                        191,233               413
  SRA International, Cl A*                              9,527               267
  Standard Microsystems (B)*                           59,771             1,678
  Startek                                              31,000               352
  STATS ChipPAC ADR (B)*                              123,423               785
  Stratasys (B)*                                       39,511               944
  Sun Microsystems*                                   226,742             1,131
  Supertex*                                             1,192                42
  Sybase (B)*                                         124,072             2,862
  SYKES Enterprises*                                   59,170             1,190
  Symmetricom (B)*                                    207,900             1,551
  SYNNEX*                                              21,400               476
  Synopsys*                                            53,587             1,016
  Talx                                                  2,334                58
  Technitrol                                           31,161               882
  Tekelec (B)*                                        147,214             1,958
  Tessera Technologies (B)*                            58,205             1,915
  THQ (B)*                                            195,918             5,055
  TIBCO Software*                                     673,400             5,293
  Trident Microsystems (B)*                           192,905             3,980
  Triquint Semiconductor*                             693,500             3,419
  Ultra Clean Holdings*                               132,038             1,261
  Ultratech (B)*                                       54,000               790
  Unisys (B)*                                         312,000             1,669
  United Online                                       281,400             3,228
  Utstarcom (B)*                                      143,969             1,182
  Varian Semiconductor Equipment
    Associates (B)*                                    59,353             2,096
  Vasco Data Security International (B)*               67,872               611
  VeriFone Holdings*                                  191,330             4,429
  Verigy Ltd*                                          56,100               971
  Verint Systems*                                       6,259               207
  VeriSign*                                            35,753               724
  Wavecom ADR (B)*                                     44,737               558
  WebEx Communications (B)*                            22,736               812
  Websense (B)*                                        24,515               507
  Wind River Systems*                                 372,800             3,791
  Wright Express (B)*                                 103,865             2,794
  Zygo*                                                54,900               731
                                                                     ----------
                                                                        375,424
                                                                     ----------

MATERIALS -- 4.5%
  ADA-ES (B)*                                          17,300               252
  Airgas                                               14,487               519
  AK Steel Holding*                                    81,713             1,030
  Albemarle                                            24,000             1,318
  Aleris International*                                 7,591               389
  AM Castle                                             6,192               175
  Aptargroup                                           53,670             2,764
  Arch Chemicals                                       44,064             1,222
  Bemis                                                27,895               901


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
  Bowater                                              11,807        $      268
  Brush Engineered Materials*                          63,828             1,705
  Buckeye Technologies*                               157,600             1,281
  Carpenter Technology                                 27,509             2,636
  Century Aluminum*                                     5,776               200
  Cleveland-Cliffs (B)                                 68,000             2,480
  Commercial Metals                                    25,579               552
  Constar International*                               84,198               460
  Crown Holdings*                                      44,600               820
  Cytec Industries                                     39,700             2,118
  Eagle Materials (B)                                   6,400               229
  Ferro                                                39,701               678
  FMC                                                  18,706             1,143
  Greif, Cl A                                          52,376             3,711
  H.B. Fuller                                          57,760             1,111
  Headwaters*                                           7,143               158
  Hercules*                                           226,430             3,532
  MacDermid                                            47,700             1,367
  Metal Management                                     55,983             1,432
  Myers Industries                                    103,000             1,692
  Neenah Paper                                         71,473             2,399
  NewMarket                                            54,877             3,399
  Olin                                                 69,067             1,038
  Olympic Steel                                        27,700               766
  OM Group (B)*                                        62,400             2,496
  Oregon Steel Mills*                                   2,800               135
  PolyOne*                                             99,493               863
  Quanex (B)                                          131,400             4,511
  Reliance Steel & Aluminum                            51,670             1,693
  Rock-Tenn, Cl A                                      68,400             1,321
  Rockwood Holdings*                                   55,900             1,173
  RTI International Metals*                             1,260                55
  Ryerson                                              61,600             1,305
  Schnitzer Steel Industries, Cl A                    110,099             3,496
  Schweitzer-Mauduit International                     65,568             1,246
  Sensient Technologies                                71,800             1,445
  Silgan Holdings                                     111,590             3,950
  Spartech                                              7,100               160
  Steel Dynamics (B)                                   72,152             3,809
  Symyx Technologies (B)*                              92,475             2,118
  TAC Acquisition*                                    342,500             2,158
  Texas Industries                                     82,995             3,896
  Wellman (B)                                         141,300               507
  Wheeling-Pittsburgh (B)*                             94,200             1,660
                                                                     ----------
                                                                         81,742
                                                                     ----------

TELECOMMUNICATION SERVICES -- 1.2%
  Cbeyond (B)*                                         40,458               961
  Centennial Communications*                           44,200               207
  Cincinnati Bell*                                    182,220               920
  Citizens Communications                              43,700               603
  Commonwealth Telephone
    Enterprises                                        69,370             2,446
  Consolidated Communications
    Holdings                                           19,642               337
  Dobson Communications, Cl A*                         64,362               442
  Fairpoint Communications (B)                        174,300             2,850
  Golden Telecom                                       14,400               439
  IDT*                                                 32,400               449
  IDT, Cl B (B)*                                       33,000               471
  Iowa Telecommunications Services                     41,500               806
  NeuStar, Cl A (B)*                                   26,052               735
  Orckit Communications*                               74,300               679
  Premiere Global Services*                            75,400               588
  Qwest Communications International*                  32,557               287
  SBA Communications, Cl A (B)*                       224,723             5,784
  Syniverse Holdings*                                  52,100               873

--------------------------------------------------------------------------------
                                                  Shares/Face
                                                       Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
  Talk America Holdings*                               21,466        $      125
  Time Warner Telecom, Cl A (B)*                       42,800               769
  USA Mobility                                         31,700               724
                                                                     ----------
                                                                         21,495
                                                                     ----------

UTILITIES -- 2.7%
  AGL Resources                                        45,302             1,649
  Allete                                               50,377             2,314
  Avista                                               93,700             2,271
  Black Hills                                          69,939             2,435
  Cascade Natural Gas                                  28,975               743
  CenterPoint Energy                                  118,500             1,712
  Cleco                                                79,094             1,974
  CMS Energy (B)*                                     111,800             1,637
  El Paso Electric                                     85,600             2,047
  Empire District Electric                             58,294             1,317
  Idacorp                                              58,008             2,229
  ITC Holdings                                         15,100               514
  Laclede Group                                        25,500               831
  New Jersey Resources                                 48,000             2,384
  Northwest Natural Gas                                27,969             1,070
  Oneok                                                48,546             1,858
  Ormat Technologies                                   81,700             2,973
  Otter Tail                                           24,194               729
  Peoples Energy                                       36,574             1,550
  PNM Resources                                       171,138             4,907
  Portland General Electric (B)                        37,600               959
  Reliant Energy*                                      51,303               691
  SEMCO Energy*                                        91,400               536
  Sierra Pacific Resources*                            44,799               661
  SJW                                                   3,800               115
  South Jersey Industries                               2,628                76
  Southern Union                                       71,300             1,971
  Southwest Gas                                         7,680               259
  UIL Holdings                                         61,700             2,254
  Unisource Energy                                      9,316               321
  Vectren                                              33,471               922
  Westar Energy                                        72,879             1,778
  WGL Holdings (B)                                     48,080             1,494
  Wisconsin Energy                                     18,768               807
                                                                     ----------
                                                                         49,988
                                                                     ----------
Total Common Stock
 (Cost $1,606,936) ($ Thousands)                                      1,770,634
                                                                     ----------

CORPORATE OBLIGATIONS (C) -- 14.0%

FINANCIALS -- 14.0%
  Allstate Life Global Funding II
    MTN (A) (E)
    5.350%, 09/15/06                              $     3,711             3,711
  American General Finance (A) (E)
    5.360%, 09/15/06                                   11,699            11,698
  Bear Stearns EXL (E)
    5.370%, 09/15/06                                   14,361            14,361
  Countrywide Financial MTN (E)
    5.560%, 09/27/06                                    4,841             4,841
  Countrywide Financial MTN,
    Ser A (E)
    5.548%, 11/03/06                                    8,471             8,471
    5.380%, 09/13/06                                   14,926            14,926
  Dekabank (A) (E)
    5.490%, 10/19/06                                   14,926            14,925
  Irish Life & Permanent MTN,
    Ser X (A) (E)
    5.365%, 09/21/06                                   10,730            10,729


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                              ($ Thousands)/Shares      ($ Thousands)
--------------------------------------------------------------------------------
  Islandsbanki (A) (E)
    5.456%, 09/07/06                              $    12,102        $   12,102
    5.376%, 09/22/06                                    6,858             6,858
  Jackson National Life
    Funding (A) (E)
    5.402%, 09/01/06                                   17,749            17,749
  Kaupthing Bank MTN (A) (E)
    5.385%, 09/20/06                                   20,170            20,170
  Lakeside Funding (E)
    5.370%, 09/08/06                                    4,676             4,676
  Landsbanki Islands (A) (E)
    5.410%, 09/15/06                                   15,329            15,329
  Morgan Stanley EXL (E)
    5.456%, 09/05/06                                    2,824             2,824
  Morgan Stanley EXL, Ser S (E)
    5.410%, 09/05/06                                    4,034             4,034
  Natexis Banques (A) (E)
    5.310%, 09/15/06                                    7,866             7,865
  Nationwide Building Society (A) (E)
    5.550%, 09/28/06                                    4,437             4,437
    5.436%, 09/07/06                                    8,068             8,068
  Nordbank (A) (E)
    5.354%, 09/25/06                                   13,715            13,714
  Northern Rock (A) (E)
    5.430%, 09/05/06                                    8,310             8,310
  Pacific Life Global Funding (A) (E)
    5.350%, 09/13/06                                    6,051             6,051
  Premium Asset Trust,
    Ser 2004-10 (A) (E)
    5.370%, 09/15/06                                   11,295            11,295
  SLM EXL, Ser S (A) (E)
    5.330%, 09/15/06                                    8,875             8,875
  Sigma Finance MTN (A)
    4.745%, 11/09/06                                    4,357             4,357
  Skandinav Enskilda Bank (A) (E)
    5.320%, 09/18/06                                    8,875             8,874
  Stanfield Victoria MTN
    5.445%, 06/11/07                                    8,068             8,067
                                                                     ----------
Total Corporate Obligations
 (Cost $257,317) ($ Thousands)                                          257,317
                                                                     ----------

CASH EQUIVALENTS -- 5.6%

  First Union Cash Management
    Program, 5.221% **                              1,220,903             1,221
  SEI Daily Income Trust, Prime
    Obligation Fund, Cl A, 5.330% **++            102,040,806           102,041
                                                                     ----------
Total Cash Equivalents
 (Cost $103,262) ($ Thousands)                                          103,262
                                                                     ----------

COMMERCIAL PAPER (C) (D) -- 5.0%

  Adirondack
    5.316%, 09/08/06                                    8,068             8,060
  Altius I Funding
    5.316%, 09/08/06                                    5,648             5,642
  Broadhollow Funding
    5.315%, 09/07/06                                    4,034             4,030
    5.314%, 09/06/06                                    6,132             6,127
  Elysian Funding LLC
    5.451%, 11/27/06                                    7,241             7,147
    5.360%, 09/01/06                                   14,052            14,052
  KKR Pacific Funding Trust
    5.330%, 09/27/06                                      323               321
  Main Street Warehouse Funding
    5.315%, 09/20/06                                   10,892            10,861

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                              ($ Thousands)/Shares      ($ Thousands)
--------------------------------------------------------------------------------
  Rams Funding
    5.314%, 09/19/06                              $     4,034        $    4,023
  Rhineland Funding Capital
    5.494%, 10/12/06                                    4,034             4,009
    5.313%, 09/05/06                                   20,412            20,400
  Thornburg Mortgage Capital Resource
    5.315%, 09/07/06                                    8,068             8,061
                                                                     ----------
Total Commercial Paper
 (Cost $92,733) ($ Thousands)                                            92,733
                                                                     ----------

ASSET-BACKED SECURITIES (A) (C) (E) -- 2.1%

MORTGAGE RELATED SECURITIES -- 2.1%
  Cheyne High Grade, Ser 2004-1A,
    Cl AM1
    5.466%, 11/10/06                                    4,034             4,034
  Commodore, Ser 2003-2A,
    Cl A1MM
    5.380%, 09/12/06                                    3,711             3,711
  Duke Funding, Ser 2004-6B,
    Cl A1S1
    5.577%, 10/10/06                                    6,051             6,051
  Newcastle CDO, Ser 2005-6A,
    Cl IM1
    5.346%, 09/25/06                                    1,614             1,613
  Park Place Securities NIM Trust,
    Ser 2004-MM1, Cl AM6
    5.354%, 09/25/06                                    3,944             3,944
  RMAC, Ser 2004-NS3A, Cl A1
    5.330%, 09/12/06                                      750               750
  Saturn Ventures II
    5.466%, 09/07/06                                    6,497             6,497
  TIAA Real Estate CDO,
    Ser 2003 1A, Cl A1MM
    5.358%, 09/28/06                                    4,869             4,869
  Whitehawk CDO Funding,
    Ser 2004-1A, Cl AMME
    5.349%, 09/15/06                                    1,210             1,210
  Witherspoon CDO Funding
    5.340%, 09/15/06                                    5,648             5,648
                                                                     ----------
Total Asset-Backed Securities
 (Cost $38,327) ($ Thousands)                                            38,327
                                                                     ----------

FOREIGN COMMON STOCK -- 1.4%

  Aspreva Pharmaceuticals*                             44,305             1,105
  Canaccord Capital                                   144,200             2,352
  Cardiome Pharma*                                     74,822             1,045
  Compton Petroleum*                                   85,300             1,023
  Dundee Wealth Management                            147,110             1,458
  Dundee+                                              64,800             1,854
  Emergis*                                            209,000             1,000
  First Quantum Minerals                               51,400             2,784
  Gildan Activewear*                                   42,900             2,143
  Gluskin Sheff + Associates*                         100,200             1,390
  Grande Cache Coal*                                  292,700               303
  Magna Entertainment, Cl A*                           31,419               137
  Open Text*                                           65,800             1,075
  OPTI Canada*                                        153,000             2,803
  Railpower Technologies*                             326,600               571
  Sherritt International                              153,200             1,476
  Synenco Energy (F) (H)*                              27,419               450
  Synenco Energy*                                      24,000               394


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                  Shares/Face
                                                       Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
  Synenco Energy, Cl A*                                87,400        $    1,435
                                                                     ----------
Total Foreign Common Stock
 (Cost $20,317) ($ Thousands)                                            24,798
                                                                     ----------

MASTER NOTE (C) (D) -- 1.1%

  Bank of America
    5.383%, 09/01/06                              $    20,170            20,170
                                                                     ----------
Total Master Note
 (Cost $20,170) ($ Thousands)                                            20,170
                                                                     ----------

CERTIFICATES OF DEPOSIT (C) -- 0.8%

  Barclays Bank (E)
    5.440%, 06/11/07                                    4,034             4,034
  CC USA MTN
    5.520%, 06/18/07                                    8,068             8,068
  U.S. Trust of New York (E)
    5.370%, 09/13/06                                    3,227             3,227
                                                                     ----------
Total Certificates of Deposit
 (Cost $15,329) ($ Thousands)                                            15,329
                                                                     ----------

TIME DEPOSIT (C) -- 0.4%

  National City
    5.260%, 09/01/06                                    7,955             7,955
                                                                     ----------
Total Time Deposit
 (Cost $7,955) ($ Thousands)                                              7,955
                                                                     ----------

U.S. TREASURY OBLIGATION (D) (J) -- 0.2%

  U.S. Treasury Bills
    4.990%, 11/24/06                                   2,955              2,921
                                                                     ----------
Total U.S. Treasury Obligation
 (Cost $2,921) ($ Thousands)                                              2,921
                                                                     ----------

EXCHANGE TRADED FUNDS -- 0.2%

  iShares Russell 2000 Index Fund (B)*                 36,150             2,595
  iShares S&P SmallCap 600 Value
    Index Fund                                          6,934               479
                                                                     ----------
Total Exchange Traded Funds
 (Cost $2,474) ($ Thousands)                                              3,074
                                                                     ----------

                                                       Number
                                                  of Warrants
                                                  -----------
WARRANTS -- 0.0%

  Infinity Bio-Energy, Expires 05/23/10*              793,562               381
  Parkervision (F) (G) (H) (I)*                        15,750                23
  Washington Mutual, Expires 12/26/50*                266,261                32
                                                                     ----------
Total Warrants
 (Cost $436) ($ Thousands)                                                  436
                                                                     ----------

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (C) (K) -- 3.3%

Barclays Capital
  5.270%, dated 08/31/06, to be
  repurchased on 09/01/06, repurchase
  price $14,019,848 (collateralized by
  various U.S. Government Obligations,
  ranging in par value
  $1,267,876-$9,049,642, 0.000%-6.625%,
  07/24/07-05/09/16; with total market
  value $14,298,191)                              $    14,018        $   14,018
Lehman Brothers
  5.260%, dated 08/31/06, to be
  repurchased on 09/01/06, repurchase
  price $46,714,846 (collateralized by
  various U.S. Government Obligations,
  ranging in par value
  $3,064,202-$7,243,877, 0.000%-6.000%,
  09/19/06-08/19/11; with total market
  value $47,642,226)                                   46,708            46,708
                                                                     ----------
Total Repurchase Agreements
 (Cost $60,726) ($ Thousands)                                            60,726
                                                                     ----------
Total Investments -- 130.4%
 (Cost $2,228,903) ($ Thousands) @                                 $2,397,682
                                                                     ==========


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund
August 31, 2006

Futures -- A summary of the open futures contracts held by the Fund at August 31, 2006, is as follows:

                                                                      UNREALIZED
                                  NUMBER OF        EXPIRATION       APPRECIATION
TYPE OF CONTRACT                  CONTRACTS              DATE      ($ THOUSANDS)
--------------------------------------------------------------------------------
Russell 2000 Index E-Mini               144          Sep-2006              $ 649
                                                                   =============

Restricted Securities -- At August 31, 2006, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at August 31, 2006, were as follows:


                              NUMBER OF       ACQUISITION          RIGHT TO               COST    MARKET VALUE    % OF NET
                                 SHARES              DATE      ACQUIRE DATE      ($ THOUSANDS)   ($ THOUSANDS)      ASSETS
--------------------------------------------------------------------------------------------------------------------------
Na Oil Sands                    245,500           5/31/06           5/31/06             $2,681          $2,655        0.15%
Parkervision Warrants             7,500           6/20/05           6/20/05                 16              11        0.00
Parkervision Warrants             8,250           3/28/06           3/28/06                 --              12        0.00
Synenco Energy                   27,419           8/24/05           8/24/05                317             450        0.02
                                                                                ------------------------------------------
                                                                                        $3,014          $3,128        0.17%
                                                                                ==========================================

Percentages are based on Net Assets of $1,838,961 ($ Thousands).

* Non-income producing security.

** Rate shown is the 7-day effective yield as of August 31, 2006.

+ Real Estate Investment Trust.

++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.

(A) This security was sold within the terms of private placement memorandum, exempt from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B) This security or a partial position of this security is on loan at August 31, 2006. The total value of securities on loan at August 31, 2006 was $465,146 ($ Thousands).

(C) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2006 was $492,557 ($ Thousands).

(D) The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2006.

(F) Securities considered illiquid. The total value of such securities as of August 31, 2006 was $3,128 ($ Thousands) and represents 0.17% of Net Assets.

(G) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of August 31, 2006 was $23 ($ Thousands) and represented 0.00% of Net Assets.

(H) This security considered restricted. The total value of such securities as of August 31, 2006 was $3,128 ($ Thousands) and represented 0.17% of Net Assets.

(I) This warrant does not have a strike price or expiration date.

(J) Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(K) Tri-Party Repurchase Agreement.

ADR -- American Depositary Receipt
CDO -- Collateralized Debt Obligation
Cl -- Class
EXL -- Extendable Maturity
LLC -- Limited Liability Company
Ltd -- Limited
MTN -- Medium Term Note
NIM -- Net Interest Margin
PA -- Pennsylvania
Ser -- Series
WA -- Washington

Amounts designated as "--" are zero or have been rounded to zero.

@ At August 31, 2006, the tax basis cost of the Fund's investments was $2,228,903 ($ Thousands), and the unrealized appreciation and depreciation were $274,534 ($ Thousands) and $(105,755) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small/Mid Cap Equity Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 93.5%

CONSUMER DISCRETIONARY -- 12.4%
  Abercrombie & Fitch, Cl A                            32,046        $    2,068
  AC Moore Arts & Crafts (B)*                          41,277               734
  Amazon.com*                                           7,600               234
  America's Car-Mart*                                       1                --
  American Eagle Outfitters                             4,600               178
  American Greetings, Cl A                             25,200               618
  AnnTaylor Stores*                                    12,650               503
  Arctic Cat                                           50,400               838
  ArvinMeritor (B)                                     72,900             1,083
  Autoliv (B)                                          57,500             3,250
  Autonation (B)*                                      26,050               506
  Barnes & Noble                                       30,200             1,098
  Belo, Cl A                                           42,900               699
  Black & Decker                                       10,400               766
  Blount International*                                70,700               640
  Bon-Ton Stores                                        1,100                30
  Books-A-Million                                       9,800               156
  Borders Group                                        50,400               964
  BorgWarner                                           11,400               647
  Boyd Gaming                                           6,300               228
  Bright Horizons Family Solutions*                    45,200             1,803
  Brinker International (B)                            72,900             2,804
  Brown Shoe                                           55,850             1,784
  Cablevision Systems, Cl A*                           51,413             1,197
  Carter's*                                            69,600             1,608
  Cato, Cl A                                           71,800             1,668
  CEC Entertainment*                                    1,350                43
  Centex                                                5,900               301
  Charming Shoppes (B)*                               133,700             1,759
  Chipotle Mexican Grill, Cl A (B)*                    12,000               592
  Circuit City Stores (B)                              21,200               501
  CKX*                                                 56,200               560
  Coach*                                               54,900             1,657
  Coldwater Creek (B)*                                 25,992               714
  Columbia Sportswear*                                  5,400               264
  Conn's (B)*                                          10,800               215
  Corinthian Colleges*                                  5,400                65
  Cosi (B)*                                           116,809               612
  CROCS (B)*                                           69,500             1,878
  CSK Auto*                                            62,900               721
  Deckers Outdoor (B)*                                  4,200               172
  Dick's Sporting Goods (B)*                           25,320             1,046
  Dillard's, Cl A (B)                                  40,000             1,247
  Directed Electronics*                                 6,800               100
  Dollar Tree Stores (B)*                              34,300               987
  Dover Downs Gaming & Entertainment                    5,700                75
  Dress Barn (B)*                                      27,300               482
  Eastman Kodak                                        12,400               264
  Eddie Bauer Holdings*                               161,700             1,657
  Entercom Communications                              50,116             1,273
  Finish Line, Cl A (B)                                75,600               841
  Focus Media Holding ADR*                             19,547             1,153
  Foot Locker                                          82,972             2,000
  Ford Motor                                            7,257                61
  FTD Group*                                           10,500               166
  Furniture Brands International (B)                   48,500               929
  GameStop, Cl A (B)*                                  45,700             1,996
  Gaylord Entertainment (B)*                           30,200             1,320
  Genesco (B)*                                         12,700               349
  Getty Images*                                         3,979               181
  Goodyear Tire & Rubber (B)*                         154,800             2,105
  Gray Television                                     220,900             1,412
  Group 1 Automotive                                   36,700             1,663

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
  GSI Commerce (B)*                                   139,875        $    1,835
  Gymboree*                                            64,800             2,174
  Handleman (B)                                        21,700               151
  Harman International Industries                      33,630             2,728
  Hibbett Sporting Goods*                             135,399             3,321
  IAC/InterActive*                                     15,800               450
  International Speedway, Cl A                          4,269               207
  ITT Educational Services*                            24,479             1,618
  Jack in the Box (B)*                                 36,600             1,756
  Jackson Hewitt Tax Service                           25,100               793
  Jarden (B)*                                          96,910             2,841
  Jo-Ann Stores*                                        1,700                25
  John Wiley & Sons, Cl A                               8,200               283
  Jones Apparel Group                                  72,100             2,257
  Jos. A. Bank Clothiers*                               1,241                30
  K2*                                                 152,800             1,780
  KB Home (B)                                          18,900               808
  Landry's Restaurants (B)                             33,000               903
  Laureate Education (B)*                              68,983             3,313
  Lear (B)                                              7,100               144
  Life Time Fitness*                                   27,300             1,227
  Lin TV, Cl A*                                       114,500               836
  Liz Claiborne                                           700                26
  LKQ (B)*                                             34,035               707
  Lodgenet Entertainment*                               9,400               179
  Maidenform Brands*                                   10,000               178
  Martha Stewart Living Omnimedia, Cl A (B)*           31,400               594
  Mattel                                               57,700             1,087
  Meritage Homes (B)*                                  21,400               876
  Morningstar*                                          9,900               379
  Nutri/System (B)*                                    23,742             1,180
  OfficeMax                                            39,100             1,624
  Orient-Express Hotels, Cl A                          31,200             1,045
  OSI Restaurant Partners                              27,000               836
  Panera Bread, Cl A*                                  17,900               929
  Pantry*                                               6,700               314
  Payless Shoesource*                                   4,400               103
  Penn National Gaming*                                33,300             1,103
  Perry Ellis International*                            5,600               151
  PetSmart (B)                                         70,232             1,763
  PF Chang's China Bistro (B)*                         39,221             1,383
  Phillips-Van Heusen                                  57,900             2,237
  Polo Ralph Lauren                                    46,400             2,737
  Pool (B)                                             57,929             2,205
  Quiksilver (B)*                                     227,200             3,181
  R.H. Donnelley                                       39,084             2,123
  Radio One, Cl A*                                      3,000                19
  Radio One, Cl D*                                     10,770                66
  RCN*                                                 41,400             1,071
  Regis (B)                                            66,800             2,451
  Rent-A-Center (B)*                                   70,800             1,919
  Royal Caribbean Cruises                              14,700               536
  Ryland Group (B)                                     12,700               542
  Saks (B)*                                            68,589               990
  Sauer-Danfoss                                         9,200               207
  Sinclair Broadcast Group, Cl A                       16,000               124
  Sirius Satellite Radio*                              26,000               106
  Sonic (B)*                                           68,500             1,502
  Sonic Automotive (B)                                 33,900               717
  Sotheby's Holdings, Cl A*                             2,200                61
  Standard-Pacific (B)                                 82,360             1,971
  Starwood Hotels & Resorts Worldwide                  62,800             3,345
  Stewart Enterprises, Cl A                            16,500                95
  Stride Rite                                          54,000               743
  Sunterra*                                            32,872               406
  Talbots                                              71,541             1,575
  Technical Olympic USA                                27,800               338


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small/Mid Cap Equity Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
  Tenneco*                                                508        $       12
  Tiffany                                              44,000             1,390
  Timberland, Cl A*                                    48,000             1,364
  Town Sports International Holdings*                  75,971               978
  Trans World Entertainment*                           48,100               287
  TRW Automotive Holdings*                             41,843             1,032
  Tupperware Brands                                    29,200               526
  Under Armour, Cl A (B)*                              69,600             2,397
  United Auto Group                                    33,400               682
  Vertrue (B)*                                          3,000               127
  VF                                                   29,800             2,083
  VistaPrint (B)*                                      64,613             1,585
  Volcom*                                              28,400               664
  Warnaco Group*                                       80,400             1,618
  Weight Watchers International                        78,061             3,314
  Wendy's International                                 4,800               307
  West Marine*                                          9,100               124
  Wet Seal, Cl A (B)*                                  57,900               331
  Weyco Group                                             500                11
  Whirlpool                                            21,994             1,780
  Williams-Sonoma                                       5,200               153
  Wynn Resorts (B)*                                    16,300             1,262
  Xerium Technologies                                   7,300                80
  Yankee Candle (B)                                    47,600             1,230
                                                                     ----------
                                                                        156,006
                                                                     ----------

CONSUMER STAPLES -- 2.4%
  Andersons                                             4,000               164
  Avon Products                                        23,000               660
  BJ's Wholesale Club (B)*                             26,400               696
  Bunge                                                 1,700                96
  Casey's General Stores                                4,900               116
  Central Garden & Pet*                                 3,783               166
  Chattem*                                              5,800               201
  Chiquita Brands International                        42,900               725
  Clorox                                               11,200               670
  Corn Products International                          10,300               355
  Dean Foods*                                          30,700             1,216
  Del Monte Foods                                      96,500             1,071
  Energizer Holdings (B)*                              23,987             1,604
  Hain Celestial Group*                                85,000             2,002
  Herbalife*                                           40,691             1,329
  Imperial Sugar                                          700                22
  Lance                                                47,800             1,090
  Loews - Carolina Group                               40,820             2,337
  Longs Drug Stores                                    33,306             1,513
  MGP Ingredients (B)                                  11,400               275
  Molson Coors Brewing, Cl B                           18,634             1,310
  Nash Finch (B)                                       22,600               516
  NBTY*                                                48,900             1,558
  PepsiAmericas                                        72,700             1,671
  Performance Food Group*                               6,400               158
  Pilgrim's Pride (B)                                  73,115             1,781
  Smart & Final*                                        3,700                61
  Smithfield Foods*                                    22,237               668
  Spectrum Brands*                                     15,700               125
  Supervalu                                           149,400             4,267
  Tyson Foods, Cl A                                    56,994               840
  UST                                                  21,400             1,131
                                                                     ----------
                                                                         30,394
                                                                     ----------

ENERGY -- 6.3%
  Arlington Tankers (B)                                52,200             1,205
  BA Energy*                                           80,500               689
  Basic Energy Services*                               41,600             1,190

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
  Bois d'Arc Energy*                                    2,300        $       38
  Bronco Drilling (B)*                                 65,400             1,269
  Cabot Oil & Gas                                      34,550             1,764
  Callon Petroleum*                                    40,700               630
  Cameron International (B)*                           73,781             3,535
  CanWest Petroleum (B)*                              190,500               985
  Carrizo Oil & Gas*                                   26,827               747
  Cimarex Energy                                       14,400               551
  Clayton Williams Energy*                             16,400               538
  Complete Production Services*                        54,200             1,203
  Comstock Resources (B)*                              32,200               926
  Consol Energy                                         8,800               321
  Delek US Holdings*                                   43,600               912
  Denbury Resources*                                   35,282             1,094
  Dresser-Rand Group*                                  38,633               790
  Encore Acquisition*                                  57,100             1,545
  Energy Partners (B)*                                 57,400             1,432
  EXCO Resources (B)*                                  96,800             1,293
  FMC Technologies*                                    20,600             1,212
  Forest Oil*                                           4,400               149
  Foundation Coal Holdings                             24,822               892
  Frontier Oil                                          8,864               290
  Global Industries*                                   38,700               693
  Goodrich Petroleum*                                  28,915               916
  Grant Prideco*                                       45,700             1,898
  Harvest Natural Resources*                            5,400                69
  Helix Energy Solutions Group (B)*                   166,238             6,393
  Hercules Offshore (B)*                               36,700             1,171
  Hess                                                  3,900               179
  Hornbeck Offshore Services*                           5,196               175
  Houston Exploration*                                 26,700             1,713
  Infinity Bio-Energy*                                258,407             1,357
  KFX (B)*                                             87,600             1,403
  Maritrans (B)                                        41,200             1,020
  Massey Energy                                         4,347               110
  Na Oil Sands (F) (H)*                               160,000             1,730
  NATCO Group, Cl A*                                   28,775             1,051
  Newfield Exploration*                                17,800               770
  NS Group*                                            16,400               747
  Parker Drilling*                                     18,350               130
  Patterson-UTI Energy                                 44,000             1,206
  PetroHawk Energy*                                     2,805                31
  Pioneer Natural Resources                            39,200             1,635
  Plains Exploration & Production (B)*                 14,900               656
  Range Resources (B)                                  57,555             1,610
  Rentech (B)*                                        307,800             1,613
  Rowan                                                17,400               595
  SEACOR Holdings (B)*                                 20,700             1,801
  Smith International (B)                              20,500               860
  Southwestern Energy (B)*                             66,257             2,276
  Stone Energy*                                        18,400               813
  Sunoco                                               28,200             2,028
  Superior Energy Services*                            47,602             1,520
  Swift Energy (B)*                                    38,700             1,693
  Tesoro                                               27,600             1,783
  Tetra Technologies*                                  74,760             2,079
  Unit*                                                22,400             1,181
  USEC                                                 30,600               309
  Vaalco Energy*                                       88,100               724
  VeraSun Energy (B)*                                 109,300             2,407
  Veritas DGC (B)*                                     60,084             3,579
  W&T Offshore                                         17,300               555
  W-H Energy Services*                                  1,400                71
  Western Refining                                     44,200             1,042
                                                                     ----------
                                                                         78,792
                                                                     ----------


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small/Mid Cap Equity Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
FINANCIALS -- 22.3%
  A.G. Edwards                                         23,600        $    1,247
  Acadia Realty Trust+                                 44,500             1,096
  Accredited Home Lenders
    Holding (B)*                                       33,000             1,054
  Advance America Cash
    Advance Centers                                     7,000               109
  Advanta, Cl B                                        35,600             1,205
  Affiliated Managers Group (B)*                       84,264             7,797
  Affirmative Insurance Holdings                        8,300               123
  Alexandria Real Estate Equities+ (B)                 26,750             2,622
  AllianceBernstein Holding                            26,500             1,768
  AMB Property+                                         5,100               285
  AmCOMP*                                             136,900             1,327
  American Financial Group                             56,800             2,654
  American Home Mortgage
    Investment+ (B)                                   157,771             5,001
  American Physicians Capital*                         10,200               503
  AmeriCredit (B)*                                      9,100               214
  AmerUs Group                                         16,000             1,085
  Amvescap ADR                                         97,600             2,038
  Anchor Bancorp Wisconsin (B)                          7,500               219
  Annaly Mortgage Management+                         125,325             1,568
  Anthracite Capital+                                  82,335             1,058
  Anworth Mortgage Asset+                              68,200               534
  Arch Capital Group*                                  24,462             1,458
  Archstone-Smith Trust+                               57,900             3,079
  Aspen Insurance Holdings (B)                         67,900             1,679
  Asset Acceptance Capital*                             2,900                43
  Associated Banc-Corp                                 22,900               722
  Assurant                                             44,800             2,305
  Assured Guaranty                                     57,597             1,541
  Asta Funding (B)                                     14,500               479
  Astoria Financial                                    30,300               930
  AvalonBay Communities+ (B)                           34,400             4,162
  BancFirst                                             1,600                76
  Bank of Hawaii                                       15,900               776
  Bank of the Ozarks                                    2,600                83
  Bankunited Financial, Cl A (B)                       26,100               673
  BioMed Realty Trust+                                 20,413               636
  BlackRock, Cl A                                       3,308               430
  Boston Private Financial Holdings (B)                52,000             1,298
  Boston Properties+                                   28,000             2,846
  Brandywine Realty Trust+ (B)                         64,800             2,114
  Calamos Asset Management, Cl A                       21,300               558
  Camden Property Trust+                               53,400             4,143
  Capital of the West                                   7,391               250
  Capital Trust, Cl A+ (B)                              3,500               137
  CapitalSource+ (B)                                  132,978             3,231
  Cascade Bancorp                                       1,300                46
  Cash America International                           20,800               767
  Cedar Shopping Centers+                              13,700               211
  Center Financial                                      5,500               134
  Central Pacific Financial                            57,056             2,065
  Chemical Financial                                   29,400               868
  Chicago Mercantile Exchange Holdings                  1,100               484
  Citizens Banking                                     19,215               484
  City Bank                                            11,384               579
  City National                                        40,300             2,652
  Cohen & Steers (B)                                   36,300             1,039
  Colonial BancGroup                                  105,900             2,593
  Colonial Properties Trust+                           42,412             2,103
  Columbia Bancorp                                        800                20
  Columbia Banking System                               8,300               260
  Commerce Bancshares                                  22,900             1,148
  Community Bancorp*                                    2,000                68

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
  Community Bank System                                30,000        $      656
  Compass Bancshares (B)                               11,000               638
  CompuCredit (B)*                                     63,199             1,842
  Conseco*                                             42,001               869
  Corporate Office Properties Trust+ (B)              144,101             6,768
  Corus Bankshares (B)                                 61,800             1,348
  Cullen/Frost Bankers                                 11,100               654
  DiamondRock Hospitality+                             94,400             1,586
  Dime Community Bancshares                            97,997             1,400
  Dollar Financial*                                    48,500               926
  Doral Financial                                     171,460               859
  Downey Financial                                     34,450             2,115
  E*Trade Financial*                                  185,400             4,374
  East West Bancorp                                    50,400             2,041
  Eaton Vance                                         108,900             2,896
  EMC Insurance Group                                  14,200               416
  Encore Capital Group*                                 3,400                40
  Endurance Specialty Holdings                         54,100             1,746
  Equity Inns+                                        108,573             1,670
  Equity Office Properties Trust+ (B)                  93,800             3,479
  Equity Residential+                                  63,800             3,182
  Essex Property Trust+                                15,200             1,907
  Evercore Partners, Cl A*                             29,100               837
  Extra Space Storage+                                 91,700             1,605
  Ezcorp, Cl A*                                         4,900               192
  Farmers Capital Bank                                    600                20
  Federal Realty Investment Trust+                     30,500             2,259
  Federated Investors, Cl B                            24,200               810
  FelCor Lodging Trust+ (B)                            47,700             1,023
  Financial Federal                                    18,800               493
  First Cash Financial Services*                      101,300             2,110
  First Community Bancorp                               4,600               247
  First Horizon National                               60,550             2,312
  First Industrial Realty Trust+ (B)                    6,600               286
  First Midwest Bancorp                                20,500               766
  First Niagara Financial Group                       181,000             2,708
  First Regional Bancorp*                               3,000                85
  First Republic Bank                                  33,600             1,432
  FirstFed Financial (B)*                              49,450             2,515
  FirstMerit                                           33,541               772
  Forest City Enterprises, Cl A                        37,600             2,022
  Fremont General (B)                                  31,200               445
  Friedman Billings Ramsey Group,
    Cl A+ (B)                                          61,700               509
  Gramercy Capital+                                     6,600               179
  Great Southern Bancorp                                1,200                33
  Greene County Bancshares                              1,100                37
  Greenhill (B)                                        33,700             1,854
  Grubb & Ellis Realty Advisors*                      183,600             1,193
  Hanmi Financial                                      15,200               297
  Hanover Insurance Group                              97,149             4,323
  Harbor Florida Bancshares                               600                27
  HCC Insurance Holdings (B)                           41,750             1,356
  Hersha Hospitality Trust+                           137,400             1,384
  Highbury Financial*                                  92,000               603
  Highwoods Properties+ (B)                            19,200               725
  Home Bancshares                                      39,500               835
  Horace Mann Educators                                70,000             1,285
  Hospitality Properties Trust+ (B)                    79,200             3,669
  Host Hotels & Resorts+ (B)                          146,600             3,304
  HRPT Properties Trust+                              169,700             1,968
  Huntington Bancshares                                66,000             1,579
  IMPAC Mortgage Holdings+ (B)                         59,700               543
  IndyMac Bancorp                                      55,908             2,186
  IntercontinentalExchange*                            26,193             1,657
  Intervest Bancshares*                                 5,300               223
  Irwin Financial                                      33,700               642
  Jefferies Group                                      42,100             1,049


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small/Mid Cap Equity Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
  Kansas City Life Insurance                           16,000        $      683
  LandAmerica Financial Group                          24,700             1,562
  LaSalle Hotel Properties+                            29,200             1,283
  Legg Mason                                            1,100               100
  Longview Fibre+                                       6,299               131
  LTC Properties+                                       5,500               131
  Macerich+                                            49,100             3,666
  Mack-Cali Realty+                                    60,300             3,205
  MAF Bancorp                                           2,500               103
  Marsh & McLennan                                     36,414               953
  Medical Properties Trust                            121,301             1,624
  MFA Mortgage Investments+                           145,900             1,026
  MGIC Investment                                      23,400             1,354
  Mid-State Bancshares                                  6,000               162
  Move*                                               217,600               997
  Nara Bancorp                                         10,600               196
  Nasdaq Stock Market*                                 50,500             1,440
  National Financial Partners                          37,687             1,388
  National Retail Properties                            8,600               191
  Nationwide Financial Services, Cl A                  62,800             3,040
  Navigators Group*                                     5,700               263
  New Century Financial+ (B)                           24,700               956
  New York Community Bancorp                          188,750             3,097
  Newcastle Investment+                                 8,903               244
  Nuveen Investments, Cl A                             70,400             3,361
  Ocwen Financial*                                     21,000               310
  Old National Bancorp                                 50,500               945
  Omega Healthcare Investors+                          30,600               452
  Pacific Capital Bancorp                               2,800                78
  PFF Bancorp                                          35,900             1,296
  Philadelphia Consolidated Holding*                   19,300               698
  Piper Jaffray (B)*                                   59,500             3,485
  Placer Sierra Bancshares                                745                18
  Platinum Underwriters Holdings                       81,410             2,418
  Portfolio Recovery Associates (B)*                   14,900               592
  Post Properties+                                     48,400             2,333
  Preferred Bank                                        3,600               202
  Premierwest Bancorp                                   2,520                39
  Presidential Life                                    20,700               488
  Prologis+                                            78,400             4,426
  Prosperity Bancshares                                 1,600                56
  PS Business Parks+                                    5,600               342
  Public Storage+ (B)                                  36,654             3,176
  Radian Group                                         34,500             2,066
  RAIT Investment Trust+                               35,900             1,004
  Reckson Associates Realty+                           64,400             2,756
  Reinsurance Group of America                         15,500               801
  Saxon Capital+                                        7,018                98
  Selective Insurance Group                             2,100               109
  Sierra Bancorp                                          800                25
  Simon Property Group+                                35,400             3,002
  SL Green Realty+                                     21,300             2,376
  Smithtown Bancorp                                     1,000                28
  South Financial Group                                70,292             1,900
  Spirit Finance+                                      23,700               269
  St. Joe                                              24,700             1,259
  Stancorp Financial Group                             22,500             1,048
  Sterling Bancorp                                      2,300                45
  Sterling Financial, Washington Shares                57,627             1,905
  Stewart Information Services                         13,600               464
  Strategic Hotels & Resorts+ (B)                     272,400             5,557
  Suffolk Bancorp                                       1,500                52
  Sunstone Hotel Investors+ (B)                        35,600             1,064
  SVB Financial Group (B)*                             69,000             3,118
  T Rowe Price Group                                    3,600               159
  Taubman Centers+                                     27,800             1,120
  TCF Financial (B)                                    79,300             2,067
  TD Ameritrade Holding                                 3,700                65

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
  TD Banknorth                                         50,165        $    1,485
  TierOne                                               6,000               205
  Trammell Crow*                                        4,700               162
  Transatlantic Holdings                                1,900               117
  Trico Bancshares                                      6,700               165
  Trustmark                                            54,300             1,714
  UCBH Holdings                                        33,100               600
  Umpqua Holdings                                      30,300               829
  United Bankshares                                    38,400             1,431
  United PanAm Financial*                               1,100                19
  Unitrin                                              37,200             1,632
  Universal American Financial*                        42,600               653
  UnumProvident (B)                                   104,102             1,973
  Vineyard National Bancorp                             1,300                35
  Waddell & Reed Financial, Cl A                       21,500               499
  Westamerica Bancorporation                           18,700               894
  Whitney Holding                                       7,000               246
  Wilmington Trust                                      1,000                44
  Wilshire Bancorp                                      7,800               152
  Winston Hotels+                                      79,600               948
  Wintrust Financial                                   33,200             1,670
  World Acceptance (B)*                                14,700               588
  Zenith National Insurance                            18,200               688
                                                                     ----------
                                                                        280,104
                                                                     ----------

HEALTH CARE -- 10.4%
  Abaxis*                                              12,422               298
  Adams Respiratory Therapeutics (B)*                   5,802               237
  Advanced Medical Optics (B)*                          7,487               361
  Affymetrix (B)*                                      71,512             1,524
  Air Methods*                                          7,971               186
  Albany Molecular Research (B)*                       14,500               142
  Alexion Pharmaceuticals (B)*                          7,131               268
  Alkermes*                                            51,615               844
  Alnylam Pharmaceuticals (B)*                         20,067               261
  Alpharma, Cl A                                       97,400             2,040
  American Medical Systems
    Holdings (B)*                                      16,391               288
  Amsurg*                                              66,250             1,595
  Amylin Pharmaceuticals*                               1,500                68
  Anadys Pharmaceuticals*                             108,600               405
  Analogic                                              1,700                97
  Applera - Celera Genomics
    Group (B)*                                         85,700             1,193
  Apria Healthcare Group (B)*                          70,400             1,435
  Arena Pharmaceuticals (B)*                           59,500               730
  Ariad Pharmaceuticals (B)*                          218,100             1,036
  Array Biopharma*                                    105,700               896
  Axcan Pharma*                                        44,180               617
  Barr Pharmaceuticals*                                36,500             2,062
  Bausch & Lomb                                        15,000               726
  Beckman Coulter                                       6,665               365
  Bio-Reference Labs*                                   5,900               133
  BioMarin Pharmaceuticals*                            15,432               257
  Biosite (B)*                                         40,400             1,778
  C.R. Bard                                             2,400               180
  Candela*                                             11,900               124
  Cephalon (B)*                                        94,618             5,395
  Cerner (B)*                                          32,100             1,479
  Chemed                                                9,000               355
  Cigna                                                 2,000               226
  Coley Pharmaceutical Group (B)*                      27,282               283
  Community Health Systems*                           105,081             4,073
  Covance (B)*                                          9,744               613
  Cubist Pharmaceuticals (B)*                          86,900             2,039
  CV Therapeutics (B)*                                357,231             4,019
  Cytyc (B)*                                           59,390             1,419


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small/Mid Cap Equity Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
  Dade Behring Holdings                                86,487        $    3,502
  DaVita*                                              11,700               683
  Dendreon (B)*                                       130,300               629
  Dentsply International                               15,436               503
  Depomed (B)*                                        118,700               573
  DJO*                                                 30,100             1,161
  Edwards Lifesciences*                                14,933               697
  Emdeon*                                             132,300             1,568
  Encysive Pharmaceuticals (B)*                       194,300               857
  Endo Pharmaceuticals Holdings*                      132,983             4,392
  Enzon Pharmaceuticals (B)*                           39,900               326
  eResearch Technology (B)*                           134,200             1,169
  Exelixis (B)*                                       122,800             1,195
  Express Scripts*                                     28,200             2,371
  Fisher Scientific International (B)*                 12,500               978
  Gen-Probe*                                            5,305               258
  Greatbatch (B)*                                      20,700               506
  HealthSpring*                                        40,000               796
  HealthTronics*                                       11,400                75
  Henry Schein (B)*                                    19,898               992
  Hillenbrand Industries                                1,800               103
  Hologic (B)*                                         44,028             1,901
  Human Genome Sciences (B)*                          188,329             2,115
  Idexx Laboratories (B)*                               4,523               416
  ImClone Systems*                                      2,100                63
  Immucor*                                             81,175             1,686
  IMS Health                                           14,400               393
  Incyte (B)*                                         204,000             1,042
  Intermagnetics General*                               2,200                60
  Intuitive Surgical*                                   3,973               375
  Invitrogen (B)*                                      45,098             2,744
  Kendle International*                                 1,700                45
  Kindred Healthcare (B)*                              37,200             1,158
  Kinetic Concepts*                                    46,900             1,482
  King Pharmaceuticals (B)*                           217,200             3,523
  Kos Pharmaceuticals*                                 11,900               582
  Lifecell (B)*                                        22,200               670
  Lincare Holdings*                                     6,900               256
  Luminex*                                             11,900               226
  Magellan Health Services (B)*                        44,000             2,115
  Manor Care                                           65,850             3,437
  Matria Healthcare*                                    4,100               111
  Medarex*                                            296,300             3,182
  Medicis Pharmaceutical, Cl A (B)                      9,259               271
  Meridian Bioscience                                   6,300               150
  Metabasis Therapuetics*                              13,939                82
  MGI Pharma (B)*                                     110,800             1,676
  Micrus Endovascular*                                131,900             1,831
  Millennium Pharmaceuticals*                          12,360               134
  Millipore*                                            5,300               340
  Molecular Devices*                                   11,600               279
  Mylan Laboratories                                    4,500                91
  Nastech Pharmaceutical (B)*                         145,600             2,210
  New River Pharmaceuticals (B)*                       11,300               295
  NuVasive (B)*                                        22,170               456
  Odyssey HealthCare*                                  16,500               265
  Omnicare                                             12,600               571
  Option Care                                           9,700               128
  Pain Therapeutics (B)*                               43,300               351
  Par Pharmaceutical*                                   5,200                93
  PDL BioPharma (B)*                                  129,896             2,559
  Per-Se Technologies (B)*                             47,600             1,085
  PerkinElmer                                          12,300               227
  Pharmaceutical Product Development                    7,800               297
  Phase Forward (B)*                                   76,541               902
  PolyMedica                                           37,300             1,514
  PRA International*                                    2,200                57
  Progenics Pharmaceuticals*                            9,500               215

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
  Quidel*                                               9,600        $      110
  Radiation Therapy Services (B)*                      48,954             1,416
  Replidyne*                                           12,100               122
  Resmed (B)*                                           8,557               348
  Respironics*                                         24,732               913
  Rigel Pharmaceuticals (B)*                          101,700             1,009
  Sciele Pharma (B)*                                  112,100             1,962
  Sierra Health Services (B)*                          31,700             1,360
  SuperGen*                                           111,102               541
  SurModics (B)*                                       12,800               448
  Symbion*                                             65,500             1,514
  Techne (B)*                                          23,700             1,206
  Telik*                                              198,300             3,536
  Tenet Healthcare*                                    21,119               166
  Theravance*                                          15,534               412
  Thermo Electron*                                     45,200             1,772
  Trimeris*                                            33,800               315
  United Therapeutics*                                 56,400             3,079
  Universal Health Services, Cl B                      24,400             1,382
  Valeant Pharmaceuticals International                13,592               267
  Viropharma (B)*                                      30,700               384
  Waters*                                              10,028               428
  Watson Pharmaceuticals*                               1,600                41
  West Pharmaceutical Services                         29,600             1,181
                                                                     ----------
                                                                        130,954
                                                                     ----------

INDUSTRIALS -- 12.2%
  ABX Air*                                             31,543               175
  ACCO Brands*                                         16,400               355
  Actuant, Cl A                                         6,500               293
  Acuity Brands                                        19,000               812
  Advisory Board*                                      24,191             1,229
  AGCO (B)*                                            57,800             1,436
  Alaska Air Group*                                    43,300             1,640
  Albany International, Cl A                           29,900             1,044
  Alexander & Baldwin                                   6,223               273
  Alliant Techsystems*                                 23,648             1,809
  Allied Waste Industries (B)*                        165,900             1,715
  Amerco*                                               7,800               553
  American Commercial Lines (B)*                       26,900             1,412
  American Power Conversion                            13,300               234
  American Reprographics*                              19,775               604
  American Science & Engineering (B)*                  13,700               630
  Ametek                                               35,027             1,502
  AMR*                                                 14,800               306
  AO Smith                                             70,800             2,840
  Aries Maritime Transport                             95,800             1,050
  Arkansas Best                                        19,812               875
  Armor Holdings*                                      20,500             1,084
  ASV*                                                  2,500                38
  Atlas Air Worldwide Holdings*                         6,700               294
  Badger Meter                                         20,380               533
  BE Aerospace*                                        74,311             1,773
  BlueLinx Holdings (B)                                18,100               191
  Brink's                                              69,100             3,937
  Builders FirstSource (B)*                            19,300               293
  C&D Technologies                                     13,725               109
  Cenveo*                                              10,252               215
  CH Robinson Worldwide                                10,899               499
  Chicago Bridge & Iron                                34,175               923
  Clean Harbors*                                          400                17
  Columbus McKinnon*                                   10,000               185
  Comfort Systems USA                                  26,700               348
  Con-way                                              29,162             1,395
  Consolidated Graphics*                               12,600               783
  Continental Airlines, Cl B (B)*                      37,400               938
  Copart (B)*                                          44,100             1,238


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small/Mid Cap Equity Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
  Corporate Executive Board                             1,300        $      114
  Covanta Holding*                                      1,000                21
  Crane                                                12,700               508
  Cummins (B)                                          26,400             3,031
  Curtiss-Wright                                       69,206             2,152
  Deere                                                 3,800               297
  Deluxe                                               12,400               222
  Dun & Bradstreet*                                    23,600             1,659
  Dynamic Materials (B)                                61,700             2,256
  DynCorp International, Cl A*                         65,000               707
  EMCOR Group*                                          8,426               467
  Energy Conversion Devices*                            6,400               224
  EnPro Industries*                                    28,500               896
  Equifax                                              33,400             1,062
  Esterline Technologies*                              28,981             1,015
  ExpressJet Holdings*                                 73,400               513
  Flowserve*                                            9,000               460
  Fluor                                                 1,400               121
  Freightcar America (B)                               37,488             2,182
  Gardner Denver*                                      42,833             1,541
  GATX                                                 16,010               594
  General Cable*                                       56,353             2,171
  General Electric                                      9,000               307
  Genlyte Group (B)*                                   20,426             1,339
  Geo Group*                                            6,000               268
  Global Cash Access*                                  95,800             1,478
  Goodman Global*                                      27,500               346
  Goodrich                                             92,000             3,583
  GrafTech International (B)*                         244,100             1,330
  Granite Construction                                 56,242             3,017
  Griffon (B)*                                         24,600               582
  Grupo Aeroportuario del Sureste ADR                  36,200             1,279
  H&E Equipment Services (B)*                          34,500               899
  Herman Miller                                        80,400             2,271
  Honeywell International                               5,200               201
  Hudson Highland Group*                                7,100                71
  Huron Consulting Group*                               6,900               261
  IKON Office Solutions                               224,900             3,205
  Innerworkings*                                       45,795               531
  Jacobs Engineering Group*                            28,276             2,463
  JB Hunt Transport Services                           39,800               782
  JLG Industries                                       76,000             1,327
  John H. Harland                                      33,800             1,263
  Joy Global                                           81,500             3,549
  Kaman                                                 7,300               131
  Kenexa (B)*                                          58,484             1,495
  Kennametal                                           40,036             2,112
  Kforce*                                               6,500                80
  Kirby*                                                5,400               158
  Knoll                                                87,500             1,560
  Ladish*                                               6,400               224
  Lamson & Sessions (B)*                               39,500               998
  Landstar System                                       2,700               115
  Lincoln Electric Holdings                             4,800               264
  Manitowoc                                             1,200                53
  Manpower                                             15,331               906
  McGrath Rentcorp                                      9,100               207
  Mine Safety Appliances                                2,500                89
  Moog, Cl A*                                          38,556             1,259
  MSC Industrial Direct, Cl A                          43,300             1,704
  Mueller Industries                                   39,900             1,529
  NACCO Industries, Cl A                                1,400               187
  Navistar International*                               8,770               201
  NCI Building Systems (B)*                            22,800             1,239
  Oshkosh Truck (B)                                    53,812             2,782
  Pacer International                                   3,300                91
  PAM Transportation Services*                          2,900                72
  Pentair                                               5,370               161

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
  Perini*                                               1,400        $       34
  PW Eagle (B)*                                         9,800               342
  Quanta Services*                                     87,579             1,553
  RailAmerica*                                          7,500                76
  Regal-Beloit                                         30,400             1,312
  Republic Services                                    55,327             2,146
  Resources Connection (B)*                            30,400               742
  Roper Industries                                     21,500               997
  Ryder System (B)                                     73,200             3,618
  Sequa, Cl A*                                            400                37
  Shaw Group*                                          61,326             1,543
  Simpson Manufacturing (B)                            40,500             1,067
  SIRVA*                                                8,235                25
  Sitel*                                               17,800                53
  Skywest                                              55,100             1,332
  SPX (B)                                              36,700             1,938
  Standard Parking*                                     2,000                68
  Standard Register                                    12,700               163
  Stericycle (B)*                                       9,195               613
  Sun Hydraulics                                        2,100                41
  Superior Essex*                                      10,700               382
  Swift Transportation (B)*                            25,200               584
  TAL International Group*                             69,500             1,630
  Teleflex                                              6,800               380
  Terex (B)*                                           26,700             1,173
  Thomas & Betts*                                       7,300               330
  Timken                                               10,900               349
  UAL*                                                  5,300               133
  United Industrial (B)                                 7,900               426
  United Rentals (B)*                                 137,536             2,979
  United Stationers*                                   25,500             1,169
  United Technologies                                   7,100               445
  Universal Forest Products (B)                        16,000               780
  URS*                                                 52,992             2,149
  UTI Worldwide                                        52,900             1,219
  Volt Information Sciences*                            1,200                51
  Wabtec                                              110,648             3,121
  Walter Industries (B)                                19,100             1,051
  Washington Group International*                      56,011             3,316
  Waste Connections*                                    7,200               265
  Watson Wyatt Worldwide, Cl A                         24,900               988
  Watts Water Technologies, Cl A                       11,000               341
  WESCO International (B)*                             38,700             2,264
  Williams Scotsman International*                     77,600             1,629
  Woodward Governor                                    52,900             1,781
  YRC Worldwide (B)*                                   40,500             1,490
                                                                     ----------
                                                                        153,887
                                                                     ----------

INFORMATION TECHNOLOGY -- 18.2%
  24/7 Real Media (B)*                                343,400             3,118
  Activision (B)*                                     295,928             3,817
  Adaptec*                                            342,400             1,411
  ADE*                                                  1,100                35
  Advanced Energy Industries (B)*                      40,000               575
  Advanced Micro Devices*                               4,499               112
  Advent Software*                                     33,800             1,107
  Agere Systems*                                        3,300                50
  Agilent Technologies*                                 2,400                77
  Akamai Technologies (B)*                            101,125             3,964
  Alliance Data Systems*                                3,300               167
  Altera (B)*                                         307,700             6,225
  Altiris*                                              2,100                47
  Amdocs*                                             123,200             4,675
  AMIS Holdings*                                       18,784               171
  Amkor Technology (B)*                                47,100               267
  Amphenol, Cl A                                       22,500             1,293
  Anixter International                                 1,800                98


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small/Mid Cap Equity Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
  aQuantive (B)*                                      123,553        $    3,064
  Arrow Electronics*                                   29,300               817
  Art Technology Group*                               353,239               968
  Aspen Technology (B)*                               101,741             1,135
  Asyst Technologies*                                 200,200             1,500
  ATMI (B)*                                            69,841             2,016
  Avaya (B)*                                          417,300             4,361
  Avid Technology (B)*                                 32,598             1,298
  Avnet*                                              169,053             3,307
  Avocent*                                                800                24
  Benchmark Electronics*                               70,516             1,759
  BISYS Group*                                        128,000             1,317
  Black Box                                            24,000               925
  Blackbaud                                            48,048             1,110
  Blackboard (B)*                                      36,100               962
  BMC Software (B)*                                    70,600             1,879
  Brightpoint*                                        115,810             1,927
  Broadcom, Cl A*                                       8,600               253
  Brocade Communications Systems*                       5,400                34
  Brooks Automation (B)*                              199,900             2,779
  CA                                                    1,900                45
  CACI International, Cl A*                            10,800               573
  Cadence Design Systems (B)*                          10,000               164
  Ceridian*                                            20,800               497
  CheckFree (B)*                                       69,843             2,500
  Checkpoint Systems*                                  24,700               448
  Cirrus Logic*                                        43,651               320
  Citrix Systems*                                      59,600             1,829
  Click Commerce (B)*                                  12,000               220
  CMGI*                                               174,100               193
  CNET Networks (B)*                                  204,100             1,925
  Cogent (B)*                                         122,700             1,752
  Cohu                                                  2,000                34
  CommScope*                                           80,484             2,351
  Concur Technologies (B)*                             72,858             1,015
  Convergys*                                           95,400             1,991
  CPI International*                                    3,600                45
  Credence Systems*                                   171,700               434
  Cree (B)*                                            73,400             1,367
  CSG Systems International (B)*                       80,600             2,170
  CTS                                                  80,000             1,176
  Cymer (B)*                                           54,186             2,230
  Cypress Semiconductor*                               73,623             1,151
  Diodes*                                              11,450               429
  Earthlink (B)*                                       72,600               534
  EFJ*                                                 91,300               648
  Electronics for Imaging*                             63,700             1,468
  Emulex*                                              40,000               693
  EPIQ Systems*                                        18,500               275
  F5 Networks*                                         17,896               896
  Factset Research Systems                              8,700               384
  Fair Isaac (B)                                       32,400             1,134
  Fairchild Semiconductor International*               99,658             1,797
  FEI*                                                 12,700               264
  Filenet*                                             35,700             1,247
  Flextronics International*                          284,400             3,356
  Flir Systems*                                        10,600               294
  Foundry Networks*                                    35,900               437
  Global Payments                                      31,000             1,180
  Hewitt Associates, Cl A*                             33,000               742
  Hutchinson Technology (B)*                           78,300             1,616
  Hyperion Solutions*                                  20,768               688
  i2 Technologies*                                      4,576                75
  i2 Technologies (B)*                                 50,507               823
  Ikanos Communications*                                5,100                65
  Imation                                              55,900             2,215
  Informatica*                                        132,400             1,938
  infoUSA                                              11,600                96

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
  Ingram Micro, Cl A*                                  17,900        $      322
  Integrated Device Technology*                       140,999             2,429
  Interdigital Communications (B)*                     89,500             2,974
  Intergraph*                                          18,756               701
  Intermec*                                             5,700               171
  Internap Network Services (B)*                       42,485               508
  International Rectifier*                              2,700                95
  Intersil, Cl A                                       79,500             2,015
  Intevac*                                             45,849               770
  Iomega*                                             190,900               538
  Itron (B)*                                           46,631             2,610
  IXYS*                                                 4,400                39
  Jack Henry & Associates                              31,500               604
  JDA Software Group*                                  93,100             1,545
  Juniper Networks*                                    53,200               780
  Jupitermedia (B)*                                   185,300             1,323
  Komag (B)*                                           72,221             2,597
  Kulicke & Soffa Industries*                           5,500                43
  L-1 Identity Solutions*                              33,441               505
  Lam Research (B)*                                    23,000               984
  Lattice Semiconductor*                              268,500             1,965
  Lawson Software*                                    219,577             1,462
  Lexmark International, Cl A*                         44,260             2,482
  Lightbridge*                                         14,100               168
  Littelfuse*                                          12,900               466
  LoJack*                                              16,500               345
  LoopNet (B)*                                         99,644             1,300
  LSI Logic*                                          167,900             1,352
  LTX*                                                 25,000               127
  Magma Design Automation*                              9,800                74
  Manhattan Associates*                                20,000               464
  Marchex, Cl B (B)*                                   24,911               409
  Mattson Technology*                                  11,800                92
  MAXIMUS                                              34,600               921
  McAfee*                                              21,500               489
  Methode Electronics                                  13,553               108
  Mettler Toledo International*                        49,299             3,004
  Micrel (B)*                                           5,100                51
  Micron Technology*                                    6,500               112
  Micros Systems*                                      19,235               921
  Microsemi (B)*                                       76,500             2,124
  MicroStrategy, Cl A*                                  5,700               520
  MKS Instruments (B)*                                 58,981             1,232
  MTS Systems                                           4,500               151
  Multi-Fineline Electronix (B)*                        3,000                68
  Napco Security Systems (B)*                          75,218               729
  National Semiconductor                                1,500                36
  NCR*                                                  7,900               275
  Net 1 UEPS Technologies*                             39,203               952
  Novellus Systems (B)*                                61,300             1,712
  Nuance Communications (B)*                          160,700             1,262
  O2Micro International ADR*                           49,800               299
  Omnivision Technologies (B)*                         53,900               895
  ON Semiconductor (B)*                               106,400               639
  Online Resources (B)*                                87,822               934
  OSI Systems (B)*                                     73,800             1,453
  Parametric Technology*                              124,295             2,002
  Parkervision (B)*                                    47,500               293
  Parkervision*                                        58,000               358
  Paxar*                                               39,600               771
  Perot Systems, Cl A*                                260,180             3,736
  Photronics*                                          97,916             1,421
  Pixelworks*                                         163,000               398
  Plexus*                                               4,700                93
  PMC - Sierra (B)*                                    98,600               674
  Polycom (B)*                                        357,500             8,505
  Presstek*                                             6,900                57
  QLogic*                                               1,800                33


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small/Mid Cap Equity Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
  Quality Systems (B)*                                 21,932        $      880
  Rackable Systems*                                    88,959             2,470
  Radyne*                                              12,500               153
  RealNetworks (B)*                                    70,700               780
  Red Hat (B)*                                         49,100             1,141
  Reynolds & Reynolds, Cl A                            36,200             1,389
  RF Micro Devices (B)*                               439,700             2,911
  Sabre Holdings, Cl A                                132,000             2,893
  Salesforce.com*                                      56,100             1,934
  Sanmina-SCI*                                         58,500               198
  Satyam Computer Services ADR (B)                     50,600             1,931
  Seachange International*                             80,500               680
  Silicon Storage Technology*                           2,600                11
  Sirf Technology Holdings (B)*                        18,526               488
  SkillSoft ADR*                                      126,763               805
  Skyworks Solutions*                                 251,400             1,164
  Solectron*                                          289,000               907
  Sonic Solutions (B)*                                 47,600               715
  Spatialight (B)*                                    190,500               432
  Spatialight*                                        151,367               329
  Stratasys (B)*                                       45,369             1,084
  Sun Microsystems*                                   191,030               953
  Sybase (B)*                                          82,500             1,903
  Synchronoss Technologies (B)*                        88,612               834
  Synopsys*                                            99,500             1,887
  Syntel (B)                                           44,048               965
  Tech Data*                                           17,200               600
  Technitrol                                           13,200               374
  Tektronix                                               847                24
  Tellabs*                                            116,600             1,188
  Teradyne*                                           168,700             2,369
  Tessera Technologies*                                20,655               680
  THQ (B)*                                             83,700             2,159
  TIBCO Software*                                     187,100             1,471
  Trident Microsystems*                                77,795             1,605
  Unisys*                                              17,210                92
  United Online                                       189,200             2,170
  VeriSign*                                            66,900             1,354
  WebEx Communications (B)*                            25,867               923
  Websense (B)*                                        15,300               316
  Western Digital*                                    174,200             3,188
  Wind River Systems*                                 293,600             2,986
  Wright Express (B)*                                  42,200             1,135
  X-Rite                                                1,762                16
  Xilinx                                                3,500                80
  Zygo*                                                15,000               200
                                                                     ----------
                                                                        228,622
                                                                     ----------

MATERIALS -- 4.6%
  Airgas                                               63,658             2,280
  AK Steel Holding*                                    57,200               721
  Allegheny Technologies (B)                           38,900             2,231
  Aptargroup                                           19,200               989
  Ashland                                              50,600             3,195
  Balchem                                              63,500             1,264
  Bowater                                              15,700               357
  Buckeye Technologies*                                74,600               607
  Cabot                                                22,000               731
  Carpenter Technology (B)                             24,136             2,313
  Celanese, Ser A                                      72,600             1,342
  Cleveland-Cliffs                                     45,800             1,670
  Commercial Metals                                    76,169             1,645
  Crown Holdings*                                      55,600             1,022
  Eagle Materials (B)                                   9,400               337
  Eastman Chemical                                     33,100             1,736
  FMC                                                  33,600             2,054
  Greif, Cl A                                          25,000             1,771

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
  Headwaters*                                           3,700        $       82
  Hercules*                                            84,900             1,324
  Innospec                                              1,600                44
  Louisiana-Pacific                                    28,600               559
  Lubrizol                                             48,100             2,092
  Martin Marietta Materials                            20,000             1,647
  Material Sciences*                                    3,500                33
  MeadWestvaco                                         58,400             1,492
  Metal Management                                     28,178               721
  Myers Industries                                      3,100                51
  Neenah Paper                                         23,400               786
  NewMarket                                            12,500               774
  Olympic Steel                                         2,740                76
  OM Group*                                            17,500               700
  Omnova Solutions*                                     3,800                21
  Owens-Illinois*                                      22,000               334
  Packaging of America                                  6,800               157
  PolyOne (B)*                                        206,400             1,789
  Pope & Talbot*                                        7,500                41
  Quaker Chemical                                       1,700                32
  Quanex                                               59,550             2,044
  Reliance Steel & Aluminum                            43,600             1,429
  Rockwood Holdings*                                   23,100               485
  RPM International                                    38,400               722
  RTI International Metals*                               800                35
  Schnitzer Steel Industries, Cl A                     50,700             1,610
  Schweitzer-Mauduit International                     16,400               312
  Scotts Miracle-Gro, Cl A                             32,600             1,399
  Sensient Technologies                                24,800               499
  Silgan Holdings                                       5,500               195
  Sonoco Products                                      57,700             1,932
  Steel Dynamics (B)                                   25,082             1,324
  Symyx Technologies*                                  61,600             1,411
  TAC Acquisition*                                    181,100             1,141
  Temple-Inland                                        15,400               686
  Terra Industries*                                     1,300                10
  Texas Industries (B)                                 33,300             1,563
  United States Steel                                  18,700             1,088
  Wausau Paper                                         13,900               189
  Wellman (B)                                          75,500               271
  Wheeling-Pittsburgh (B)*                             64,600             1,138
                                                                     ----------
                                                                         58,503
                                                                     ----------

TELECOMMUNICATION SERVICES -- 1.0%
  Centennial Communications*                           20,400                96
  CenturyTel                                           92,213             3,672
  Citizens Communications                              34,170               471
  Commonwealth Telephone
    Enterprises                                        37,200             1,312
  Consolidated Communications
    Holdings                                            4,388                75
  Dobson Communications, Cl A*                         21,600               149
  Fairpoint Communications                            129,500             2,117
  Golden Telecom                                        6,600               201
  Level 3 Communications (B)*                         285,156             1,263
  Premiere Global Services*                            34,800               272
  Qwest Communications International*                 107,500               947
  SBA Communications, Cl A (B)*                        54,439             1,401
  Syniverse Holdings*                                  18,600               312
  Talk America Holdings*                               14,200                82
                                                                     ----------
                                                                         12,370
                                                                     ----------

UTILITIES -- 3.7%
  AES*                                                  6,300               134
  AGL Resources                                        82,697             3,009
  Alliant Energy                                       54,200             1,983


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small/Mid Cap Equity Fund
August 31, 2006

--------------------------------------------------------------------------------
                                           Shares/Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
  Avista                                               28,900        $      701
  Black Hills                                          79,871             2,780
  CenterPoint Energy (B)                               66,000               954
  Cleco                                                44,200             1,103
  El Paso Electric                                     10,300               246
  Empire District Electric                             15,744               356
  Energen                                              18,200               794
  Equitable Resources                                  16,000               590
  Idacorp                                              36,368             1,397
  Laclede Group                                         9,400               306
  MDU Resources Group                                  50,800             1,245
  National Fuel Gas                                     5,000               191
  New Jersey Resources                                 47,023             2,335
  Nicor (B)                                            36,200             1,581
  Northeast Utilities                                   8,552               195
  NRG Energy (B)*                                      32,400             1,641
  OGE Energy (B)                                       27,400             1,020
  Oneok                                                35,229             1,348
  Ormat Technologies                                   54,300             1,976
  Peoples Energy                                       18,679               792
  Pepco Holdings                                       32,300               820
  Pinnacle West Capital (B)                            58,600             2,692
  PNM Resources                                        98,613             2,827
  Progress Energy                                       8,300               368
  Puget Energy                                         58,600             1,326
  Reliant Energy*                                      70,646               951
  SCANA                                                19,900               823
  Sempra Energy                                        13,400               666
  South Jersey Industries                                 700                20
  Southwest Gas                                         4,400               148
  TECO Energy                                           6,700               106
  UGI                                                 107,531             2,667
  Unisource Energy                                     10,000               345
  Vectren                                              44,067             1,214
  Westar Energy                                        42,300             1,032
  WGL Holdings (B)                                     60,500             1,880
  Wisconsin Energy                                     48,248             2,075
                                                                     ----------
                                                                         46,637
                                                                     ----------
Total Common Stock
 (Cost $1,103,341) ($ Thousands)                                      1,176,269
                                                                     ----------

CORPORATE OBLIGATIONS (C) -- 12.2%

FINANCIALS -- 12.2%
  Allstate Life Global Funding II
    MTN (A) (E)
    5.350%, 09/15/06                              $     2,221             2,221
  American General Finance (A) (E)
    5.360%, 09/15/06                                    7,000             7,000
  Bear Stearns EXL (E)
    5.370%, 09/15/06                                    8,593             8,593
  Countrywide Financial MTN (E)
    5.560%, 09/27/06                                    2,897             2,897
  Countrywide Financial MTN,
    Ser A (E)
    5.548%, 11/03/06                                    5,069             5,069
    5.380%, 09/13/06                                    8,931             8,931
  Dekabank (A) (E)
    5.490%, 10/19/06                                    8,931             8,930
  Irish Life & Permanent MTN,
    Ser X (A) (E)
    5.365%, 09/21/06                                    6,421             6,420

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                              ($ Thousands)/Shares      ($ Thousands)
--------------------------------------------------------------------------------
  Islandsbanki (A) (E)
    5.456%, 09/07/06                              $     7,241        $    7,241
    5.376%, 09/22/06                                    4,103             4,103
  Jackson National Life Funding (A) (E)
    5.402%, 09/01/06                                   10,621            10,621
  Kaupthing Bank MTN (A) (E)
    5.385%, 09/20/06                                   12,069            12,069
  Lakeside Funding (E)
    5.370%, 09/08/06                                    2,798             2,798
  Landsbanki Islands (A) (E)
    5.410%, 09/15/06                                    9,172             9,172
  Morgan Stanley EXL (E)
    5.456%, 09/05/06                                    1,690             1,690
  Morgan Stanley EXL, Ser S (E)
    5.410%, 09/05/06                                    2,414             2,414
  Natexis Banques (A) (E)
    5.310%, 09/15/06                                    4,707             4,706
  Nationwide Building Society (A) (E)
    5.550%, 09/28/06                                    2,655             2,655
    5.436%, 09/07/06                                    4,828             4,828
  Nordbank (A) (E)
    5.354%, 09/25/06                                    8,207             8,206
  Northern Rock (A) (E)
    5.430%, 09/05/06                                    4,972             4,972
  Pacific Life Global Funding (A) (E)
    5.350%, 09/13/06                                    3,621             3,621
  Premium Asset Trust,
    Ser 2004-10 (A) (E)
    5.370%, 09/15/06                                    6,759             6,759
  SLM EXL, Ser S (A) (E)
    5.330%, 09/15/06                                    5,310             5,310
  Sigma Finance MTN (A)
    4.745%, 11/09/06                                    2,607             2,607
  Skandinav Enskilda Bank (A) (E)
    5.320%, 09/18/06                                    5,310             5,310
  Stanfield Victoria MTN
    5.445%, 06/11/07                                    4,828             4,827
                                                                     ----------
Total Corporate Obligations
 (Cost $153,970) ($ Thousands)                                          153,970
                                                                     ----------

CASH EQUIVALENT  -- 5.1%

  SEI Daily Income Trust, Prime
    Obligation Fund, Cl A, 5.330%**++              64,120,492            64,120
                                                                     ----------
Total Cash Equivalent
 (Cost $64,120) ($ Thousands)                                            64,120
                                                                     ----------

COMMERCIAL PAPER (C) (D) -- 4.4%

  Adirondack
    5.316%, 09/08/06                                    4,828             4,823
  Altius I Funding
    5.316%, 09/08/06                                    3,379             3,376
  Broadhollow Funding
    5.315%, 09/07/06                                    2,414             2,412
    5.314%, 09/06/06                                    3,669             3,666
  Elysian Funding LLC
    5.451%, 11/27/06                                    4,333             4,276
    5.360%, 09/01/06                                    8,409             8,409
  KKR Pacific Funding Trust
    5.330%, 09/27/06                                      193               192
  Main Street Warehouse Funding
    5.315%, 09/20/06                                    6,517             6,499


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small/Mid Cap Equity Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                              ($ Thousands)/Shares      ($ Thousands)
--------------------------------------------------------------------------------
  Rams Funding
    5.314%, 09/19/06                              $     2,414        $    2,407
  Rhineland Funding Capital
    5.494%, 10/12/06                                    2,414             2,399
    5.313%, 09/05/06                                   12,214            12,207
  Thornburg Mortgage Capital
    Resource
    5.315%, 09/07/06                                    4,828             4,823
                                                                     ----------
Total Commercial Paper
 (Cost $55,489) ($ Thousands)                                            55,489
                                                                     ----------

ASSET-BACKED SECURITIES (A) (C) (E) -- 1.8%

MORTGAGE RELATED SECURITIES -- 1.8%
  Cheyne High Grade,
    Ser 2004-1A, Cl AM1
    5.466%, 11/10/06                                    2,414             2,414
  Commodore,
    Ser 2003-2A, Cl A1MM
    5.380%, 09/12/06                                    2,221             2,221
  Duke Funding,
    Ser 2004-6B, Cl A1S1
    5.577%, 10/10/06                                    3,621             3,621
  Newcastle CDO,
    Ser 2005-6A, Cl IM1
    5.346%, 09/25/06                                      966               965
  Park Place Securities NIM
    Trust,
    Ser 2004-MM1, Cl AM6
    5.354%, 09/25/06                                    2,360             2,360
  RMAC, Ser 2004-NS3A, Cl A1
    5.330%, 09/12/06                                      449               449
  Saturn Ventures II
    5.466%, 09/07/06                                    3,887             3,887
  TIAA Real Estate CDO,
    Ser 2003 1A, Cl A1MM
    5.358%, 09/28/06                                    2,913             2,913
  Whitehawk CDO Funding,
    Ser 2004-1A, Cl AMME
    5.349%, 09/15/06                                      724               724
  Witherspoon CDO Funding
    5.340%, 09/15/06                                    3,379             3,379
                                                                     ----------
Total Asset-Backed Securities
 (Cost $22,933) ($ Thousands)                                            22,933
                                                                     ----------

FOREIGN COMMON STOCK -- 1.4%
  Canaccord Capital                                    94,900             1,548
  Cardiome Pharma*                                     70,226               981
  Compton Petroleum*                                   62,300               747
  Dundee                                               42,200             1,207
  Dundee Wealth Management                             81,300               806
  Emergis*                                            135,900               650
  First Quantum Minerals                               38,200             2,069
  Four Seasons Hotels                                  18,400             1,161
  Gildan Activewear*                                   31,700             1,584
  Gluskin Sheff + Associates*                          74,400             1,032
  Grande Cache Coal*                                  214,600               223
  OPTI Canada*                                        100,400             1,839
  Railpower Technologies*                             210,600               368
  Sherritt International                              114,600             1,104

--------------------------------------------------------------------------------
                                           Shares/Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
  Synenco Energy (F) (H)*                              12,051        $      198
  Synenco Energy*                                      16,100               264
  Synenco Energy, Cl A*                                75,200             1,235
                                                                     ----------
Total Foreign Common Stock
 (Cost $14,009) ($ Thousands)                                            17,016
                                                                     ----------

MASTER NOTE (C) (D) -- 1.0%

  Bank of America
    5.383%, 09/01/06                              $    12,069            12,069
                                                                     ----------
Total Master Note
 (Cost $12,069) ($ Thousands)                                            12,069
                                                                     ----------

CERTIFICATES OF DEPOSIT (C) -- 0.7%

  Barclays Bank (E)
    5.440%, 06/11/07                                    2,414             2,414
  CC USA MTN
    5.520%, 06/18/07                                    4,827             4,827
  U.S. Trust of New York (E)
    5.370%, 09/13/06                                    1,931             1,931
                                                                     ----------
Total Certificates of Deposit
 (Cost $9,172) ($ Thousands)                                              9,172
                                                                     ----------

TIME DEPOSIT (C) -- 0.4%

  National City
    5.260%, 09/01/06                                    4,760             4,760
                                                                     ----------
Total Time Deposit
 (Cost $4,760) ($ Thousands)                                              4,760
                                                                     ----------

U.S. TREASURY OBLIGATION (D) (J) -- 0.1%

  U.S. Treasury Bills
    4.990%, 11/24/06                                    1,635             1,617
                                                                     ----------
Total U.S. Treasury Obligation
 (Cost $1,617) ($ Thousands)                                              1,617
                                                                     ----------

                                                    Number of
                                                     Warrants
                                                  -----------

WARRANTS  -- 0.0%

  Infinity Bio-Energy, Expires 05/23/10*              516,814               248
  Parkervision (F) (G) (H) (I)*                        20,750                30
                                                                     ----------
Total Warrants
 (Cost $262) ($ Thousands)                                                  278
                                                                     ----------
REPURCHASE AGREEMENTS (C) (K) -- 2.9%

Barclays Capital
  5.270%, dated 08/31/06, to be
  repurchased on 09/01/06,
  repurchase price $8,389,015
  (collateralized by various U.S.
  Government Obligations, ranging in
  par value $758,655-$5,415,007,
  0.000%-6.625%, 07/24/07-05/09/16;
  with total market value $8,555,567)                   8,388             8,388


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small/Mid Cap Equity Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
Lehman Brothers
  5.260%, dated 08/31/06, to be
  repurchased on 09/01/06,
  repurchase price $27,952,624
  (collateralized by various U.S.
  Government Obligations, ranging
  in par value $1,833,517-$4,334,497,
  0.000%-6.000%, 09/19/06-08/19/11;
  with total market value $28,507,538)            $    27,949        $   27,949
                                                                     ----------
Total Repurchase Agreements
 (Cost $36,337) ($ Thousands)                                            36,337
                                                                     ----------
Total Investments -- 123.5%
 (Cost $1,478,079) ($ Thousands) @                                   $1,554,030
                                                                     ==========

Futures -- A summary of the open futures contracts held by the Fund at August 31, 2006, is as follows:

                                                                     UNREALIZED
                                  NUMBER OF       EXPIRATION       APPRECIATION
TYPE OF CONTRACT                  CONTRACTS             DATE      ($ THOUSANDS)
--------------------------------------------------------------------------------
S&P Mid 400 Index E-Mini                271         Sep-2006             $   18
Russell 2000 Index E-Mini               317         Sep-2006                522
                                                                  -------------
                                                                         $  540
                                                                  =============

Restricted Securities -- At August 31, 2006, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at August 31, 2006, were as follows:

                                                       RIGHT TO
                            NUMBER OF   ACQUISITION     ACQUIRE             COST      MARKET VALUE     % OF NET
                               SHARES          DATE        DATE    ($ THOUSANDS)     ($ THOUSANDS)       ASSETS
---------------------------------------------------------------------------------------------------------------
Na Oil Sands                  160,000       5/31/06     5/31/06           $1,748            $1,730         0.14%
Parkervision Warrants           6,250       6/20/05     6/20/05               13                 9         0.00
Parkervision Warrants          14,500       3/28/06     3/28/06               --                21         0.00
Synenco Energy                 12,051       8/24/05     8/24/05              140               198         0.02
                                                                   --------------------------------------------
                                                                          $1,901            $1,958         0.16%
                                                                   ============================================

Percentages are based on Net Assets of $1,258,713 ($ Thousands)

* Non-income producing security.

** Rate shown is the 7-day effective yield as of August 31, 2006.

+ Real Estate Investment Trust.

++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.

(A) This security was sold within the terms of private placement memorandum, exempt from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B) This security or a partial position of this security is on loan at August 31, 2006. The total value of securities on loan at August 31, 2006 was $279,477 ($ Thousands).

(C) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2006 was $294,730 ($ Thousands).

(D) The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2006.

(F) Securities considered illiquid. The total value of such securities as of August 31, 2006 was $1,958 ($ Thousands) and represents 0.16% of Net Assets.

(G) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of August 31, 2006 was $30 ($ Thousands) and represents 0.00% of Net Assets.

(H) This security considered restricted. The total value of such securities as of August 31, 2006 was $1,958 ($ Thousands) and represented 0.16% of Net Assets.

(I) This warrant does not have a strike price or expiration date.

(J) Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(K) Tri-Party Repurchase Agreement

ADR -- American Depositary Receipt
CDO -- Collateralized Debt Obligation
Cl -- Class
EXL -- Extendable Maturity
LLC -- Limited Liability Company
MTN -- Medium Term Note
NIM -- Net Interest Margin
Ser -- Series

Amounts designated as "--" are zero or have been rounded to zero.


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small/Mid Cap Equity Fund
August 31, 2006

@ At August 31, 2006, the tax basis cost of the Fund's investments was $1,478,079 ($ Thousands), and the unrealized appreciation and depreciation were $134,385 ($ Thousands) and $(58,434) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 32.9%

 FHLMC
  9.750%, 10/01/14                                 $           9   $           9
  8.500%, 09/01/08 to 04/01/09                                59              60
  7.500%, 11/01/17 to 06/01/32                             1,305           1,353
  7.000%, 11/01/15 to 06/01/32                             1,475           1,520
  6.500%, 10/01/16 to 10/01/31                             6,659           6,790
  6.000%, 01/01/13 to 07/01/36                            15,669          15,774
  5.500%, 09/01/13 to 06/01/36                            29,420          29,278
  5.000%, 04/01/20 to 09/01/35                            80,615          78,336
  4.500%, 02/01/19 to 08/01/35                            57,559          55,672
  4.000%, 05/01/19 to 01/01/34                             2,313           2,097
 FHLMC ARM (F)
  5.702%, 03/01/36                                         1,935           1,926
  5.601%, 05/01/36                                        13,336          13,335
  5.150%, 01/01/36                                         8,699           8,577
  5.095%, 02/01/36                                        10,278          10,105
 FHLMC TBA
  6.000%, 10/01/19                                        70,657          71,231
  5.000%, 09/15/33                                         7,900           7,572
 FNMA
  8.000%, 04/01/08 to 07/01/31                               804             843
  7.500%, 06/01/30
  7.000%, 03/01/09 to 04/01/32                             4,067           4,178
  6.500%, 05/01/17 to 12/01/34                             9,864          10,047
  6.000%, 04/01/17 to 07/01/36                            25,240          25,291
  5.500%, 04/01/14 to 07/01/36                           113,468         112,117
  5.000%, 06/01/18 to 12/01/34                            82,303          80,099
  4.500%, 01/25/16 to 02/01/35                            23,115          22,160
  4.330%, 11/01/11                                         1,473           1,414
  4.000%, 10/01/18 to 11/01/20                             5,362           5,038
 FNMA ARM
  6.444%, 07/01/36                                         4,430           4,487
  6.292%, 11/01/35                                         3,310           3,419
  6.290%, 11/01/35                                         3,239           3,345
  6.289%, 11/01/35                                         3,118           3,221
  6.288%, 11/01/35                                         3,402           3,513
  6.287%, 11/01/35                                         3,299           3,407
  5.921%, 09/01/36                                         8,035           8,060
  5.835%, 07/01/46                                            39              39
  5.829%, 07/01/36                                         9,434           9,510
  5.662%, 06/01/36                                         2,096           2,104
  5.645%, 02/01/36                                        13,991          13,818
  5.504%, 06/01/36                                         1,484           1,487
  5.298%, 04/01/36                                         2,483           2,474
  5.070%, 07/01/35                                         3,175           3,133
  4.868%, 09/01/31                                         1,530           1,494
  4.653%, 10/01/12                                         1,140           1,107
  4.508%, 04/01/09                                         1,712           1,685
 FNMA TBA
  6.500%, 10/01/32 to 09/25/36                            65,193          66,126
  6.000%, 09/01/19 to 10/01/34                            56,306          56,459
  5.500%, 09/01/21 to 10/01/34                           308,995         303,718
  5.000%, 09/15/18 to 10/01/34                           326,432         313,211
  4.500%, 10/15/33 to 09/25/36                            16,258          15,135
 GNMA
  9.500%, 12/15/20                                            23              26
  7.000%, 04/15/26 to 09/15/34                             8,437           8,705
  6.500%, 06/15/11 to 11/20/35                            21,164          21,660
  6.000%, 03/15/14 to 02/15/35                            75,949          76,754
  5.500%, 04/15/14 to 06/15/35                            12,819          12,686
  5.000%, 05/15/33 to 11/15/35                            51,470          49,899
 GNMA ARM
  5.079%, 01/16/30                                         2,419           2,404


--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
  3.942%, 08/16/25                                 $       1,461   $       1,419
  3.750%, 05/20/34                                         6,250           6,094
 GNMA TBA
  6.500%, 09/20/36                                        21,514          21,991
  6.000%, 09/01/33 to 09/01/34                            38,597          38,947
                                                                   -------------
Total U.S. Government Mortgage-Backed Obligations
 (Cost $1,627,493) ($ Thousands)                                       1,626,359
                                                                   -------------

CORPORATE OBLIGATIONS -- 32.0%

CONSUMER DISCRETIONARY -- 1.5%
 CBS
   5.625%, 08/15/12                                          550             543
 COX Communications
   7.875%, 08/15/09                                          440             466
 Cisco Systems
   5.500%, 02/22/16                                        2,235           2,225
 Clear Channel Communications
   6.250%, 03/15/11                                        2,740           2,735
   4.250%, 05/15/09                                        1,040           1,003
 Comcast
   6.500%, 01/15/15                                        3,635           3,753
   6.500%, 01/15/17                                        1,825           1,886
   5.900%, 03/15/16 (J)                                    2,520           2,498
   5.650%, 06/15/35                                        1,070             949
 Comcast Cable Communications
   8.375%, 03/15/13                                        1,830           2,074
   6.750%, 01/30/11 (J)                                    5,950           6,222
 Continental Cablevision
   9.000%, 09/01/08                                          710             757
 DaimlerChrysler
   8.500%, 01/18/31                                        1,070           1,285
   7.300%, 01/15/12                                        1,995           2,122
   6.500%, 11/15/13                                        3,180           3,275
 DaimlerChrysler MTN
   5.750%, 05/18/09                                        2,165           2,173
 Ford Motor
   9.890%, 02/15/47 (J)                                    3,000           2,625
   7.500%, 08/01/26                                        2,100           1,580
   7.450%, 07/16/31 (J)                                    2,770           2,174
 General Motors (J)
   8.375%, 07/15/33                                        2,940           2,462
 Harrahs Operating
   6.500%, 06/01/16                                        2,165           2,148
 Liberty Media (F)
   6.829%, 09/17/06                                        2,281           2,282
 May Department Stores
   3.950%, 07/15/07                                        1,161           1,144
 News America
   6.400%, 12/15/35                                           40              38
   6.400%, 12/15/35 (C)                                    1,650           1,581
   6.200%, 12/15/34                                        1,815           1,696
 Rogers Cable
   5.500%, 03/15/14                                        2,000           1,853
 Royal Caribbean Cruises
   7.000%, 06/15/13                                        1,708           1,738
 Target
   4.000%, 06/15/13                                          355             328
 Time Warner
   7.700%, 05/01/32                                          912             997
   7.700%, 05/01/32                                        5,605           6,127
   6.875%, 05/01/12                                        2,700           2,827
 Time Warner Entertainment
   8.375%, 07/15/33                                        2,140           2,454


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Tulane University of
     Louisiana (C) (F)
     6.205%, 11/15/06                              $       1,822   $       1,838
   Viacom (C)
     6.250%, 04/30/16                                        460             454
     5.750%, 04/30/11                                      1,737           1,723
     5.750%, 04/30/11                                        576             571
                                                                   -------------
                                                                          72,606
                                                                   -------------
 CONSUMER STAPLES -- 0.4%
   Altria Group
     7.750%, 01/15/27                                      1,765           2,134
     7.000%, 11/04/13 (J)                                  3,450           3,753
   Kraft Foods
     5.625%, 11/01/11                                      2,685           2,702
     5.250%, 10/01/13                                      3,030           2,976
   Mohawk
     5.750%, 01/15/11                                      3,260           3,234
   Philip Morris Capital
     7.500%, 07/16/09                                      1,155           1,207
   Reynolds American (C)
     7.875%, 05/15/09                                      1,630           1,704
   Sabmiller (C)
     6.500%, 07/01/16                                      1,180           1,230
     5.799%, 10/01/06 (F)                                  1,140           1,140
                                                                   -------------
                                                                          20,080
                                                                   -------------
 ENERGY -- 2.0%
   Amerada Hess
     7.300%, 08/15/31                                      5,725           6,370
     6.650%, 08/15/11                                      2,655           2,778
   Anadarko Finance, Ser B
     7.500%, 05/01/31 (J)                                  4,793           5,416
     6.750%, 05/01/11                                      2,675           2,801
   BP Canada Finance
     3.625%, 01/15/09                                      2,740           2,658
   Cameron Highway Oil Pipe, Ser A
     5.860%, 12/15/17                                        848             838
   Conoco Funding
     7.250%, 10/15/31                                        885           1,039
     6.950%, 04/15/29                                      7,425           8,446
     6.350%, 10/15/11 (J)                                    430             450
   ConocoPhillips
     5.900%, 10/15/32 (J)                                  2,385           2,407
     4.750%, 10/15/12                                        880             856
   Devon Energy
     7.950%, 04/15/32                                      5,905           7,152
   Devon Financing
     6.875%, 09/30/11                                      3,290           3,489
   Duke Capital LLC
     8.000%, 10/01/19                                        625             714
     7.500%, 10/01/09                                      1,935           2,052
   EMP Nacional del Petrole (C)
     6.750%, 11/15/12                                        171             180
     4.875%, 03/15/14                                        892             841
   El Paso (C)
     6.950%, 06/01/28                                      2,250           2,070
   El Paso MTN (J)
     7.800%, 08/01/31                                      2,100           2,105
     7.750%, 01/15/32                                      3,375           3,392
   Encana
     6.500%, 08/15/34                                        926             960
   Energy Transfer Partners
     5.650%, 08/01/12                                      1,580           1,560

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Halliburton
     8.750%, 02/15/21                              $       1,530   $       1,936
     5.500%, 10/15/10                                      1,280           1,285
   Kansas Gas & Electric
     5.647%, 03/29/21                                      2,555           2,499
   Kinder Morgan
     6.500%, 09/01/12                                      1,615           1,584
   Kinder Morgan Energy Partners
     7.125%, 03/15/12                                      1,760           1,856
     5.800%, 03/15/35                                      1,075             965
     5.000%, 12/15/13                                        430             407
   Kinder Morgan Finance
     5.700%, 01/05/16                                        860             783
   Mantis Reef II (C)
     4.799%, 11/03/09                                      1,095           1,066
   Pemex Project Funding Master Trust
     7.375%, 12/15/14                                        900             975
     6.629%, 09/15/06 (C) (F)                              1,411           1,443
     6.625%, 06/15/35                                      1,455           1,429
     6.625%, 06/15/35 (C)                                  2,909           2,857
   Petro-Canada
     5.950%, 05/15/35                                      1,115           1,059
   Petroleum Export (C)
     5.265%, 06/15/11                                        578             567
     4.623%, 06/15/10                                        491             484
   Ras Laffan LNG II (C)
     5.298%, 09/30/20                                        879             849
   Sonat
     7.625%, 07/15/11                                      2,880           2,945
   Transocean (F)
     5.591%, 09/05/06                                      1,475           1,475
   Williams
     8.750%, 03/15/32                                      2,840           3,060
     7.750%, 06/15/31                                        740             723
   Williams, Ser A (J)
     7.500%, 01/15/31                                        310             298
   XTO Energy
     7.500%, 04/15/12                                      1,320           1,436
     6.250%, 04/15/13                                      3,195           3,283
     6.100%, 04/01/36                                        945             925
   YPF Sociedad Anonima MTN, Ser A
     7.750%, 08/27/07                                      3,000           3,049
                                                                   -------------
                                                                          97,812
                                                                   -------------
 FINANCIALS -- 22.0%
   AMBAC Financial Group
     5.950%, 12/05/35                                        900             883
   ASIF Global Financing XIX (C)
     4.900%, 01/17/13                                      1,150           1,116
   Aegon (F)
     1.450%, 10/15/06                                      1,711           1,426
   Aiful (C)
     5.000%, 08/10/10                                      2,620           2,521
     4.450%, 02/16/10                                      2,081           1,976
   Allied Capital
     6.625%, 07/15/11                                      4,270           4,334
   Allied World Assurance
     7.500%, 08/01/16                                      2,000           2,047
   Allstate Life Global Funding II
     MTN (F) (K)
     5.350%, 09/15/06                                      7,857           7,857
   American General
     Finance (C) (F) (K)
     5.360%, 09/15/06                                     24,766          24,764


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   American International Group (C)
     4.700%, 10/01/10                              $       2,585   $       2,531
   Apache Finance Canada
     4.375%, 05/15/15                                      2,980           2,741
   Arch Capital Group
     7.350%, 05/01/34                                      1,915           2,021
   Australia & New Zealand Banking Group (F)
     5.400%, 10/29/49                                      1,590           1,378
   BNP Paribas (F)
     5.185%, 09/23/06                                        990             856
   Banco Santander Chile
     7.375%, 07/18/12                                        659             718
   Bank One
     7.875%, 08/01/10                                      4,440           4,834
   Bank of America
     7.400%, 01/15/11                                      3,300           3,561
     5.375%, 08/15/11                                      2,710           2,721
     5.375%, 06/15/14                                        860             858
     4.250%, 10/01/10                                      2,755           2,659
   Bank of Ireland (F)
     5.674%, 09/05/06                                        780             674
   Bank of Nova Scotia (F)
     5.625%, 02/23/07                                        640             547
   Bank of Scotland (F)
     5.563%, 11/29/49                                        330             286
   Bankamerica Capital II
     8.000%, 12/15/26                                        402             420
   Banponce Trust I, Ser A
     8.327%, 02/01/27                                      2,410           2,524
   Barclays Bank (F)
     6.278%, 12/15/34                                      2,521           2,348
     5.750%, 01/02/07                                        370             323
   Bear Stearns EXL (F) (K)
     5.370%, 09/15/06                                     30,402          30,402
   Boeing Capital
     6.500%, 02/15/12                                        340             359
     5.800%, 01/15/13 (J)                                    315             323
   CIT Group MTN
     4.750%, 08/15/08                                      2,260           2,237
   Capital One Bank
     4.875%, 05/15/08                                      2,610           2,591
   Capital One Financial
     8.750%, 02/01/07                                      3,591           3,636
     6.150%, 09/01/16                                      1,610           1,617
     5.500%, 06/01/15                                      2,235           2,176
   Chase Capital I, Ser A
     7.670%, 12/01/26                                      4,101           4,270
   Chuo Mitsui Trust & Banking (C) (F)
     5.506%, 12/15/49                                        961             915
   Citigroup
     5.850%, 08/02/16                                      2,185           2,239
     5.125%, 02/14/11 (J)                                  2,165           2,155
     5.000%, 09/15/14                                      1,905           1,843
     4.125%, 02/22/10                                      6,820           6,588
     3.625%, 02/09/09                                      5,415           5,224
   Citigroup Capital II
     7.750%, 12/01/36                                        873             905
   Corp Andina de Fomento
     5.125%, 05/05/15                                        595             571
   Countrywide Financial MTN (F) (K)
     5.560%, 09/27/06                                     10,248          10,248
   Countrywide Financial MTN,
     Ser A (F) (K)
     5.548%, 11/03/06                                     17,934          17,934
     5.380%, 09/13/06                                     31,598          31,598

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Countrywide Home Loans MTN, Ser L
     2.875%, 02/15/07                              $       2,440   $       2,413
   Credit Suisse First Boston (F)
     5.625%, 09/19/06                                        555             472
   Credit Suisse First Boston
     London (C) (F) (L)
     0.000%, 09/24/06                                      8,339           7,482
     0.000%, 09/24/06                                      3,201           2,872
   Credit Suisse USA
     5.850%, 08/16/16                                        860             877
     5.500%, 08/16/11                                      3,760           3,776
   Dekabank (F) (K)
     5.490%, 10/19/06                                     31,598          31,595
   Den Norske Bank (F)
     5.688%, 11/18/06                                        110              94
     5.563%, 02/27/07                                        650             524
   Deutsche Bank Capital Funding Trust (C) (F) (J)
     5.628%, 01/19/49                                      7,789           7,529
   Developers Divers Realty MTN +
     7.000%, 03/19/07                                      1,100           1,108
   Developers Divers Realty +
     5.375%, 10/15/12                                      2,505           2,462
   Dresdner Funding Trust I (C)
     8.151%, 06/30/31                                        988           1,156
   Dryden Investor Trust (C) (H)
     7.157%, 07/23/08                                      1,889           1,921
   Duke Realty LP
     5.950%, 02/15/17                                      2,950           2,970
     5.625%, 08/15/11                                      1,075           1,077
   EOP Operating
     7.750%, 11/15/07                                      1,191           1,221
   Eksportfinans
     5.500%, 05/25/16                                      4,250           4,362
   Equity One +
     3.875%, 04/15/09                                      7,100           6,798
   Farmers Exchange Capital (C)
     7.200%, 07/15/48                                      3,502           3,498
     7.050%, 07/15/28                                      1,815           1,824
   Farmers Insurance Exchange Capital (C)
     8.625%, 05/01/24                                      4,518           5,173
   First Chicago NBD Institutional Capital (C)
     7.950%, 12/01/26                                        187             195
   First Industrial
     7.600%, 07/15/28                                      3,400           3,676
   First Industrial MTN
     7.500%, 12/01/17                                      2,765           3,042
   Ford Motor Credit
     7.875%, 06/15/10                                      7,200           7,076
     7.375%, 10/28/09                                     15,740          15,445
     7.250%, 10/25/11                                        329             314
     7.000%, 10/01/13                                      8,075           7,536
     6.625%, 06/16/08                                     10,480          10,306
   Ford Motor Credit MTN
     7.750%, 02/15/07                                      4,435           4,457
   Fund American
     5.875%, 05/15/13                                        956             939
   GE Capital Franchise MTN +
     6.860%, 06/15/07                                      1,100           1,111
   GE Global Insurance
     7.000%, 02/15/26                                      1,215           1,315
   General Electric Capital
     4.875%, 03/04/15                                      1,435           1,387

--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   General Electric Capital MTN, Ser A
     6.750%, 03/15/32                              $       1,070   $       1,208
     6.000%, 06/15/12 (J)                                  4,395           4,542
     3.750%, 12/15/09                                      3,474           3,326
   General Motors Acceptance
     8.000%, 11/01/31                                      2,567           2,594
     7.750%, 01/19/10                                      2,370           2,409
     7.431%, 09/25/2006 (F)                               15,205          15,019
     7.250%, 03/02/11                                      2,755           2,748
     6.875%, 09/15/11                                      1,283           1,264
     6.750%, 12/01/14                                        745             714
     6.457%, 10/18/2006 (F)                                3,340           3,319
     6.125%, 08/28/07                                      9,860           9,803
     6.125%, 01/22/08                                        415             410
     5.625%, 05/15/09                                      7,680           7,429
   Glitnir Bank (C)
     6.693%, 06/15/16 (F)                                  4,480           4,560
     6.330%, 07/28/11                                      2,440           2,469
   Goldman Sachs Group
     6.600%, 01/15/12                                      2,630           2,759
     6.450%, 05/01/36                                      1,080           1,093
     5.350%, 01/15/16 (J)                                  1,245           1,217
     5.125%, 01/15/15                                      3,910           3,782
   Great Western Finance Trust II, Ser A
     8.206%, 02/01/27                                        494             518
   HBOS (C) (F)
     5.375%, 11/29/49                                      2,037           1,986
   HSBC Bank (F)
     5.875%, 12/19/06                                      1,190           1,017
     5.663%, 12/11/06                                      2,290           1,915
   HSBC Finance
     8.000%, 07/15/10                                      2,330           2,540
     7.000%, 05/15/12                                      1,975           2,124
     6.375%, 11/27/12                                        365             381
     4.750%, 04/15/10 (J)                                  6,935           6,809
   HSBC Holdings
     6.500%, 05/02/36                                      1,490           1,569
   HVB Funding Trust III (C)
     9.000%, 10/22/31                                      1,083           1,367
   Highwoods Realty +
     7.500%, 04/15/18                                      3,888           4,256
     7.125%, 02/01/08                                      3,803           3,872
   ILFC E-Capital Trust I (F) (J)
     5.900%, 12/21/06                                        600             600
   International Lease Finance MTN
     5.620%, 11/24/06 (F)                                  1,585           1,587
     5.450%, 03/24/11                                      3,395           3,398
   Irish Life & Permanent MTN,
     Ser X (F) (K)
     5.365%, 09/21/06                                     22,716          22,714
   Islandsbanki (C) (F) (K)
     5.456%, 09/07/06                                     25,620          25,620
     5.376%, 09/22/06                                     14,518          14,518
   JPMorgan Capital Trust I
     7.540%, 01/15/27                                        697             723
   JPMorgan Capital Trust II
     7.950%, 02/01/27                                        180             188
   JPMorgan Chase
     5.750%, 01/02/13                                      3,670           3,711
     5.600%, 06/01/11 (J)                                  7,555           7,636
     5.150%, 10/01/15                                        400             387
     5.125%, 09/15/14                                      1,985           1,933
   Jackson National Life
     Funding (C) (F) (K)
     5.402%, 09/01/06                                     37,575          37,575

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Kaup Bank
     6.600%, 12/28/15                              $       3,000   $       2,826
   Kaupthing Bank
     7.125%, 05/19/16                                     12,000          12,314
     5.740%, 10/12/06 (C)                                  6,870           6,859
   Kaupthing Bank MTN (F) (K)
     5.385%, 09/20/06                                     42,699          42,699
   Korea Development Bank
     4.250%, 11/13/07                                        560             552
   Landsbanki Islands
     6.100%, 08/25/11                                      6,520           6,533
     5.410%, 09/15/06 (C) (F) (K)                         32,451          32,451
   Lazard Group
     7.125%, 05/15/15                                      2,300           2,405
   Lehman Brothers Holdings
     7.000%, 02/01/08                                      2,765           2,825
   Lehman Brothers Holdings MTN
     0.000%, 12/20/06 (F) (M)                              4,940           4,940
     5.750%, 07/18/11                                      4,000           4,055
     5.750%, 05/17/13                                      3,205           3,240
   Lehman Brothers Holdings MTN, Ser H (F) (M)
     0.000%, 11/30/06                                      3,736           3,540
   Liberty Mutual Group (C)
     7.500%, 08/15/36                                        531             548
   Liberty Mutual Insurance (C)
     7.875%, 10/15/26                                        665             742
   Liberty Property +
     7.750%, 04/15/09                                      1,008           1,060
     6.375%, 08/15/12                                        329             342
   Lloyds TSB Bank, Ser 2 (F)
     5.563%, 11/21/06                                        110              96
   Lloyds TSB Bank, Ser 3 (F)
     5.560%, 02/28/07                                      1,410           1,210
   M&I Capital Trust, Cl A
     7.650%, 12/01/26                                      1,513           1,574
   MUFG Capital Finance (F)
     6.346%, 07/25/49                                      3,336           3,317
   Mangrove Bay Passthru Trust (C) (F)
     6.102%, 07/15/33                                      1,816           1,731
   Mellon Capital I, Ser A
     7.720%, 12/01/26                                        827             862
   Merrill Lynch
     7.430%, 09/01/22                                          5               5
     6.050%, 05/16/16                                      4,320           4,451
   Merrill Lynch MTN
     5.770%, 07/25/11                                      2,680           2,729
   Merrill Lynch MTN, Ser B
     3.375%, 09/14/07                                      1,650           1,618
   Merrill Lynch MTN, Ser C
     4.250%, 02/08/10                                      1,940           1,878
   Mizuho Finance
     8.375%, 04/27/09                                        225             238
     8.375%, 12/29/49                                        530             561
   Morgan Stanley
     5.375%, 10/15/15 (J)                                  2,730           2,671
     5.300%, 03/01/13                                      2,500           2,471
   Morgan Stanley EXL (F) (K)
     5.456%, 09/05/06                                      5,978           5,978
   Morgan Stanley EXL, Ser S (F) (K)
     5.410%, 09/05/06                                      8,540           8,540
   Morgan Stanley MTN
     6.250%, 08/09/26                                      1,075           1,095
     5.625%, 01/09/12                                      2,690           2,713
   NB Capital Trust IV
     8.250%, 04/15/27                                      4,865           5,108
--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Natexis Banques (C) (F) (K)
     5.310%, 09/15/06                             $      16,653    $      16,651
   National Australia Bank (F)
     5.400%, 10/09/06                                       820              708
   National Capital Trust II (C) (F)
     5.486%, 12/17/06                                     3,207            3,041
   National Westminster Bank (F)
     5.563%, 11/27/06                                       140              119
   Nationwide Building Society (C) (F) (K)
     5.550%, 09/28/06                                     9,394            9,394
     5.436%, 09/07/06                                    17,080           17,080
   Nationwide Mutual Insurance (C)
     8.250%, 12/01/31                                     2,000            2,400
     6.600%, 04/15/34                                     5,263            5,158
   Nordbank (C) (F) (K)
     5.354%, 09/25/06                                    29,036           29,033
   North Front Pass-Through Trust (C) (F)
     5.810%, 12/15/06                                     4,585            4,476
   Northern Rock (C) (F) (K)
     5.430%, 09/05/06                                    17,592           17,592
   Odyssey Re Holdings
     6.875%, 05/01/15                                     2,900            2,626
   PF Export Receivables Master Trust (C)
     6.436%, 06/01/15                                     1,679            1,696
   PNC Funding
     5.250%, 11/15/15                                     2,565            2,504
   PPL Montana
     8.903%, 07/02/20                                       123              136
   Pacific Life Global
     Funding (C) (F) (K)
     5.350%, 09/13/06                                    12,810           12,810
   Paribas, Ser 1986 (F)
     5.563%, 09/11/06                                       693              607
   Pemex Finance
     9.690%, 08/15/09                                     1,625            1,757
   Power Receivables Financial
     6.290%, 01/01/12 (C)                                 1,267            1,275
     6.290%, 01/01/12 (J)                                 4,012            4,056
   Premium Asset Trust,
     Ser 2004-10 (C) (F) (K)
     5.370%, 09/15/06                                    23,912           23,912
   Prime Property Funding (C)
     5.600%, 06/15/11                                     3,380            3,380
   Prologis +
     5.500%, 04/01/12                                     2,205            2,187
     5.250%, 11/15/10 (C)                                   785              777
   RBS Capital Trust III (F)
     5.512%, 09/30/06                                       240              231
   Rabobank Capital Fund Trust II (C) (F)
     5.260%, 12/29/49                                     1,021              990
   Rabobank Capital Fund Trust III (C) (F)
     5.254%, 12/31/20                                       887              844
   Residential Capital
     6.875%, 09/29/06 (F) (J)                             1,670            1,679
     6.500%, 04/17/13                                       975              984
     6.125%, 11/21/08                                     6,725            6,740
   Resona Bank (C) (F)
     5.850%, 09/29/49                                     1,438            1,396
   Resona Preferred Global Securities (C) (F)
     7.191%, 07/30/49                                     2,590            2,686

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Royal Bank of Canada (F)
     5.612%, 09/21/06                             $       1,010    $         858
   Royal Bank of Scotland Group
     5.750%, 12/11/06 (F)                                 2,400            2,072
     5.000%, 10/01/14                                     2,150            2,080
   SLM EXL, Ser S (F) (K)
     5.330%, 09/15/06                                    18,788           18,788
   SLM MTN (F)
     5.665%, 10/25/06                                     3,750            3,750
   SLM, Ser CPI (F)
     4.670%, 09/01/06                                     4,180            4,025
   Shinsei Finance Cayman (C) (F) (J)
     6.418%, 01/29/49                                     4,560            4,503
   Sigma Finance MTN (K)
     4.745%, 11/09/06                                     9,223            9,223
   Simon Property Group +
     6.100%, 05/01/16                                     2,485            2,550
     5.750%, 05/01/12                                     2,200            2,219
     5.600%, 09/01/11                                     1,290            1,293
     4.875%, 03/18/10                                       959              941
   Skandinav Enskilda Bank (F) (K)
     5.320%, 09/18/06                                    18,788           18,787
   Societe Generale (F)
     4.656%, 11/26/06                                       680              586
     4.656%, 11/26/06                                        40               34
   Spieker Properties +
     7.650%, 12/15/10                                     1,910            2,070
   Standard Chartered I (F)
     5.625%, 01/16/07                                     1,810            1,484
   Standard Chartered II (F)
     5.530%, 11/07/06                                     2,690            2,248
   Standard Chartered IV (F)
     5.730%, 01/06/07                                       280              231
   Stanfield Victoria MTN (K)
     5.445%, 06/11/07                                    17,080           17,078
   Stingray Pass-Through Trust (C)
     5.902%, 01/12/15                                     4,300            4,160
   Sumitomo Mitsui Banking
     8.150%, 08/01/08                                       482              501
     8.150%, 08/29/49                                       469              488
   TNK-BP Finance (C)
     7.500%, 07/18/16                                     3,750            3,892
   Toll Road Investment Partners II (C) (E)
     5.455%, 02/15/45                                     5,853              729
   Toyota Motor Credit
     2.875%, 08/01/08                                     1,970            1,887
   Twin Reefs Pass-Through (C) (F)
     6.370%, 09/10/06                                       700              698
   UBS Preferred Funding Trust V (F) (J)
     6.243%, 05/15/49                                     2,450            2,500
   UFJ Finance Aruba
     8.750%, 08/13/49                                       160              169
     8.750%, 11/29/49                                     1,060            1,118
   US Bancorp MTN, Ser N
     3.125%, 03/15/08                                     1,520            1,473
   WMALT Mortgage Pass Through
     6.081%, 08/25/46                                       987              989
   Wachovia
     5.250%, 08/01/14                                     5,340            5,242
   Wachovia (J)
     4.875%, 02/15/14                                     2,140            2,051
   Wachovia Capital Trust III (F)
     5.800%, 03/15/11                                     2,874            2,861
   Washington Mutual
     4.000%, 01/15/09                                     1,278            1,241
--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Washington Mutual Bank
     5.650%, 08/15/14                             $       2,290    $       2,280
   Washington +
     5.350%, 05/01/15                                       695              675
   Wells Fargo
     5.000%, 11/15/14                                     2,675            2,594
   Westfield Capital (C)
     4.375%, 11/15/10                                     3,900            3,744
   Westpac Banking (F)
     5.275%, 09/30/06                                       690              592
   Westpac Capital Trust IV (C) (F)
     5.256%, 12/29/49                                     1,186            1,101
   Woodbourne Pass-Through
     Trust (C) (F)
     6.445%, 09/08/06                                     2,500            2,510
   Woori Bank (C) (F)
     6.125%, 05/03/16                                     1,092            1,104
   XL Capital
     6.375%, 11/15/24                                     1,365            1,350
   ZFS Finance USA Trust I (C) (F) (J)
     6.150%, 12/15/65                                       817              805
   ZFS Finance USA Trust II (C) (F)
     6.450%, 12/15/65                                     5,025            4,865
   Zions Bancorp
     5.500%, 11/16/15                                     1,610            1,582
   Zurich Capital Trust I (C)
     8.376%, 06/01/37                                    10,358           10,941
                                                                   -------------
                                                                       1,089,031
                                                                   -------------
INDUSTRIALS -- 1.7%
   Air 2 US (C)
     8.027%, 10/01/19                                     3,484            3,511
   America West Airlines, Ser 1999-1
     7.930%, 01/02/19                                     5,111            5,401
   American Airlines, Ser 1999-1 (J)
     7.024%, 10/15/09                                     2,320            2,381
   Canadian National Railway (J)
     6.200%, 06/01/36                                     1,670            1,757
   Caterpillar (J)
     6.050%, 08/15/36                                     1,610            1,658
   Cedar Brakes I LLC (C)
     8.500%, 02/15/14                                     4,857            5,288
   Cedar Brakes II LLC (C)
     9.875%, 09/01/13                                     3,120            3,493
   Continental Airlines, Ser 2002-1
     6.563%, 02/15/12                                     1,400            1,450
   Continental Airlines, Ser 1999-2
     7.256%, 03/15/20                                     1,538            1,621
   Continental Airlines, Ser 971A
     7.461%, 04/01/15                                     1,910            1,886
   Continental Airlines, Ser 974A
     6.900%, 01/02/18                                     5,660            5,796
   Continental Airlines, Ser AMBC
     6.236%, 03/15/20                                     2,494            2,530
   Corning
     5.250%, 08/15/36                                     1,180            1,229
   D R Horton
     5.625%, 09/15/14                                       854              801
   Delta Air Lines, Ser 2000-1, Cl A2 (I)
     7.570%, 11/18/10 (J)                                 1,273            1,278
     7.111%, 09/18/11                                       147              147
   Eastman Kodak (J)
     7.250%, 11/15/13                                     2,445            2,355
   Electronic Data Systems
     7.125%, 10/15/09                                     2,990            3,117

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   General Electric
     5.000%, 02/01/13                             $       1,270    $       1,247
   Lockheed Martin
     6.150%, 09/01/36                                       890              902
   Norfolk Southern
     7.050%, 05/01/37                                     1,715            1,967
   Northwest Airlines, Cl 1A-1 (I) (J)
     7.041%, 04/01/22                                     1,579            1,559
   Raytheon
     6.000%, 12/15/10                                        18               18
     5.500%, 11/15/12                                        40               40
   Stauffer Chemical (E)
     5.833%, 04/15/18                                       860              441
     5.704%, 04/15/17                                       350              190
     5.202%, 04/15/10                                       300              246
   Tyco International Group
     7.000%, 06/15/28                                     2,045            2,311
     6.875%, 01/15/29 (J)                                 6,320            7,054
     6.375%, 10/15/11                                     7,445            7,765
     6.000%, 11/15/13                                     1,945            2,006
   United Technologies
     6.500%, 06/01/09                                     1,670            1,722
     5.400%, 05/01/35                                       670              636
   Waste Management
     7.375%, 05/15/29                                       895            1,011
     7.125%, 12/15/17                                     4,840            5,324
     7.100%, 08/01/26                                     1,375            1,499
   Xerox
     6.400%, 03/15/16                                     2,286            2,263
                                                                   -------------
                                                                          83,900
                                                                   -------------
HEALTH CARE -- 0.4%
   Aetna
     6.625%, 06/15/36                                       755              787
   Baxter
     5.900%, 09/01/16                                     1,610            1,633
   Boston Scientific
     7.000%, 11/15/35                                     1,075            1,084
     6.400%, 06/15/16                                       555              562
     6.000%, 06/15/11                                     1,630            1,645
   HCA
     5.750%, 03/15/14                                     6,320            4,914
   Tenet Healthcare (J)
     7.375%, 02/01/13                                       221              197
   Teva Pharmaceutical Finance LLC
     6.150%, 02/01/36                                     1,060            1,001
   Wellpoint
     5.850%, 01/15/36                                     1,605            1,531
   Wyeth
     5.500%, 02/15/16                                     4,110            4,071
                                                                   -------------
                                                                          17,425
                                                                   -------------
MATERIALS -- 0.2%
   Celulosa Arauco y Constitucion
     5.625%, 04/20/15                                     1,220            1,179
   Codelco (C)
     4.750%, 10/15/14                                       900              843
   International Paper
     5.850%, 10/30/12                                     3,375            3,428
   Vale Overseas
     8.250%, 01/17/34                                       683              787
   Weyerhaeuser
     6.750%, 03/15/12                                     5,300            5,543
                                                                   -------------
                                                                          11,780
                                                                   -------------


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
SOVEREIGN -- 1.0%
   Deutsche Bundesrepublik
     3.750%, 01/04/15                             $       6,750    $       8,657
   Republic of Chile
     5.500%, 01/15/13                                     1,610            1,616
   Russian Federation (C) (G)
     5.000%, 09/30/06                                       940            1,045
   Russian Federation (G)
     5.000%, 03/31/30                                    11,705           13,027
   United Mexican States
     5.625%, 01/15/17                                     2,890            2,850
   United Mexican States MTN
     8.300%, 08/15/31                                     2,340            2,940
   United Mexican States MTN, Ser A
     7.500%, 04/08/33                                    12,616           14,603
     6.750%, 09/27/34                                       930              987
     5.875%, 01/15/14                                     1,325            1,348
                                                                   -------------
                                                                          47,073
                                                                   -------------
TELECOMMUNICATION SERVICES -- 1.3%
   AT&T
     7.300%, 09/15/06                                     1,255            1,355
     6.800%, 05/15/36                                     1,070            1,106
     6.150%, 09/15/34                                     1,420            1,353
     5.100%, 09/15/14                                     5,895            5,622
   America Movil
     6.375%, 03/01/35                                     1,050            1,003
   BellSouth
     6.000%, 11/15/34                                       755              693
     4.750%, 11/15/12                                       190              180
   British Telecommunications PLC
     8.875%, 12/15/30                                       885            1,142
     8.375%, 12/15/10                                     1,310            1,461
   Deutsche Telekom International Finance
     8.250%, 06/15/30                                       540              651
     5.750%, 03/23/16 (J)                                 4,355            4,236
   Embarq (J)
     7.082%, 06/01/16                                     1,610            1,643
   Koninklije
     8.000%, 10/01/10                                     5,100            5,489
   New Cingular Wireless Services
     8.125%, 05/01/12                                     3,030            3,392
   Sprint Capital
     8.750%, 03/15/32                                       912            1,095
     8.375%, 03/15/12 (J)                                 6,590            7,365
     6.125%, 11/15/08                                     2,550            2,584
     6.000%, 01/15/07                                     4,430            4,436
   Telecom Italia Capital
     7.200%, 07/18/36                                       995            1,039
     6.000%, 09/30/34                                     1,175            1,061
     5.250%, 11/15/13                                       580              553
     5.250%, 10/01/15                                       370              346
     4.950%, 09/30/14                                     1,320            1,220
   Telefonica Emisiones Sau
     6.421%, 06/20/16                                     1,664            1,701
     5.984%, 06/20/11                                     2,555            2,593
   Verizon Communications
     5.550%, 02/15/16                                     2,050            1,997
     5.350%, 02/15/11                                     1,685            1,678
   Verizon Global Funding
     7.375%, 09/01/12                                     1,730            1,882
     6.875%, 06/15/12                                       465              494
   Verizon Wireless Capital
     5.375%, 12/15/06                                     2,830            2,829

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Vodafone Group
     5.500%, 06/15/11                             $       2,470    $       2,462
                                                                   -------------
                                                                          64,661
                                                                   -------------
UTILITIES -- 1.5%
   Allegheny Energy Supply (C)
     8.250%, 04/15/12                                     1,460            1,577
   American Electric Power, Ser C
     5.375%, 03/15/10                                     1,577            1,574
   Arizona Public Services
     8.000%, 12/30/15                                       829              916
   Cleveland Electric Illumination
     5.650%, 12/15/13                                       330              328
   Cogentrix Energy (C)
     8.750%, 10/15/08                                     6,200            6,687
   DPL
     6.875%, 09/01/11                                     2,975            3,118
   Dominion Resources
     5.700%, 09/17/12                                     3,560            3,567
     4.750%, 12/15/10                                       740              718
     4.125%, 02/15/08                                       250              246
   Dominion Resources, Ser B (J)
     5.950%, 06/15/35                                     1,010              957
   Dominion Resources, Ser D
     5.125%, 12/15/09                                       850              842
   Duke Energy
     6.250%, 01/15/12                                       460              476
     5.625%, 11/30/12                                       525              530
   Empresa Nacional Electric
     8.625%, 08/01/15                                     2,567            2,944
   Exelon (J)
     5.625%, 06/15/35                                     4,860            4,451
   Exelon Generation
     5.350%, 01/15/14                                     1,125            1,098
   FPL Energy American Wind (C)
     6.639%, 06/20/23                                     4,783            4,937
   FirstEnergy, Ser A (J)
     5.500%, 11/15/06                                     1,950            1,950
   FirstEnergy, Ser B
     6.450%, 11/15/11                                     2,165            2,245
   FirstEnergy, Ser C
     7.375%, 11/15/31                                     6,190            7,000
   Hydro-Quebec, Ser JL
     6.300%, 05/11/11                                     1,050            1,096
   Midamerican Energy Holdings (C)
     6.125%, 04/01/36                                     1,080            1,066
   Nevada Power (C)
     5.950%, 03/15/16                                     2,295            2,270
   Ohio Edison
     6.400%, 07/15/16                                       870              905
   Oncor Electric Delivery
     6.375%, 01/15/15                                     1,140            1,173
   PSEG Power
     5.000%, 04/01/14                                     1,075            1,020
   Pacific Gas & Electric
     6.050%, 03/01/34                                     4,135            4,087
   Power Contract Financing (C)
     6.256%, 02/01/10                                       589              592
   Progress Energy
     6.850%, 04/15/12                                     4,245            4,496
   Public Service
     7.875%, 10/01/12                                     2,215            2,491
   Southern Capital Trust I
     8.190%, 02/01/37                                     1,160            1,216
   Swepco Capital Trust I (F)
     5.250%, 10/01/43                                     4,465            4,426
--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   TXU Energy
     7.000%, 03/15/13                             $         460    $         480
   TXU, Ser P
     5.550%, 11/15/14                                       370              345
   TXU, Ser R
     6.550%, 11/15/34                                     4,705            4,349
                                                                   -------------
                                                                          76,173
                                                                   -------------
Total Corporate Obligations
 (Cost $1,569,890) ($ Thousands)                                       1,580,541
                                                                   -------------

ASSET-BACKED SECURITIES -- 25.5%

AUTOMOTIVE -- 1.3%
   AmeriCredit Automobile Receivables Trust,
     Ser 2003-DM, Cl A4
     2.840%, 08/06/10                                     3,288            3,238
   AmeriCredit Automobile Receivables Trust,
     Ser 2004-1, Cl C
     4.220%, 07/06/09                                        50               49
   AmeriCredit Automobile Receivables Trust,
     Ser 2006-AF, Cl A2
     5.610%, 09/07/06                                       135              135
   Capital Auto Receivables Asset Trust,
     Ser 2004-1, Cl A3
     2.000%, 11/15/07                                       440              437
   Capital Auto Receivables Asset Trust,
     Ser 2004-2, Cl A2
     3.350%, 02/15/08                                       753              748
   Capital Auto Receivables Asset Trust,
     Ser 2006-1, Cl A3
     5.030%, 10/15/09                                     5,459            5,440
   Capital One Prime Auto Receivables Trust,
     Ser 2006-1, Cl A3
     4.990%, 09/15/10                                     2,592            2,585
   Capital One Prime Auto Receivables,
     Ser 2006-1, Cl A4
     5.010%, 11/15/11                                        96               96
   Chase Manhattan Auto Owner Trust,
     Ser 2004-A, Cl A3
     2.080%, 05/15/08                                       743              739
   Daimler Chrysler Auto Trust,
     Ser 2006-A, Cl A4
     5.010%, 01/08/11                                        29               29
   Drive Auto Receivables Trust,
     Ser 2006-1, Cl A3
     5.490%, 05/15/11                                     2,314            2,324
   Ford Credit Auto Owner Trust,
     Ser 2005-A, Cl A3
     3.480%, 11/15/08                                     9,603            9,519
   Ford Credit Auto Owner Trust,
     Ser 2005-B, Cl A3
     4.170%, 01/15/09                                     1,657            1,645
   Ford Credit Auto Owner Trust,
     Ser 2006-B, Cl A4
     5.250%, 09/15/11                                     3,537            3,538
   Ford Credit Floorplan Master Owner Trust,
     Ser 2006-3, Cl A (F)
     5.510%, 09/17/06                                     3,160            3,161
   Franklin Auto Trust, Ser 2005-1, Cl A2
     4.840%, 09/22/08                                       593              592

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Harley Davidson Motorcycle Trust,
     Ser 2006-2, Cl A2
     5.350%, 03/15/13                             $       1,068    $       1,074
   Honda Auto Receivables Owner Trust,
     Ser 2003-5, Cl A3
     2.300%, 10/18/07                                       158              158
   Honda Auto Receivables Owner Trust,
     Ser 2004-2, Cl A3
     3.300%, 06/16/08                                     3,414            3,388
   Honda Auto Receivables Owner Trust,
     Ser 2006-2, Cl A3
     5.300%, 07/21/10                                       118              118
   Household Automotive Trust,
     Ser 2006-2, Cl A2
     5.610%, 06/17/09                                       207              207
   Hyundai Auto Receivables Trust,
     Ser 2005-A, Cl A4
     4.180%, 02/15/12                                     1,435            1,399
   Nissan Auto Lease Trust,
     Ser 2005-A, Cl A2
     4.610%, 01/15/08                                     1,037            1,035
   Nissan Auto Receivables Owner Trust,
     Ser 2005-B, Cl A2
     3.750%, 09/17/07                                       176              176
   Nissan Auto Receivables Owner Trust,
     Ser 2006-A, Cl A3
     4.740%, 09/15/09                                       229              228
   Nissan Auto Receivables Owner Trust,
     Ser 2006-B, Cl A3
     5.160%, 02/15/10                                     1,151            1,150
   Nissan Auto Receivables Owner Trust,
     Ser 2006-C, Cl A2
     5.520%, 01/15/09                                        95               95
   Triad Automobile Receivables Owner Trust,
     Ser 2003-B, Cl A4
     3.200%, 12/13/10                                       983              965
   USAA Auto Owner Trust,
     Ser 2004-3, Cl A3
     3.160%, 02/17/09                                     1,149            1,137
   USAA Auto Owner Trust,
     Ser 2005-1, Cl A3
     3.900%, 07/15/09                                       627              621
   USAA Auto Owner Trust,
     Ser 2005-3, Cl A2
     4.520%, 06/16/08                                     1,262            1,258
   USAA Auto Owner Trust,
     Ser 2006-1, Cl A3
     5.010%, 09/15/10                                     1,249            1,246
   USAA Auto Owner Trust,
     Ser 2006-3, Cl A4
     5.360%, 06/15/12                                     1,817            1,829
   Volkswagen Auto Lease Trust,
     Ser 2006-A, Cl A2
     5.550%, 11/20/08                                     2,250            2,256
   WFS Financial Owner Trust,
     Ser 2003-1, Cl A4
     2.740%, 09/20/10                                       339              336
   WFS Financial Owner Trust,
     Ser 2003-3, Cl A4
     3.250%, 05/20/11                                     1,391            1,370
   WFS Financial Owner Trust,
     Ser 2003-4, Cl A4
     3.150%, 05/20/11                                     2,801            2,757
   WFS Financial Owner Trust,
     Ser 2004-1, Cl A4
     2.810%, 08/22/11                                     1,075            1,052


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   WFS Financial Owner Trust,
     Ser 2005-3, Cl A3A
     4.250%, 06/17/10                             $         871    $         863
   Wachovia Auto Owner Trust,
     Ser 2004-A, Cl A4
     3.660%, 09/29/06                                     4,251            4,182
   Wachovia Auto Owner Trust,
     Ser 2005-B, Cl A2
     4.820%, 02/20/09                                     3,931            3,922
                                                                   -------------
                                                                          67,097
                                                                   -------------

CREDIT CARDS -- 0.8%
   Capital One Master Trust,
     Ser 1998-1, Cl A
     6.310%, 06/15/11                                       166              169
   Capital One Multi-Asset Execution Trust,
     Ser 2005-A2, Cl A2
     4.050%, 02/15/11                                       159              156
   Chase Credit Card Master Trust,
     Ser 2003-3, Cl A (F)
     5.440%, 09/15/06                                     2,634            2,639
   Chase Issuance Trust, Ser 2004-A9, Cl A9
     3.220%, 06/15/10                                     3,288            3,216
   Chase Issuance Trust, Ser 2006-A3, Cl A3 (F)
     5.320%, 09/15/06                                     3,803            3,804
   Citibank Credit Card Issuance Trust,
     Ser 2000-A3, Cl A3
     6.875%, 11/16/09                                     1,388            1,414
   Citibank Credit Card Issuance Trust,
     Ser 2004-A4, Cl A4
     3.200%, 08/24/09                                     8,790            8,612
   Citibank Credit Card Issuance Trust,
     Ser 2005-B1, Cl B1
     4.400%, 09/15/10                                     2,449            2,407
   Citibank Credit Card Issuance Trust,
     Ser 2006-A2, Cl A2
     4.850%, 02/10/11                                       199              197
   Citibank Credit Card Issuance Trust,
     Ser 2006-A4, Cl A4
     5.450%, 05/10/13                                     3,130            3,164
   Citibank Credit Card Master Trust,
     Ser 1998-2, Cl A
     6.050%, 01/15/10                                        74               75
   MBNA Credit Card Master Note Trust,
     Ser 2004-A4, Cl A4
     2.700%, 09/15/09                                     7,075            6,965
   MBNA Master Credit Card Trust,
     Ser 2000-L, Cl A
     6.500%, 04/15/10                                     2,150            2,184
   Providian Gateway Master Trust,
     Ser 2004-DA, Cl A
     3.350%, 09/15/11                                     4,713            4,610
                                                                   -------------
                                                                          39,612
                                                                   -------------

MORTGAGE RELATED SECURITIES -- 23.1%
   ABS Home Equity Loan Trust,
     Ser 2001-HE3, Cl A1 (F)
     5.870%, 09/15/06                                       527              527
   AFC Home Equity Loan Trust,
     Ser 2000-1, Cl 2A (F)
     5.564%, 09/25/06                                     4,976            4,986

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Ace Securities, Ser 2006-SI3, Cl A1 (F)
     5.424%, 09/25/06                             $      17,186    $      17,187
   Adjustable Rate Mortgage Trust,
     Ser 2005-8, Cl 4A11 (F)
     5.442%, 09/01/06                                    13,625           13,404
   American Express Credit Card Account
     Master Trust, Ser 2006-2, Cl A
     5.350%, 01/15/14                                     3,332            3,368
   American Home Mortgage Investment Trust,
     Ser 2005-4, Cl 1A3 (F)
     5.764%, 09/25/06                                     1,732            1,746
   Ameriquest Mortgage Securities,
     Ser 2004-R12, Cl A3 (F)
     5.604%, 09/08/06                                     1,914            1,915
   Amortizing Residential Collateral Trust
     CMO, Ser 2002-BC1, Cl A (F)
     5.664%, 09/25/06                                       917              919
   Asset Securitization, Ser 1996-D2, Cl A1
     6.920%, 02/14/29                                       640              642
   Banc of America Alternative Loan Trust,
     Ser 2004-5, Cl 4A1
     5.000%, 06/25/19                                     2,091            2,063
   Banc of America Alternative Loan Trust,
     Ser 2004-6, Cl 4A1
     5.000%, 07/25/19                                     2,429            2,387
   Banc of America Alternative Loan Trust,
     Ser 2006-4, Cl 4CB1
     6.500%, 05/25/36                                       340              343
   Banc of America Commercial Mortgage
     Securities, Ser 2002-PB2, Cl A4
     6.186%, 06/11/35                                        80               83
   Banc of America Commercial Mortgage
     Securities, Ser 2004-1, Cl A3
     4.429%, 11/10/39                                        30               29
   Banc of America Commercial Mortgage
     Securities, Ser 2006-4, Cl A1
     5.363%, 05/10/11                                        80               80
   Banc of America Commercial Mortgage,
     Ser 2002-PB2, Cl B
     6.309%, 06/11/35                                     1,075            1,123
   Banc of America Commercial Mortgage,
     Ser 2003-1, Cl A1
     3.878%, 09/11/36                                     7,989            7,694
   Banc of America Commercial Mortgage,
     Ser 2003-3, Cl A1
     5.685%, 09/01/06                                        70               71
   Banc of America Commercial Mortgage,
     Ser 2004-1, Cl A4
     4.760%, 11/10/39                                     1,340            1,287
   Banc of America Commercial Mortgage,
     Ser 2004-6, Cl A3
     4.512%, 12/10/42                                     5,620            5,411
   Banc of America Commercial Mortgage,
     Ser 2005-2, Cl A3
     4.611%, 07/10/43                                       172              169
   Banc of America Commercial Mortgage,
     Ser 2005-3, Cl A4
     4.668%, 07/10/43                                    12,400           11,731


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Banc of America Commercial Mortgage,
     Ser 2005-5, Cl A4 (F)
     5.115%, 10/10/45                             $       1,190    $       1,160
   Banc of America Funding,
     Ser 2005-B, Cl 2A1 (F)
     5.112%, 09/01/06                                     7,023            6,961
   Banc of America Mortgage Securities,
     Ser 2003-1, Cl 2A4
     5.000%, 02/25/18                                     4,808            4,677
   Bear Stearns Commercial Mortgage
     Securities, Ser 2003-T10, Cl A2
     4.740%, 09/01/06                                       860              830
   Bear Stearns Commercial Mortgage
     Securities, Ser 2004-ESA, Cl B
     4.888%, 05/14/16                                       588              583
   Bear Stearns Commercial Mortgage
     Securities, Ser 2004-ESA, Cl C
     4.937%, 05/14/16                                     4,343            4,313
   Bear Stearns Commercial Mortgage
     Securities, Ser 2004-PWR5, Cl A3
     4.565%, 07/11/42                                       115              111
   Bear Stearns Commercial Mortgage
     Securities, Ser 2004-T16, Cl A3
     4.030%, 02/13/46                                       100               96
   Bear Stearns Commercial Mortgage
     Securities, Ser 2004-WPR6, Cl A6
     4.825%, 11/11/41                                     5,995            5,745
   Bear Stearns Commercial Mortgage
     Securities, Ser 2005-PWR8, Cl AAB
     4.581%, 06/11/41                                     2,777            2,657
   Bear Stearns Commercial Mortgage
     Securities, Ser 2006-T22, Cl AM (F)
     5.634%, 04/12/38                                     2,601            2,616
   Bear Stearns, Ser 2006-AC1, Cl 1A1 (G)
     5.750%, 09/01/06                                     3,960            3,920
   CIGNA CBO, Ser 1996-1, Cl A2 (C) (G) (H)
     6.460%, 11/15/08                                     4,987            5,006
   Capital One Multi-Asset Execution Trust,
     Ser 2003-C4, Cl C4
     6.000%, 08/15/13                                     2,727            2,783
   Capital One Multi-Asset Execution Trust,
     Ser 2006-A10, Cl A10
     5.150%, 06/16/14                                     2,151            2,144
   Captial One Multi-Asset Execution Trust,
     Ser 2003-A4, Cl A4
     3.650%, 07/15/11                                        72               70
   Carrington Mortgage Loan Trust,
     Ser 2005-NC3, Cl A1B (F)
     5.484%, 09/27/06                                     2,660            2,661
   Chase Funding Mortgage Loan,
     Ser 2002-1, Cl 2A2 (F)
     5.574%, 09/25/06                                     2,360            2,361
   Chase Manhattan Commercial Mortgage Trust,
     Ser 99-C2, Cl A2
     7.546%, 11/17/32                                       340              358
   Chase Mortgage Finance,
     Ser 2005-A1, Cl 1A1 (F)
     5.415%, 09/01/06                                     2,855            2,809
   Chase Mortgage Finance,
     Ser 2005-A1, Cl 2A3 (F)
     5.249%, 09/01/06                                    13,166           12,981

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Cheyne High Grade, Ser 2004-1A,
     Cl AM1 (F) (K)
     5.466%, 11/10/06                             $       8,540    $       8,540
   Citicorp Residential Mortgage Securities,
     Ser 2006-1, Cl A2 (G)
     5.760%, 07/25/36                                     2,150            2,150
     5.682%, 07/25/36                                     2,150            2,150
   Citigroup Commercial Mortgage Trust,
     Ser 2005-C3, Cl A2
     4.639%, 05/15/43                                       140              138
   Citigroup Commercial Mortgage Trust,
     Ser 2006-C4, Cl A1 (F)
     5.703%, 12/31/49                                       157              160
   Commercial Mortgage Pass-Through
     Certificate, Ser 1999-1, Cl E (F)
     7.224%, 09/01/06                                     3,389            3,512
   Commercial Mortgage Pass-Through
     Certificate, Ser 2000-C1, Cl C
     7.706%, 08/15/33                                       637              688
   Commercial Mortgage Pass-Through
     Certificate, Ser 2005-C6, Cl A3
     5.144%, 09/10/06                                    12,600           12,429
   Commodore, Ser 2003-2A, Cl A1MM (F) (K)
     5.380%, 09/12/06                                     7,857            7,857
   Conseco Finance Home Loan Trust,
     Ser 2000-E, Cl M1
     8.130%, 08/15/31                                     4,203            4,375
   Conseco Finance Securitization,
     Ser 2000-4, Cl A6
     8.310%, 05/01/32                                       950              793
   Contimortgage Home Equity Loan Trust,
     Ser 1997-2, Cl A9
     7.090%, 04/15/28                                        93               92
   Contimortgage Home Equity Loan Trust,
     Ser 1997-5, Cl A6
     6.870%, 03/15/24                                       273              271
   Countrywide Alternative Loan Trust,
     Ser 2004-27CB, Cl A1
     6.000%, 12/25/34                                     4,042            4,033
   Countrywide Alternative Loan Trust,
     Ser 2004-J1, Cl 1A1
     6.000%, 02/25/34                                     1,098            1,093
   Countrywide Alternative Loan Trust,
     Ser 2004-J6, Cl 2A1
     6.500%, 11/25/31                                     4,129            4,168
   Countrywide Alternative Loan Trust,
     Ser 2005-27, Cl 2A1 (F)
     5.782%, 09/01/06                                     7,130            7,165
   Countrywide Alternative Loan Trust,
     Ser 2005-27, Cl 3A2 (F)
     5.532%, 09/01/06                                     4,224            4,236
   Countrywide Alternative Loan Trust,
     Ser 2005-56, Cl 4A1 (F)
     5.634%, 09/25/06                                    16,263           16,316
   Countrywide Alternative Loan Trust,
     Ser 2005-59, Cl 1A1 (F)
     5.655%, 09/20/06                                    18,159           18,220
   Countrywide Alternative Loan Trust,
     Ser 2005-59, Cl 2X, IO (E)
     0.662%, 09/01/06                                    38,727            1,435


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Countrywide Alternative Loan Trust,
     Ser 2005-72, Cl A1 (F)
     5.594%, 09/27/06                             $       7,546    $       7,553
   Countrywide Alternative Loan Trust,
     Ser 2005-J4, Cl 2A1B (F)
     5.444%, 09/27/06                                       444              444
   Countrywide Alternative Loan Trust,
     Ser 2006-0A11, Cl A4 (F)
     5.514%, 09/25/06                                    16,392           16,393
   Countrywide Alternative Loan Trust,
     Ser 2006-7CB, Cl 1A9
     6.000%, 05/25/36                                       646              649
   Countrywide Alternative Loan Trust,
     Ser 2006-OA2, Cl X1P
     1.030%, 05/20/46                                    52,500            2,653
   Countrywide Asset-Backed Certificates,
     Ser 2001-BC3, Cl A (F)
     5.804%, 09/25/06                                       127              127
   Countrywide Asset-Backed Certificates,
     Ser 2003-C2, Cl 2A1 (F)
     5.624%, 09/25/06                                       115              115
   Countrywide Asset-Backed Certificates,
     Ser 2005-11, Cl AF1 (F)
     5.504%, 09/25/06                                     7,631            7,634
   Countrywide Asset-Backed Certificates,
     Ser 2005-12, Cl 1A1 (F)
     5.474%, 09/27/06                                     1,171            1,171
   Countrywide Asset-Backed Certificates,
     Ser 2005-BC4, Cl 2A1 (F)
     5.444%, 09/27/06                                       680              680
   Countrywide Asset-Backed Certificates,
     Ser 2006-11, Cl 3AV1 (F)
     5.384%, 09/25/06                                     2,977            2,977
   Countrywide Asset-Backed Certificates,
     Ser 2006-13, Cl 3AV2 (F)
     5.474%, 09/28/06                                     2,400            2,400
   Countrywide Asset-Backed Certificates,
     Ser 2006-15, Cl A2
     5.683%, 10/25/36                                     1,529            1,529
   Countrywide Asset-Backed Certificates,
     Ser 2006-15, Cl A3
     5.689%, 10/25/36                                       208              208
   Countrywide Asset-Backed Certificates,
     Ser 2006-ABC1, Cl A1 (F)
     5.354%, 09/25/06                                     2,417            2,417
   Countrywide Asset-Backed Certificates,
     Ser 2006-S1, Cl A2
     5.549%, 08/25/21                                     4,095            4,085
   Countrywide Home Equity Loan Trust,
     Ser 2004-K, Cl A2 (F)
     5.630%, 09/15/06                                     2,877            2,883
   Countrywide Home Equity Loan Trust,
     Ser 2005-F, Cl 2A (F)
     5.570%, 09/15/06                                    11,898           11,903
   Countrywide Home Equity Loan Trust,
     Ser 2005-H, Cl 2A (F)
     5.570%, 09/15/06                                    10,418           10,434

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Countrywide Home Loans,
     Ser 2005-R3, Cl AF (F)
     5.724%, 09/25/06                             $      14,000    $      14,076
   Credit Suisse First Boston Mortgage
     Securities, Ser 1998-C2, Cl A2
     6.300%, 11/15/30                                     3,627            3,691
   Credit Suisse First Boston Mortgage
     Securities, Ser 2001-CP4, Cl A4
     6.180%, 12/15/35                                     5,553            5,747
   Credit Suisse First Boston Mortgage
     Securities, Ser 2001-MH29, Cl A (G)
     5.600%, 09/25/31                                     1,161            1,139
   Credit Suisse First Boston Mortgage
     Securities, Ser 2002-CKN2, Cl A3
     6.133%, 04/15/37                                     6,202            6,434
   Credit Suisse First Boston Mortgage
     Securities, Ser 2002-CKP1, Cl A3
     6.439%, 12/15/35                                     2,136            2,247
   Credit Suisse First Boston Mortgage
     Securities, Ser 2002-CKS4, Cl A2
     5.183%, 11/15/36                                     5,213            5,178
   Credit Suisse First Boston Mortgage
     Securities, Ser 2002-CP3, Cl A3
     5.603%, 07/15/35                                     2,563            2,596
   Credit Suisse First Boston Mortgage
     Securities, Ser 2003-C4, Cl A4 (F)
     5.137%, 08/15/36                                     1,886            1,858
   Credit Suisse First Boston Mortgage
     Securities, Ser 2003-CK2, Cl A4
     4.801%, 03/15/36                                       119              115
   Credit Suisse First Boston Mortgage
     Securities, Ser 2004-C1, Cl A3
     4.321%, 01/15/37                                        78               75
   Credit Suisse First Boston Mortgage
     Securities, Ser 2004-C2, Cl A1
     3.819%, 05/15/36                                    11,683           11,135
   Credit Suisse First Boston Mortgage
     Securities, Ser 2004-C2, Cl A2 (F)
     5.416%, 09/01/06                                     6,752            6,731
   Credit Suisse Mortgage Capital,
     Ser 06-C3, Cl A1
     4.991%, 06/15/38                                       149              148
   Criimi Mae Commercial Mortgage,
     Ser 1998-C1, Cl A2 (C)
     7.000%, 06/02/33                                     2,342            2,352
   DLJ Commercial Mortgage,
     Ser 1999-CG2, Cl A1B
     7.300%, 06/10/32                                     3,600            3,764
   DSLA Mortgage Loan Trust,
     Ser 2004-AR2, Cl A2B (F)
     5.725%, 09/19/06                                     7,488            7,523
   Delta Funding Home Equity Loan,
     Ser 1999-3, Cl A1A (F)
     5.740%, 09/15/06                                       487              487
   Deutsche Mortgage and Asset Receivables,
     Ser 1998-C1, Cl A2
     6.538%, 06/15/31                                     5,249            5,304
   Duke Funding, Ser 2004-6B, Cl A1S1 (F) (K)
     5.577%, 10/10/06                                    12,810           12,810
   EMC Mortgage Loan Trust,
     Ser 2002-AA, Cl A1 (C) (F)
     5.794%, 09/25/06                                     1,652            1,661
   EQCC Trust, Ser 2002-1, Cl 2A (F)
     5.624%, 09/25/06                                       344              344


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Equivantage Home Equity Loan Trust,
     Ser 1997-2, Cl A3 (G)
     7.775%, 09/01/06                             $         544    $         542
   First Horizon, Ser 2004-HE2,
     Cl A (F)
     5.544%, 09/25/06                                     2,831            2,833
   First Union National Bank,
     Ser 2001-C4, Cl B
     6.417%, 12/12/33                                       909              955
   Fleet Home Equity Trust,
     Ser 2001-1, Cl A (F)
     5.535%, 09/01/06                                       271              271
   GE Capital Commercial Mortgage,
     Ser 2001-3, Cl A1
     5.560%, 06/10/38                                       203              203
   GE Capital Commercial Mortgage,
     Ser 2001-3, Cl A2
     6.070%, 06/10/38                                     8,248            8,533
   GE Capital Commercial Mortgage,
     Ser 2002-2A, Cl A3
     5.349%, 08/11/36                                     4,221            4,224
   GE Capital Commercial Mortgage,
     Ser 2002-3A, Cl A2
     4.996%, 12/10/37                                     3,339            3,287
   GE Capital Commercial Mortgage,
     Ser 2003-C2, Cl A4
     5.145%, 07/10/37                                     6,358            6,276
   GE Capital Commercial Mortgage,
     Ser 2004-C3, Cl A4 (F)
     5.189%, 09/01/06                                     5,804            5,716
   GE Capital Commercial Mortgage,
     Ser 2005-C4, Cl A3A (F)
     5.511%, 09/01/06                                    14,000           13,994
   GE Capital Mortgage Services,
     Ser 1997-HE3, Cl A6
     6.720%, 10/25/27                                       232              231
   GMAC Commercial Mortgage Securities,
     Ser 2000-C2, Cl A2
     7.455%, 08/16/33                                     3,380            3,596
   GMAC Commercial Mortgage Securities,
     Ser 2002-C3, Cl A2
     4.930%, 07/10/39                                       963              943
   GMAC Commercial Mortgage Securities,
     Ser 2003-C2, Cl B (F)
     5.473%, 09/01/06                                     2,338            2,351
   GMAC Commercial Mortgage Securities,
     Ser 2004-C1, Cl A1
     3.118%, 03/10/38                                       728              708
   GMAC Commercial Mortgage Securities,
     Ser 2004-C2, Cl A1
     3.896%, 08/10/38                                       317              311
   GMAC Commercial Mortgage Securities,
     Ser 2003-C3, Cl A4
     5.023%, 04/10/40                                     4,236            4,141
   GMAC Mortgage Loan Trust,
     Ser 2004-HE4, Cl A1 (F)
     5.604%, 09/25/06                                    12,393           12,410
   GS Mortgage Securities,
     Ser 1998-1, Cl A (C)
     8.000%, 09/19/27                                         9                9
   GS Mortgage Securities,
     Ser 1998-GLII, Cl A2
     6.562%, 04/13/31                                     6,572            6,674
   GS Mortgage Securities,
     Ser 2005-GG4, Cl AABA
     4.680%, 07/10/39                                     5,800            5,598

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   GS Mortgage Securities,
     Ser 2006-C1, Cl B
     6.970%, 10/18/30                             $         868    $         893
   GS Mortgage Securities,
     Ser 2006-RP2, Cl 1AF1 (F)
     0.003%, 09/25/06                                     3,000            3,000
   GSAMP Trust, Ser 2003-SEA,
     Cl A1 (F)
     5.724%, 09/25/06                                     3,340            3,360
   Green Tree Financial, Ser 1996-5, Cl A6
     7.750%, 07/15/27                                     1,127            1,174
   Green Tree Financial, Ser 1998-6, Cl A6
     6.270%, 06/01/30                                        81               81
   Greenwich Capital Commercial Funding,
     Ser 2006-GG7, Cl A2 (F)
     6.010%, 11/10/11                                       150              154
   Greenwich Capital Commercial Funding,
     Ser 2006-GG7, Cl A4 (F)
     6.110%, 09/01/06                                     3,226            3,348
   Harborview Mortgage Loan Trust,
     Ser 2005-01, Cl X, IO (E) (F)
     0.911%, 09/01/06                                    31,889              762
   Harborview Mortgage Loan Trust,
     Ser 2005-10, Cl X, IO (F) (H)
     0.478%, 09/01/06                                    43,630            1,220
   Harborview Mortgage Loan Trust,
     Ser 2005-12, Cl X2B, IO (F) (H)
     0.209%, 09/01/06                                    38,905            1,246
   Heller Financial Commercial Mortgage,
     Ser 1999-PH1, Cl C (F)
     7.054%, 09/15/06                                       239              248
   Home Equity Mortgage Trust,
     Ser 2005-4, Cl A2A (F)
     5.434%, 09/25/06                                     1,892            1,892
   IMPAC CMB Trust, Ser 2003-12, Cl A1 (F)
     6.084%, 09/25/06                                     2,051            2,052
   Indymac Index Mortgage Loan Trust,
     Ser 2004-AR12, Cl AX2, IO (E) (H)
     0.930%, 09/01/06                                    31,533              793
   JPMorgan Chase Commercial Mortgage,
     Ser 2003-CB7, Cl A4 (F)
     4.879%, 09/12/06                                     3,900            3,783
   JPMorgan Chase Commercial Mortgage,
     Ser 2003-ML1A, Cl A2
     4.767%, 03/12/39                                     5,113            4,941
   JPMorgan Chase Commercial Mortgage,
     Ser 2004-C3, Cl A1
     4.200%, 07/12/35                                        89               86
   JPMorgan Chase Commercial Mortgage,
    Ser 2004-C3, Cl A2
     4.223%, 01/15/42                                    12,948           12,561
   JPMorgan Chase Commercial Mortgage,
     Ser 2004-C3, Cl A4
     4.657%, 01/15/42                                     4,000            3,840
   JPMorgan Chase Commercial Mortgage,
     Ser 2005-CB12, Cl A4
     4.895%, 09/12/37                                       530              509
   JPMorgan Chase Commercial Mortgage,
     Ser 2005-LDP4, Cl A4 (F)
     4.918%, 09/01/06                                     6,200            5,958


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   JPMorgan Chase Commercial Mortgage,
     Ser 2006-LDP7, Cl A1 (F)
     5.834%, 09/01/06                             $          78    $          79
   JPMorgan Chase Com Cl A2 (F)
     5.862%, 09/01/06                                       160              164
   JPMorgan Mortgage Trust,
     Ser 2004-A5, Cl 4A2 (F)
     4.850%, 12/25/34                                     8,180            8,052
   JPMorgan Mortgage Trust,
     Ser 2004-A5, Cl 4A4 (F)
     4.849%, 09/01/06                                    11,500           11,197
   JPMorgan Mortgage Trust,
     Ser 2005-A3, Cl 11A2 (F)
     4.511%, 09/25/06                                    13,065           12,400
   JPMorgan Mortgage Trust,
     Ser 2006-A2, Cl 2A2 (F)
     5.773%, 09/01/06                                    13,400           13,401
   JPMorgan Mortgage Trust,
     Ser 2006-A3, Cl 3A4 (F)
     5.768%, 09/01/06                                    14,500           14,524
   LB Commercial Conduit Mortgage Trust,
     Ser 1999-C2, Cl A1
     7.105%, 10/15/32                                       232              233
   LB Commercial Conduit Mortgage Trust,
     Ser 1999-C2, Cl B
     7.425%, 10/15/32                                       361              383
   LB-UBS Commercial Mortgage Trust,
    Ser 2000-C5, Cl A2
     5.594%, 06/15/31                                    16,225           16,438
   LB-UBS Commercial Mortgage Trust,
    Ser 2003-C7, Cl A4 (F)
     4.931%, 09/15/35                                     2,790            2,721
   LB-UBS Commercial Mortgage Trust,
     Ser 2005-C2, Cl A4
     4.998%, 04/15/30                                       123              121
   LB-UBS Commercial Mortgage Trust,
     Ser 2005-C5, Cl A2
     4.885%, 09/15/40                                       180              178
   LB-UBS Commercial Mortgage Trust,
     Ser 2006-C4, Cl A1
     5.741%, 06/15/32                                       148              151
   Lehman XS Trust, Ser 2005-5N,
     Cl 1A1 (F)
     5.624%, 09/01/06                                    12,978           13,014
   Lehman XS Trust, Ser 2005-7N,
     Cl 1A1B (F)
     5.624%, 09/25/06                                     8,228            8,264
   Long Beach Mortgage Loan Trust,
     Ser 2006-4, Cl 2A1 (F)
     5.374%, 09/25/06                                    14,844           14,845
   MLCC Mortgage Investors,
     Ser 2004-B, Cl A3 (F)
     6.537%, 09/01/06                                     1,999            2,028
   Master Adjustable Rate Mortgages Trust,
     Ser 2004-13, Cl 3A7A (F)
     3.787%, 09/01/06                                    11,650           11,193
   Master Alternative Loans Trust,
     Ser 2004-4, Cl 1A1
     5.500%, 05/25/34                                     3,574            3,526
   Master Asset-Backed Securities Trust,
     Ser 2004-OPT2, Cl A2 (F)
     5.674%, 09/26/06                                       189              189

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Master Asset-Backed Securities Trust,
     Ser 2005-AB1, Cl A1B (G)
     5.143%, 09/01/06                             $       1,566    $       1,556
   Master Reperforming Loan Trust,
     Ser 2005-1, Cl 1A1
     6.000%, 08/25/34                                     6,170            6,159
   Master Reperforming Loan Trust,
     Ser 2006-1, Cl 1A1F (F)
     5.684%, 09/25/06                                     2,687            2,677
   Master Seasoned Securities Trust,
     Ser 2005-2, Cl 2A1 (F)
     5.724%, 09/25/06                                     1,538            1,539
   Merrill Lynch Mortgage Investors,
     Ser 2004-A1, Cl 4A (F)
     5.347%, 09/01/06                                     8,666            8,552
   Merrill Lynch Mortgage Investors,
     Ser 2005-SD1, Cl A1 (F)
     5.504%, 09/25/06                                       941              941
   Merrill Lynch Mortgage Investors,
    Ser 2006-WMC2, Cl A2B (G)
     5.464%, 09/01/06                                       699              699
   Merrill Lynch Mortgage Investors,
     Ser 2006-WMC2, Cl A2D (G)
     5.895%, 09/25/06                                     5,789            5,814
   Merrill Lynch Mortgage Trust,
     Ser 2002-MW1, Cl A4
     5.619%, 07/12/34                                     4,216            4,273
   Merrill Lynch Mortgage Trust,
     Ser 2004-KEY2, Cl A4 (F)
     4.864%, 08/12/39                                     3,106            2,976
   Merrill Lynch Mortgage Trust,
     Ser 2004-MKB1, Cl A3 (F)
     4.892%, 02/12/42                                       151              148
   Merrill Lynch Mortgage Trust,
     Ser 2005-MCP1, Cl A4 (F)
     4.747%, 06/12/43                                     4,080            3,879
   Merrill Lynch/Count Ser 2006-1,
     Cl A2 (F)
     5.440%, 09/01/06                                       150              151
   Metropolitan Asset Funding,
     Ser 1997-B, Cl A1D (C)
     7.130%, 03/20/12                                       304              303
   Mid-State Trust, Ser 11, Cl A1
     4.864%, 07/15/38                                     3,682            3,508
   Morgan Stanley Capital I,
     Ser 2003-T11, Cl A4
     5.150%, 06/13/41                                     4,569            4,508
   Morgan Stanley Capital I,
     Ser 2004-HQ4, Cl A2
     3.920%, 04/14/40                                     1,380            1,349
   Morgan Stanley Capital I,
     Ser 2004-WMC2, Cl A2 (F)
     5.684%, 09/27/06                                       372              372
   Morgan Stanley Capital I,
     Ser 2005-HQ5, Cl A3
     5.007%, 01/14/42                                       110              108
   Morgan Stanley Capital I,
     Ser 2005-HQ5, Cl AAB
     5.037%, 01/14/42                                     1,346            1,325
   Morgan Stanley Capital I,
     Ser 2005-HQ6, Cl A4A
     4.989%, 08/13/42                                     4,630            4,478
   Morgan Stanley Capital I,
     Ser 2006-HQ9, Cl A1
     5.490%, 07/20/44                                       220              222


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Morgan Stanley Capital I,
     Ser 2006-HQ9, Cl A4 (F)
     5.731%, 07/12/44                             $       3,006    $       3,059
   Morgan Stanley Capital I,
     Ser 2006-NC1, Cl A1 (F)
     5.404%, 09/27/06                                     2,472            2,472
   Morgan Stanley Capital I,
     Ser 2006-T23, Cl A2 (F)
     5.914%, 09/01/06                                       200              204
   Morgan Stanley Dean Witter Capital,
     Ser 2000-LIF2, Cl A2
     7.200%, 10/15/33                                     5,075            5,375
   Morgan Stanley Dean Witter Capital,
     Ser 2000-LIFE, Cl A2
     7.570%, 11/15/36                                     3,365            3,564
   Morgan Stanley Dean Witter Capital,
     Ser 2002-IQ3, Cl A4
     5.080%, 09/01/06                                     5,197            5,122
   Morgan Stanley Dean Witter Capital,
     Ser 2003-HQ2, Cl A1
     4.180%, 03/12/35                                       307              295
   Morgan Stanley Home Equity Loan Trust,
     Ser 2006-2, Cl A2 (F)
     5.434%, 09/25/06                                     1,565            1,566
   Nationslink Funding, Ser 1999-1, Cl 2
     6.316%, 01/20/31                                     6,202            6,307
   New Century Home Equity Loan Trust,
     Ser 2005-B, Cl A2A (F)
     5.444%, 09/25/06                                     8,231            8,232
   Newcastle CDO, Ser 2005-6A,
     Cl IM1 (F) (K)
     5.346%, 09/25/06                                     3,416            3,415
   Nomura Asset Securities,
     Ser 1998-D6,  Cl A1C
     6.690%, 03/15/30                                       166              176
   Nomura Home Equity Loan,
     Ser 2006-WF1, Cl A1 (F)
     5.450%, 09/25/06                                     2,452            2,452
   Northstar Education Finance,
     Ser 2005-1, Cl A5
     4.740%, 10/30/45                                     2,388            2,358
   Novastar Home Equity Loan,
     Ser 1998-2, Cl A2 (F)
     5.620%, 09/25/06                                       313              313
   Novastar Home Equity Loan,
     Ser 2005-2, Cl A2B (F)
     5.474%, 09/27/06                                     1,922            1,922
   Novastar Home Equity Loan,
     Ser 2005-4, Cl A2A (F)
     5.414%, 09/25/06                                       426              426
   Oakwood Mortgage Investors,
     Ser 2002-C, Cl A, IO (H)
     6.000%, 08/15/10                                     7,856            1,220
   Oncor Electric Delivery Transition Bond,
     Ser 2003-1, Cl A2
     4.030%, 02/15/12                                     3,130            3,065
   Option One Mortgage Loan Trust,
     Ser 2001-4, Cl A (F)
     5.924%, 09/25/06                                       621              621
   Option One Mortgage Loan Trust,
     Ser 2006-1, Cl 2A1 (F)
     5.394%, 09/27/06                                     1,883            1,884
   Origen Manufactured Housing,
     Ser 2002-A, Cl A1 (F)
     5.570%, 09/15/06                                        87               87

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Ownit Mortgage Loan Asset-Backed
     Securities Trust, Ser 2006-1, Cl AF1 (G)
     5.424%, 12/25/36                             $       1,212    $       1,204
   Park Place Securities NIM Trust,
     Ser 2004-MM1, Cl AM6 (F) (K)
     5.354%, 09/25/06                                     8,349            8,349
   RMAC, Ser 2004-NS3A,
     Cl A1 (F) (K)
     5.330%, 09/12/06                                     1,588            1,588
   Renaissance Home Equity Loan Trust,
     Ser 2006-1, Cl AF3 (G)
     5.608%, 09/01/06                                       998              998
   Residential Asset Mortgage Products,
     Ser 2003-RS3, Cl AII (F)
     5.684%, 09/25/06                                       279              279
   Residential Asset Mortgage Products,
     Ser 2004-SL1, Cl A8
     6.500%, 11/25/31                                     2,975            3,002
   Residential Asset Mortgage Products,
     Ser 2004-SL3, Cl A2
     6.500%, 12/25/31                                     4,894            4,931
   Residential Asset Securities,
     Ser 2002-KS7, Cl A2 (F)
     5.694%, 09/25/06                                     1,802            1,802
   Residential Asset Securitization Trust,
     Ser 2004-IP2, Cl 2A1 (F)
     5.242%, 09/01/06                                     4,926            4,913
   Residential Funding Mortgage Securities,
     Ser 2000-HI1, Cl AI7 (G)
     8.290%, 02/25/25                                     3,240            3,257
   Residential Funding Mortgage Securities,
     Ser 2005-HS1, Cl AI1 (F)
     5.444%, 09/25/06                                    10,214           10,188
   SLM Student Loan Trust,
     Ser 2001-1, Cl A6
     3.460%, 07/25/39                                     2,850            2,727
   Salomon Brothers Mortgage Securities VII,
     Ser 2001-C2, Cl A3
     6.499%, 10/13/11                                     2,570            2,696
   Saturn Ventures II (F)(K)
     5.466%, 09/07/06                                    13,754           13,754
   Securitized Asset-Backed Receivables LLC,
     Ser 2005-FR4, Cl A3 (F)
     5.524%, 09/25/06                                     4,252            4,256
   Specialty Underwriting & Residential
     Finance, Ser 2005-BC4,
     Cl A2A (F)
     5.434%, 09/25/06                                       165              165
   Start, Ser 2003-1, Cl X (F)
     4.130%, 10/21/06                                     4,830            4,806
   Start, Ser 2003-2, Cl X (F)
     4.600%, 10/21/06                                     2,167            2,167
   Structured Adjustable Rate Mortgage Loan,
     Ser 2005-19XS, Cl 1A1 (F)
     5.644%, 09/26/06                                    16,328           16,390
   Structured Asset Investment Loan Trust,
     Ser 2005-11, Cl A4 (F)
     5.414%, 09/25/06                                     1,952            1,953
   TIAA Real Estate CDO, Ser 2003 1A,
     Cl A1MM (F)(K)
     5.358%, 09/28/06                                    10,307           10,307
--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   TMS SBA Loan Trust, Ser 1999-1, Cl A (F)
     6.050%, 09/15/06                             $         240    $         239
   Terwin Mortgage Trust,
     Ser 2005-9HGS, Cl A1 (C) (F)
     4.000%, 09/01/06                                     5,878            5,799
   Thornburg Mortgage Securities Trust,
     Ser 2005-3, Cl 2A1 (F)
     5.564%, 09/25/06                                    15,688           15,685
   Thornburg Mortgage Securities Trust,
     Ser 2005-4, Cl A4 (F)
     5.524%, 09/25/06                                    19,741           19,715
   Thornburg Mortgage Securities Trust,
     Ser 2006-1, Cl A3 (F)
     5.494%, 09/01/06                                    26,098           26,051
   WMALT Mortgage Pass Through, Ser 2006-AR4,
     Cl DA (F)
     5.402%, 09/01/06                                     5,846            5,843
   WMALT Mortgage Pass Through, Ser 2006-AR7,
     Cl A1A (F)
     5.352%, 09/25/06                                     3,308            3,308
   WMALT Mortgage Pass Through, Ser 2006-AR7,
     Cl A1B (F)
     5.352%, 09/25/06                                     1,874            1,871
   Wachovia Bank Commercial Mortgage Trust,
     Ser 2002-C1A, Cl A4
     6.287%, 04/15/34                                     2,569            2,685
   Wachovia Bank Commercial Mortgage Trust,
     Ser 2003-C20, Cl APB (F)
     5.090%, 09/01/06                                     5,355            5,262
   Wachovia Bank Commercial Mortgage Trust,
     Ser 2003-C6, Cl A3
     4.957%, 08/15/35                                     4,490            4,425
   Wachovia Bank Commercial Mortgage Trust,
     Ser 2003-C6, Cl A4
     5.125%, 08/15/35                                     2,936            2,890
   Wachovia Bank Co Cl A3
     4.445%, 11/15/35                                       931              903
   Wachovia Bank Commercial Mortgage Trust,
     Ser 2003-C9, Cl A4
     5.012%, 12/15/35                                       983              961
   Wachovia Bank Commercial Mortgage Trust,
     Ser 2004-C10, Cl A4
     4.748%, 02/15/41                                     3,676            3,522
   Wachovia Bank Com Cl A4 (F)
     5.088%, 09/01/06                                     3,690            3,602
   Wachovia Bank Commercial Mortgage Trust,
     Ser 2004-C15, Cl A4
     4.803%, 10/15/41                                     2,620            2,505
   Wachovia Bank Commercial Mortgage Trust,
     Ser 2005-C20, Cl A4 (F)
     5.285%, 09/01/06                                       280              279

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Wachovia Bank Commercial Mortgage Trust,
     Ser 2006-C26, Cl A1
     5.726%, 06/15/45                             $         147    $         149
   Wachovia Bank Commercial Mortgage Trust,
     Ser 2006-C26, Cl A2
     5.935%, 06/15/45                                       150              154
   Wachovia Bank Commercial Mortgage Trust,
     Ser 2006-C26, Cl APB
     5.997%, 06/15/45                                     3,686            3,806
   Wachovia Mortgage Loan Trust,
     Ser 2006-AMN1, Cl A1 (F)
     5.374%, 09/25/06                                     2,263            2,262
   Washington Mutual Master Note Trust,
     Ser 2006-M1A, Cl M1 (F)
     5.420%, 09/22/06                                     4,117            4,117
   Washington Mutual Mortgage,
     Ser 2003-MS1, Cl 1A
     5.000%, 02/25/18                                     1,683            1,635
   Washington Mutual Mortgage,
     Ser 2003-MS2, Cl 3A1
     5.000%, 03/25/18                                     5,873            5,710
   Washington Mutual,
     Ser 2002-AR18, Cl A (F)
     4.124%, 09/01/06                                     2,865            2,844
   Washington Mutual,
     Ser 2005-AR13, Cl A1A1 (F)
     5.614%, 09/25/06                                    10,837           10,905
   Washington Mutual,
     Ser 2005-AR15, Cl A1A2 (F)
     5.604%, 09/25/06                                    15,954           16,011
   Washington Mutual,
     Ser 2005-AR16, Cl 1A4A (F)
     5.121%, 09/25/06                                    13,585           13,401
   Washington Mutual,
     Ser 2005-AR18, Cl 3A1 (F)
     5.627%, 09/01/06                                     5,810            5,715
   Washington Mutual,
     Ser 2005-AR19, Cl A1A2 (F)
     5.614%, 09/25/06                                    18,221           18,283
   Washington Mutual, Ser 2006-1, Cl 3A2
     5.750%, 02/25/36                                     6,987            6,993
   Washington Mutual, Ser 2006-AR1, Cl 1A1B (F)
     5.502%, 09/01/06                                     6,368            6,358
   Wells Fargo Mortgage-Backed Securities
     Trust, Ser 2004-S, Cl A7 (F)
     3.540%, 09/01/06                                       280              270
   Wells Fargo Mortgage-Backed Securities
     Trust, Ser 2005-14, Cl 2A1
     5.500%, 09/01/06                                     1,363            1,320
   Wells Fargo Mortgage-Backed Securities,
     Ser 2005-AR16, Cl 7A1 (F)
     5.260%, 09/01/06                                     4,214            4,104
   Wells Fargo, Ser 2004-H, Cl A-1 (F)
     4.527%, 09/01/06                                     6,754            6,567
   Wells Fargo, Ser 2005-AR14, Cl A1 (F)
     5.388%, 09/01/06                                     1,552            1,548


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMME (F) (K)
     5.349%, 09/15/06                             $       2,562    $       2,562
   Witherspoon CDO Funding (F) (K)
     5.340%, 09/15/06                                    11,956           11,956
   Zuni Mortgage Loan Trust,
     Ser 2006-0A1, Cl A1 (F)
     5.615%, 09/25/06                                    17,548           17,548
                                                                   -------------
                                                                       1,141,473
                                                                   -------------

OTHER ASSET-BACKED SECURITIES -- 0.3%
   Caterpillar Financial Asset Trust,
     Ser 2006-A, Cl A2
     5.590%, 02/25/09                                        88               88
   Credit-Based Asset Servicing,
     Ser 2006-CB2, Cl AF2 (G)
     5.501%, 12/25/36                                     1,999            1,996
   Embarcadero Aircraft, Ser 2000-A,
     Cl A1 (C) (F)
     5.810%, 09/15/06                                     4,465            3,516
   Encore Credit Receivables Trust,
     Ser 2005-3, Cl 2A1 (F)
     5.444%, 09/26/06                                       560              560
   Equity One Asset-Backed Securities,
     Ser 2003-2, Cl M1
     5.050%, 09/25/33                                     1,050            1,034
   MSDWCC Heloc Trust, Ser 2005-1, Cl A (F)
     5.514%, 09/25/06                                     1,114            1,115
   PG&E Energy Recovery Funding, Ser 2005-2,
     Cl A2
     5.030%, 03/25/14                                     3,053            3,043
   Peco Energy Transition Trust,
     Ser 2001-A, Cl A1
     6.520%, 12/31/10                                     1,640            1,714
   SLM Student Loan Trust,
     Ser 2004-1, Cl A2 (F)
     5.625%, 10/25/06                                     1,529            1,536
                                                                   -------------
                                                                          14,602
                                                                   -------------
Total Asset-Backed Securities
 (Cost $1,268,880) ($ Thousands)                                       1,262,784
                                                                   -------------

TREASURY OBLIGATIONS -- 20.6%
   Canadian Treasury Bills (E)
    4.962%, 09/20/06                                      2,270            2,253
   U.S. Treasury Bills
    4.750%, 10/19/06                                         90               89
   U.S. Treasury Bonds
    8.875%, 02/15/19 (J)                                  7,358           10,077
    8.125%, 08/15/19 (J)                                  6,559            8,574
    7.500%, 11/15/16 (J)                                  7,437            9,046
    7.125%, 02/15/23 (J)                                  4,442            5,515
    6.250%, 08/15/23 to 05/15/30 (J)                     55,438           64,090
    6.000%, 02/15/26                                      4,149            4,686
    5.375%, 02/15/31 (J)                                  8,635            9,187
    4.875%, 07/31/11 (J)                                 40,848           41,151
    4.500%, 02/15/36 (J)                                 76,645           72,136
    3.875%, 04/15/29 (D) (J)                              1,900            2,469
    3.625%, 04/15/28 (D) (J)                             29,091           36,238
    2.375%, 04/15/11 to 01/15/25 (D) (J)                 29,002           29,404
    2.000%, 01/15/16 (D)                                  4,875            4,773
    2.000%, 01/15/26 (D) (J)                                623              600

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   U.S. Treasury Notes
    6.500%, 10/15/06                              $         330    $         330
    5.125%, 05/15/16 (J)                                 50,675           52,114
    5.125%, 06/30/08                                        455              457
    5.000%, 07/31/08 (J)                                 11,769           11,811
    4.875%, 05/31/08 to 08/15/16 (J)                    249,611          251,414
    4.500%, 02/15/09 to 11/15/15 (J)                     14,540           14,363
    4.375%, 11/15/08 (J)                                 14,000           13,887
    4.375%, 12/15/10                                     18,670           18,435
    4.250%, 10/15/10 to 08/15/15 (J)                     57,350           55,485
    4.000%, 06/15/09 to 04/15/10 (J)                     27,180           26,676
    3.875%, 09/15/10                                        370              359
    3.750%, 05/15/08 (J)                                  9,730            9,560
    3.500%, 08/15/09 to 02/15/10 (J)                     75,679           72,996
    3.375%, 02/15/08 to 10/15/09 (J)                     79,292           76,846
    3.125%, 09/15/08                                        110              107
    3.125%, 10/15/08 (J)                                  2,230            2,157
    3.375%, 01/15/12 (D)                                    263              278
    2.000%, 07/15/14 (D) (J)                              9,361            9,187
    1.875%, 07/15/15 (D) (J)                             33,855           32,837
   U.S. Treasury STRIPS (A)
    5.865%, 11/15/21 (J)                                 23,570           11,074
    4.691%, 05/15/16                                      3,425            2,153
    4.243%, 08/15/09 (J)                                 63,673           55,488
                                                                   -------------
Total Treasury Obligations
 (Cost $1,012,592) ($ Thousands)                                       1,018,302
                                                                   -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 9.8%
   FFCB
    5.375%, 07/18/11                                      2,124            2,154
   FHLB
    5.625%, 06/13/16                                      2,337            2,386
    5.550%, 08/24/07                                      1,000            1,000
    5.500%, 07/15/36                                      1,180            1,219
    5.375%, 08/19/11                                      1,270            1,288
    5.100%, 03/06/08                                      2,275            2,275
    4.625%, 07/18/07                                     26,855           26,700
    3.625%, 11/14/08 (J)                                    100               97
   FHLB CMO, Ser 2015, Cl A
    5.460%, 11/27/15                                     18,191           18,192
   FHLMC
    6.875%, 09/15/10                                      6,520            6,954
    6.625%, 09/15/09 (J)                                  9,726           10,152
    5.875%, 03/21/11 (J)                                  1,673            1,717
    5.625%, 03/15/11 to 11/23/35 (J)                     11,570           11,464
    5.750%, 06/27/16                                      2,325            2,401
    5.400%, 10/10/08                                      1,576            1,576
    5.150%, 01/24/11 (J)                                  7,236            7,200
    5.125%, 04/18/08 (J)                                  2,311            2,312
    4.875%, 02/17/09 (J)                                  4,629            4,614
    4.000%, 08/17/07                                      2,330            2,302
   FHLMC CMO, Ser 1, Cl Z
    9.300%, 04/15/19                                         41               43
   FHLMC CMO, Ser 1081, Cl K
    7.000%, 05/15/21                                        775              773
   FHLMC CMO, Ser 1101, Cl M
    6.950%, 07/15/21                                        434              433
   FHLMC CMO, Ser 1611, Cl Z
    6.500%, 11/15/23                                      9,441            9,705
   FHLMC CMO, Ser 1983, Cl Z
    6.500%, 12/15/23                                      1,399            1,431
   FHLMC CMO, Ser 2043, Cl CJ
    6.500%, 04/15/28                                      3,530            3,619
   FHLMC CMO, Ser 2389, Cl CD
    6.000%, 03/15/16                                      3,721            3,741
--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   FHLMC CMO, Ser 2542, Cl ES
    5.000%, 12/15/17                              $       3,680    $       3,583
   FHLMC CMO, Ser 2544, Cl IW, IO
    5.500%, 03/15/26                                      2,590              131
   FHLMC CMO, Ser 2579, Cl PI, IO
    5.500%, 03/15/27                                      1,059               40
   FHLMC CMO, Ser 2631, Cl MT
    3.500%, 01/15/22                                      2,392            2,354
   FHLMC CMO, Ser 2645, Cl MK
    3.500%, 07/15/22                                      2,321            2,274
   FHLMC CMO, Ser 2682, Cl LC
    4.500%, 07/15/32                                      4,207            3,944
   FHLMC CMO, Ser 2727, Cl PE
    4.500%, 07/15/32                                      7,643            7,145
   FHLMC CMO, Ser 2731, Cl PK
    3.500%, 05/15/26                                     14,365           13,989
   FHLMC CMO, Ser 2733, Cl ME
    5.000%, 01/15/34                                      6,302            5,858
   FHLMC CMO, Ser 2736, Cl DB
    3.300%, 11/15/26                                      2,998            2,890
   FHLMC CMO, Ser 2809, Cl HX, IO
    6.000%, 10/15/24                                      3,403              201
   FHLMC CMO, Ser 2890, Cl AP
    3.750%, 12/15/11                                      4,456            4,335
   FHLMC CMO, Ser 2893, Cl PA
    4.000%, 04/15/25                                      5,028            4,922
   FHLMC CMO, Ser 2904, Cl CM
    5.000%, 01/15/18                                      4,868            4,820
   FHLMC CMO, Ser 2941, Cl WA
    5.000%, 11/15/24                                      4,206            4,179
   FHLMC CMO, Ser 2945, Cl SA (F)
    2.700%, 03/15/20                                      7,601            6,880
   FHLMC CMO, Ser 2948, Cl QA
    5.000%, 10/15/25                                      4,776            4,746
   FHLMC CMO, Ser 2957, Cl KJ
    4.500%, 10/15/24                                     14,620           14,403
   FHLMC CMO, Ser 3000, Cl PA
    3.900%, 01/15/23                                      4,440            4,302
   FHLMC CMO, Ser 3014, Cl NA
    4.500%, 11/15/25                                      8,737            8,598
   FHLMC CMO, Ser 3017, Cl TA
    4.500%, 08/15/35                                      3,807            3,657
   FHLMC CMO, Ser 3019, Cl VM
    5.000%, 08/15/16                                      2,235            2,192
   FHLMC CMO, Ser 3020, Cl MA
    5.500%, 04/15/27                                      5,977            5,992
   FHLMC CMO, Ser 3026, Cl GJ
    4.500%, 02/15/29                                      4,171            4,093
   FHLMC CMO, Ser 3026, Cl PC
    4.500%, 01/15/34                                      2,394            2,207
   FHLMC CMO, Ser 3035, Cl DM
    5.500%, 11/15/25                                      2,935            2,940
   FHLMC CMO, Ser 3057, Cl MD
    4.500%, 08/15/34                                      2,891            2,673
   FHLMC CMO, Ser 3059, Cl CA
    5.000%, 03/15/25                                      8,087            8,034
   FHLMC CMO, Ser 3086, Cl PA
    5.500%, 05/15/26                                      6,112            6,128
   FHLMC CMO, Ser 3117, Cl PH
    5.000%, 11/15/21                                      8,212            8,166
   FHLMC CMO, Ser 3135, Cl JA
    6.000%, 09/15/27                                      6,077            6,155
   FHLMC CMO, Ser 3147, Cl PC
    5.500%, 04/15/33                                      1,296            1,280
   FHLMC CMO, Ser 3151, Cl LA
    6.000%, 11/15/27                                      6,418            6,493

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   FHLMC CMO, Ser 3176, Cl HA
    6.000%, 02/15/28                              $      11,549    $      11,704
   FHLMC CMO, Ser 3178, Cl MA
    6.000%, 10/15/26                                     19,333           19,583
   FHLMC CMO, Ser 3184, Cl LA
    6.000%, 03/15/28                                      9,697            9,741
   FHLMC CMO, Ser 3192, Cl GA
    6.000%, 03/15/27                                      5,311            5,338
   FHLMC DN (E) (J)
    1.258%, 06/26/07                                     21,226           20,297
   FHLMC MTN
    5.750%, 05/11/11                                        450              450
   FNMA
    7.250%, 01/15/10                                      6,400            6,838
    7.125%, 06/15/10 (J)                                  7,100            7,606
    5.250%, 08/01/12 to 09/15/16                          7,501            7,532
    4.750%, 08/10/07                                      2,303            2,292
    4.250%, 09/15/07                                      1,366            1,352
   FNMA CMO, Ser 1999-11, Cl Z
    5.500%, 03/25/29                                      4,783            4,721
   FNMA CMO, Ser 2001-60, Cl JZ
    6.000%, 03/25/31                                        374              374
   FNMA CMO, Ser 2002-94, Cl BJ, IO
    5.500%, 04/25/16                                        651               42
   FNMA CMO, Ser 2002-T11, Cl A
    4.768%, 04/25/12                                        381              378
   FNMA CMO, Ser 2003-113, Cl PN
    3.500%, 02/25/13                                      1,690            1,652
   FNMA CMO, Ser 2003-76, Cl DE
    4.000%, 09/25/31                                     10,713           10,105
   FNMA CMO, Ser 2003-92, Cl KQ
    3.500%, 06/25/23                                      3,264            3,189
   FNMA CMO, Ser 2003-T1, Cl A
    3.807%, 11/25/12                                      1,159            1,114
   FNMA CMO, Ser 2004-88, Cl HA
    6.500%, 07/25/34                                      2,690            2,750
   FNMA CMO, Ser 2005-38, Cl CD
    5.000%, 06/25/19                                      3,041            2,997
   FNMA CMO, Ser 2005-57, Cl EG (F)
    5.624%, 03/25/35                                      4,145            4,147
   FNMA CMO, Ser 2005-63, Cl HA
    5.000%, 04/25/23                                      5,244            5,165
   FNMA CMO, Ser 2005-65, Cl WG
    4.500%, 08/25/26                                      4,573            4,505
   FNMA CMO, Ser 2005-77, Cl BX
    4.500%, 07/25/28                                      1,154            1,136
   FNMA CMO, Ser 2005-92, Cl NM
    3.500%, 04/25/13                                      1,836            1,798
   FNMA CMO, Ser 2006-18, Cl PA
    5.500%, 01/25/26                                      3,521            3,523
   FNMA CMO, Ser 2006-29, Cl PA
    5.500%, 08/25/26                                      8,231            8,244
   FNMA CMO, Ser 2006-31, Cl PA
    5.500%, 11/25/26                                      3,467            3,473
   FNMA CMO, Ser 2006-41, Cl MA
    5.500%, 04/25/24                                      3,566            3,572
   FNMA CMO, Ser 2006-81, Cl NA
    6.000%, 02/25/27                                      8,002            8,087
   FNMA CMO, Ser 45, Cl BA
    4.500%, 11/25/14                                        276              273
   FNMA CMO, Ser HB, Cl 5.95
    5.950%, 10/23/36                                      4,125            4,157
   FNMA CMO, Ser HB, Cl 6
    6.000%, 10/23/36                                      8,255            8,352
   FNMA CMO, Ser HB, Cl 6.20
    6.200%, 10/23/36                                      8,043            8,112
--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
  FNMA DN (B) (E)
   1.730%, 09/25/06                               $       4,220    $       4,204
  GNMA CMO, Ser 2001-18, Cl WH (F)
   7.816%, 04/20/31                                         324              344
  GNMA CMO, Ser 2002-51, Cl SG (F)
   9.425%, 04/20/31                                         294              324
  GNMA CMO, Ser 2003-58, Cl LG, IO
   5.500%, 05/17/29                                       3,000              358
  GNMA CMO, Ser 2003-82, Cl IO, IO
   5.500%, 03/20/29                                       5,246              363
  GNMA CMO, Ser 2004-80, Cl IP, IO
   5.500%, 07/20/34                                       8,404              781
  GNMA CMO, Ser 2004-87, Cl LI, IO
   5.000%, 12/20/28                                       8,001              638
  GNMA CMO, Ser 2006-3, Cl A
   4.212%, 01/16/28                                         967              942
  GNMA, Ser 2003-86, Cl ZK
   5.000%, 10/20/33                                       9,980            8,751
                                                                   -------------
Total U.S. Government Agency Obligations
 (Cost $487,502) ($ Thousands)                                           486,656
                                                                   -------------

COMMERCIAL PAPER (A) -- 5.5%
  Adirondack (K)
    5.316%, 09/08/06                                     17,080           17,062
  Alcoa
    5.370%, 09/12/06                                      6,920            6,909
  Altius I Funding (K)
    5.316%, 09/08/06                                     11,956           11,943
  Broadhollow Funding (K)
    5.315%, 09/07/06                                      8,540            8,532
    5.314%, 09/06/06                                     12,981           12,971
  DaimlerChrysler
    5.389%, 10/06/06                                     12,325           12,261
  Elysian Funding LLC (K)
    5.451%, 11/27/06                                     15,329           15,130
    5.360%, 09/01/06                                     29,749           29,749
  General Electric Capital
    5.285%, 10/12/06                                      9,655            9,597
  KKR Pacific Funding Trust (K)
    5.330%, 09/27/06                                        683              681
  Lakeside Funding (K)
    5.370%, 09/08/06                                      9,899            9,899
  Main Street Warehouse Funding (K)
    5.315%, 09/20/06                                     23,058           22,993
  Park Avenue Receivables Funding
    5.323%, 09/05/06                                      9,490            9,484
    5.277%, 10/04/06                                     10,385           10,335
  RAB USA
    5.271%, 09/01/06                                     14,645           14,645
  Rams Funding (K)
    5.314%, 09/19/06                                      8,540            8,517
  Rhineland Funding Capital (K)
    5.494%, 10/12/06                                      8,540            8,487
    5.313%, 09/05/06                                     43,212           43,186
  Thornburg Mortgage Capital Resource (K)
    5.315%, 09/07/06                                     17,080           17,065
                                                                   -------------
Total Commercial Paper
 (Cost $269,446) ($ Thousands)                                           269,446
                                                                   -------------

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------

CASH EQUIVALENTS -- 1.7%
  Evergreen Select Money Market
     Fund, Institutional Class, 5.200% **               280,918    $         281
  SEI Daily Income Trust, Prime
     Obligation Fund, Cl A, 5.330% **++              81,518,786           81,519
                                                                   -------------
Total Cash Equivalents
 (Cost $81,800) ($ Thousands)                                             81,800
                                                                   -------------

MASTER NOTE (A) (K) -- 0.9%
  Bank of America
    5.383%, 09/01/06                              $      42,699           42,699
                                                                   -------------
Total Master Note
 (Cost $42,699) ($ Thousands)                                             42,699
                                                                   -------------

CERTIFICATES OF DEPOSIT (K) -- 0.7%
  Barclays Bank
    5.440%, 06/11/07                                      8,540            8,540
  CC USA MTN
    5.520%, 06/18/07                                     17,080           17,080
  U.S. Trust of New York
    5.370%, 09/13/06                                      6,832            6,832
                                                                   -------------
Total Certificates of Deposit
 (Cost $32,452) ($ Thousands)                                             32,452
                                                                   -------------

TIME DEPOSIT (K) -- 0.3%
  National City
    5.260%, 09/01/06                                     16,841           16,841
                                                                   -------------
Total Time Deposit
 (Cost $16,841) ($ Thousands)                                             16,841
                                                                   -------------

FOREIGN BONDS -- 0.2%
  Canadian Government Real Return Inflation
    Index Note (TIPS)
    4.000%, 12/01/31                                      4,174            5,614
  Cia Brasileira De Bebida
    8.750%, 09/15/13                                      1,152            1,325
  Province of Quebec
    7.500%, 09/15/29                                      1,070            1,337
                                                                   -------------
Total Foreign Bonds
 (Cost $7,850) ($ Thousands)                                               8,276
                                                                   -------------

PREFERRED STOCK -- 0.1%
  Aegon                                                  89,825            2,249
  Merrill Lynch                                          70,000            1,798
  Metlife                                                78,316            2,001
  National Rural Utilities Cooperative
    Finance                                              13,000              302
                                                                   -------------
Total Preferred Stock
 (Cost $6,254) ($ Thousands)                                               6,350
                                                                   -------------

MUNICIPAL BONDS -- 0.1%
  Brazos Higher Education Authority RB,
    Ser 2006-1, Cl A2R
    5.030%, 09/26/06                                      2,579            2,569
  Michigan Tobacco Settlement Finance, Ser A
    7.309%, 06/01/36                                      2,265            2,333


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                              ($ Thousands)/Contracts   ($ Thousands)
--------------------------------------------------------------------------------
   San Diego,Tobacco Settlement
    Asset Backed, RB
    7.125%, 06/01/32                              $         895    $         913
                                                                   -------------
Total Municipal Bonds
 (Cost $5,743) ($ Thousands)                                               5,815
                                                                   -------------

PURCHASED OPTIONS -- 0.0%
   November 2006 U.S. 10 Year
      Treasury Put, Expires 11/21/06,
      Strike Price $106*                                     94               29
   September 2006 90 Day Euro
      Futures Call, Expires 09/18/06,
      Strike Price $94.75*                                   90                1
   September 2006 90 Day Euro
      Futures Call, Expires 09/18/06,
      Strike Price $95*                                     143                1
                                                                   -------------
Total Purchased Options
 (Cost $231) ($ Thousands)                                                    31
                                                                   -------------

REPURCHASE AGREEMENTS (N) -- 9.9%

Barclays Capital
   5.270%, dated 08/31/06, to be repurchased
   on 09/01/06, repurchase price $29,679,873
   (collateralized by U.S. Government
   Obligations, ranging in par value
   $2,684,081-$19,157,999, 0.000%-6.625%,
   07/24/07-05/09/16, total market value
   $30,269,124)(K)                                       29,676           29,676
Deutsche Bank
   5.250% dated 08/31/06, to be repurchased
   on 09/01/06, repurchase price $361,652,733
   (collateralized by U.S. Government
   Obligations, ranging in par value
   $19,705,000-$50,000,000, 0.000%-5.400%,
   08/28/09, total market value $368,832,000)           361,600          361,600
Lehman Brothers
   5.260%, dated 08/31/06, to be repurchased
   on 09/01/06, repurchase price $98,894,848
   (collateralized by U.S. Government
   Obligations, ranging in par value
   $6,486,884-$15,335,212, 0.000%-6.000%,
   09/19/06-08/19/11, total market value
   $100,858,102)(K)                                      98,880           98,880
                                                                   -------------
Total Repurchase Agreements
 (Cost $490,156) ($ Thousands)                                           490,156
                                                                   -------------

Total Investments -- 140.2%
 (Cost $6,919,829) ($ Thousands) @                                 $   6,928,508
                                                                   =============




--------------------------------------------------------------------------------
                                                                  Market Value
Description                                          Contracts    ($ Thousands)
--------------------------------------------------------------------------------
WRITTEN OPTIONS -- 0.0%
 December 2006 90 Day Euro
    Futures Call, Expires 11/21/06,
    Strike Price $106*                                    (148)   $        (248)
 December 2006 U.S. Ten Year
    Treasury Note Call, Expires
    11/21/06, Strike Price $105*                          (191)            (478)
 December 2006 U.S. Ten Year
    Treasury Note Call, Expires
    11/21/06, Strike Price $107*                          (190)            (190)
 March 2007 Euro Futures Call,
    Expires 03/19/07, Strike
    Price $94.75*                                         (219)            (104)
 November 2006  U.S. Ten Year
    Treasury Note Put, Expires
    11/21/06, Strike Price $104*                          (191)             (12)
 September 2006 90 Day Euro
    Futures Call, Expires 09/18/06,
    Strike Price $94.50*                                  (712)            (191)
 September 2006 90 Day Euro
    Futures Call, Expires 09/18/06,
    Strike Price $95.25*                                  (143)              (1)
 September 2006 One Year Euro
    Futures Call, Expires 09/15/06,
    Strike Price $95*                                     (166)             (39)
                                                                  -------------
Total Written Options
 (Premiums Received $(679)) ($ Thousands)                                (1,263)
                                                                  -------------


Futures -- A summary of the open futures contracts held by the Fund at August 31, 2006, is as follows:

                                                                   UNREALIZED
                                                                  APPRECIATION
                                       NUMBER OF    EXPIRATION   (DEPRECIATION)
TYPE OF CONTRACT                       CONTRACTS          DATE   ($ THOUSANDS)
-------------------------------------------------------------------------------
90-Day Euro$                                 763      Mar-2007   $          505
90-Day Euro$                                (446)     Mar-2008             (524)
90-Day Euro$                               1,128      Sep-2006           (1,089)
90-Day Euro$                                 691      Sep-2007              139
90-Day Euro$                                 608      Dec-2006             (115)
90-Day Euro$                                 432      Mar-2007             (419)
U.S. 2-Year Note                             243      Dec-2006               93
U.S. 2-Year Note                             272      Dec-2006               75
U.S. 5-Year Note                              19      Dec-2006                3
U.S. 5-Year Note                             445      Dec-2006              205
U.S. 10-Year Note                            351      Dec-2006               88
U.S. 10-Year Note                            (95)     Sep-2006             (159)
U.S. 10-Year Note                            343      Dec-2006              191
U.S. Long Treasury Bond                     (248)     Sep-2006             (784)
U.S. Long Treasury Bond                     (248)     Dec-2006              (74)
U.S. Long Treasury Bond                     (133)     Sep-2006             (420)
U.S. Long Treasury Bond                      (24)     Dec-2006              (21)
                                                                 --------------
                                                                 $       (2,306)
                                                                 ==============


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
August 31, 2006


Forward Foreign Currency -- A summary of the outstanding forward foreign currency contracts held by the Fund at August 31, 2006 is as follows:


                                                                     UNREALIZED
                            CURRENCY TO             CURRENCY TO    APPRECIATION
MATURITY                        DELIVER                 RECEIVE   DEPRECIATION)
DATES                       (THOUSANDS)             (THOUSANDS)     (THOUSANDS)
-------------------------------------------------------------------------------
11/7/2006            USD          9,081       AUD        11,980   $          52
11/7/2006            EUR          6,809       USD         8,654             (97)
11/7/2006            CAD          6,242       USD         5,491            (146)
                                                                  -------------
                                                                  $        (191)
                                                                  =============


Swaps -- A summary of outstanding Credit Default Swap agreements held by the Fund at August 31, 2006, is as follows:

                                                                                                            UNREALIZED
                                                                                             NOTIONAL     APPRECIATION
                                                                           EXPIRATION          AMOUNT   (DEPRECIATION)
Description                                                                      DATE   ($ THOUSANDS)    ($ THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------
Fund receives semi-annual payment of 0.950% (1.900% per annum) times notional amount of ACE Securities, Ser 2004-RM2, Cl B1, 5.014%,
01/25/35. Upon a defined credit event Fund pays notional amount and takes receipt of a defined deliverable obligation. (Counter Party:
Citibank)                                                                    01/25/35      $      600     $         (8)

Fund receives semi-annual payment of 1.675% (3.350% per annum) times notional amount of Aegis Asset-Backed Securities Trust, Ser 2004-5,
Cl B3, 6.814%, 12/25/34. Upon a defined credit event Fund pays notional amount and takes receipt of a defined deliverable obligation. (Counter
Party: Citibank)                                                             12/25/34             600              (13)

Fund receives semi-annual payment of 1.025% (2.050% per annum) times notional amount of Ameriquest Mortgage Securities, Ser 2004-R6, Cl M3,
5.464%, 07/25/34. Upon a defined credit event Fund pays notional amount and takes receipt of a defined deliverable obligation. (Counter Party:
Citibank)                                                                    07/25/34             600               (7)

Fund receives semi-annual payment of 0.975% (1.950% per annum) times notional amount of CDC Mortgage Capital Trust, Ser 2004- HE3, Cl B2,
5.264%, 11/25/34. Upon a defined credit event Fund pays notional amount and takes receipt of a defined deliverable obligation. (Counter Party:
Citibank)                                                                    11/25/34             600               (5)

Fund receives semi-annual payment of 0.950% (1.900% per annum) times notional amount of Countrywide Asset-Backed Certificates, Ser 2004-12,
Cl MV8, 5.114%, 11/25/34. Upon a defined credit event Fund pays notional amount and takes receipt of a defined deliverable obligation. (Counter
Party: Citibank)                                                             11/25/34             600               (8)

Fund receives semi-annual payment of 1.025% (2.050% per annum) times notional amount of Countrywide Asset-Backed Certificates, Ser 2004-6,
Cl M8, 5.514%, 05/25/34. Upon a defined credit event Fund pays notional amount and takes receipt of a defined deliverable obligation. (Counter
Party: Citibank)                                                             05/25/34             600               (8)

Fund receives semi-annual payment of 1.000% (2.000% per annum) times notional amount of Countrywide Asset-Backed Certificates, Ser 2004-ECC2,
Cl M8, 5.464%, 06/25/34. Upon a defined credit event Fund pays notional amount and takes receipt of a defined deliverable obligation. (Counter
Party: Citibank)                                                             06/25/34           1,000              (12)

Fund receives semi-annual payment of 1.500% (3.000% per annum) times notional amount of Countrywide Asset-Backed Certificates, Ser 2004-ECC1,
Cl B, 4.814%, 01/25/34. Upon a defined credit event Fund pays notional amount and takes receipt of a defined deliverable obligation. (Counter
Party: Citibank)                                                             02/25/34           1,000              (10)

Fund receives semi-annual payment of 1.525% (3.050% per annum) times notional amount of Home Equity Asset Trust, Ser 2004-8, Cl B3, 6.414%,
03/25/35. Upon a defined credit event Fund pays notional amount and takes receipt of a defined deliverable obligation. (Counter Party:
Citibank)                                                                    03/25/35             600               (9)

Fund receives semi-annual payment of 1.015% (2.030% per annum) times notional amount of Long Beach Mortgage Loan Trust, Ser 2004-2, Cl M5,
5.564%, 06/25/34. Upon a defined credit event Fund pays notional amount and takes receipt of a defined deliverable obligation. (Counter Party:
Citibank)                                                                    06/25/34             600               (7)

Fund receives semi-annual payment of 1.050% (2.100% per annum) times notional amount of Masters Asset-Backed Securities Trust, Ser 2004-WMC2,
Cl M5, 5.714%, 06/25/34. Upon a defined credit event Fund pays notional amount and takes receipt of a defined deliverable obligation. (Counter
Party: Citibank)                                                             06/25/34             600               (5)

Fund receives semi-annual payment of 1.025% (2.050% per annum) times notional amount of Morgan Stanley ABS Equity I, Ser 2004- HE6, Cl B2,
5.264%, 08/25/34. Upon a defined credit event Fund pays notional amount and takes receipt of a defined deliverable obligation. (Counter Party:
Citibank)                                                                    08/25/34             600               (8)


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
August 31, 2006


                                                                                                            UNREALIZED
                                                                                             NOTIONAL     APPRECIATION
                                                                           EXPIRATION          AMOUNT   (DEPRECIATION)
Description                                                                      DATE   ($ THOUSANDS)    ($ THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------
Fund receives semi-annual payment of 1.035% (2.070% per annum) times notional amount of Morgan Stanley ABS Equity I, Ser 2004- NC5, Cl B2,
5.564%, 05/25/34. Upon a defined credit event Fund pays notional amount and takes receipt of a defined deliverable obligation. (Counter Party:
Citibank)                                                                    05/25/34             600               (7)

Fund receives semi-annual payment of 1.450% (2.900% per annum) times notional amount of New Century Home Equity Loan Trust, Ser 2004-4,
Cl M9, 6.014%, 02/25/35.Upon a defined credit event Fund pays notional amount and takes receipt of a defined deliverable obligation. (Counter
Party: Citibank)                                                             02/25/35           1,000              (14)

Fund receives semi-annual payment of 0.950% (1.900% per annum) times notional amount of Residential Asset Securities Corporation, Ser 2004-
KS10, Cl M5, 5.164%, 11/25/34. Upon a defined credit event Fund pays notional amount and takes receipt of a defined deliverable obligation.
(Counter Party: Citibank)                                                    11/25/34             600               (8)

Fund receives semi-annual payment of 0.950% (1.900% per annum) times notional amount of GSAMP Trust, Ser 2005-HE1, Cl B2, 5.014%, 11/25/34
Upon a defined credit event Fund pays notional amount and takes receipt
of a defined deliverable obligation. (Counter Party: Citibank)               11/25/34             600               (8)

Fund receives quarterly payment of 0.068% 0.270% per annum) times notional amount of ConocoPhillips COP, 4.750%, 10/15/12. Upon a defined credit event Fund pays notional amount and takes receipt of a defined
deliverable obligation. (Counter Party: Citibank)                            09/20/12           1,620               (1)
                                                                                                           -----------
                                                                                                           $      (138)
                                                                                                           ===========


Percentages are based on Net Assets of $4,943,199 ($ Thousands).
* Non-income producing security.
** Rate shown is the 7-day effective yield as of August 31, 2006.
+ Real Estate Investment Trust.
++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.
(A) The rate reported is the effective yield at time of purchase.
(B) Security, or portion thereof, has been pledged as collateral on open futures contracts.
(C) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.
(D) Treasury Inflation Index Notes.
(E) Zero Coupon Bond -- The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(F) Variable Rate Security -- The rate reported on the Schedule of investments is the rate in effect as of August 31, 2006.
(G) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on August 31, 2006. The coupon on a step bond changes on a specified date.
(H) Securities considered illiquid. The total value of such securities as of August 31, 2006 was $11,406 ($ Thousands) and represented 0.23% of Net Assets.
(I) Security in default on interest payments.
(J) This security or a partial position of this security is on loan at August 31, 2006. The total value of securities on loan at August 31, 2006 was $1,010,767 ($ Thousands).
(K) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2006 was $1,042,739 ($ Thousands).
(L) The note accrues 9.65% annual coupon for any day that the 3-year swap rate exceeds the 1-year swap rate by 22 or more basis points.
(M) The note accrues 12.50% annual coupon for any day that the 5-year swap rate exceeds the 2-year swap rate by 30 or more basis points.
(N) Tri-Party Repurchase Agreement.

ARM -- Adjustable Rate Mortgage
AUD -- Australian Dollar
CAD -- Canadian Dollar
CDO -- Collateralized Debt Obligation
Cl -- Class
CMO -- Collateralized Mortgage Obligation
DN -- Discount Note
EXL -- Extendable Maturity
EUR -- Euro
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only
LLC -- Limited Liability Company
MTN -- Medium Term Note
NIM -- Net Interest Margin
PLC -- Public Limited Company
RB -- Revenue Bond
SBA -- Small Business Administration
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities TBA -- To Be Announced
TIPS -- Treasury Inflated Protection Securities
USD -- United States Dollar

@ At August 31, 2006, the tax basis cost of the Fund's investments was $6,919,829 ($ Thousands), and the unrealized appreciation and depreciation were $53,711 ($ Thousands) and $(45,032) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Long Duration Bond Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES -- 50.7%

MORTGAGE RELATED SECURITIES -- 50.7%
  Amortizing Residential Collateral Trust,
    Ser 2002-BC4, Cl M2 (B)
    6.474%, 07/25/32                               $      319        $      322
  Asset-Backed Funding Certificates,
    Ser 2005-MWC1, Cl A2A (B)
    5.434%, 06/25/35                                      140               140
  Asset-Backed Securities Home
    Equity Loan Trust,
    Ser 2003-HE4, Cl M2 (B)
    7.330%, 08/15/33                                    1,850             1,864
  Aviation Capital Group Trust,
    Ser 2003-2A, Cl G2 (B)
    6.125%, 09/20/33                                      643               652
  Bayview Financial Acquisition Trust,
    Ser 2005-A, Cl A1 (A) (B)
    5.900%, 02/28/40                                    2,100             2,100
  Bayview Financial Acquisition Trust,
    Ser 2005-B, Cl 1A1 (B)
    4.443%, 04/28/39                                      183               182
  Bayview Financial Revolving
    Mortgage, Ser 2005-E,
    Cl A1 (A) (B)
    5.900%, 12/28/40                                    2,400             2,414
  Chase Funding Mortgage Loan
    Asset-Backed,
    Ser 2000-3, Cl IA5 (B)
    7.898%, 09/25/30                                    1,445             1,442
  Citigroup Mortgage Loan Trust,
    Ser 2003-1, Cl WA2
    6.500%, 10/25/33                                      117               118
  Citigroup Mortgage Loan Trust,
    Ser 2004-2, Cl 2A1 (A)
    6.500%, 08/25/18                                      440               441
  Citigroup Mortgage Loan Trust,
    Ser 2005-HE3, Cl A2A (B)
    5.434%, 09/25/35                                      144               144
  Countrywide Alternative Loan Trust,
    Ser 2005-16, Cl A5 (B)
    5.604%, 06/25/35                                    1,084             1,085
  Countrywide Alternative Loan Trust,
    Ser 2005-27, Cl 1A2 (B)
    5.832%, 08/25/35                                    2,129             2,131
  Countrywide Alternative Loan Trust,
    Ser 2005-27, Cl 2A1 (B)
    5.782%, 08/25/35                                      950               955
  Countrywide Alternative Loan Trust,
    Ser 2005-27, Cl 3A2 (B)
    5.532%, 08/25/35                                      246               247
  Countrywide Alternative Loan Trust,
    Ser 2005-51, Cl 2A2A (B)
    5.615%, 11/20/35                                    1,332             1,339
  Countrywide Alternative Loan Trust,
    Ser 2005-59, Cl 1A1 (B)
    5.655%, 11/20/35                                    1,694             1,699
  Countrywide Alternative Loan Trust,
    Ser 2005-59, Cl 2X, IO (B) (E)
    0.662%, 11/20/35                                    6,089               226
  Countrywide Alternative Loan Trust,
    Ser 2005-61, Cl 2A1 (B)
    5.604%, 12/25/35                                      951               953
  Countrywide Alternative Loan Trust,
    Ser 2005-72, Cl A1 (B)
    5.594%, 01/25/36                                    1,583             1,584

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  Countrywide Alternative Loan Trust,
    Ser 2006-OA11, Cl N1 (A)
    6.000%, 09/25/46                               $    1,236        $    1,231
  Countrywide Alternative Loan Trust,
    Ser 2006-OA2, Cl X1P, IO (B) (E)
    1.030%, 05/20/46                                   10,520               532
  Countrywide Asset-Backed
    Certificates,
    Ser 2003-BC1, Cl M1 (B)
    6.244%, 12/25/32                                    1,150             1,152
  Countrywide Asset-Backed
    Certificates,
    Ser 2004-12, Cl 2AV2 (B)
    5.604%, 09/25/33                                    1,219             1,220
  Countrywide Asset-Backed
    Certificates,
    Ser 2004-13, Cl AV2 (B)
    5.584%, 05/25/34                                    1,266             1,267
  Countrywide Asset-Backed
    Certificates,
    Ser 2005-1, Cl 3AV1 (B)
    5.414%, 07/25/35                                       80                80
  Countrywide Asset-Backed
    Certificates,
    Ser 2005-13, Cl AF1 (B)
    5.454%, 04/25/36                                    1,381             1,382
  Countrywide Home Equity Loan Trust,
    Ser 2005-M, Cl A2 (B)
    5.450%, 02/15/36                                    2,089             2,088
  Countrywide Home Loans,
    Ser 5, Cl 1A1 (B)
    5.644%, 03/25/35                                      492               493
  Credit-Based Asset Servicing and
    Securities,
    Ser 2005-CB5, Cl AF1 (B)
    5.464%, 08/25/35                                    1,004             1,005
  DSLA Mortgage Loan Trust,
    Ser 2004-AR1, Cl A2A (B)
    5.735%, 09/19/44                                      244               245
  DSLA Mortgage Loan Trust,
    Ser 2005-AR2, Cl 2A1A (B)
    5.535%, 03/19/45                                      827               828
  DSLA Mortgage Loan Trust,
    Ser AR4, Cl 2A1A (B)
    5.585%, 08/19/45                                      946               947
  First Franklin Mortgage Loan Asset,
    Ser 2005-FF2, Cl A2B (B)
    5.504%, 03/25/35                                    3,250             3,252
  First Franklin Mortgage Loan Asset,
    Ser 2005-FFH4, Cl N1 (A)
    5.682%, 12/25/35                                      940               936
  Fremont Home Loan Trust,
    Ser 2004-4, Cl 2A2 (B)
    5.604%, 03/25/35                                      410               411
  GMAC Mortgage Loan Trust,
    Ser 2000-HE2, Cl A1 (B)
    5.544%, 06/25/30                                    1,087             1,089
  GSAMP Trust,
    Ser 2005-HE4, Cl A2A (B)
    5.444%, 08/25/35                                    1,221             1,221
  GSR Mortgage Loan Trust,
    Ser 2005-HEL1, Cl M2 (B)
    6.054%, 11/25/30                                    1,700             1,705
  Greenpoint Mortgage Funding Trust,
    Ser 2005-HE2, Cl A1 (B)
    5.530%, 04/15/30                                      297               298


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Long Duration Bond Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  Harborview Mortgage Loan Trust,
    Ser 2004-8, Cl 2A4A (B)
    5.725%, 11/19/34                               $    1,314        $    1,319
  Harborview Mortgage Loan Trust,
    Ser 2005-01, Cl X, IO (B) (E)
    0.911%, 03/19/35                                    2,761                66
  Harborview Mortgage Loan Trust,
    Ser 2005-10, Cl X, IO (B) (E)
    0.478%, 11/19/35                                    5,363               150
  Harborview Mortgage Loan Trust,
    Ser 2005-11, Cl 2A1A (B)
    5.635%, 08/19/45                                    1,590             1,595
  Harborview Mortgage Loan Trust,
    Ser 2005-12, Cl X2B, IO (B) (E)
    0.209%, 10/19/35                                    5,305               170
  Harborview Mortgage Loan Trust,
    Ser 2006-1, Cl X1, IO (B) (E)
    0.814%, 03/19/37                                   11,000               555
  Home Equity Asset Trust,
    Ser 2005-5, Cl 2A1 (B)
    5.434%, 11/25/35                                      610               610
  Home Equity Mortgage Trust,
    Ser 2005-1, Cl A1 (B)
    5.524%, 06/25/35                                      457               457
  Home Equity Mortgage Trust,
    Ser 2006-1, Cl A1B (B)
    5.454%, 05/25/36                                    2,323             2,324
  Indymac Home Equity Loan Asset-
    Backed Trust,
    Ser 2002-A, Cl M1 (B)
    6.074%, 05/25/33                                    1,575             1,576
  Indymac Index Mortgage Loan Trust,
    Ser 2004-AR12, Cl A1 (B)
    5.714%, 12/25/34                                    1,018             1,021
  Indymac Index Mortgage Loan
    Trust, Ser 2004-AR12, Cl AX2, IO (B) (E)
    0.930%, 12/25/34                                    2,673                67
  Indymac Index Mortgage Loan Trust,
    Ser 2004-AR5, Cl 2A1B (B)
    5.724%, 08/25/34                                    1,174             1,177
  Indymac Index Mortgage Loan Trust,
    Ser 2004-AR6, Cl 6A1 (B)
    5.457%, 10/25/34                                      326               325
  Indymac Index Mortgage Loan Trust,
    Ser 2004-AR7, Cl A2 (B)
    5.754%, 09/25/34                                      325               327
  Indymac Index Mortgage Loan Trust,
    Ser 2004-AR8, Cl 2A2A (B)
    5.724%, 11/25/34                                      244               246
  Indymac Index Mortgage Loan Trust,
    Ser 2005-AR18, Cl 2A1A (B)
    5.634%, 10/25/36                                    2,402             2,406
  Irwin Home Equity,
    Ser 2003-A, Cl M2 (B)
    7.474%, 10/25/27                                      475               479
  Lehman XS Trust,
    Ser 2006-12N, Cl A1A1 (B)
    5.404%, 08/25/46                                    1,489             1,488
  Master Alternative Loans Trust,
    Ser 2003-3, Class 2A1
    8.500%, 05/25/33                                      376               381
  Master Seasoned Securities Trust,
    Ser 2005-1, Cl 4A1 (B)
    5.836%, 10/25/32                                      604               610

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  Merrill Lynch Mortgage Investors,
    Ser 2006-WMC1, Cl A2B (B)
    5.464%, 01/25/37                               $    2,750        $    2,750
  Mid-State Trust,
    Ser 2004-1, Cl B
    8.900%, 08/15/37                                      514               518
  Morgan Stanley Capital I,
    Ser 2002-HE3, Cl M1 (B)
    6.424%, 12/27/32                                    2,000             2,016
  Morgan Stanley Capital I,
    Ser 2004-NC2, Cl M2 (B)
    6.524%, 12/25/33                                    1,500             1,519
  Nomura Asset Acceptance,
    Ser 2006-S1, Cl A1 (B)
    5.464%, 01/25/36                                    2,306             2,306
  Ownit Mortgage Loan,
    Ser 2005-1, Cl A1 (B)
    5.454%, 09/25/35                                       53                53
  Renaissance NIM Trust,
    Ser 2005-2, Cl N (A)
    5.193%, 07/25/35                                      194               193
  Residential Asset Mortgage
    Products, Ser 2004-RS11,
    Cl A2 (B)
    5.594%, 12/25/33                                      862               864
  Residential Asset Securities,
    Ser 2005-KS8, Cl A1 (B)
    5.434%, 08/25/35                                    1,557             1,558
  Residential Funding Mortgage
    Securities II,
    Ser 2006-HSA2, Cl AI1 (B)
    5.434%, 03/25/36                                    2,370             2,370
  Residential Funding Mortgage
    Securities,
    Ser 1999-HI8, Cl AI7
    7.970%, 11/25/29                                      440               438
  SACO I Trust,
    Ser 2004-3A, Cl A (B)
    5.594%, 12/25/35                                      410               410
  Saxon Asset Securities Trust,
    Ser 2004-3, Cl A3 (B)
    5.664%, 12/26/34                                      349               349
  Saxon Asset Securities Trust,
    Ser 2005-1, Cl M1 (B)
    5.854%, 03/25/35                                    1,795             1,797
  Soundview Home Equity Loan Trust,
    Ser 2006-1, Cl A2 (B)
    5.464%, 02/25/36                                    2,470             2,470
  Soundview NIM Trust,
    Ser 2005-OPT4, Cl N1
    5.682%, 12/25/35                                      605               602
  Specialty Underwriting & Residential
    Finance, Ser AB1, Cl A1A (B)
    5.414%, 03/25/36                                      624               624
  Structured Asset Investment Loan Trust,
    Ser 2005-HE3, Cl A3 (B)
    5.444%, 09/25/35                                    1,524             1,524
  Terwin Mortgage Trust,
    Ser 2005-11, Cl 1A1A (B)
    4.500%, 11/25/36                                      478               474
  Terwin Mortgage Trust,
    Ser 2005-14HE, Cl AF1 (B)
    5.464%, 08/25/36                                    1,342             1,342
  Terwin Mortgage Trust,
    Ser 2006-8, Cl 2A1 (A) (B)
    4.500%, 08/25/36                                    1,800             1,773
  Washington Mutual,
    Ser 2000-1, Cl M2 (B)
    6.124%, 01/25/40                                      727               729


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Long Duration Bond Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  Washington Mutual,
    Ser 2002-AR17, Cl 2A (B)
    5.131%, 11/25/42                               $        1        $        1
  Washington Mutual,
    Ser 2004-AR10, Cl A2A (B)
    5.688%, 07/25/44                                      105               105
  Washington Mutual,
    Ser 2004-AR12, Cl A4A (B)
    5.688%, 10/25/44                                      259               260
  Washington Mutual,
    Ser 2005-AR1, Cl A2A2 (B)
    5.574%, 01/25/45                                      754               755
  Washington Mutual,
    Ser 2005-AR2, Cl 2A21 (B)
    5.654%, 01/25/45                                      914               916
  Washington Mutual,
    Ser 2005-AR2, Cl 2A22 (B)
    5.544%, 01/25/45                                      367               368
  Washington Mutual,
    Ser 2005-AR6, Cl 2AB1 (B)
    5.575%, 04/25/45                                      427               427
                                                                     ----------
Total Asset-Backed Securities
 (Cost $88,362) ($ Thousands)                                            88,280
                                                                     ----------

CORPORATE OBLIGATIONS -- 21.9

CONSUMER DISCRETIONARY -- 1.8%
  Comcast (B)
    5.800%, 07/14/09                                      825               826
  DaimlerChrysler (B)
    5.486%, 03/07/07                                    1,375             1,376
  General Motors
    8.375%, 07/15/33                                      153               128
  Johnson Controls (B)
    5.737%, 01/17/08                                      786               787
                                                                     ----------
                                                                          3,117
                                                                     ----------

FINANCIALS -- 16.0%
  Bank of America,
    Ser A (A)
    8.070%, 12/31/26                                    1,667             1,744
  BankBoston Capital Trust I,
    Ser B
    8.250%, 12/15/26                                      145               152
  Barrick Gold Finance
    5.800%, 11/15/34                                      897               835
  Corestates Capital Trust I (A)
    8.000%, 12/15/26                                    1,000             1,043
  Countrywide Financial (B)
    5.730%, 05/05/08                                      200               200
  Countrywide Home Loans MTN,
    Ser E
    6.935%, 07/16/07                                      690               697
  Credit Suisse First Boston
    London (A) (B) (F)
    0.000%, 03/24/10                                      669               600
    0.000%, 03/24/10                                      602               540
  Deutsche Bank Capital Funding
    Trust (A) (B)
    5.628%, 01/19/49                                    2,182             2,109
  Deutsche Bank Luxembourg (A)
    6.825%, 12/28/07                                      281               285
  EOP Operating (B)
    6.108%, 10/01/10                                      510               515
  Farmers Insurance Exchange
    Capital (A)
    8.625%, 05/01/24                                      160               183

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  First Chicago NBD Institutional
    Capital (A)
    7.950%, 12/01/26                               $      500        $      521
  Ford Motor Credit
    8.466%, 11/02/07 (B)                                  475               479
    7.000%, 10/01/13                                      865               807
    6.625%, 06/16/08                                      240               236
  General Motors Acceptance (B)
    7.431%, 12/01/14                                      938               927
  Goldman Sachs Group
    5.350%, 01/15/16                                    2,270             2,219
  HSBC Capital Trust II (A)
    8.380%, 05/15/27                                        9                 9
  Keycorp Institutional Capital, Cl B
    8.250%, 12/15/26                                    1,500             1,569
  Lehman Brothers Holdings MTN (B)
    5.718%, 07/18/11                                      730               731
  Lehman Brothers Holdings MTN,
    Ser H (B) (G)
    0.000%, 11/30/10                                      528               500
  Meridian Funding (A) (B)
    5.686%, 10/06/08                                      209               209
  Nationwide Mutual Insurance (A)
    6.600%, 04/15/34                                      305               299
  Pemex Finance
    8.020%, 05/15/07                                      225               227
  Popular North America (B)
    5.650%, 12/12/07                                      735               737
  Power Receivables Financial (A)
    6.290%, 01/01/12                                      391               393
  Providian Capital I (A)
    9.525%, 02/01/27                                    1,715             1,816
  Residential Capital (B)
    6.875%, 06/29/07                                      380               382
  Rosyln Bancorp
    5.750%, 11/15/07                                      900               895
  Simon Property Group+
    5.750%, 05/01/12                                      870               878
  Spieker Properties
    7.650%, 12/15/10                                      360               390
  State Street Institutional Capital,
    Cl B (A)
    8.035%, 03/15/27                                    1,368             1,436
  Swiss Capital (A)
    6.854%, 05/29/49                                    1,300             1,328
  Zurich Capital Trust I (A)
    8.376%, 06/01/37                                    1,863             1,968
                                                                     ----------
                                                                         27,859
                                                                     ----------

INDUSTRIALS -- 1.0%
  America West Airlines,
    Ser 01-1
    7.100%, 04/02/21                                      174               180
  American Airlines,
    Ser AMBC
    3.857%, 07/09/10                                      221               209
  Cedar Brakes II LLC (A)
    9.875%, 09/01/13                                      824               923
  Continental Airlines,
    Ser 2000-2
    7.707%, 04/02/21                                      168               180
  Continental Airlines,
    Ser 2002-1,
    Cl G1 (B)
    5.855%, 08/15/11                                      106               106
  Continental Airlines,
    Ser AMBC
    6.236%, 03/15/20                                      103               104
                                                                     ----------
                                                                          1,702
                                                                     ----------


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Long Duration Bond Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.5%
  Oracle (A) (B)
    5.730%, 01/13/09                               $      909        $      910
                                                                     ----------

TELECOMMUNICATION SERVICES -- 0.5%
  New England Telephone &
    Telegraph
    7.650%, 06/15/07                                      900               914
                                                                     ----------

UTILITIES -- 2.1%
  Entergy Gulf States (B)
    5.631%, 12/01/09                                      525               524
  Entergy Louisiana LLC
    5.560%, 09/01/15                                      285               275
  Power Contract Financing (A)
    6.256%, 02/01/10                                    1,064             1,071
  Progress Energy Florida, Cl A (B)
    5.802%, 11/14/08                                    1,000             1,001
  Sempra Energy
    4.621%, 05/17/07                                      525               522
  Sempra Energy (B)
    5.863%, 05/21/08                                      190               190
                                                                     ----------
                                                                          3,583
                                                                     ----------
Total Corporate Obligations
 (Cost $38,380) ($ Thousands)                                            38,085
                                                                     ----------

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 12.8%
  FHLMC
   7.000%, 01/01/33                                       483               499
   6.500%, 08/01/29                                       743               748
   6.091%, 01/01/33 (B)                                   931               942
   6.086%, 05/01/35 (B)                                   840               851
   4.049%, 08/01/34 (B)                                 1,571             1,561
   3.878%, 01/01/34 (B)                                 2,014             2,013
   3.422%, 08/01/34 (B)                                 1,076             1,059
   3.267%, 04/01/34 (B)                                 1,616             1,596
   3.146%, 04/01/34 (B)                                 2,106             2,068
   3.143%, 05/01/34                                     2,276             2,241
   3.129%, 04/01/34 (B)                                 1,456             1,429
  FNMA
   7.000%, 04/01/34                                       573               589
   5.940%, 07/01/33 (B)                                   789               806
   5.754%, 01/01/33 (B)                                   872               882
   5.697%, 06/01/33 (B)                                 2,043             2,065
   5.500%, 10/01/17 to 02/01/18                           447               443
   4.672%, 08/01/34 (B)                                 1,559             1,559
  GNMA (B)
   5.375%, 06/20/32                                       849               853
                                                                     ----------
Total U.S. Government Mortgage-Backed Obligations
 (Cost $22,173) ($ Thousands)                                            22,204
                                                                     ----------

COMMERCIAL PAPER (D) -- 9.1
  Citigroup
    5.434%, 09/12/06                                    4,005             3,998
  General Electric Capital
    5.382%, 09/20/06                                    1,045             1,035
    5.285%, 10/12/06                                    3,115             3,096
  National  Rural
    5.250%, 09/27/06                                      870               867
  Park Avenue Receivables Funding
    5.277%, 10/04/06                                    2,945             2,931

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                              ($ Thousands)/Shares      ($ Thousands)
--------------------------------------------------------------------------------
  Preferred Receivables Fund
    5.260%, 09/27/06                               $    3,465        $    3,452
  Yorktown
    5.300%, 09/05/06                                      500               500
                                                                     ----------
Total Commercial Paper
 (Cost $15,879) ($ Thousands)                                            15,879
                                                                     ----------

U.S. TREASURY OBLIGATIONS -- 4.3%
  U.S. Treasury Bills (C) (D)
    4.962%, 10/19/06                                    3,425             3,403
  U.S. Treasury Bond Forward
    Commitments
    6.250%, 08/15/23                                    3,550             4,071
                                                                     ----------
Total U.S. Treasury Obligations
 (Cost $7,380) ($ Thousands)                                              7,474
                                                                     ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 3.3%
  FHLMC CMO,
    Ser 2006-4, Cl WE
    4.500%, 02/25/36                                    3,050             2,720
  FHLMC CMO,
    Ser 2748, Cl ZT
    5.500%, 02/15/24                                       83                79
  FNMA CMO,
    Ser 2001-13, Cl SA (B)
    6.061%, 11/25/17                                      112               112
  FNMA CMO,
    Ser 2001-48,  Cl PD
    6.500%, 06/25/20                                      424               424
  FNMA CMO,
    Ser 2003-122, Cl ZQ
    6.000%, 12/25/33                                      110               109
  FNMA CMO,
    Ser 2003-33, Cl PC
    4.500%, 03/25/27                                      252               251
  FNMA CMO,
    Ser 2004-12, Cl ZX
    6.000%, 03/25/34                                      118               117
  FNMA CMO,
    Ser 2004-31, Cl MZ
    4.250%, 05/25/34                                      110                80
  FNMA CMO,
    Ser 2004-80, Cl XZ
    5.000%, 11/25/34                                      217               170
  GNMA CMO,
    Ser 2003-112, Cl SG (B)
    1.155%, 12/16/33                                      203               135
  GNMA,
    Ser 2003-86, Cl ZK
    5.000%, 10/20/33                                    1,721             1,509
                                                                     ----------
Total U.S. Government Agency Obligations
 (Cost $5,593) ($ Thousands)                                              5,706
                                                                     ----------

CASH EQUIVALENT -- 2.0%
  SEI Daily Income Trust, Prime
    Obligation Fund, Cl A, 5.330% *++               3,460,036             3,460
                                                                     ----------
Total Cash Equivalent
 (Cost $3,460) ($ Thousands)                                              3,460
                                                                     ----------
Total Investments -- 104.1%
 (Cost $181,227) ($ Thousands) @                                   $  181,088
                                                                     ==========


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Long Duration Bond Fund
August 31, 2006

Swaps -- A summary of outstanding Interest Rate Swap agreements held by the Fund at August 31, 2006, is as follows:

                                                                                           Unrealized
                                                                                         Appreciation
                                                   Expiration     Notional Amount       (Deprecation)
Description                                              Date       ($ Thousands)       ($ Thousands)
-----------------------------------------------------------------------------------------------------
Receive fixed rate of 4.582% and pay floating
rate based on 3 Month LIBOR. (Counterparty:
Deutsche Bank)                                       09/02/20            $ 15,710            $ (1,190)

Receive fixed rate of 4.85% and pay floating
rate based on 3 Month LIBOR. (Counterparty:
Salomon Brothers)                                    08/02/20              14,965                (739)

Receive fixed rate of 5.00% and pay floating
rate based on 3 Month LIBOR. (Counterparty:
Salomon Brothers)                                    01/04/21              54,565              (1,921)

Receive fixed rate of 5.064% and pay floating
rate based on 3 Month LIBOR. (Counterparty:
Salomon Brothers)                                    03/02/16              11,060                (176)

Receive fixed rate of 5.183% and pay floating
rate based on 3 Month LIBOR. (Counterparty:
Credit Suisse First Boston)                          11/02/20              28,025                (488)

Receive fixed rate of 5.3912% and pay floating
rate based on 3 Month LIBOR. (Counterparty:
Credit Suisse First Boston)                          04/04/16               5,980                  48

Receive fixed rate of 4.916% and pay floating
rate based on 3 Month LIBOR. (Counterparty:
Deutsche Bank)                                       04/04/20              27,035              (1,174)

Receive fixed rate of 5.286% and pay floating
rate based on 3 Month LIBOR. (Counterparty:
Barclays Capital)                                    09/05/16               3,690                  --

Receive fixed rate of 5.728% and pay floating
rate based on 3 Month LIBOR. (Counterparty:
Credit Suisse First Boston)                          07/05/16               4,400                 147
                                                                                        -------------
                                                                                             $ (5,493)
                                                                                        =============

Percentages are based on Net Assets of $173,970 ($ Thousands).

* Rate shown is the 7-day effective yield as of August 31, 2006.

+ Real Estate Investment Trust.

++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.

(A) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.

(B) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2006.

(C) Security, or portion of this security, has been pledged as collateral on open swap contracts.

(D) The rate reported on the Schedule of Investments is the effective yield at the time of purchase.

(E) Securities considered illiquid. The total value of such securities as of August 31, 2006 was $1,473 ($ Thousands) and represented 0.85% of Net Assets.

(F) The note accrues 9.65% annual coupon for any day that the 3-year swap rate exceeds the 1-year swap rate by 22 or more basis points.

(G) The note accrues 12.50% annual coupon for any day that the 5-year swap rate exceeds the 2-year swap rate by 30 or more basis points.

Cl -- Class
CMO -- Collateralized Mortgage Obligation
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only
LIBOR -- London InterBank Offering Rate
LLC -- Limited Liability Company
MTN -- Medium Term Note
NIM --Net Interest Margin
Ser -- Series

@ At August 31, 2006, the tax basis cost of the Fund's investments was $181,227 ($ Thousands), and the unrealized appreciation and depreciation were $626 ($ Thousands) and $(765) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)


Extended Duration Bond Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 45.5%

MORTGAGE RELATED SECURITIES -- 45.5%
  Amortizing Residential
    Collateral Trust,
    Ser 2002-BC4, Cl M2 (B)
    6.474%, 07/25/32                                 $       271     $       274
  Asset-Backed Funding Certificates,
    Ser 2005-MWC1, Cl A2A (B)
    5.434%, 06/25/35                                         229             229
  Asset-Backed Securities Home
    Equity Loan Trust,
    Ser 2003-HE4, Cl M2 (B)
    7.330%, 08/15/33                                       3,000           3,022
  Aviation Capital Group Trust,
    Ser 2003-2A, Cl G2 (B)
    6.125%, 09/20/33                                       1,343           1,363
  Bayview Financial Acquisition Trust,
    Ser 2005-A, Cl A1 (A) (B)
    5.900%, 02/28/40                                       2,700           2,700
  Bayview Financial Acquisition Trust,
    Ser 2005-B, Cl 1A1 (B)
    4.443%, 04/28/39                                         367             365
  Bayview Financial Revolving Mortgage,
    Ser 2005-E, Cl A1 (A) (B)
    5.900%, 12/28/40                                       3,200           3,218
  Chase Funding Mortgage Loan
    Asset-Backed,
    Ser 2000-3, Cl IA5 (B)
    7.898%, 09/25/30                                       1,533           1,530
  Citigroup Mortgage Loan Trust,
    Ser 2003-1, Cl WA2
    6.500%, 10/25/33                                         209             211
  Citigroup Mortgage Loan Trust,
    Ser 2004-2, Cl 2A1 (A)
    6.500%, 08/25/18                                         400             401
  Citigroup Mortgage Loan Trust,
    Ser 2005-HE3, Cl A2A (B)
    5.434%, 09/25/35                                         236             236
  Countrywide Alternative Loan Trust,
    Ser 2005-27, Cl 2A1 (B)
    5.782%, 08/25/35                                       1,971           1,981
  Countrywide Alternative Loan Trust,
    Ser 2005-27, Cl 3A2 (B)
    5.532%, 08/25/35                                         456             457
  Countrywide Alternative Loan Trust,
    Ser 2005-59, Cl 1A1 (B)
    5.655%, 11/20/35                                       2,729           2,738
  Countrywide Alternative Loan Trust,
    Ser 2005-59, Cl 2X, IO (B) (E)
    0.662%, 11/20/35                                       8,026             297
  Countrywide Alternative Loan Trust,
    Ser 2005-61, Cl 2A1 (B)
    5.604%, 12/25/35                                       1,239           1,240
  Countrywide Alternative Loan Trust,
    Ser 2005-72, Cl A1 (B)
    5.594%, 01/25/36                                       2,601           2,603
  Countrywide Alternative Loan Trust,
    Ser 2006-OA11, Cl N1 (A)
    6.000%, 09/25/46                                       1,731           1,723
  Countrywide Alternative Loan Trust,
    Ser 2006-OA2, Cl X1P, IO (B) (E)
    1.030%, 05/20/46                                      13,510             683

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
  Countrywide Asset-Backed Certificates,
    Ser 2003-BC1, Cl M1 (B)
    6.244%, 12/25/32                                 $     2,200     $     2,205
  Countrywide Asset-Backed Certificates,
    Ser 2004-12, Cl 2AV2 (B)
    5.604%, 09/25/33                                       1,599           1,600
  Countrywide Asset-Backed Certificates,
    Ser 2004-13, Cl AV2 (B)
    5.584%, 05/25/34                                       1,688           1,689
  Countrywide Asset-Backed Certificates,
    Ser 2005-1, Cl 3AV1 (B)
    5.414%, 07/25/35                                          68              68
  Countrywide Asset-Backed Certificates,
    Ser 2005-13, Cl AF1 (B)
    5.454%, 04/25/36                                       2,072           2,072
  Countrywide Home Equity Loan Trust,
    Ser 2005-M, Cl A2 (B)
    5.450%, 02/15/36                                       2,532           2,531
  Credit-Based Asset Servicing and Securities,
    Ser 2005-CB5, Cl AF1 (B)
    5.464%, 08/25/35                                       1,639           1,639
  DSLA Mortgage Loan Trust,
    Ser 2004-AR1, Cl A2A (B)
    5.735%, 09/19/44                                         273             274
  DSLA Mortgage Loan Trust,
    Ser AR4, Cl 2A1A (B)
    5.585%, 08/19/45                                       1,522           1,524
  Equifirst Mortgage Loan Trust,
    Ser 2004-3, Cl A1 (B)
    5.654%, 12/25/34                                       1,659           1,661
  First Franklin Mortgage Loan Asset,
    Ser 2005-FF2, Cl A2B (B)
    5.504%, 03/25/35                                       4,000           4,003
  First Franklin Mortgage Loan Asset,
    Ser 2005-FFH4, Cl N1 (A)
    5.682%, 12/25/35                                       1,154           1,150
  First Franklin Mortgage Loan,
    Ser 2004-FFB, Cl M2 (B)
    5.817%, 06/25/24                                         719             716
  Fremont Home Loan Trust,
    Ser 2004-4, Cl 2A2 (B)
    5.604%, 03/25/35                                       1,194           1,195
  GMAC Mortgage Loan Trust,
    Ser 2000-HE2, Cl A1 (B)
    5.544%, 06/25/30                                       1,482           1,484
  GSR Mortgage Loan Trust,
    Ser 2005-HEL1, Cl M2 (B)
    6.054%, 11/25/30                                       2,400           2,407
  Green Tree Home Equity Loan Trust,
    Ser 1999-D, Cl M2
    8.880%, 09/15/30                                       2,437           2,451
  Greenpoint Mortgage Funding Trust,
    Ser 2005-HE2, Cl A1 (B)
    5.530%, 04/15/30                                         725             725
  Harborview Mortgage Loan Trust,
    Ser 10, Cl 2A1A (B)
    5.635%, 11/19/35                                       1,740           1,745
  Harborview Mortgage Loan Trust,
    Ser 2004-8, Cl 2A4A (B)
    5.725%, 11/19/34                                       1,789           1,796


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)


Extended Duration Bond Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
  Harborview Mortgage Loan Trust,
    Ser 2005-01, Cl X, IO (B) (E)
    0.911%, 03/19/35                                 $     2,810     $        67
  Harborview Mortgage Loan Trust,
    Ser 2005-10, Cl X, IO (B) (E)
    0.478%, 11/19/35                                       8,198             229
  Harborview Mortgage Loan Trust,
    Ser 2005-12, Cl X2B, IO (B) (E)
    0.209%, 10/19/35                                       8,842             283
  Harborview Mortgage Loan Trust,
    Ser 2006-1, Cl X1, IO (B) (E)
    0.814%, 03/19/37                                      13,000             656
  Home Equity Asset Trust,
    Ser 2005-5, Cl 2A1 (B)
    5.434%, 11/25/35                                         991             991
  Home Equity Mortgage Trust,
    Ser 2005-1, Cl A1 (B)
    5.524%, 06/25/35                                         762             762
  Indymac Home Equity Loan
    Asset-Backed Trust,
    Ser 2002-A, Cl M1 (B)
    6.074%, 05/25/33                                       2,050           2,051
  Indymac Index Mortgage Loan,
    Ser 2005,AR18, Cl 2A1B (B)
    6.104%, 10/25/36                                         841             848
  Indymac Index Mortgage Loan Trust,
    Ser 2004-AR12, Cl A1 (B)
    5.714%, 12/25/34                                       1,047           1,050
  Indymac Index Mortgage Loan Trust,
    Ser 2004-AR12, Cl AX2, IO (B) (E)
    0.930%, 12/25/34                                       5,024             126
  Indymac Index Mortgage Loan Trust,
    Ser 2004-AR5, Cl 2A1B (B)
    5.724%, 08/25/34                                       1,504           1,508
  Indymac Index Mortgage Loan Trust,
    Ser 2004-AR6, Cl 6A1 (B)
    5.457%, 10/25/34                                         281             279
  Indymac Index Mortgage Loan Trust,
    Ser 2004-AR7, Cl A2 (B)
    5.754%, 09/25/34                                         443             445
  Indymac Index Mortgage Loan Trust,
    Ser 2004-AR8, Cl 2A2A (B)
    5.724%, 11/25/34                                         342             344
  Indymac Index Mortgage Loan Trust,
    Ser 2005-AR18, Cl 2A1A (B)
    5.634%, 10/25/36                                       3,202           3,208
  Indymac Residential Asset Backed Trust,
    Ser 2006-A, Cl A2 (B)
    5.474%, 03/25/36                                       2,350           2,351
  Irwin Home Equity,
    Ser 2003-A, Cl M2 (B)
    7.474%, 10/25/27                                         525             530
  Lehman XS Trust,
    Ser 2006-12N, Cl A1A1 (B)
    5.404%, 08/25/46                                       1,985           1,984
  Master Alternative Loans Trust,
    Ser 2003-3, Class 2A1
    8.500%, 05/25/33                                         314             318
  Master Seasoned Securities Trust,
    Ser 2005-1, Cl 4A1 (B)
    5.836%, 10/25/32                                       1,313           1,324
  Mid-State Trust,
    Ser 2004-1, Cl B
    8.900%, 08/15/37                                         426             428

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
  Morgan Stanley Capital I,
    Ser 2002-HE3, Cl M1 (B)
    6.424%, 12/27/32                                 $     3,000     $     3,025
  Novastar Home Equity Loan,
    Ser 2004-4, Cl A2B (B)
    5.664%, 03/25/35                                         939             940
  Ownit Mortgage Loan,
    Ser 2005-1, Cl A1 (B)
    5.454%, 09/25/35                                          45              45
  People's Choice Home Loan
    Securities Trust,
    Ser 2005-1, Cl 1A2 (B)
    5.594%, 10/25/31                                       1,977           1,978
  Renaissance NIM Trust,
    Ser 2005-2, Cl N (A)
    5.193%, 07/25/35                                         388             385
  Residential Asset Mortgage Products,
    Ser 2004-RS11, Cl A2 (B)
    5.594%, 12/25/33                                       2,563           2,569
  Residential Asset Securities,
    Ser 2004-KS11, Cl AI2 (B)
    5.594%, 01/25/34                                       2,027           2,031
  Residential Funding Mortgage
    Securities,
    Ser 1999-HI8, Cl AI7
    7.970%, 11/25/29                                         359             358
  Saxon Asset Securities Trust,
    Ser 2004-3, Cl A3 (B)
    5.664%, 12/26/34                                       1,744           1,747
  Saxon Asset Securities Trust,
    Ser 2005-1, Cl M1 (B)
    5.854%, 03/25/35                                       2,925           2,928
  Specialty Underwriting &
    Residential Finance,
    Ser 2004-BC3, Cl A2B (B)
    5.634%, 07/25/35                                       1,133           1,134
  Specialty Underwriting &
    Residential Finance,
    Ser AB1, Cl A1A (B)
    5.414%, 03/25/36                                         998             998
  Structured Asset Investment
    Loan Trust,
    Ser 2005-HE3, Cl A3 (B)
    5.444%, 09/25/35                                       1,524           1,524
  Superior Wholesale Inventory
    Financing Trust,
    Ser 2004-A9, Cl A (B)
    5.380%, 05/15/09                                       3,500           3,499
  Terwin Mortgage Trust,
    Ser 2005-11, Cl 1A1A (A) (B)
    4.500%, 11/25/36                                         796             791
  Terwin Mortgage Trust,
    Ser 2006-8, Cl 2A1 (A) (B)
    4.500%, 08/25/36                                       2,500           2,462
  UCFC Home Equity Loan,
    Ser 1998-D, Cl MF1
    6.905%, 04/15/30                                         389             389
  Washington Mutual,
    Ser 2000-1, Cl M2 (B)
    6.124%, 01/25/40                                         639             640
  Washington Mutual,
    Ser 2002-AR17, Cl 2A (B)
    5.131%, 11/25/42                                           2               2
  Washington Mutual,
    Ser 2003-AR6, Cl A1 (B)
    4.338%, 06/25/33                                       1,692           1,681
  Washington Mutual,
    Ser 2004-AR12, Cl A4A (B)
    5.688%, 10/25/44                                         813             814


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)


Extended Duration Bond Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
  Washington Mutual,
    Ser 2004-AR3, Cl A2
    4.243%, 06/25/34                                 $     1,181     $     1,157
  Washington Mutual,
    Ser 2005-AR1, Cl A2A2 (B)
    5.574%, 01/25/45                                       1,108           1,110
  Washington Mutual,
    Ser 2005-AR2, Cl 2A21 (B)
    5.654%, 01/25/45                                       1,432           1,436
  Washington Mutual,
    Ser 2005-AR2, Cl 2A22 (B)
    5.544%, 01/25/45                                         318             318
  Washington Mutual,
    Ser 2005-AR6, Cl 2AB1 (B)
    5.575%, 04/25/45                                         363             363
  Washington Mutual,
    Ser 2006-AR9, Cl 1XPP, IO (F)
    0.239%, 08/25/46                                     153,000           1,499
                                                                    ------------
Total Asset-Backed Securities
 (Cost $113,999) ($ Thousands)                                           113,811
                                                                    ------------

CORPORATE OBLIGATIONS -- 24.2%

CONSUMER DISCRETIONARY -- 2.2%
  Comcast (B)
    5.800%, 07/14/09                                       1,100           1,102
  DaimlerChrysler (B)
    5.486%, 03/07/07                                         855             855
  General Motors
    8.375%, 07/15/33                                         561             470
  Johnson Controls (B)
    5.737%, 01/17/08                                       1,049           1,051
  Viacom (A) (B)
    5.691%, 06/16/09                                       2,000           2,001
                                                                     -----------
                                                                           5,479
                                                                     -----------
FINANCIALS -- 16.7%
  Bank of America, Ser A (A)
    8.070%, 12/31/26                                       3,428           3,586
  BankBoston Capital Trust I,
    Ser B
    8.250%, 12/15/26                                         655             686
  Barrick Gold Finance
    5.800%, 11/15/34                                       1,263           1,175
  Countrywide Financial (B)
    5.730%, 05/05/08                                       1,200           1,203
  Countrywide Home Loans MTN,
    Ser E
    6.935%, 07/16/07                                         597             603
  Credit Suisse First Boston
    London (A) (B) (G)
    0.000%, 03/24/10                                         569             510
    0.000%, 03/24/10                                       1,419           1,273
  Deutsche Bank Capital Funding
    Trust (A) (B)
    5.628%, 01/19/49                                       2,913           2,816
  Deutsche Bank Luxembourg (A)
    6.825%, 12/28/07                                         304             308
  EOP Operating (B)
    6.108%, 10/01/10                                         430             434
  Farmers Insurance Exchange
    Capital (A)
    8.625%, 05/01/24                                         175             200
  First Chicago NBD Institutional
    Capital (A)
    7.950%, 12/01/26                                         750             781

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
  First Union Institutional
    Capital I
    8.040%, 12/01/26                                 $     1,250     $     1,305
  Ford Motor Credit
    8.466%, 11/02/07 (B)                                     750             757
    7.000%, 10/01/13                                       1,682           1,570
    6.625%, 06/16/08                                         500             492
  General Motors Acceptance (B)
    7.431%, 12/01/14                                         982             970
  Goldman Sachs Group
    5.350%, 01/15/16                                       3,000           2,932
  HSBC Capital Trust II (A)
    8.380%, 05/15/27                                          41              43
  Keycorp Institutional Capital, Cl B
    8.250%, 12/15/26                                       2,000           2,092
  Lehman Brothers Holdings MTN (B)
    5.718%, 07/18/11                                         990             991
  Lehman Brothers Holdings MTN,
    Ser H (B) (H)
    0.000%, 11/30/10                                         861             816
  Meridian Funding (A) (B)
    5.686%, 10/06/08                                         233             233
  Nationwide Mutual Insurance (A)
    6.600%, 04/15/34                                         522             512
  Pemex Finance
    8.020%, 05/15/07                                         432             436
  Popular North America (B)
    5.650%, 12/12/07                                       1,200           1,203
  Power Receivables Financial (A)
    6.290%, 01/01/12                                         313             315
  Providian Capital I (A)
    9.525%, 02/01/27                                       2,210           2,340
  Residential Capital (B)
    6.875%, 06/29/07                                       1,100           1,106
  Rosyln Bancorp
    5.750%, 11/15/07                                       1,400           1,392
  Simon Property Group +
    5.750%, 05/01/12                                       1,130           1,140
  Spieker Properties
    7.650%, 12/15/10                                         660             715
  State Street Institutional Capital,
    Cl B (B)
    8.035%, 03/15/27                                       1,824           1,915
  Swiss Capital (A)
    6.854%, 05/29/49                                       1,700           1,736
  Woodbourne Pass-Through Trust (A) (B)
    6.445%, 04/08/49                                         700             703
  Zurich Capital Trust I (A)
    8.376%, 06/01/37                                       2,430           2,567
                                                                     -----------
                                                                          41,856
                                                                     -----------
INDUSTRIALS -- 1.7%
  America West Airlines,
    Ser 01-1
    7.100%, 04/02/21                                         179             185
  American Airlines,
    Ser AMBC
    3.857%, 07/09/10                                       2,407           2,281
  Cedar Brakes II LLC (A)
    9.875%, 09/01/13                                       1,071           1,199
  Continental Airlines,
    Ser 2000-2
    7.707%, 04/02/21                                         168             180
  Continental Airlines,
    Ser 2002-1,
    Cl G1 (B)
    5.855%, 08/15/11                                         371             372


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)


Extended Duration Bond Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
  Continental Airlines, Ser AMBC
    6.236%, 03/15/20                                 $       130     $       132
                                                                     -----------
                                                                           4,349
                                                                     -----------
INFORMATION TECHNOLOGY -- 0.5%
  Oracle (A) (B)
    5.730%, 01/13/09                                       1,214           1,215
                                                                     -----------
TELECOMMUNICATION SERVICES -- 0.7%
  New England Telephone &
    Telegraph
    7.650%, 06/15/07                                       1,786           1,814
                                                                     -----------
UTILITIES -- 2.4%
  Entergy Gulf States (B)
    5.631%, 12/01/09                                         560             559
  Entergy Louisiana LLC
    5.560%, 09/01/15                                         875             843
  Power Contract Financing (A)
    6.256%, 02/01/10                                       1,438           1,448
  Progress Energy Florida, Cl A (B)
    5.802%, 11/14/08                                       1,700           1,702
  Sempra Energy
    4.621%, 05/17/07                                         450             447
  Sempra Energy (B)
    5.863%, 05/21/08                                         870             871
                                                                     -----------
                                                                           5,870
                                                                     -----------
Total Corporate Obligations
 (Cost $60,944) ($ Thousands)                                             60,583
                                                                     -----------

COMMERCIAL PAPER (D) -- 12.5%
  Alcoa
    5.370%, 09/12/06                                       4,680           4,673
  GECC Capital Markets
    5.230%, 09/13/06                                       4,770           4,761
  Kitty Hawk Funding
    5.260%, 09/26/06                                       3,190           3,178
  National Rural
    5.250%, 09/27/06                                       5,905           5,883
  Park Avenue Receivables Funding
    5.323%, 09/05/06                                       1,600           1,599
    5.250%, 09/27/06                                       1,435           1,430
  Preferred Receivables Fund
    5.260%, 09/27/06                                       4,960           4,941
  Yorktown
    5.300%, 09/05/06                                       4,800           4,797
                                                                     -----------
Total Commercial Paper
 (Cost $31,262) ($ Thousands)                                             31,262
                                                                     -----------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 11.4%
  FHLMC
    6.500%, 08/01/29                                         643             647
    6.091%, 01/01/33 (B)                                   1,530           1,549
    5.160%, 09/26/06 (F)                                   2,920           2,909
    4.049%, 08/01/34 (B)                                   2,111           2,097
    3.422%, 08/01/34 (B)                                   1,604           1,580
    3.267%, 04/01/34 (B)                                   2,078           2,052
    3.146%, 04/01/34 (B)                                   2,895           2,842
    3.143%, 05/01/34 (B)                                   2,955           2,910
    3.129%, 04/01/34 (B)                                   1,698           1,667


--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                 ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
  FNMA
    7.000%, 04/01/34                                 $       485     $       498
    5.940%, 07/01/33 (B)                                     789             807
    5.754%, 01/01/33 (B)                                   1,416           1,433
    5.697%, 06/01/33 (B)                                   2,627           2,655
    5.500%, 10/01/17 to 02/01/18                             379             374
    5.127%, 11/01/33 (B)                                   2,478           2,462
    4.672%, 08/01/34 (B)                                   1,995           1,995
                                                                     -----------
Total U.S. Government Mortgage-Backed Obligations
 (Cost $28,430) ($ Thousands)                                             28,477
                                                                     -----------

U.S. TREASURY OBLIGATIONS -- 6.5%
  U.S. Treasury Bills (C) (D)
      4.962%, 10/19/06                                    10,520          10,452
  U.S. Treasury Bond Forward
    Commitments
      6.250%, 08/15/23                                     5,130           5,883
                                                                     -----------
Total U.S. Treasury Obligations
 (Cost $16,189) ($ Thousands)                                             16,335
                                                                     -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 3.1%
  FHLMC CMO, Ser 2006-4, Cl WE
      4.500%, 02/25/36                                     4,000           3,567
  FHLMC CMO, Ser 2748, Cl ZT
      5.500%, 02/15/24                                       350             334
  FNMA CMO, Ser 2001-13,
        Cl SA (B)
      6.061%, 11/25/17                                        97              97
  FNMA CMO, Ser 2001-48, Cl PD
      6.500%, 06/25/20                                       367             367
  FNMA CMO, Ser 2003-122, Cl ZQ
      6.000%, 12/25/33                                       476             473
  FNMA CMO, Ser 2003-33, Cl PC
      4.500%, 03/25/27                                       215             214
  FNMA CMO, Ser 2004-12, Cl ZX
      6.000%, 03/25/34                                       434             427
  FNMA CMO, Ser 2004-80, Cl XZ
      5.000%, 11/25/34                                       119              93
  GNMA CMO, Ser 2003-112, Cl SG (B)
      1.155%, 12/16/33                                       173             116
  GNMA, Ser 2003-86, Cl ZK
      5.000%, 10/20/33                                     2,352           2,062
                                                                     -----------
Total U.S. Government Agency Obligations
 (Cost $7,515) ($ Thousands)                                               7,750
                                                                     -----------

CASH EQUIVALENT -- 2.0%
  SEI Daily Income Trust, Prime
     Obligation Fund, Cl A, 5.330% *++                 5,040,548           5,041
                                                                     -----------
Total Cash Equivalent
 (Cost $5,041) ($ Thousands)                                               5,041
                                                                     -----------

Total Investments -- 105.2%
 (Cost $263,380) ($ Thousands) @                                     $   263,259
                                                                     ===========


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)


Extended Duration Bond Fund
August 31, 2006

Swaps -- A summary of outstanding Interest Rate Swap agreements held by the Fund at August 31, 2006, is as follows:

                                                                                                       Unrealized
                                                                                                      Appreciation
                                                                       Expiration   Notional Amount   (Deprecation)
Description                                                               Date       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------------------------------------------
Receive fixed rate of 4.65% and pay floating rate based on 3 Month      09/02/25       $   21,350     $      (1,893)
LIBOR. (Counterparty: Credit Suisse First Boston)

Receive fixed rate of 4.8825% and pay floating rate based on 3 Month
LIBOR. (Counterparty: Barclays Capital)                                 09/19/25           20,000            (1,225)

Receive fixed rate of 4.986% and pay floating rate based on 3 Month
LIBOR. (Counterparty: Deutsche Bank)                                    10/04/25           17,630              (867)

Receive fixed rate of 5.0475% and pay floating rate based on 3 Month
LIBOR. (Counterparty: Salomon Brothers)                                 01/04/26           59,690            (2,532)

Receive fixed rate of 5.064% and pay floating rate based on 3 Month
LIBOR. (Counterparty: Credit Suisse First Boston)                       03/02/16           35,640              (567)

Receive fixed rate of 5.1425% and pay floating rate based on 3 Month
LIBOR. (Counterparty: Deutsche Bank)                                    01/07/25           21,660              (639)

Receive fixed rate of 5.144% and pay floating rate based on 3 Month
LIBOR. (Counterparty: Salomon Brothers)                                 02/02/26           28,000              (870)

Receive fixed rate of 5.216% and pay floating rate based on 3 Month
LIBOR. (Counterparty: Barclays Capital)                                 04/04/25           49,000            (1,038)

Receive fixed rate of 5.216% and pay floating rate based on 3 Month
LIBOR. (Counterparty: Credit Suisse First Boston)                       04/04/25           50,000            (1,059)

Receive fixed rate of 5.216% and pay floating rate based on 3 Month
LIBOR. (Counterparty: Deutsche Bank)                                    04/04/25           43,000              (911)

Receive fixed rate of 5.212% and pay floating rate based on 3 Month
LIBOR. (Counterparty: Barclays Capital)                                 06/02/25           11,830              (258)

Receive fixed rate of 5.244% and pay floating rate based on 3 Month
LIBOR. (Counterparty: Barclays Capital)                                 11/03/25           51,820              (971)

Receive fixed rate of 5.243% and pay floating rate based on 3 Month
LIBOR. (Counterparty: Salomon Brothers)                                 11/03/25           51,820              (977)

Receive fixed rate of 5.399% and pay floating rate based on 3 Month
LIBOR. (Counterparty: Barclays Capital)                                 09/05/26           22,460                (7)

Receive fixed rate of 5.652% and pay floating rate based on 3 Month
LIBOR. (Counterparty: Salomon Brothers)                                 08/02/26           14,135               426

Receive fixed rate of 5.807% and pay floating rate based on 3 Month
LIBOR. (Counterparty: Credit Suisse First Boston)                       07/05/26            6,065               297
                                                                                                      -------------
                                                                                                      $     (13,091)
                                                                                                      =============


Percentages are based on Net Assets of $250,238 ($ Thousands).

* Rate shown is the 7-day effective yield as of August 31, 2006.

+ Real Estate Investment Trust.

++ Pursuant to an exemptive order issued by the Securities and

Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.

(A) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.

(B) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2006.

(C) Security, or portion of this security, has been pledged as collateral on open swap contracts.

(D) The rate reported is the effective yield at time of purchase.

(E) Security considered illiquid. The total value of such securities as of August 31, 2006 was $2,341 ($ Thousands) and represented 0.94% of Net Assets.

(F) Zero Coupon Bond -- The rate reported on the Schedule of
Investments is the effective yield at time of purchase.

(G) The note accrues 9.65% annual coupon for any day that the 3-year swap rate exceeds the 1-year swap rate by 22 or more basis points.

(H) The note accrues 12.50% annual coupon for any day that the 5-year swap rate exceeds the 2-year swap rate by 30 or more basis points.

Cl -- Class
CMO -- Collateralized Mortgage Obligation
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only
LIBOR -- London InterBank Offering Rate
LLC -- Limited Liability Company
MTN -- Medium Term Note
NIM -- Net Interest Margin
Ser -- Series

@ At August 31, 2006, the tax basis cost of the Fund's investments was $263,380 ($ Thousands), and the unrealized appreciation and depreciation were $896 ($ Thousands) and $(1,017) ($ Thousands), respectively.


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)


Extended Duration Bond Fund
August 31, 2006


For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

High Yield Bond Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS  -- 92.8%

CONSUMER DISCRETIONARY -- 23.8%
  155 E Tropicana LLC
    8.750%, 04/01/12                               $    1,164        $      949
  AMC Entertainment
    8.000%, 03/01/14                                      675               631
  AMF Bowling Worldwide
    10.000%, 03/01/10                                     800               820
  Acco Brands
    7.625%, 08/15/15                                    1,570             1,488
  Adelphia Communications (C)
    10.250%, 11/01/06                                     525               307
  Adelphia Communications (C) (F)
    7.875%, 05/01/09                                    1,250               731
  Adelphia Communications,
    Ser B (C)
    7.750%, 01/15/09                                      450               268
  Adelphia Communications,
    Ser B (C) (F)
    8.375%, 02/01/08                                      750               446
  Adesa
    7.625%, 06/15/12                                      475               468
  Alderwoods Group
    7.750%, 09/15/12                                      275               292
  American Greetings
    7.375%, 06/01/16                                       50                50
  American Tower
    7.500%, 05/01/12                                      100               102
    7.125%, 10/15/12                                    1,676             1,697
  Ames True Temper (D)
    9.507%, 01/15/12                                      900               893
  Amscan Holdings
    8.750%, 05/01/14                                      950               850
  Arvinmeritor
    8.750%, 03/01/12                                      610               595
  Asbury Automotive
    9.000%, 06/15/12                                    3,261             3,302
  Ashtead Capital
    9.000%, 08/15/16                                    1,269             1,294
  Autonation (A) (D)
    7.676%, 04/15/13                                      680               683
  Avis
    7.750%, 05/15/16                                      625               591
    7.625%, 05/15/14                                      100                95
  Avis (A) (D) (F)
    7.905%, 05/15/14                                    1,065             1,041
  Aztar (F)
    7.875%, 06/15/14                                    2,117             2,286
  Boyd Gaming
    7.750%, 12/15/12                                      300               301
    7.125%, 02/01/16                                    1,000               951
  Broder Brothers, Ser B
    11.250%, 10/15/10                                   1,200             1,131
  Brookstone
    12.000%, 10/15/12                                     525               478
  Brown Shoe
    8.750%, 05/01/12                                    1,050             1,081
  Burlington (A) (F)
    11.125%, 04/15/14                                   1,075             1,017
  CBD Media Holdings
    8.625%, 06/01/11                                      250               245
  CBD Media Holdings (F)
    9.250%, 07/15/12                                      525               515

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  CCH I Holdings LLC (B)
    13.500%, 01/15/14                              $      850        $      627
  CCH I Holdings LLC (F)
    10.000%, 05/15/14                                     325               212
  CCH I LLC
    11.000%, 10/01/15                                   2,200             1,952
  CCH II LLC
    10.250%, 09/15/10                                   3,366             3,408
  CCH II LLC, Ser B (F)
    10.250%, 09/15/10                                     525               530
  CCM Merger (A) (F)
    8.000%, 08/01/13                                    2,100             2,011
  CCO Holdings LLC
    8.750%, 11/15/13                                    2,115             2,115
  CCO Holdings LLC (D)
    9.454%, 12/15/10                                    1,736             1,779
  CSC Holdings
    7.875%, 12/15/07                                      175               178
    7.250%, 07/15/08                                      225               228
  CSC Holdings, Ser B
    8.125%, 08/15/09                                      275               284
  Cablevision Systems, Ser B
    8.000%, 04/15/12                                    1,495             1,502
  Cablevision Systems, Ser B (D)
    9.620%, 04/01/09                                    1,125             1,200
  Caesars Entertainment
    8.875%, 09/15/08                                      175               184
    8.125%, 05/15/11                                      300               316
    7.875%, 03/15/10                                      600               625
  Canwest Media
    8.000%, 09/15/12                                      950               919
  Carrols
    9.000%, 01/15/13                                      575               564
  Charter Communications
    Holdings (A)
    8.375%, 04/30/14                                      677               684
  Cinemark (B)
    9.340%, 03/15/14                                      650               507
  Collins & Aikman Floorcovering,
    Ser B (F)
    9.750%, 02/15/10                                      375               368
  Cooper Standard Auto
    8.375%, 12/15/14                                      950               720
  Cornell
    10.750%, 07/01/12                                     475               505
  Corrections of America
    6.750%, 01/31/14                                      835               825
    6.250%, 03/15/13                                    2,773             2,679
  Couche-Tard US
    7.500%, 12/15/13                                      125               126
  Del Laboratories
    8.000%, 02/01/12                                    1,200             1,020
  Del Laboratories (D)
    10.489%, 11/01/11                                     300               309
  Denny's (F)
    10.000%, 10/01/12                                     625               630
  Dex Media
    8.000%, 11/15/13                                      550               547
  Dex Media (B)
    8.170%, 11/15/13                                    1,750             1,456
  Dex Media East LLC
    9.875%, 11/15/09                                      871               919
  Dex Media West/Finance, Ser B
    9.875%, 08/15/13                                    1,950             2,094


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

High Yield Bond Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  Directv Holdings
    6.375%, 06/15/15                               $    2,390        $    2,235
  Dura Operating, Ser D
    9.000%, 05/01/09                                      325                50
  Echostar DBS
    6.625%, 10/01/14                                      650               625
    6.375%, 10/01/11                                      300               292
  Echostar DBS (A)
    7.125%, 02/01/16                                    1,610             1,568
  El Dorado Casino Shreveport PIK (F)
    10.000%, 08/01/12                                   1,050               955
  Elizabeth Arden
    7.750%, 01/15/14                                      925               890
  Eye Care Centers of America
    10.750%, 02/15/15                                     300               322
  Federal-Mogul (C)
    7.750%, 07/01/06                                      525               289
    7.375%, 01/15/06                                      200               110
  Federal-Mogul MTN Ser A (C)
    8.370%, 11/15/01                                      300               168
  Festival Fun Park
    10.875%, 04/15/14                                   2,044             2,008
  Ford Motor
    9.215%, 09/15/21                                      325               284
    8.900%, 01/15/32                                      450               404
    8.875%, 01/15/22                                       50                43
  Ford Motor (F)
    9.500%, 09/15/11                                      725               692
    7.450%, 07/16/31                                      600               471
  French Lick Resorts (A)
    10.750%, 04/15/14                                   3,502             3,222
  Gamestop (D)
    9.383%, 10/01/11                                    1,164             1,209
  Gamestop (F)
    8.000%, 10/01/12                                      812               829
  General Motors
    8.250%, 07/15/23                                      602               500
  General Motors (F)
    8.375%, 07/15/33                                    1,139               954
    7.700%, 04/15/16                                      851               723
  Goodyear Tire & Rubber (F)
    9.000%, 07/01/15                                      100               100
    7.857%, 08/15/11                                    1,225             1,182
  Gregg Appliances
    9.000%, 02/01/13                                    2,363             2,133
  Group 1 Automotive
    8.250%, 08/15/13                                      475               480
  Harry & David Operations
    9.000%, 03/01/13                                    1,628             1,490
  Herbst Gaming (F)
    8.125%, 06/01/12                                    2,714             2,755
  Hertz (A)
    8.875%, 01/01/14                                    2,087             2,165
  Hertz (A) (F)
    10.500%, 01/01/16                                   1,529             1,647
  Houghton Mifflin
    9.875%, 02/01/13                                      650               673
  Hydrochem Industrial (A)
    9.250%, 02/15/13                                      875               862
  Inn of the Mountain Gods
    12.000%, 11/15/10                                     225               227
  Insight Communications (B)
    12.250%, 02/15/11                                     400               425
  Intrawest
    7.500%, 10/15/13                                    2,483             2,632

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  Isle of Capri Casinos
    9.000%, 03/15/12                               $      575        $      602
    7.000%, 03/01/14                                      625               594
  Jacuzzi Brands
    9.625%, 07/01/10                                    1,050             1,113
  Jean Coutu Group (F)
    7.625%, 08/01/12                                      475               499
  Jo-Ann Stores (F)
    7.500%, 03/01/12                                      300               263
  Kabel Deutschland (A)
    10.625%, 07/01/14                                   2,170             2,322
  LBI Media (B)
    9.810%, 10/15/13                                      625               523
  Lamar Media
    7.250%, 01/01/13                                      325               323
    6.625%, 08/15/15                                      550               516
  Lazydays RV Center
    11.750%, 05/15/12                                   1,750             1,645
  Leslie's Poolmart
    7.750%, 02/01/13                                      150               148
  Levi Strauss
    12.250%, 12/15/12                                   1,620             1,814
    8.875%, 04/01/16                                      312               308
  Levi Strauss (D)
    10.258%, 04/01/12                                   1,225             1,265
  Lin Television
    6.500%, 05/15/13                                      150               138
  Lin Televison, Ser B
    6.500%, 05/15/13                                    1,150             1,061
  Little Traverse Bay Bands of Odawa
    Indians Casino and Hotel (A)
    10.250%, 02/15/14                                      75                75
  Lodgenet Entertainment
    9.500%, 06/15/13                                      650               697
  MGM Mirage
    5.875%, 02/27/14                                    2,220             2,026
  MGM Mrage (A)
    6.750%, 04/01/13                                    1,570             1,515
  Majestic Star II (F)
    9.750%, 01/15/11                                    1,575             1,540
  Mediacom LLC (F)
    9.500%, 01/15/13                                    2,470             2,538
  Metaldyne (F)
    11.000%, 06/15/12                                     697               641
    10.000%, 11/01/13                                   1,348             1,348
  Mohegan Tribal Gaming
    7.125%, 08/15/14                                      100                98
    6.875%, 02/15/15                                    1,300             1,241
    6.125%, 02/15/13                                      350               334
  NationsRent
    9.500%, 10/15/10                                    2,960             3,216
  Neiman Marcus Group
    9.000%, 10/15/15                                      450               478
  Neiman Marcus Group (F)
    10.375%, 10/15/15                                   1,847             1,976
  Nexstar Holdings LLC (B)
    10.750%, 04/01/13                                   1,255             1,035
  Nordic Telephone (A)
    8.875%, 05/01/16                                    2,360             2,454
  O'Charley's
    9.000%, 11/01/13                                      303               309
  Pantry
    7.750%, 02/15/14                                      625               616
  Penhall International (F)
    12.000%, 08/01/14                                     970               989


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

High Yield Bond Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  Penn National Gaming
    6.750%, 03/01/15                               $    1,440        $    1,386
  Perry Ellis International, Ser B
    8.875%, 09/15/13                                    1,689             1,638
  Petro Stopping Centers
    9.000%, 02/15/12                                      225               226
  Phillips Van-Heusen
    8.125%, 05/01/13                                      375               385
    7.250%, 02/15/11                                       75                75
  Pinnacle Entertainment
    8.250%, 03/15/12                                    3,503             3,521
  Pokagon Gaming Authority
    10.375%, 06/15/14                                     525               555
  Polypore International (B)
    13.240%, 10/01/12                                     225               160
  Primedia
    8.875%, 05/15/11                                      400               388
    8.000%, 05/15/13                                      825               736
  Quebecor Media
    7.750%, 03/15/16                                    1,025             1,015
  Quicksilver
    6.875%, 04/15/15                                      275               256
  Qwest
    7.875%, 09/01/11                                      600               626
  RH Donnelley
    10.875%, 12/15/12                                     415               454
    8.875%, 01/15/16                                      925               911
    6.875%, 01/15/13                                    4,275             3,836
  RJ Tower (C) (F)
    12.000%, 06/01/13                                   1,325               510
  Riddell Bell Holdings
    8.375%, 10/01/12                                    2,040             1,994
  SGS International
    12.000%, 12/15/13                                   1,650             1,659
  Sealy Mattress
    8.250%, 06/15/14                                    1,075             1,086
  Seneca Gaming,
    7.250%, 05/01/12                                      175               172
  Service
    7.700%, 04/15/09                                      745               762
    6.750%, 04/01/16                                    2,145             2,038
    6.500%, 03/15/08                                    2,033             2,033
  Service (A)
    7.500%, 06/15/17                                      700               670
  Simmons (B)
    10.000%, 12/15/14                                   1,595             1,113
  Sinclair Broadcast Group (A) (B)
    4.875%, 07/15/18                                      400               359
  Sonic Automotive, Ser B
    8.625%, 08/15/13                                    2,132             2,116
  Spectrum Brands
    8.500%, 10/01/13                                    1,750             1,455
  Stanadyne
    10.000%, 08/15/14                                   1,050             1,032
  Stanadyne (B)
    15.530%, 02/15/15                                   1,500               900
  Stanley-Martin
    9.750%, 08/15/15                                    1,415             1,104
  Starwood Hotel & Resorts
    7.875%, 05/01/12                                      280               303
    7.375%, 05/01/07                                      675               681
    7.375%, 11/15/15                                      603               642
  Station Casinos
    7.750%, 08/15/16                                      400               413
    6.875%, 03/01/16                                    2,125             1,968
    6.625%, 03/15/18                                    2,625             2,343

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  Steinway Musical Instruments (A)
    7.000%, 03/01/14                               $    3,155        $    3,045
  Stewart Enterprises
    6.250%, 02/15/13                                    1,235             1,093
  Sun Media
    7.625%, 02/15/13                                      580               589
  Superior Essex Communications Group
    9.000%, 04/15/12                                      600               609
  TDS Investor
    9.875%, 09/01/14                                    1,516             1,482
  TDS Investor (F)
    11.875%, 09/01/16                                   2,910             2,837
  TDS Investor (D)
    10.023%, 09/01/14                                   1,444             1,408
  Tenneco Automotive (F)
    8.625%, 11/15/14                                    4,244             4,233
  Town Sports International (B)
    9.410%, 02/01/14                                    1,704             1,380
  Turning Stone Casino
    Entertainment (A)
    9.125%, 12/15/10                                    2,159             2,170
  US LEC (D)
    13.620%, 10/01/09                                     800               845
  United Components
    9.375%, 06/15/13                                      630               614
  United Rentals North America
    7.000%, 02/15/14                                      650               596
    6.500%, 02/15/12                                    1,660             1,573
  United Rentals North America (F)
    7.750%, 11/15/13                                    2,387             2,286
  Universal City Florida
    8.375%, 05/01/10                                      175               176
  Universal City Florida (D)
    10.239%, 05/01/10                                   4,573             4,676
  VICORP Restaurants
    10.500%, 04/15/11                                     575               512
  Vail Resorts
    6.750%, 02/15/14                                      915               886
  Vertis
    9.750%, 04/01/09                                      660               668
  Videotron
    6.875%, 01/15/14                                    2,435             2,389
  Visant Holding (B)
    9.980%, 12/01/13                                    4,784             3,863
  Visteon (F)
    8.250%, 08/01/10                                      500               490
    7.000%, 03/10/14                                      925               821
  WMG Holdings (B)
    8.740%, 12/15/14                                    2,085             1,501
  Williams Scotsman
    8.500%, 10/01/15                                      532               540
  Wynn Las Vegas LLC
    6.625%, 12/01/14                                    2,614             2,496
  Xerox
    6.750%, 02/01/17                                      580               581
                                                                     ----------
                                                                        215,375
                                                                     ----------

CONSUMER STAPLES -- 2.3%
  B & G Foods Holding
    8.000%, 10/01/11                                      500               507
  Constellation Brands
    7.250%, 09/01/16                                    1,665             1,673
  Dean Foods
    7.000%, 06/01/16                                    1,625             1,609


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

High Yield Bond Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  Del Monte
    6.750%, 02/15/15                               $      632        $      600
  Dole Foods (F)
    8.875%, 03/15/11                                      800               780
  Fleming (C)
    10.125%, 04/01/08                                   1,050               157
    9.250%, 06/15/10                                      200                30
  General Nutrition Center
    8.500%, 12/01/10                                      625               597
  Jean Countu Group
    8.500%, 08/01/14                                       50                48
  Le-Natures (A)
    10.000%, 06/15/13                                   2,379             2,486
  NBTY
    7.125%, 10/01/15                                    2,462             2,339
  Natural Beef Pack
    10.500%, 08/01/11                                   1,213             1,265
  Playtex Products
    9.375%, 06/01/11                                    1,060             1,108
  Reynolds American
    6.500%, 06/01/07                                    1,650             1,654
  Rite Aid
    12.500%, 09/15/06                                     150               150
    7.125%, 01/15/07                                      600               601
  Rite Aid (F)
    9.250%, 06/01/13                                      375               366
    7.700%, 02/15/27                                      150               120
    6.875%, 08/15/13                                      100                84
    6.875%, 12/15/28                                      350               256
  Stater Brothers Holdings
    8.125%, 06/15/12                                      544               543
  Stater Brothers Holdings (D)
    8.829%, 06/15/10                                    1,859             1,882
  UNIFI (A)
    11.500%, 05/15/14                                     150               143
  Visant Holding (A) (F)
    8.750%, 12/01/13                                    1,475             1,445
                                                                     ----------
                                                                         20,443
                                                                     ----------

ENERGY -- 8.7%
  Allis-Chalmers Energy (A)
    9.000%, 01/15/14                                    3,813             3,880
  Atlas Pipeline Partners (F)
    8.125%, 12/15/15                                    1,045             1,066
  Baytex Energy
    9.625%, 07/15/10                                      525               550
  Brigham Exploration (A)
    9.625%, 05/01/14                                      250               248
  Capano Energy
    8.125%, 03/01/16                                    1,102             1,116
  Chaparral Energy
    8.500%, 12/01/15                                    2,501             2,520
  Chesapeake Energy
    7.750%, 01/15/15                                    2,591             2,643
    7.500%, 06/15/14                                      494               498
    7.000%, 08/15/14                                      851               842
    6.875%, 01/15/16                                    4,623             4,484
    6.500%, 08/15/17                                    3,525             3,269
    6.375%, 06/15/15                                       50                48
  Clayton William Energy
    7.750%, 08/01/13                                    1,689             1,579
  Colorado Interstate Gas
    5.950%, 03/15/15                                      250               235
  Compton Pet Finance
    7.625%, 12/01/13                                      475               463

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  Comstock Resources
    6.875%, 03/01/12                               $       50        $       48
  Denbury Resources
    7.500%, 04/01/13                                    1,250             1,263
  Denbury Resources (F)
    7.500%, 12/15/15                                    1,075             1,086
  El Paso
    7.625%, 08/16/07                                      380               385
    6.750%, 05/15/09                                      300               300
  El Paso (A)
    9.625%, 05/15/12                                    1,894             2,083
    7.625%, 09/01/08                                      341               348
    7.420%, 02/15/37                                      750               709
  El Paso (F)
    7.000%, 05/15/11                                      575               576
  El Paso MTN
    7.800%, 08/01/31                                      150               150
  El Paso MTN (F)
    8.050%, 10/15/30                                      475               487
    7.375%, 12/15/12                                      450               454
  El Paso Natural Gas
    8.375%, 06/15/32                                      300               336
  El Paso Performance-Link
    7.750%, 07/15/11                                      450               458
  El Paso Production Holdings
    7.750%, 06/01/13                                    2,265             2,299
  Encore Acquisition
    7.250%, 12/01/17                                      375               367
    6.000%, 07/15/15                                      275               255
  Energy Partners
    8.750%, 08/01/10                                      601               622
  Forest Oil
    8.000%, 12/15/11                                    1,025             1,058
  Giant Industries
    8.000%, 05/15/14                                      850               922
  Grant Prideco, Ser B
    6.125%, 08/15/15                                      300               285
  Hanover Compress
    7.500%, 04/15/13                                      600               599
  Hanover Compressor
    9.000%, 06/01/14                                    1,010             1,071
  Hanover Equipment Trust,
    Ser 2001 B
    8.750%, 09/01/11                                    3,675             3,822
  Hilcrop Energy
    9.000%, 06/01/16                                      675               700
  Hilcorp Energy (A)
    10.500%, 09/01/10                                   4,405             4,779
  Holly Energy Partners LP
    6.250%, 03/01/15                                      600               554
  Mariner Energy (A)
    7.500%, 04/15/13                                    1,000               973
  Markwest Energy
    8.500%, 07/15/16                                      975               987
  Markwest Energy, Ser B
    6.875%, 11/01/14                                    1,400             1,312
  Massey Energy
    6.875%, 12/15/13                                      413               383
  Massey Energy (F)
    6.625%, 11/15/10                                    2,312             2,277
  Newfield Exploration
    6.625%, 04/15/16                                      635               618
  Pacific Energy
    6.250%, 09/15/15                                      100                98
  Parker Drilling
    9.625%, 10/01/13                                      639               697


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

High Yield Bond Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  Parker Drilling (D) (F)
    9.981%, 09/01/10                               $    4,542        $    4,627
  Petrohawk Energy
    9.125%, 07/15/13                                      675               687
  Pogo Producing
    6.875%, 10/01/17                                      675               643
    6.625%, 03/15/15                                      560               533
  Pogo Producing (F)
    7.875%, 05/01/13                                      700               714
  Pogo Producing, Ser B
    8.250%, 04/15/11                                    1,072             1,104
  Pride International
    7.375%, 07/15/14                                    1,391             1,415
  Quicksilver Resources (F)
    7.125%, 04/01/16                                    1,400             1,337
  Range Resources
    7.500%, 05/15/16                                      625               630
    6.375%, 03/15/15                                      350               334
  SESI (A)
    6.875%, 06/01/14                                      950               931
  Sierra Pacific Resources
    8.625%, 03/15/14                                      450               484
  Stone Energy
    8.250%, 12/15/11                                    1,300             1,306
  Tesoro (A)
    6.625%, 11/01/15                                      450               434
  Transcontinental Gas Pipe (A)
    6.400%, 04/15/16                                      150               146
  United Refining
    10.500%, 08/15/12                                   3,587             3,793
  Veneco
    8.750%, 12/15/11                                      650               634
  Whiting Petroleum
    7.000%, 02/01/14                                      495               488
  Williams
    8.750%, 03/15/32                                      175               189
    8.125%, 03/15/12                                      505               533
    7.750%, 06/15/31                                      125               122
    7.625%, 07/15/19                                      685               695
  Williams Partners
    7.500%, 06/15/11                                      240               241
  Williams, Ser A
    7.500%, 01/15/31                                      425               409
                                                                     ----------
                                                                         79,231
                                                                     ----------

FINANCIALS -- 17.2%
  AAC Group Holding (B)
    3.552%, 10/01/12                                      430               345
  AAC Group Holding PIK (F)
    12.750%, 10/01/12                                     250               254
  Alamosa Delaware
    11.000%, 07/31/10                                      60                66
    8.500%, 01/31/12                                    2,790             2,957
  Allstate Life Global Funding II
    MTN (A) (D) (G)
    5.350%, 09/15/06                                      731               731
  American Cellular (D) (I)
    7.580%, 08/08/13                                      250               249
  American General
    Finance (A) (D) (G)
    5.360%, 09/15/06                                    2,303             2,303
  Amkor Technology (D) (I)
    9.694%, 10/27/10                                    2,500             2,578
  Aquila (D) (I)
    11.080%, 09/19/09                                   1,000             1,015

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  Arch Western Finance
    6.750%, 07/01/13                               $    3,108        $    2,999
  Bear Stearns,
    Ser EXL (D) (G)
    5.370%, 09/15/06                                    2,828             2,828
  Beazer Homes USA
    6.875%, 07/15/15                                      565               503
  CB Richard Ellis Service
    9.750%, 05/15/10                                      325               347
  CCFC (D) (I)
    11.402%, 08/26/09                                   2,231             2,350
  Cardtronics (A)
    9.250%, 08/15/13                                      150               152
  Cebridge (D) (I)
    11.150%, 05/05/14                                   3,535             3,370
  Century Cable Bank,
    Ser B (D) (I)
    0.000%, 06/30/09                                      525               507
  Choctaw Resort Development
    Entity (A)
    7.250%, 11/15/19                                    1,025             1,004
  Cooper Standard (D) (I)
    7.500%, 12/01/11                                    2,736             2,743
  Countrywide Financial Services
    MTN (D) (G)
    5.560%, 09/27/06                                      953               953
  Countrywide Financial Services
    MTN, Ser A (D) (G)
    5.548%, 11/03/06                                    1,668             1,668
    5.380%, 09/13/06                                    2,939             2,939
  Crystal US Holdings,
    Ser B (B)
    8.730%, 10/01/14                                      600               479
  Dekabank (A) (D) (G)
    5.490%, 10/19/06                                    2,939             2,939
  Delphi Term Loan (D) (I)
    13.750%, 06/14/11                                   2,475             2,559
  Dow Jones CDX HY, Ser 6-T1
    8.625%, 06/29/11                                    5,000             4,994
  FTI Consulting
    7.625%, 06/15/13                                      350               353
  Ford Motor Credit
    9.750%, 09/15/10                                    1,326             1,373
    7.375%, 10/28/09                                    2,765             2,713
    7.375%, 02/01/11                                      650               626
    7.250%, 10/25/11                                    1,900             1,816
    7.000%, 10/01/13                                    3,004             2,804
    6.625%, 06/16/08                                    1,150             1,131
  Ford Motor Credit (D)
    9.957%, 04/15/12                                    3,065             3,240
    7.077%, 01/15/10                                      680               642
  Frontier Vision (D) (I)
    0.000%, 06/30/09                                    1,175             1,159
  General Motors Acceptance
    7.000%, 02/01/12                                      100                98
    6.875%, 08/28/12                                    4,110             4,012
    6.125%, 08/28/07                                      175               174
  General Motors Acceptance (D)
    7.431%, 12/01/14                                      622               614
  General Motors Acceptance (F)
    8.000%, 11/01/31                                    5,089             5,143
    6.750%, 12/01/14                                    1,710             1,639
    6.125%, 09/15/06                                      175               175
  Georgia Pacific (D) (I)
    8.300%, 12/23/12                                    1,500             1,512
    8.086%, 02/14/14                                      325               328
    7.485%, 02/14/13                                      424               424
  Host Marriot +
    7.125%, 11/01/13                                      275               278


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

High Yield Bond Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  Host Marriot, Ser M +
    7.000%, 08/15/12                               $      250        $      252
  Host Marriott, Ser O +
    6.375%, 03/15/15                                      575               552
  Host Marriott, Ser Q +
    6.750%, 06/01/16                                    2,700             2,619
  Innophos Investments PIK
    13.405%, 02/15/15                                   2,226             2,304
  Ipayment (A)
    9.750%, 05/15/14                                      500               506
  Irish Life & Permanent MTN,
    Ser X (A) (D) (G)
    5.365%, 09/21/06                                    2,113             2,113
  Islandsbanki (A) (D) (G)
    5.456%, 09/07/06                                    2,383             2,383
    5.376%, 09/22/06                                    1,350             1,350
  Jackson National Life
    Funding (A) (D) (G)
    5.402%, 09/01/06                                    3,495             3,495
  K&F Acquisition
    7.750%, 11/15/14                                      550               547
  KGen Partners (D) (I)
    6.650%, 08/15/11                                    2,494             2,481
  Kaupthing Bank MTN (D) (G)
    5.385%, 09/20/06                                    3,972             3,972
  LSP General Finance (D) (I)
    8.999%, 04/13/13                                    2,500             2,525
  Landsbanki Islands (A) (D) (G)
    5.410%, 09/15/06                                    3,018             3,018
  Level 3 (D) (I)
    12.238%, 12/01/11                                   1,750             1,759
  Morgan Stanley EXL (D) (G)
    5.456%, 09/05/06                                      556               556
  Morgan Stanley EXL,
    Ser S (D) (G)
    5.410%, 09/05/06                                      794               794
  Murray (D) (I)
    14.085%, 01/31/11                                   1,990             2,070
  Murray Bank, 2nd Lien (D) (I)
    14.835%, 01/31/11                                     451               469
  Murray Bank, 3rd Lein (D) (I)
    15.750%, 07/28/11                                   2,000             2,020
  NRG Energy Strip (D) (I)
    7.330%, 02/01/13                                    1,247             1,252
  Natexis Banques (A) (D) (G)
    5.310%, 09/15/06                                    1,549             1,549
  Nationwide Building
    Society (A) (D) (G)
    5.550%, 09/28/06                                      874               874
    5.436%, 09/07/06                                    1,589             1,589
  Nielsen Finance
    10.000%, 08/01/14                                   1,975             2,022
  Nielsen Finance (B) (F)
    10.000%, 08/01/16                                   1,725               988
  Noble Group (A)
    6.625%, 03/17/15                                      975               855
  Nordbank (A) (D) (G)
    5.354%, 09/25/06                                    2,701             2,700
  Northern Rock (A) (D) (G)
    5.430%, 09/05/06                                    1,636             1,636
  Northwest Air Dip Bank (D) (I)
    7.898%, 08/21/08                                    1,500             1,500
  Omega Healthcare Investors +
    7.000%, 01/15/16                                      575               559
  Pacific Life Global
    Funding (A) (D) (G)
    5.350%, 09/13/06                                    1,191             1,191

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  Premium Asset Trust,
    Ser 2004-10 (A) (D) (G)
    5.370%, 09/15/06                               $    2,224        $    2,224
  Residential Capital (D)
    7.337%, 04/17/09                                    1,250             1,256
  Rouse + (A)
    6.750%, 05/01/13                                    2,605             2,594
  SLM EXL, Ser S (A) (D) (G)
    5.330%, 09/15/06                                    1,747             1,747
  Senior Housing +
    7.875%, 04/15/15                                      645               658
  Sigma Finance MTN (G)
    4.745%, 11/09/06                                      858               858
  Skandinav Enskilda
    Bank (A) (D) (G)
    5.320%, 09/18/06                                    1,747             1,747
  Stanfield Victoria MTN (G)
    5.445%, 06/11/07                                    1,589             1,588
  Stripes Acquisition/Susser
    Financial (A)
    10.625%, 12/15/13                                     231               243
  TFS Acquisition (D)
    12.902%, 08/01/14                                     375               375
  Trains HY, Ser 2006-1
    7.548%, 05/01/16                                    3,500             3,471
  Trustreet Properties +
    7.500%, 04/01/15                                      925               917
  UGS
    10.000%, 06/01/12                                     500               537
  United Airlines (D) (I)
    8.625%, 02/01/12                                    1,088             1,103
  United Airlines Delayed Draw
    Bank (D) (I)
    9.040%, 02/01/12                                      155               158
  United Airlines Tranche B (D) (I)
    0.000%, 02/01/12                                    3,000             3,040
  Universal City Development
    11.750%, 04/01/10                                   1,150             1,245
  Venoco (D) (I)
    10.000%, 04/26/11                                     150               151
    10.000%, 04/26/11                                   3,500             3,515
  Ventas Realty +
    8.750%, 05/01/09                                      150               160
    7.125%, 06/01/15                                      500               512
    6.625%, 10/15/14                                      375               379
  Wide Open West (D) (I)
    10.400%, 04/28/13                                     500               503
                                                                     ----------
                                                                        155,567
                                                                     ----------

HEALTH CARE -- 4.8%
  Accellent
    10.500%, 12/01/13                                   2,060             2,127
  Bio-Rad Laboratories
    7.500%, 08/15/13                                      100               102
    6.125%, 12/15/14                                      650               604
  Biovail
    7.875%, 04/01/10                                    2,553             2,547
  CRC Health (A)
    10.750%, 02/01/16                                   1,250             1,275
  Concentra Operating
    9.500%, 08/15/10                                      300               312
  Extendicare Health Services
    9.500%, 07/01/10                                    2,139             2,235
  Fisher Scientific International
    6.125%, 07/01/15                                    1,452             1,436


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

High Yield Bond Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  Fresenius Medical Capital Trust II
    7.875%, 02/01/08                               $      381        $      389
  Fresenius Medical Capital Trust IV
    7.875%, 06/15/11                                    1,215             1,239
  Genesis Healthcare
    8.000%, 10/15/13                                    1,225             1,271
  HCA
    8.750%, 09/01/10                                      455               458
    6.750%, 07/15/13                                      295               247
    6.250%, 02/15/13                                      517               428
    5.500%, 12/01/09                                      205               202
  HCA (F)
    6.500%, 02/15/16                                    4,422             3,482
  Healthcare
    6.950%, 05/01/12                                      975               853
  Healthsouth
    10.750%, 06/15/16                                   3,084             3,153
  Iasis Healthcare
    8.750%, 06/15/14                                    1,175             1,119
  Insight Health Services (D) (F)
    10.739%, 11/01/11                                     475               435
  Insight Health Services, Ser B
    9.875%, 11/01/11                                      575               266
  Kinetic Concepts
    7.375%, 05/15/13                                      275               278
  Leiner Health Products
    11.000%, 06/01/12                                     150               143
  MQ Associates (B) (F)
    25.590%, 08/15/12                                     676               277
  MedQuest, Ser B (F)
    11.875%, 08/15/12                                   1,240             1,147
  Medcath Holdings
    9.875%, 07/15/12                                       75                80
  Norcross Safety Products, Ser B
    9.875%, 08/15/11                                    1,225             1,286
  Res-Care
    7.750%, 10/15/13                                      625               623
  Select Medical
    7.625%, 02/01/15                                    2,825             2,444
  Select Medical (A) (D) (F)
    10.820%, 09/15/15                                     375               345
  Tenet Healthcare
    9.875%, 07/01/14                                      700               682
    9.250%, 02/01/15                                    2,939             2,770
  Tenet Healthcare (A)
    9.250%, 02/01/15                                      225               212
  Tenet Healthcare (F)
    6.500%, 06/01/12                                      575               496
  Triad Hospitals
    7.000%, 11/15/13                                    1,450             1,385
  US Oncology Holdings
    10.750%, 08/15/14                                   5,039             5,480
    9.000%, 08/15/12                                      125               129
  US Oncology Holdings (D)
    10.320%, 03/15/15                                   1,928             1,957
                                                                     ----------
                                                                         43,914
                                                                     ----------

INDUSTRIALS -- 11.0%
  ALH Finance
    8.500%, 01/15/13                                    2,150             2,102
  Acih (A) (B)
    10.710%, 12/15/12                                   1,225               894
  Ahern Rentals
    9.250%, 08/15/13                                      775               787

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  Ainsworth Lumber
    9.249%, 10/01/10 (D) (F)                       $    2,590        $    2,163
    7.250%, 10/01/12                                    1,796             1,320
    6.750%, 03/15/14                                    1,750             1,216
    6.750%, 03/15/14                                      370               259
  Air 2 US (A)
    8.027%, 10/01/19                                      740               745
  Alliant Techsystems
    6.750%, 04/01/16                                      350               340
  Allied Waste North America
    7.250%, 03/15/15                                      385               378
    6.125%, 02/15/14                                      400               372
  Allied Waste North America (A) (F)
    7.125%, 05/15/16                                    2,545             2,475
  Allied Waste North America, Ser B
    8.500%, 12/01/08                                    1,375             1,430
    7.375%, 04/15/14                                      385               376
    5.750%, 02/15/11                                      350               333
  American Airlines
    7.379%, 05/23/16                                      128               113
  Amsted Industries (A)
    10.250%, 10/15/11                                     900               972
  Armstrong Holdings (C) (F)
    7.450%, 05/15/29                                      925               601
  Associated Materials (B)
    12.420%, 03/01/14                                   1,225               668
  Associated Materials (F)
    9.750%, 04/15/12                                      625               612
  Baker & Taylor
    11.500%, 07/01/13                                   1,075             1,070
  Beazer Homes USA
    6.500%, 11/15/13                                    1,300             1,160
  Buhrmann US
    8.250%, 07/01/14                                    1,650             1,650
    7.875%, 03/01/15                                      600               582
  Builders Firstsource (D)
    9.655%, 02/15/12                                    2,840             2,875
  Cenveo
    7.875%, 12/01/13                                      937               885
  Chart Industries (A)
    9.125%, 10/15/15                                      325               338
  Chukchansi Economic Development
    Authority (A) (D)
    8.780%, 11/15/12                                      404               416
  Contenintal Airlines, Ser RJ04 (F)
    9.558%, 09/01/19                                      831               870
  Continental Airlines, Ser 971A
    7.461%, 04/01/15                                    1,273             1,256
  Continental Airlines, Ser 982A
    6.410%, 04/15/07                                      250               249
  Corrections Corp of America
    7.500%, 05/01/11                                      544               556
  Covalence Specialty Mate (A)
    10.250%, 03/01/16                                     355               341
  D R Horton
    5.625%, 09/15/14                                    1,080             1,013
  DRS Technologies
    6.875%, 11/01/13                                       75                73
    6.625%, 02/01/16                                      775               754
  DRS Technologies (F)
    7.625%, 02/01/18                                    1,445             1,445
  Dayton Superior
    13.000%, 06/15/09                                   1,238             1,164
    10.750%, 09/15/08                                   1,013             1,059


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

High Yield Bond Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  Delta Air Lines, Ser 2000-1,
    Cl A2 (C) (F)
    7.570%, 11/18/10                               $    3,672        $    3,686
  Delta Air Lines, Ser 2001-1,
    Cl A-2 (C)
    7.111%, 09/18/11                                       81                81
  Delta Air Lines, Ser 2002-1,
    Cl C (C)
    7.779%, 01/02/12                                      901               847
  Education Management (A)
    8.750%, 06/01/14                                      525               520
  Education Management (A) (F)
    10.250%, 06/01/16                                   1,925             1,906
  Fastentech
    11.500%, 05/01/11                                   1,509             1,547
  Goodman Global Holdings
    7.875%, 12/15/12                                      800               750
  Greenbrier
    8.375%, 05/15/15                                      848               854
  Gulfmark Offshore
    7.750%, 07/15/14                                    1,304             1,297
  H-Lines Finance Holdings (B)
    9.770%, 04/01/13                                      775               676
  Harvest Operations
    7.875%, 10/15/11                                      950               914
  Hexion US Financial (D)
    10.257%, 07/15/10                                   2,744             2,799
  Horizon Lines LLC
    9.000%, 11/01/12                                      800               821
  Indalex Holding (A)
    11.500%, 02/01/14                                   1,289             1,366
  Interface
    9.500%, 02/01/14                                      275               283
  Interline Brands
    8.125%, 06/15/14                                      320               322
  Invensys PLC (A)
    9.875%, 03/15/11                                      737               796
  Iron Mountain
    7.750%, 01/15/15                                      660               653
    6.625%, 01/01/16                                    1,325             1,232
  J.B. Poindexter
    8.750%, 03/15/14                                      150               125
  K Hovnanian Enterprises
    6.250%, 01/15/16                                      500               434
  L-3 Communications
    6.125%, 07/15/13                                    1,066             1,026
    5.875%, 01/15/15                                    3,722             3,517
  L-3 Communications, Cl B
    6.375%, 10/15/15                                      726               699
  Language Line
    11.125%, 06/15/12                                     250               243
  Maax Holdings (B) (F)
    12.250%, 12/15/12                                   2,550               867
  Maax Holdings (F)
    9.750%, 06/15/12                                    1,100               836
  Meritage Homes
    7.000%, 05/01/14                                    1,575             1,402
    6.250%, 03/15/15                                      950               805
  Metals USA (A)
    11.125%, 12/01/15                                   1,872             2,064
  Millar Western Forest
    7.750%, 11/15/13                                    1,382             1,099
  Mobile Services Group
    9.750%, 08/01/14                                      325               330
  Monitronics International
    11.750%, 09/01/10                                   1,245             1,233

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  Mueller Holdings (B)
    6.160%, 04/15/14                               $      210        $      185
  NCL
    10.625%, 07/15/14                                     550               529
  Nebraska Book
    8.625%, 03/15/12                                      250               228
  Nell Af Sarl (A) (F)
    8.375%, 08/15/15                                      820               821
  Nortek
    8.500%, 09/01/14                                      425               395
  North American Energy Partner
    8.750%, 12/01/11                                      350               350
  Nutro Products (A) (D)
    9.230%, 10/15/13                                      950               978
  Owens Corning (C)
    7.000%, 03/15/09                                    1,100               591
  PHI (A)
    7.125%, 04/15/13                                      125               119
  Park-Ohio Industries
    8.375%, 11/15/14                                    1,700             1,538
  Ply Gem
    9.000%, 02/15/12                                      800               648
  Propex Frabics
    10.000%, 12/01/12                                     325               293
  Quality Distributors
    9.000%, 11/15/10                                      800               766
  Quebecor World Capital
    8.750%, 03/15/16                                      455               428
  RBS Global & Rexnord
    11.750%, 08/01/16                                     450               464
  Rainbow National Services LLC (A)
    8.750%, 09/01/12                                      835               881
  Rainbow National Services
    LLC (A) (F)
    10.375%, 09/01/14                                     475               529
  Ship Finance International
    8.500%, 12/15/13                                    1,739             1,665
  Southern Star (A)
    6.750%, 03/01/16                                      175               172
  Southern States Cooperative (A)
    10.500%, 11/01/10                                     939               984
  Sunstate Equipment
    10.500%, 04/01/13                                     840               876
  TRW Automotive
    9.375%, 02/15/13                                    1,365             1,457
  Tech Olympic USA (F)
    10.375%, 07/01/12                                   2,217             1,984
    7.500%, 03/15/11                                      200               169
  Tembec Industries (F)
    8.625%, 06/30/09                                      350               192
  Tempur Pedic
    10.250%, 08/15/10                                     675               707
  Terex
    9.250%, 07/15/11                                      475               501
    7.375%, 01/15/14                                    1,104             1,104
  Terra Capital
    12.875%, 10/15/08                                   1,437             1,606
  Thermadyne Holdings (F)
    9.250%, 02/01/14                                      425               361
  UCAR Finance
    10.250%, 02/15/12                                   1,700             1,785
  US Concrete
    8.375%, 04/01/14                                      450               431
  United Air Lines (C)
    10.670%, 05/01/04                                     325                 5
    9.125%, 01/15/12                                      625                 9


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

High Yield Bond Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  United Air Lines (F)
    9.020%, 04/19/12                               $      847        $      512
  Unova
    7.000%, 03/15/08                                      475               476
  Vanguard Health Holdings II
    9.000%, 10/01/14                                    1,050             1,018
  Visant
    7.625%, 10/01/12                                    1,550             1,519
  Xerox
    6.400%, 03/15/16                                      375               371
                                                                     ----------
                                                                         99,589
                                                                     ----------

INFORMATION TECHNOLOGY -- 2.2%
  Activant Solution (A)
    9.500%, 05/01/16                                    3,470             3,253
  Advanced Micro Devices
    7.750%, 11/01/12                                    1,182             1,186
  Amkor Technologies (F)
    7.750%, 05/15/13                                      375               352
  Celestica
    7.875%, 07/01/11                                      350               349
  Compagnie Generale de Geophysique
    7.500%, 05/15/15                                      900               895
  Hughes Network System (A)
    9.500%, 04/15/14                                    1,496             1,518
  MagnaChip Semiconductor
    6.875%, 12/15/11                                      450               367
  MagnaChip Semiconductor (D)
    8.579%, 12/15/11                                      863               738
  MagnaChip Semiconductor (F)
    8.000%, 12/15/14                                      337               216
  SS&C Technologies (A)
    11.750%, 12/01/13                                     930               972
  Seitel
    11.750%, 07/15/11                                     425               491
  Serena Software
    10.375%, 03/15/16                                     400               408
  Smart Modular Tech (D)
    11.008%, 04/01/12                                     760               806
  Stoneridge
    11.500%, 05/01/12                                   1,162             1,130
  Sungard Data Systems
    10.250%, 08/15/15                                   4,170             4,259
    9.125%, 08/15/13                                      125               129
  Sungard Data Systems (D)
    9.973%, 08/15/13                                      675               705
  UGS Capital II PIK
    10.380%, 06/01/11                                   1,545             1,557
  Unisys
    8.000%, 10/15/12                                      410               380
  Viasystems
    10.500%, 01/15/11                                     425               412
                                                                     ----------
                                                                         20,123
                                                                     ----------

MATERIALS -- 10.2%
  AEP Industries
    7.875%, 03/15/13                                      560               554
  AK Steel (F)
    7.875%, 02/15/09                                    1,000               994
  Abitibi-Consolidated
    8.850%, 08/01/30                                      200               170
    8.550%, 08/01/10                                    1,309             1,293
    6.000%, 06/20/13                                      125               103
  Abitibi-Consolidated (F)
    8.375%, 04/01/15                                    2,825             2,571

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  Appleton Papers
    9.750%, 06/15/14                               $    1,365        $    1,348
    8.125%, 06/15/11                                      425               421
  BCI US Finance (A) (D)
    11.007%, 07/15/10                                     610               622
  Ball
    6.875%, 12/15/12                                      475               475
    6.625%, 03/15/18                                    1,100             1,059
  Berry Plastics
    10.750%, 07/15/12                                     500               545
  Boise Cascade LLC
    7.125%, 10/15/14                                      963               896
  Boise Cascade LLC (D)
    8.382%, 10/15/12                                      450               452
  Bowater
    9.500%, 10/15/12                                      475               480
  Bowater (D) (F)
    8.329%, 03/15/10                                      604               610
  Bowater Canada Finance (F)
    7.950%, 11/15/11                                    1,125             1,080
  Bway
    10.000%, 10/15/10                                     650               682
  Cascades
    7.250%, 02/15/13                                      675               638
  Catalyst Paper
    7.375%, 03/01/14                                      338               308
  Catalyst Paper, Ser D
    8.625%, 06/15/11                                    1,350             1,326
  Consolidated Containers (B) (F)
    0.000%, 06/15/09                                      525               499
  Crown Americas (F)
    7.750%, 11/15/15                                    1,531             1,539
  Crown Cork & Seal
    8.000%, 04/15/23                                    1,625             1,536
  Domtar
    7.125%, 08/15/15                                      650               604
  Equistar Chemical
    10.625%, 05/01/11                                   1,452             1,561
  Equistar Chemical (F)
    10.125%, 09/01/08                                   2,800             2,954
  FMG Finance
    10.625%, 09/01/16                                   2,760             2,746
    10.000%, 09/01/13                                     450               448
  Freeport-McMoRan
    10.125%, 02/01/10                                   1,059             1,126
  Georgia Gulf (F)
    7.125%, 12/15/13                                      300               283
  Georgia-Pacific
    8.125%, 05/15/11                                      625               639
    8.000%, 01/15/24                                      725               714
    7.700%, 06/15/15                                    1,575             1,561
  Gibraltar Industries (A)
    8.000%, 12/01/15                                    1,676             1,659
  Graham Packaging (F)
    9.875%, 10/15/14                                    2,864             2,757
  Huntsman
    5.000%, 02/16/08                                        1                23
  Huntsman International
    11.625%, 10/15/10                                     799               887
    9.875%, 03/01/09                                      107               111
  Huntsman LLC
    11.500%, 07/15/12                                   2,991             3,395
  Ineos Group Holdings PLC (A) (F)
    8.500%, 02/15/16                                    4,065             3,862
  Innophos
    9.625%, 08/15/14                                      500               500


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

High Yield Bond Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  Intertape Polymer
    8.500%, 08/01/14                               $      250        $      233
  Ispat Inland
    9.750%, 04/01/14                                    1,125             1,264
  Jarden
    9.750%, 05/01/12                                    1,005             1,040
  Jefferson Smurfit
    7.500%, 06/01/13                                      690               631
  Lyondell Chemicals
    10.875%, 05/01/09                                   2,014             2,054
    10.500%, 06/01/13                                   1,445             1,589
  Methanex
    6.000%, 08/15/15                                      175               168
  Nalco (F)
    8.875%, 11/15/13                                    1,200             1,236
    7.750%, 11/15/11                                    2,304             2,344
  Newark Group
    9.750%, 03/15/14                                      700               668
  Nova Chemicals (D)
    8.405%, 11/15/13                                      966               987
  Novelis (A)
    8.250%, 02/15/15                                      735               698
  Owens-Brockway Glass
    8.875%, 02/15/09                                      175               180
    8.250%, 05/15/13                                    2,525             2,557
    6.750%, 12/01/14                                      600               558
  Owens-Illinois
    8.100%, 05/15/07                                      150               152
    7.350%, 05/15/08                                    2,375             2,375
  P H Glatfelter (A)
    7.125%, 05/01/16                                    1,425             1,405
  PNA Group
    10.750%, 09/01/16                                   3,000             3,060
  Packaging Dynamics (A)
    10.000%, 05/01/16                                   2,200             2,200
  Plastipak Holdings (A) (F)
    8.500%, 12/15/15                                      491               489
  Polyone
    8.875%, 05/01/12                                    1,125             1,128
  Polyone (F)
    10.625%, 05/15/10                                   2,000             2,145
  Reichold Industries
    9.000%, 08/15/14                                    1,696             1,662
  Rockwood Specialties Group
    7.500%, 11/15/14                                      550               540
  Ryerson Tull
    8.250%, 12/15/11                                    1,631             1,627
  Smurfit-Stone Container
    9.750%, 02/01/11                                    2,215             2,276
  Solo Cup (F)
    8.500%, 02/15/14                                    2,588             2,252
  Solutia (C)
    11.250%, 07/15/09                                     875               871
  Steel Dynamics
    9.500%, 03/15/09                                      755               781
    9.500%, 03/15/09                                    1,762             1,824
  Stelco (D)
    10.787%, 03/31/16                                     400               420
  Tronox Worldwide (F)
    9.500%, 12/01/12                                    1,159             1,191
  Verso Paper Holdings
    9.125%, 08/01/14                                    2,157             2,146
  Verso Paper Holdings (D)
    9.235%, 08/01/14                                    1,310             1,320
                                                                     ----------
                                                                         92,102
                                                                     ----------

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 8.2%
  Airgate PCS (D)
    9.257%, 10/15/11                               $    1,525        $    1,559
  American Cellular, Ser B
    10.000%, 08/01/11                                   1,700             1,768
  Centennial Communications
    10.125%, 06/15/13                                   3,035             3,202
    10.000%, 01/01/13                                   2,275             2,269
    8.125%, 02/01/14                                    2,425             2,358
  Centennial Communications (D)
    11.258%, 01/01/13                                   1,100             1,136
  Centennial Communications (F)
    10.750%, 12/15/08                                     421               425
  Cincinnati Bell
    7.250%, 07/15/13                                       75                76
  Cincinnati Bell (F)
    8.375%, 01/15/14                                    1,100             1,104
  Citizens Communications
    9.250%, 05/15/11                                    1,375             1,504
    6.250%, 01/15/13                                      525               507
  Consolidated Communication Holdings
    9.750%, 04/01/12                                    1,383             1,449
  Digicel
    9.250%, 09/01/12                                    1,705             1,777
  Dobson Cellular Systems
    9.875%, 11/01/12                                      200               214
  Dobson Communications
    8.875%, 10/01/13                                      550               543
  Dobson Communications (D)
    9.757%, 10/15/12                                      935               947
  Embarq (F)
    7.082%, 06/01/16                                      200               204
  Hawaiian Telecom Communications,
    Cl B (F)
    9.750%, 05/01/13                                      600               603
  Horizon PCS
    11.375%, 07/15/12                                     530               598
  IPCS
    11.500%, 05/01/12                                     125               141
  IWO Holdings (D)
    9.257%, 01/15/12                                      250               258
  Insight Midwest
    10.500%, 11/01/10                                     500               525
  Intelsat
    9.000%, 06/15/16                                      450               457
    7.625%, 04/15/12                                      575               499
    6.500%, 11/01/13                                      950               743
    5.250%, 11/01/08                                      375               357
  Intelsat Bermuda
    11.250%, 06/15/16                                   2,890             2,995
  Intelsat Bermuda (F)
    9.250%, 06/15/16                                      937               974
  Intelsat Sub Holding (D) (F)
    10.484%, 01/15/12                                   2,025             2,055
  Intelsat Sub Holdings
    8.625%, 01/15/15                                      375               379
  Level 3 Financing
    12.250%, 03/15/13                                     970             1,059
    10.750%, 10/15/11                                   1,600             1,666
  Lucent Technologies
    6.450%, 03/15/29                                    1,375             1,172
  NTL Cable PLC
    9.125%, 08/15/16                                      625               647
    8.750%, 04/15/14                                      600               623


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

High Yield Bond Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  Nortel Networks (D) (F)
    9.730%, 07/15/11                               $      325        $      328
  Primus Telecommunications (F)
    12.750%, 10/15/09                                     300               228
    8.000%, 01/15/14                                      825               524
  Qwest
    8.875%, 03/15/12                                    4,170             4,514
    7.625%, 06/15/15                                      613               629
    7.500%, 10/01/14                                    2,115             2,152
    7.250%, 09/15/25                                      225               215
    7.250%, 10/15/35                                    1,175             1,090
    6.875%, 09/15/33                                      375               336
    5.625%, 11/15/08                                      125               123
  Qwest (D)
    8.579%, 06/15/13                                    1,964             2,114
  Qwest Communications International
    7.250%, 02/15/11                                      125               124
  Qwest Communications International (D)
    8.905%, 02/15/09                                    3,420             3,471
  Qwest Communications International,
    Ser B (F)
    7.500%, 02/15/14                                      825               818
  Rogers Wireless
    8.000%, 12/15/12                                      825               862
    7.250%, 12/15/12                                      225               232
    6.375%, 03/01/14                                    2,430             2,381
  Rogers Wireless (D) (F)
    8.454%, 12/15/10                                    2,289             2,349
  Rural Cellular
    9.875%, 02/01/10                                      100               103
    8.250%, 03/15/12                                      190               195
  Rural Cellular (A)
    8.250%, 03/15/12                                      610               625
  Securus Technologies (F)
    11.000%, 09/01/11                                     425               360
  Syniverse Technologies, Ser B
    7.750%, 08/15/13                                      125               122
  Telenet Group Holdings (A) (B)
    8.230%, 06/15/14                                      950               817
  Triton (F)
    8.500%, 06/01/13                                    2,150             1,935
  US Unwired, Ser B
    10.000%, 06/15/12                                     400               440
  Ubiquitel
    9.875%, 03/01/11                                    1,010             1,098
  Valor Telecom Enterprises
    7.750%, 02/15/15                                      400               422
  Wind Acquisitions Finance (A)
    10.750%, 12/01/15                                   2,150             2,335
  Windstream
    8.625%, 08/01/16                                    3,396             3,591
    8.125%, 08/01/13                                      592               625
  Zeus Special Sub (B) (F)
    9.180%, 02/01/15                                    3,750             2,569
                                                                     ----------
                                                                         74,520
                                                                     ----------

UTILITIES -- 4.4%
  AES
    9.375%, 09/15/10                                      750               810
    8.875%, 02/15/11                                    1,220             1,305
  Airgas
    9.125%, 10/01/11                                      581               606

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                              ($ Thousands)/Shares      ($ Thousands)
--------------------------------------------------------------------------------
  Aquila
    9.000%, 11/15/21                               $      871        $      886
    8.000%, 03/01/23                                    3,515             3,568
  CMS Energy
    7.750%, 08/01/10                                      290               302
    7.500%, 01/15/09                                      240               247
    6.300%, 02/01/12                                      225               222
  Calpine Generating (C) (F)
    14.120%, 04/01/11                                   1,725             1,842
  Edison Mission Energy (A) (F)
    7.750%, 06/15/16                                      749               749
  Inergy
    8.250%, 03/01/16                                       25                26
  Inergy LP
    6.875%, 12/15/14                                    1,140             1,080
  Midwest Generation LLC
    8.750%, 05/01/34                                    3,178             3,385
  Mirant (C)
    5.750%, 07/15/07                                      750                 4
  Mirant Americas
    8.500%, 10/01/21                                    4,658             4,518
    8.300%, 05/01/11                                      225               225
  Mirant Americas (F)
    9.125%, 05/01/31                                    1,022             1,027
  Mirant North America (F)
    7.375%, 12/31/13                                    2,725             2,698
  Mission Energy Holding
    13.500%, 07/15/08                                   2,031             2,272
  NRG Energy
    7.375%, 02/01/16                                    4,250             4,186
    7.250%, 02/01/14                                    1,775             1,753
  Northwest Pipeline
    7.000%, 06/15/16                                      225               228
  Northwest Pipeline (A)
    8.125%, 03/01/10                                      200               208
  Pacific Energy Partners
    7.125%, 06/15/14                                      200               202
  Sierra Pacific Resources
    7.803%, 06/15/12                                      425               443
    6.750%, 08/15/17                                      500               492
  Sonat
    7.625%, 07/15/11                                    2,700             2,761
    7.000%, 02/01/18                                      400               382
  Southern Natural Gas
    8.875%, 03/15/10                                      350               367
  Teco Energy (D)
    7.489%, 05/01/10                                    1,211             1,241
  Tenaska Alabama (A)
    7.000%, 06/30/21                                      803               771
  Williams (A)
    6.375%, 10/01/10                                      725               713
                                                                     ----------
                                                                         39,519
                                                                     ----------

Total Corporate Obligations
 (Cost $846,505) ($ Thousands)                                          840,383
                                                                     ----------

CASH EQUIVALENT  -- 4.4%

  SEI Daily Income Trust, Prime
    Obligation Fund, Cl A, 5.330% **++             39,704,025            39,704
                                                                     ----------
Total Cash Equivalent
 (Cost $39,704) ($ Thousands)                                            39,704
                                                                     ----------


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

High Yield Bond Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

COMMERCIAL PAPER (H) -- 3.7%
  Adirondack (G)
    5.316%, 09/08/06                               $    1,589        $    1,587
  Altius I Funding (G)
    5.316%, 09/08/06                                    1,112             1,111
  Broadhollow Funding (G)
    5.315%, 09/07/06                                      794               794
    5.314%, 09/06/06                                    1,207             1,207
  Citigroup
    5.401%, 09/19/06                                    5,825             5,809
  Daimler Chrysler
    5.460%, 09/19/06                                    5,005             4,991
  Elysian Funding LLC (G)
    5.451%, 11/27/06                                    1,426             1,407
    5.360%, 09/01/06                                    2,767             2,767
  General Electric Capital
    5.230%, 09/13/06                                    2,975             2,970
  KKR Pacific Funding Trust (G)
    5.330%, 09/27/06                                       64                63
  Lakeside Funding (G)
    5.370%, 09/08/06                                      921               921
  Main Street Warehouse Funding (G)
    5.315%, 09/20/06                                    2,145             2,139
  Rams Funding (G)
    5.314%, 09/19/06                                      794               792
  Rhineland Funding Capital (G)
    5.494%, 10/12/06                                      794               789
    5.313%, 09/05/06                                    4,019             4,017
  Thornburg Mortgage Capital Resource (G)
    5.315%, 09/07/06                                    1,589             1,587
                                                                     ----------
Total Commercial Paper
 (Cost $32,951) ($ Thousands)                                            32,951
                                                                     ----------

COLLATERALIZED LOAN OBLIGATIONS  -- 2.4%

FINANCIALS -- 2.2%
  Ares VR, Ser 2006-1A, Cl SUB (A)
    0.000%, 02/24/18                                    3,500             3,290
  Babson, Ser 2005-2A, Cl SUB
    0.000%, 07/20/19                                    4,000             3,780
  Capitalsource Advisors,
    Ser 2006-1A, Cl SUB
    0.000%, 08/27/20                                    2,900             2,755
  De Meer Middle Market,
    Ser 2006-1A, Cl INC
    0.000%, 10/20/18                                    2,000             1,960
  ING Investment Management
    0.000%, 08/01/20                                        5             4,800
  Lightpoint, Ser 2006-4A, Cl IN (A)
    0.000%, 04/15/18                                    2,000             1,840
  Stanfield Vayron, Ser 2006-1A, Cl SUB
    0.000%, 07/15/18                                    2,000             2,000
                                                                     ----------
                                                                         20,425
                                                                     ----------

INFORMATION TECHNOLOGY -- 0.2%
  Marathon, Ser 2005-2A, Cl INC (A)
    0.000%, 12/20/19                                    1,500             1,500
                                                                     ----------

Total Collateralized Loan Obligations
 (Cost $20,896) ($ Thousands)                                            21,925
                                                                     ----------

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

COLLATERALIZED DEBT OBLIGATIONS  -- 1.7%

FINANCIALS -- 1.7%
  Carlyle High Yield Partners,
    Ser 2006-8A, Cl N
    0.000%, 05/21/21                               $    3,000        $    2,850
  Connecticut Valley Structured
    Credit CDO, Ser 2006-3A, Cl NOTE (A)
    0.000%, 03/23/23                                    1,200             1,200
  Peritus I                                             3,000               750
  Peritus I CDO,
    Ser 2005-1A, Cl C (A)
    9.000%, 05/24/15                                   11,684            10,925
                                                                     ----------

Total Collateralized Debt Obligations
 (Cost $15,905) ($ Thousands)                                            15,725
                                                                     ----------

ASSET-BACKED SECURITIES  -- 1.5%

MORTGAGE RELATED SECURITIES -- 1.5%
  Cheyne High Grade, Ser 2004-1A,
    Cl A1 (D) (G)
    5.466%, 11/10/06                                      794               794
  Commodore, Ser 2003-2A, Cl A1MM (D) (G)
    5.380%, 09/12/06                                      731               731
  Countrywide Altternative Loan
    Trust, Ser 2006-OA9, Cl X1 (E)
    0.598%, 07/20/46                                   34,300             1,852
  Duke Funding, Ser 2004-6B,
    Cl A1S1 (D) (G)
    5.577%, 10/10/06                                    1,191             1,191
  Harborview Mortgage Loan Trust,
    Ser 2006-4, Cl X1 (D)
    1.504%, 05/19/47                                   34,609             1,660
  Newcastle CDO Limited,
    Ser 2005-6A, (D) (G)
    5.346%, 09/25/06                                      318               318
  Park Place Securities NIM Trust,
    Ser 2004-MM1, Cl AM6 (D) (G)
    5.354%, 09/25/06                                      777               777
  RMAC, Ser 2004-NS3A,
    Cl A1 (D) (G)
    5.330%, 09/12/06                                      148               148
  Saturn Ventures II (D) (G)
    5.466%, 09/07/06                                    1,279             1,279
  TIAA Real Estate, Ser 2003 1A,
    Cl A1 (D) (G)
    5.358%, 09/28/06                                      959               959
  Washington Mutual, Ser 2006-AR5,
    Cl X, IO (E)
    2.050%, 06/25/46                                  198,380             1,989
  Whitehawk CDO Funding,
    Ser 2004-1A, Cl AMME (D) (G)
    5.349%, 09/15/06                                      238               238
  Witherspoon CDO Funding (D) (G)
    5.340%, 09/15/06                                    1,112             1,112
                                                                     ----------
Total Asset-Backed Securities
 (Cost $12,606) ($ Thousands)                                            13,048
                                                                     ----------


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

High Yield Bond Fund
August 31, 2006

--------------------------------------------------------------------------------
                                           Shares/Face Amount       Market Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

PREFERRED STOCK  -- 0.8%

  CIFC Funding, Ser 2006-I                          2,000,000        $    2,000
  General Nutrition Center, Ser A PIK                     850               935
  Rockwall Investors                                3,000,000             3,000
  Rural Cellular PIK (F)*                                 375               424
  Rural Cellular, Ser B PIK*                              325               392
                                                                     ----------
Total Preferred Stock
 (Cost $6,363) ($ Thousands)                                              6,751
                                                                     ----------

MASTER NOTE (D) (G) -- 0.4%

  Bank of America
    5.383%, 09/01/06                               $    3,972             3,972
                                                                     ----------

Total Master Note
 (Cost $3,971) ($ Thousands)                                              3,972
                                                                     ----------

CERTIFICATES OF DEPOSIT (D) (G) -- 0.3%

  Barclays Bank
    5.440%, 06/11/07                                      794               794
  CC USA MTN
    5.520%, 06/18/07                                    1,589             1,589
  US Trust of New York
    5.370%, 09/13/06                                      635               635
                                                                     ----------
Total Certificates of Deposit
 (Cost $3,018) ($ Thousands)                                              3,018
                                                                     ----------

TIME DEPOSIT (G) -- 0.2%

  National City
    5.260%, 09/01/06                                    1,566             1,566
                                                                     ----------
Total Time Deposit
 (Cost $1,566) ($ Thousands)                                              1,566
                                                                     ----------

COMMON STOCK  -- 0.1%

  Core-Mark Holding (F)*                               12,075               378
  Huntsman*                                             7,595               137
  Mirant (F)*                                          16,529               479
  UAL (F)*                                              8,481               212
                                                                     ----------
Total Common Stock
 (Cost $1,224) ($ Thousands)                                              1,206
                                                                     ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.1%

  FHLMC CMO, Ser 2596, Cl IJ, IO
    5.000%, 01/15/17                                    2,812               279
  FHLMC CMO, Ser 2696, Cl NI, IO
    5.500%, 03/15/23                                      463                 6
  FNMA CMO, Ser 2003-37, Cl IG, IO
    5.500%, 05/25/32                                      819               126
  FNMA DN
    5.220%, 09/13/06                                       50                50
                                                                     ----------

Total U.S. Government Agency Obligations
 (Cost $500) ($ Thousands)                                                  461
                                                                     ----------

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

CONVERTIBLE BONDS  -- 0.0%

  Flextronics CV to 64.4122
    1.000%, 08/01/10                               $      250        $      250
  Mirant CV to 14.7167(C) (F)
    2.500%, 06/15/21                                    1,950                19
                                                                     ----------
Total Convertible Bonds
 (Cost $324) ($ Thousands)                                                  269
                                                                     ----------

REPURCHASE AGREEMENTS (G) (J) -- 1.3%

Barclays Capital
  5.270%, dated 08/31/06, to be
  repurchased on 09/01/06, repurchase
  price $2,760,572 (collateralized by
  U.S. Government Obligations, ranging
  in par value $249,651-$1,781,916,
  0.000%-6.625%, 07/24/07-05/09/16,
  total market value $2,815,379)                        2,760             2,760
Lehman Brothers
  5.260%, dated 08/31/06, to be
  repurchased on 09/01/06, repurchase
  price $9,198,367 (collateralized by
  U.S. Government Obligations, ranging
  in par value $603,355-$1,426,352,
  0.000%-6.000%, 09/19/06-08/19/11,
  total market value $9,380,973)                        9,197             9,197
                                                                     ----------
Total Repurchase Agreements
 (Cost $11,957) ($ Thousands)                                            11,957
                                                                     ----------
Total Investments -- 109.7%
 (Cost $997,490) ($ Thousands) @                                   $  992,936
                                                                     ==========

Futures -- A summary of the open futures contracts held by the Fund at August 31, 2006, is as follows:

                                                                     UNREALIZED
                                    NUMBER OF      EXPIRATION      APPRECIATION
TYPE OF CONTRACTS                   CONTRACTS            DATE     ($ THOUSANDS)
--------------------------------------------------------------------------------
U.S. 2-Year Note                           26          Oct-06        $       12
U.S. 2-Year Note                          130          Dec-06                50
                                                                     ----------
                                                                     $       62
                                                                     ==========


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

High Yield Bond Fund
August 31, 2006

Percentages are based on Net Assets of $905,298 ($ Thousands).

* Non-income producing security.

** Rate shown is the 7-day effective yield as of August 31, 2006.

+ Real Estate Investment Trust.

++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on August 31, 2006. The coupon on a step bond changes on a specified date.

(C) Security in default on interest payments.

(D) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2006.

(E) Zero-coupon security -- The rate shown is the effective yield at the date of purchase.

(F) This security or a partial position of this security is on loan at August 31, 2006. The total value of securities on loan at August 31, 2006 was $89,779 ($ Thousands).

(G) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2006 was $96,987 ($ Thousands).

(H) The rate reported is the effective yield at time of purchase.

(I) Bank Loan.

(J) Tri-Party Repurchase Agreement

Cl -- Class
CDO -- Collateralized Debt Obligation
CMO -- Collateralized Mortgage Obligation
CV -- Convertible Security
DN -- Discount Note
EXL -- Extendable Maturity
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
IO -- Interest Only
LLC -- Limited Liability Company
LP -- Limited Partnership
MTN -- Medium Term Note
NIM -- Net Interest Margin
PCS -- Personal Communications Service
PIK -- Payment in Kind
PLC -- Public Limited Company
Ser -- Series

@ At August 31, 2006, the tax basis cost of the Fund's investments was $997,490 ($ Thousands), and the unrealized appreciation and depreciation were $10,673 ($ Thousands) and $(15,227) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 88.4%

AUSTRALIA -- 2.2%
  Amcor                                                95,281        $      488
  Australia & New Zealand Banking
    Group                                             118,124             2,458
  Babcock & Brown (B)                                  91,982             1,412
  BHP Billiton                                         63,550             1,344
  BlueScope Steel                                     290,466             1,506
  Brambles Industries (B)                              24,609               225
  Cochlear                                             17,418               669
  Computershare                                       108,100               644
  CSL                                                   5,015               195
  CSR                                                  24,642                59
  Foster's Group                                      822,600             3,738
  Futuris                                             424,800               694
  GPT Group                                           158,773               554
  Insurance Australia Group                           166,158               682
  Macquarie Airports                                1,280,895             2,915
  Macquarie Bank                                       16,077               796
  Macquarie Infrastructure Group                       88,182               212
  Mayne Pharma                                        153,914               361
  National Australia Bank                               2,172                60
  Newcrest Mining                                      39,200               584
  OneSteel (B)                                        134,749               438
  Orica                                                88,371             1,516
  Pacific Brands                                       25,807                48
  PaperlinX                                           247,000               649
  Promina Group                                       151,517               680
  Qantas Airways                                      581,786             1,528
  QBE Insurance Group                                 310,992             5,667
  Rinker Group                                        127,117             1,340
  Rio Tinto (B)                                        26,440             1,473
  Santos                                               45,429               388
  Sydney Roads Group*                                  29,394                23
  Telstra (B)                                         243,106               668
  Woolworths                                          153,917             2,433
  WorleyParsons                                        66,940               924
                                                                     ----------
                                                                         37,371
                                                                     ----------

AUSTRIA -- 0.5%
  Boehler-Uddeholm                                     16,188               870
  Erste Bank der Oesterreichischen
    Sparkassen                                          8,878               537
  OMV                                                  23,200             1,236
  Raiffeisen International Bank
    Holding                                             3,784               341
  Telekom Austria                                     122,173             2,990
  Voestalpine                                          48,800             1,848
                                                                     ----------
                                                                          7,822
                                                                     ----------

BELGIUM -- 1.1%
  Bekaert                                               7,100               696
  D'ieteren*                                              179                60
  Delhaize Group                                       18,480             1,406
  Dexia                                                81,125             2,082
  Fortis                                              103,120             4,010
  Fortis (Netherlands Line)                            77,675             3,021
  KBC Groep                                            53,731             5,781
  Solvay                                                1,226               148
  UCB                                                  14,717               862
  Umicore                                               5,300               770
                                                                     ----------
                                                                         18,836
                                                                     ----------

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
BERMUDA -- 0.0%
  SeaDrill*                                             7,651        $       97
                                                                     ----------

BRAZIL -- 0.1%
  Gerdau ADR                                           38,925               565
  Uniao de Bancos Brasileiros ADR                       7,200               521
                                                                     ----------
                                                                          1,086
                                                                     ----------

CANADA -- 1.7%
  Abitibi-Consolidated                                 60,800               164
  Alcan                                                64,900             2,907
  Cameco                                               53,531             2,182
  Canadian Natural Resources                           67,000             3,504
  EnCana                                               10,100               528
  Gerdau Ameristeel                                    86,800               842
  Kinross Gold*                                        30,800               430
  Methanex                                             27,600               656
  Nexen                                                27,300             1,584
  Potash Saskatchewan (B)                              19,500             1,910
  Rogers Communications, Cl B                         100,200             5,147
  Suncor Energy (B)                                     8,800               679
  Teck Cominco, Cl B                                  100,400             6,659
  TELUS                                                16,700               793
  Toronto-Dominion Bank (B)                            12,100               696
                                                                     ----------
                                                                         28,681
                                                                     ----------

CHINA -- 0.1%
  China Petroleum & Chemical, Cl H                  1,106,000               658
  Foxconn International Holdings*                     403,000             1,065
                                                                     ----------
                                                                          1,723
                                                                     ----------

DENMARK -- 0.4%
  Carlsberg, Cl B                                       3,131               243
  Danske Bank                                          44,254             1,701
  Novo-Nordisk, Cl B                                   16,650             1,230
  Topdanmark*                                          14,049             2,013
  Vestas Wind Systems*                                 24,000               671
  William Demant Holding*                               3,565               264
                                                                     ----------
                                                                          6,122
                                                                     ----------

FINLAND -- 1.2%
  Fortum                                              179,750             4,832
  Kesko, Cl B                                           3,411               144
  Metso                                                 5,900               219
  Neste Oil                                            14,000               441
  Nokia (B)                                           252,516             5,285
  Nokia ADR                                            31,700               662
  OKO Bank, Cl A                                        5,900                96
  Outokumpu                                           110,988             2,820
  Rautaruukki                                          74,951             2,187
  Sampo, Cl A                                          73,017             1,509
  UPM-Kymmene                                          78,100             1,850
  YIT                                                  27,086               588
                                                                     ----------
                                                                         20,633
                                                                     ----------

FRANCE -- 9.3%
  Accor                                                11,386               728
  Air France-KLM                                      110,915             3,024
  Air Liquide                                           3,165               667
  Alcatel (B)                                          46,100               578
  Alstom*                                              22,400             2,110
  Arkema*                                               4,593               179
  Assurances Generales de France                       65,170             8,175


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
  AXA (B)                                              97,864        $    3,633
  BNP Paribas                                         186,846            19,839
  Bouygues                                             74,843             3,938
  Capgemini                                           104,535             5,722
  Carrefour                                            10,400               641
  Casino Guichard Perrachon                            19,069             1,634
  Cie de Saint-Gobain                                  35,562             2,638
  Cie Generale d'Optique Essilor
    International                                       5,022               519
  CNP Assurances                                       20,400             2,106
  Compagnie Generale des
    Etablissements Michelin, Cl B                      12,368               839
  Credit Agricole                                     174,121             7,068
  Dassault Systemes (B)                                 8,055               446
  France Telecom                                      168,462             3,573
  Groupe Danone                                        52,999             7,286
  Imerys                                                8,900               677
  L'Oreal                                              17,629             1,844
  Lafarge                                              32,079             4,127
  PagesJaunes Groupe                                   14,600               418
  Publicis Groupe                                      16,100               635
  Renault                                             105,241            12,245
  Sanofi-Aventis (B)                                  158,744            14,234
  Sanofi-Aventis                                          822                74
  Schneider Electric                                   33,629             3,584
  SCOR (B)                                             60,120               144
  Societe Generale (B)                                 73,102            11,790
  Suez*                                                37,624             1,608
  Thales                                               24,400             1,059
  Total (B)                                           262,555            17,712
  Vallourec*                                            6,166             1,381
  Veolia Environnement                                 20,800             1,165
  Vinci (B)                                            50,520             5,464
  Vivendi                                             105,749             3,635
                                                                     ----------
                                                                        157,139
                                                                     ----------

GERMANY -- 6.0%
  Allianz                                              55,369             9,382
  Altana                                                2,542               150
  BASF                                                 36,912             3,039
  Bayer (B)                                           185,179             9,166
  Bayerische Motoren Werke                             60,895             3,152
  Commerzbank                                         232,388             8,121
  Continental                                          56,262             6,013
  DaimlerChrysler                                      51,437             2,713
  Deutsche Bank                                        57,493             6,561
  Deutsche Boerse                                       3,649               553
  Deutsche Lufthansa                                  232,700             4,605
  Deutsche Post                                        40,544             1,027
  Deutsche Telekom                                     61,775               901
  E.ON                                                 43,265             5,492
  Fresenius Medical Care                               30,100             3,968
  Hypo Real Estate Holding                             58,400             3,618
  MAN                                                  35,242             2,694
  Merck KGaA                                            1,861               185
  Muenchener
    Rueckversicherungs (B)                             36,643             5,515
  RWE                                                  93,036             8,520
  Salzgitter*                                          24,600             2,202
  SAP                                                   8,887             1,696
  Siemens                                              71,184             6,030
  Suedzucker                                           19,760               492
  ThyssenKrupp                                         78,373             2,666
  Volkswagen (B)                                       37,918             3,026
  Wincor Nixdorf                                        1,291               180
                                                                     ----------
                                                                        101,667
                                                                     ----------

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
GREECE -- 0.2%
  Alpha Bank                                            6,690        $      178
  Coca Cola Hellenic Bottling                           7,800               257
  National Bank of Greece                              17,350               719
  OPAP                                                 57,600             2,047
  Piraeus Bank                                              1                --
  Titan Cement                                          3,230               160
                                                                     ----------
                                                                          3,361
                                                                     ----------

HONG KONG -- 1.7%
  ASM Pacific Technology (B)                           35,000               181
  Bank of East Asia                                   693,300             3,085
  BOC Hong Kong Holdings                              580,800             1,274
  Cheung Kong Holdings                                137,900             1,523
  China Mobile Hong Kong                              699,000             4,701
  China Netcom Group                                  328,000               576
  CLP Holdings                                         75,000               475
  Hang Lung Group                                     190,900               517
  Hang Lung Properties                                611,400             1,304
  Henderson Land Development                          355,900             2,011
  Hong Kong & China Gas                               176,000               409
  Hong Kong Exchanges and Clearing                    321,300             2,182
  Hopewell Holdings                                    76,000               217
  Hutchison Whampoa                                    71,300               648
  Hysan Development                                   238,000               646
  Kingboard Chemical Holdings (B)                      79,000               255
  Li & Fung                                           733,200             1,744
  New World Development                             1,079,000             1,937
  PCCW                                                120,400                75
  Sino Land (B)                                     1,255,610             2,118
  Sun Hung Kai Properties                             118,700             1,294
  Swire Pacific, Cl A                                 140,100             1,533
  Wharf Holdings                                       48,000               162
                                                                     ----------
                                                                         28,867
                                                                     ----------

HUNGARY -- 0.0%
  Mol Magyar Olaj-es Gazipari                           7,600               768
                                                                     ----------

INDIA -- 0.1%
  Canara Bank                                         100,000               475
  Punjab National Bank                                 46,000               466
                                                                     ----------
                                                                            941
                                                                     ----------

IRELAND -- 0.3%
  Bank of Ireland                                      11,056               210
  CRH                                                 101,687             3,524
  Depfa Bank                                           41,500               771
  Fyffes                                               35,854                75
  Irish Life & Permanent                               28,100               723
                                                                     ----------
                                                                          5,303
                                                                     ----------

ISRAEL -- 0.1%
  Bank Hapoalim                                       280,300             1,234
  Teva Pharmaceutica
    Industries ADR                                     12,600               438
                                                                     ----------
                                                                          1,672
                                                                     ----------

ITALY -- 2.6%
  Arnoldo Mondadori Editore*                           16,222               157
  Banca Intesa (B)                                    301,564             2,019
  Banca Intesa RNC                                     19,968               127
  Banca Popolare di Milano                             96,146             1,339
  Banche Popolari Unite                                69,454             1,958


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
  Banco Popolare di Verona e Novara                    90,237        $    2,680
  Buzzi Unicem                                         50,900             1,143
  Capitalia                                            78,200               682
  Enel                                                 20,110               179
  ENI - Ente Nazionale Idrocarburi                    399,460            12,221
  Fiat (B)                                            324,137             4,639
  Fiat RNC                                             83,710             1,114
  Finmeccanica                                         30,000               663
  IFIL - Investments                                  381,900             2,326
  Italcementi                                          65,225             1,608
  Lottomatica                                          17,400               673
  Sanpaolo IMI                                         72,531             1,519
  Telecom Italia                                      241,400               667
  Telecom Italia RNC                                  543,852             1,337
  UniCredito Italiano                                 965,366             7,686
                                                                     ----------
                                                                         44,737
                                                                     ----------

JAPAN -- 21.5%
  77 Bank                                              89,400               656
  Advantest (B)                                        11,500             1,095
  Aeon                                                185,850             4,682
  Aisin Seiki                                          22,400               680
  Amada                                                57,000               596
  Aoyama Trading                                       20,900               681
  Asahi Kasei                                         104,300               690
  Asatsu-DK                                            45,800             1,480
  Astellas Pharma                                      71,500             2,902
  Bank of Kyoto                                        52,000               541
  Bank of Yokohama                                    149,150             1,180
  Canon                                               215,319            10,721
  Canon Sales                                           3,000                71
  Central Glass                                        14,000                78
  Central Japan Railway                                   500             5,414
  Chiba Bank                                          115,400             1,075
  Chubu Electric Power                                 26,800               727
  COMSYS Holdings                                      24,000               281
  Dai Nippon Printing (B)                             214,000             3,189
  Daido Steel                                          39,000               300
  Daiichi Sankyo                                       48,200             1,332
  Daimaru                                              32,700               404
  Dainippon Screen Manufacturing*                      51,000               429
  Daito Trust Construction                             24,700             1,285
  Daiwa House Industry*                                37,000               603
  Daiwa Securities Group (B)                          279,600             3,335
  Denki Kagaku Kogyo                                   22,000                84
  Denso                                                34,500             1,203
  East Japan Railway                                      315             2,329
  EDION                                                22,900               408
  Eisai                                                 1,900                91
  Elpida Memory*                                       37,500             1,659
  Fanuc                                                25,900             2,056
  Fuji Television Network                                 300               673
  Fujikura                                             49,000               579
  Fujitsu                                              20,000               160
  Furukawa Electric (B)                               100,400               696
  Gunze*                                              180,300             1,061
  Hankyu Holdings (B)*                                 73,000               391
  Hirose Electric                                       5,700               740
  Hitachi                                             247,100             1,570
  Hokkaido Electric Power                              49,800             1,231
  Honda Motor                                         140,500             4,780
  Hoya                                                 25,600               932
  Ibiden                                               10,700               548
  Itochu                                              470,100             3,948
  Japan Steel Works (B)*                              474,800             3,372
  Japan Tobacco                                         1,257             4,791
  JFE Holdings                                        124,300             5,066

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
  Joyo Bank                                           106,000        $      642
  JS Group                                             31,600               664
  Kajima                                              396,100             1,837
  Kamigumi*                                           117,800               944
  Kansai Electric Power                               135,239             3,246
  Kao                                                 224,500             5,991
  Katokichi                                             9,700                83
  Keio                                                103,900               677
  Kirin Brewery                                        43,649               607
  Kobe Steel                                          608,300             1,945
  Komatsu                                             129,300             2,365
  Komori                                                8,000               164
  Kubota                                               86,000               708
  Kyocera                                               4,000               346
  Kyushu Electric Power                                68,500             1,635
  Leopalace21                                          59,300             2,103
  Makita                                               26,400               777
  Marubeni                                            138,000               738
  Matsushita Electric Industrial                       67,348             1,441
  Matsushita Electric Works                            58,100               620
  Millea Holdings                                          98             1,805
  Mitsubishi                                          531,200            10,825
  Mitsubishi Chemical Holdings                        241,500             1,585
  Mitsubishi Electric                                 633,000             5,224
  Mitsubishi Estate                                   223,100             4,813
  Mitsubishi Gas Chemical                              41,000               448
  Mitsubishi Heavy Industries                         583,400             2,447
  Mitsubishi Rayon                                     73,000               504
  Mitsubishi UFJ Financial Group                          918            12,517
  Mitsubishi UFJ Securities                            57,900               778
  Mitsui                                              208,280             3,017
  Mitsui Chemicals                                    368,000             2,589
  Mitsui Mining & Smelting                             17,000                96
  Mitsui OSK Lines (B)                                287,000             2,190
  Mitsui Sumitomo Insurance*                          305,700             3,732
  Mitsui Trust Holdings*                               16,000               187
  Mitsumi Electric*                                    61,800               838
  Mizuho Financial Group*                               1,004             8,124
  Murata Manufacturing                                  8,080               557
  NEC                                                 207,000             1,205
  Net One Systems (B)                                     400               604
  NGK Spark Plug                                       44,100               899
  Nichirei                                             12,000                67
  Nikko Cordial                                       163,500             2,077
  Nikon (B)                                           119,200             2,160
  Nintendo (B)                                         10,260             2,107
  Nippon Electric Glass                                74,800             1,818
  Nippon Express                                      173,740               944
  Nippon Light Metal (B)*                             801,900             2,065
  Nippon Mining Holdings                              507,700             3,723
  Nippon Oil                                          151,400             1,151
  Nippon Paper Group                                      200               743
  Nippon Sheet Glass (B)                               56,000               271
  Nippon Shokubai                                      51,000               614
  Nippon Telegraph & Telephone                            972             4,914
  Nippon Yusen Kabushiki Kaisha                       188,000             1,165
  Nishimatsu Construction (B)*                        205,800               769
  Nissan Motor                                        455,960             5,186
  Nisshin Seifun Group                                104,900             1,122
  Nissin Food Products                                  7,500               253
  Nitto Denko                                          42,600             3,062
  Nomura Holdings                                     109,800             2,125
  NSK                                                  72,000               576
  NTN                                                  14,000               107
  NTT Data                                                241             1,114
  NTT DoCoMo                                            2,503             3,884
  Obayashi                                            490,500             3,400
  Odakyu Electric Railway (B)                          81,800               520


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
  Oki Electric Industry (B)                           467,000        $    1,031
  Okumura (B)*                                        124,700               684
  Omron                                                61,500             1,432
  Onward Kashiyama*                                     9,000               126
  Oriental Land                                        36,000             2,063
  ORIX*                                                36,590             9,718
  Osaka Gas                                           764,500             2,816
  Pioneer (B)                                          39,700               760
  Q.P                                                  72,000               663
  Ricoh                                                78,200             1,537
  Rohm                                                  5,600               520
  Sankyo                                               12,000               650
  Santen Pharmaceutical                                 9,900               244
  Sanwa Shutter                                        22,000               126
  Sega Sammy Holdings                                  98,700             3,375
  Seiko Epson                                          41,400             1,140
  Seino Transportation*                                62,600               718
  Sekisui House                                        45,780               680
  SFCG*                                                 3,700               733
  Sharp                                                56,000             1,003
  Shimamura                                             5,200               513
  Shimizu                                             273,700             1,624
  Shin-Etsu Chemical                                   34,000             1,939
  Shinsei Bank                                        664,000             4,093
  Shizuoka Bank                                        84,400               967
  SMC                                                  14,700             1,967
  Softbank (B)                                        179,900             3,129
  Sompo Japan Insurance*                              106,200             1,404
  Sony                                                 23,500             1,018
  Stanley Electric                                     20,800               455
  Sumco*                                                2,900               193
  Sumitomo                                            315,200             4,265
  Sumitomo Bakelite (B)                                19,000               153
  Sumitomo Chemical                                   264,580             2,084
  Sumitomo Electric Industries                         49,000               633
  Sumitomo Forestry                                    35,600               337
  Sumitomo Heavy Industries                           271,000             2,343
  Sumitomo Metal Industries                           684,600             2,819
  Sumitomo Metal Mining                               118,200             1,668
  Sumitomo Mitsui Financial Group*                      1,438            16,184
  Sumitomo Realty & Development                        52,000             1,534
  Sumitomo Trust & Banking                             79,895               852
  Suzuken                                              13,900               519
  Suzuki Motor                                        102,400             2,628
  T&D Holdings*                                        38,400             2,852
  Taisei (B)                                          581,900             2,094
  Taiyo Nippon Sanso                                   80,000               698
  Takeda Pharmaceutical                                75,400             4,995
  Takefuji                                             18,240               984
  Tanabe Seiyaku                                       22,000               281
  TDK                                                  20,600             1,597
  Teijin                                               86,000               462
  Toda*                                               138,600               666
  Tokyo Broadcasting System                            34,300               771
  Tokyo Electric Power                                180,600             5,158
  Tokyo Electron                                       50,200             3,304
  Tokyo Gas (B)                                       516,700             2,753
  Tokyo Tatemono                                      104,200             1,128
  Tokyu                                               249,100             1,659
  Toray Industries                                     62,000               495
  Toshiba (B)                                         447,800             3,192
  Toyo Seikan Kaisha                                   52,800             1,076
  Toyo Suisan Kaisha                                   13,000               198
  Toyota Industries                                    14,700               613
  Toyota Motor                                        227,800            12,372
  Trend Micro                                          30,000               865
  Ushio*                                               24,600               554
  USS                                                   5,720               388

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
  West Japan Railway                                      200        $      854
  Yahoo! Japan                                          2,246               844
  Yamada Denki*                                        56,200             6,038
  Yamaha                                               11,700               243
  Yamaha Motor                                         23,100               616
  Yamato Transport                                     93,400             1,456
  Yamazaki Baking (B)*                                 13,000               135
  Zeon                                                  8,000                92
                                                                     ----------
                                                                        364,022
                                                                     ----------

LUXEMBOURG -- 0.1%
  Oriflame Cosmetics SDR                                1,900                66
  SES Global FDR                                       81,800             1,117
  SES Global FDR (Paris Exchange)                      36,186               507
                                                                     ----------
                                                                          1,690
                                                                     ----------

MEXICO -- 0.6%
  America Movil ADR, Ser L                            156,905             5,854
  Fomento Economico Mexicano ADR                       42,440             3,986
                                                                     ----------
                                                                          9,840
                                                                     ----------

NETHERLANDS -- 5.2%
  ABN AMRO Holding                                    291,306             8,300
  Aegon                                               228,067             4,070
  Akzo Nobel                                          138,307             7,960
  CSM                                                  45,928             1,402
  European Aeronautic Defense
    and Space                                          48,610             1,465
  Fugro*                                                1,763                78
  Heineken (B)                                         29,889             1,385
  Heineken Holding                                     27,136             1,088
  ING Groep                                           477,974            20,649
  Koninklijke Philips Electronics                      49,430             1,684
  Mittal Steel*                                       127,857             4,263
  OCE                                                  22,817               396
  Randstad Holdings                                    15,498               832
  Reed Elsevier (B)                                    36,657               587
  Royal Dutch Shell, Cl A                             358,177            12,375
  Royal Dutch Shell, Cl A (GBP) (B)                    78,872             2,731
  Royal Dutch Shell, Cl B                             117,317             4,195
  Royal KPN                                           336,410             4,147
  Royal Numico                                         11,600               538
  SBM Offshore*                                        23,500               644
  Unilever (B)                                        370,728             8,836
  Vedior*                                              34,400               636
                                                                     ----------
                                                                         88,261
                                                                     ----------

NEW ZEALAND -- 0.1%
  Fisher & Paykel Appliances
  Holdings                                             96,647               228
  Fletcher Building                                    26,709               151
  Telecom of New Zealand                              245,117               671
                                                                     ----------
                                                                          1,050
                                                                     ----------

NORWAY -- 0.8%
  DNB (B)                                             200,265             2,597
  Norsk Hydro                                         165,621             4,282
  Norske Skogindustrier                                89,028             1,359
  Orkla                                                19,119               940
  Statoil                                             135,700             3,670
  Storebrand                                           12,400               129
  Yara International (B)                               30,937               457
                                                                     ----------
                                                                         13,434
                                                                     ----------


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
PHILIPPINES -- 0.0%
  Philippine Long Distance Telephone                   11,900        $      448
                                                                     ----------

PORTUGAL -- 0.6%
  Banco Comercial Portugues                         1,075,607             3,304
  Banco Espirito Santo                                 44,100               677
  Brisa-Auto Estradas de Portugal                      70,700               728
  Cimpor Cimentos de Portugal                          15,904               108
  Energias de Portugal                                825,694             3,319
  Sonae                                             1,236,500             2,057
                                                                     ----------
                                                                         10,193
                                                                     ----------

SINGAPORE -- 0.8%
  CapitaLand                                          750,951             2,273
  DBS Group Holdings                                  109,500             1,253
  Flextronics International*                          107,100             1,264
  Fraser and Neave*                                   253,935               643
  Oversea-Chinese Banking                             179,700               737
  SembCorp Marine                                     138,000               303
  Singapore Airlines                                  121,618             1,021
  Singapore Exchange*                                 232,800               589
  Singapore Petroleum                                  62,000               191
  Singapore Telecommunications                      1,576,850             2,497
  United Overseas Bank                                253,100             2,511
  UOL Group                                             5,000                10
                                                                     ----------
                                                                         13,292
                                                                     ----------

SOUTH AFRICA -- 0.4%
  Harmony Gold Mining*                                 51,300               697
  Sanlam                                              379,530               798
  Sasol                                               145,376             5,041
                                                                     ----------
                                                                          6,536
                                                                     ----------

SOUTH KOREA -- 1.1%
  Honam Petrochemical                                  12,900               670
  Industrial Bank of Korea                             26,750               479
  INI Steel                                            29,790             1,061
  Kookmin Bank                                          9,600               777
  POSCO                                                 4,200             1,055
  Samsung Electronics                                   8,120             5,489
  Samsung Electronics GDR                              14,325             4,870
  Shinhan Financial Group                              90,300             4,071
                                                                     ----------
                                                                         18,472
                                                                     ----------

SPAIN -- 3.0%
  Acerinox (B)                                         21,850               411
  ACS Actividades Construcciones y
    Servicios                                         120,014             5,378
  Altadis                                              16,740               793
  Banco Bilbao Vizcaya Argentaria (B)                 440,063            10,049
  Banco Popular Espanol*                               45,000               706
  Banco Santander Central
    Hispano (B)                                       626,538             9,712
  Endesa                                              246,507             8,570
  Fomento de Construcciones y
    Contratas                                           4,227               330
  Iberdrola                                            59,922             2,223
  Inditex                                              11,679               526
  Repsol                                              282,245             8,107
  Sociedad General de Aguas de
    Barcelona                                           7,704               216

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
  Telefonica (B)                                      249,260        $    4,276
                                                                     ----------
                                                                         51,297
                                                                     ----------

SWEDEN -- 2.0%
  Assa Abloy, Cl B                                     30,700               539
  Atlas Copco, Cl A                                   193,830             4,998
  Boliden*                                              8,401               158
  D Carnegie                                           34,467               615
  Electrolux, Ser B                                    44,700               692
  Holmen, Cl B                                         43,100             1,808
  Nordea Bank                                         155,100             1,951
  Sandvik*                                             67,762               742
  Scania, Cl B                                         30,100             1,432
  Skandinaviska Enskilda Banken                       125,530             3,254
  SKF, Cl B (B)                                       101,702             1,455
  Ssab Svenskt Stal, Cl A*                              4,180                81
  Ssab Svenskt Stal, Cl B*                             49,300               900
  Svenska Cellulosa, Cl B                              35,137             1,508
  Svenska Handelsbanken, Cl A                          81,237             2,123
  Swedish Match                                        57,131               968
  Telefonaktiebolaget LM
    Ericsson, Cl B                                  1,737,924             5,791
  TeliaSonera                                         479,071             2,967
  Trelleborg, Cl B                                      7,049               137
  Volvo, Cl B                                          25,145             1,432
                                                                     ----------
                                                                         33,551
                                                                     ----------

SWITZERLAND -- 5.1%
  ABB                                                  72,189               957
  Adecco                                               12,613               736
  Compagnie Financiere
    Richemont, Cl A                                    64,631             3,072
  Credit Suisse Group                                 178,901             9,961
  Geberit                                                 600               698
  Givaudan                                                800               644
  Holcim                                              109,402             8,847
  Nestle (B)                                           40,190            13,797
  Novartis                                            307,587            17,525
  Phonak Holding                                       13,424               800
  Rieter Holding                                        1,362               586
  Roche Holding                                        55,937            10,294
  Serono, Cl B                                            352               245
  Sulzer                                                  900               728
  Swatch Group                                          5,233               206
  Swiss Reinsurance                                    48,886             3,723
  Swisscom                                              2,922               978
  UBS*                                                132,366             7,477
  Xstrata                                              90,950             4,079
  Zurich Financial Services                             7,989             1,818
                                                                     ----------
                                                                         87,171
                                                                     ----------

TAIWAN -- 0.5%
  Chunghwa Telecom ADR                                    461                 8
  Compal Electronics                                1,027,482               899
  HON HAI Precision Industry                          696,360             3,927
  HON HAI Precision Industry GDR                      102,595             1,175
  Taiwan Semiconductor
    Manufacturing                                     525,602               927
  Taiwan Semiconductor
    Manufacturing ADR (B)                             131,275             1,222
                                                                     ----------
                                                                          8,158
                                                                     ----------

THAILAND -- 0.0%
  PTT                                                 101,300               636
                                                                     ----------


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
UNITED KINGDOM -- 19.0%
  3i Group                                            112,062        $    2,028
  Aegis Group                                         414,400             1,007
  Alliance Boots                                       76,082             1,116
  Anglo American                                       80,411             3,475
  ARM Holdings                                         84,487               191
  AstraZeneca                                         219,698            14,225
  AstraZeneca (SEK)                                    55,554             3,591
  Aviva                                               347,787             4,882
  BAE Systems                                         587,500             4,140
  Balfour Beatty                                       21,462               152
  Barclays                                          1,009,138            12,621
  Barratt Developments                                 37,031               700
  Bellway                                               7,765               179
  Berkeley Group Holdings*                              3,818                93
  BG Group                                             47,200               616
  BHP Billiton                                        517,275             9,849
  Bovis Homes Group                                    11,695               186
  BP                                                1,613,813            18,326
  Brambles Industries                                  65,717               575
  British Airways*                                    259,371             2,026
  British American Tobacco                            383,925            10,516
  British Land                                        122,898             3,191
  Brixton                                              69,200               693
  BT Group                                             91,085               427
  Burberry Group                                       82,422               750
  Cadbury Schweppes                                   803,321             8,542
  Carnival                                             18,290               784
  Cattles                                             104,100               650
  Centrica                                            119,000               668
  Charter*                                            133,100             1,942
  Close Brothers Group                                 40,100               697
  Cookson Group                                       139,799             1,453
  Corus Group                                         242,060             1,806
  Diageo                                              323,260             5,749
  Drax Group*                                          73,777             1,263
  Emap                                                 18,396               251
  Enterprise Inns                                      33,507               653
  First Choice Holidays                                19,456                79
  Firstgroup                                           90,588               805
  FKI                                                 353,600               651
  Friends Provident                                   725,300             2,566
  Gallaher Group                                        6,080               105
  GKN                                                  33,523               194
  GlaxoSmithKline                                     574,161            16,251
  GUS                                                 108,975             2,022
  Hammerson                                            36,518               884
  Hanson                                              123,886             1,560
  Hays                                              1,777,364             4,606
  HBOS                                                501,609             9,570
  HSBC Holdings                                       954,346            17,300
  ICAP                                                 83,400               734
  Imperial Chemical Industries                         72,140               511
  Imperial Tobacco Group                              267,896             9,223
  Inchcape                                             49,915               471
  Intercontinental Hotels Group                       227,704             3,980
  International Power                                  38,587               233
  Investec*                                            12,400               632
  J Sainsbury                                         621,590             4,215
  Johnston Press                                      134,797             1,043
  Kingfisher                                          259,800             1,166
  Ladbrokes                                           281,346             2,046
  Land Securities Group                                17,600               634
  Legal & General Group                               414,010             1,036
  Liberty International                                 3,597                78
  Lloyds TSB Group                                    208,381             2,067
  LogicaCMG                                           363,400             1,077

--------------------------------------------------------------------------------
                                           Shares/Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
  London Stock Exchange Group                          76,978        $    1,688
  Man Group                                           254,400             2,043
  Marks & Spencer Group                               406,100             4,577
  Michael Page International                           15,496               102
  Mitchells & Butlers                                 327,400             3,487
  National Grid                                       342,286             4,154
  Northern Rock                                        39,328               834
  Pearson                                              42,545               605
  Persimmon                                            54,160             1,283
  Prudential                                            7,098                80
  Punch Taverns                                       138,018             2,427
  Reckitt Benckiser                                   124,438             5,160
  Reed Elsevier                                       487,678             5,227
  Rio Tinto                                           172,577             8,722
  Rolls-Royce Group*                                  160,313             1,330
  Royal & Sun Alliance Insurance Group                982,206             2,588
  Royal Bank of Scotland Group                        616,257            20,889
  SABMiller                                           100,615             1,980
  Schroders                                            29,700               514
  Scottish & Newcastle                                 66,843               700
  Scottish & Southern Energy                          125,561             2,876
  Scottish Power                                      784,938             9,265
  Smith & Nephew                                       63,900               553
  Smiths Group                                        120,581             1,973
  Stagecoach Group                                     67,541               149
  Standard Chartered                                   76,932             1,924
  Tate & Lyle                                           5,517                77
  Taylor Woodrow                                      291,410             1,901
  Tesco                                                89,200               640
  Tomkins                                              31,157               169
  Trinity Mirror                                       18,178               158
  Unilever                                             35,917               858
  United Business Media                                79,109               928
  United Utilities                                     34,243               447
  Vodafone Group                                    9,313,995            20,153
  Whitbread                                            84,138             1,959
  Wimpey George                                       212,288             2,023
  WPP Group                                            77,806               947
  Yell Group                                           58,700               592
                                                                     ----------
                                                                        321,734
                                                                     ----------

Total Common Stock
 (Cost $1,209,342) ($ Thousands)                                      1,496,611
                                                                     ----------

ASSET-BACKED SECURITIES -- 7.0%

MORTGAGE RELATED SECURITIES -- 7.0%
  ACE Securities,
    Ser 2003-NC1, Cl M (D)
    6.104%, 07/25/33                               $      600               602
  ACE Securities,
    Ser 2003-OP1, Cl M1 (D)
    6.024%, 12/25/33                                      250               251
  American Home Mortgage Investment Trust,
    Ser 2004-3, Cl 2A (D)
    3.590%, 10/25/34                                      998               992
  American Home Mortgage Investment Trust,
    Ser 2005-1, Cl 6A (D)
    5.294%, 06/25/45                                    5,680             5,605
  American Home Mortgage Investment Trust,
    Ser 2005-4, Cl 5A (D)
    5.350%, 11/25/45                                    2,104             2,076


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
  American Home Mortgage Investment Trust,
    Ser 2006-1, Cl 2A3 (D)
    5.277%, 12/25/35                               $    1,545        $    1,528
  Ameriquest Mortgage Securities,
    Ser 2003-2, Cl M1 (D)
    6.224%, 03/25/33                                      380               381
  Argent Securities,
    Ser 2003-W5, Cl M1 (D)
    6.024%, 10/25/33                                      250               253
  Argent Securities,
    Ser 2003-W9, Cl M1 (D)
    6.014%, 03/25/34                                      400               402
  Asset-Backed Funding Certificates,
    Ser 2005-AQ1, Cl A1B (G)
    4.250%, 06/25/35                                      387               386
  Asset-Backed Securities Home
    Equity Loan Trust,
    Ser 2003-HE5, Cl M1 (D)
    6.080%, 09/15/33                                      456               459
  Asset-Backed Securities Home Equity,
    Ser 2003-HE7, Cl M2 (D)
    7.080%, 12/15/33                                      205               210
  Banc of America Funding,
    Ser 2006-A, Cl 2A2 (D)
    5.485%, 02/20/36                                      237               236
  Banc of America Mortgage
    Securities, Ser 2004-10, Cl 2A1
    5.000%, 12/25/19                                      683               664
  Basic Asset Backed Securities Trust,
    Ser 2006-1, Cl A1 (D)
    5.404%, 04/25/35                                    3,770             3,770
  Bear Stearns NIM Trust,
    Ser 2005-AQ2N, Cl A1 (F)
    5.500%, 09/25/35                                       44                44
  Centex Home Equity,
    Ser 2004-D, Cl AV4 (D)
    5.624%, 11/25/31                                    1,450             1,450
  Chase Funding Mortgage Loan,
    Ser 2003-1, Cl 1A4
    4.119%, 02/25/29                                      666               662
  Chase Funding Mortgage Loan,
    Ser 2004-2, Cl 1A3
    4.209%, 09/25/26                                    1,075             1,068
  Cheyne High Grade,
    Ser 2004-1A, Cl AM1 (C) (D) (F)
    5.466%, 11/10/06                                      997               997
  Commodore,
    Ser 2003-2A, Cl A1MM (C) (D) (F)
    5.380%, 09/12/06                                      917               917
  Countrywide Alternative Loan Trust,
    Ser 2005-69, Cl M3 (D)
    6.474%, 12/25/35                                      225               228
  Countrywide Alternative Loan Trust,
    Ser 2005-IM1, Cl M3 (D)
    7.324%, 01/25/36                                      338               349
  Countrywide Alternative Loan Trust,
    Ser 2006-0A11, Cl M3 (D)
    5.754%, 06/30/36                                      456               456
  Countrywide Asset-Backed Certificates,
    Ser 2003-5, Cl MV2 (D)
    6.924%, 01/25/34                                      200               202

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
  Countrywide Asset-Backed Certificates,
    Ser 2004-11, Cl A2 (D)
    5.704%, 03/25/33                               $      639        $      640
  Countrywide Asset-Backed Certificates,
    Ser 2005-15, Cl 1AF1 (D)
    5.464%, 04/25/36                                    1,106             1,107
  Countrywide Asset-Backed Certificates,
    Ser 2006-IM1, Cl A1 (D)
    5.414%, 04/25/36                                    1,882             1,882
  Countrywide Home Equity Loan Trust,
    Ser 2006-D, Cl 2A (D)
    5.530%, 05/15/36                                    3,160             3,160
  Countrywide Home Loans,
    Ser 2004-22, Cl A1 (D)
    5.095%, 11/25/34                                      685               679
  Countrywide Home Loans,
    Ser 2006-HYB1, Cl 1A1 (D)
    5.401%, 03/20/36                                    1,187             1,180
  Countrywide Home Loans,
    Ser 2006-HYB2, Cl 1A1 (D)
    5.152%, 04/20/36                                    2,122             2,110
  Credit Suisse Asset-Backed
    Mortgage Trust,
    Ser 2006-1, Cl A1B (D)
    5.544%, 06/25/36                                    1,238             1,239
  DLSA Mortgage Loan Trust,
    Ser 2006-AR1, Cl M4 (D)
    6.065%, 03/30/36                                      221               222
  DSLA Mortgage Loan Trust,
    Ser 2004-AR4, Cl B1 (D)
    5.925%, 01/19/45                                      345               349
  DSLA Mortgage Loan Trust,
    Ser 2006-AR1, Cl M5 (D)
    6.135%, 03/30/36                                      140               141
  DSLA Mortgage Loan Trust,
    Ser 2006-AR1, Cl M7 (D)
    7.075%, 03/30/36                                      140               141
  Deustche Alternatives Securities
    Mortgage Loan Trust,
    Ser 2006-AB3, Cl A1 (D)
    6.250%, 06/30/36                                    1,914             1,919
  Duke Funding,
    Ser 2004-6B, Cl A1S1 (C) (D) (F)
    5.577%, 10/10/06                                    1,495             1,495
  First Franklin Mortgage Loan Asset,
    Ser 2004-FF10, Cl A2 (D)
    5.724%, 12/25/32                                      544               546
  First Franklin Mortgage Loan Asset,
    Ser 2005-FF4, Cl 2A3 (D)
    5.544%, 05/25/35                                    1,800             1,801
  First Franklin Mortgage Loan Asset,
    Ser 2005-FFA, Cl A2A (D)
    5.434%, 03/25/25                                       57                57
  First Franklin Mortgage Loan Asset,
    Ser 2005-FFH3, Cl 2A1 (D)
    5.454%, 09/25/35                                    2,056             2,056
  GMAC Matgage Loan Trust,
    Ser 2006-HE1, Cl A (D)
    5.534%, 11/25/36                                    4,900             4,901
  GMAC Mortgage Loan Trust,
    Ser 2004-GH1, Cl A1 (D)
    5.554%, 12/25/20                                      610               610


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
  GSAA Home Equity NIM Trust,
    Ser 2006-2, Cl 2A1 (D)
    5.424%, 12/25/35                               $    4,279        $    4,279
  GSAA Home Equity NIM Trust,
    Ser 2006-3N, Cl N1 (F)
    5.750%, 03/25/36                                       83                83
  GSAA Home Equity NIM Trust,
    Ser 2006-HE3N,  Cl N1 (F)
    5.500%, 05/25/36                                      118               118
  Greenpoint Mortgage Funding Trust,
    Ser 2006-AR1, Cl M3 (D)
    5.894%, 02/25/36                                      300               302
  HSI Asset Securitization Trust,
    Ser 2005-NC2, Cl M2A1 (D)
    5.454%, 08/25/35                                      834               834
  Home Equity Asset NIM Trust,
    Ser 2003-4, Cl M2 (D)
    7.224%, 10/25/33                                      355               358
  Home Equity Asset NIM Trust,
    Ser 2006-1N, Cl A (F)
    6.500%, 05/27/36                                      118               118
  Impac NIM Trust,
    Ser 2006-1, Cl N (F)
    6.000%, 03/25/36                                      134               134
  Indymac Mortgage Loan Trust,
    Ser 2004-AR6, Cl 1A (D)
    5.469%, 10/25/34                                      295               300
  Lehman Mortgage Trust,
    Ser 2006-4, Cl 4A1
    6.000%, 08/25/21                                    3,554             3,563
  Lehman XS Trust,
    Ser 2005-5N, Cl M4 (D)
    7.074%, 11/25/35                                      525               513
  Lehman XS Trust,
    Ser 2005-7N, Cl M51 (D)
    6.574%, 12/25/35                                      120               122
  Lehman XS Trust,
    Ser 2005-7N, Cl M71 (D)
    7.074%, 12/25/35                                      300               289
  Lehman XS Trust,
    Ser 2005-9N, Cl M4 (D)
    6.724%, 02/25/36                                      170               174
  Master Asset-Backed Securities Trust,
    Ser 2002-OPT1, Cl M1 (D)
    6.474%, 11/25/32                                      227               227
  Master Asset-Backed Securities Trust,
    Ser 2006-AB1, Cl A1 (D)
    5.464%, 02/25/36                                    4,005             4,005
  Merrill Lynch Mortgage Investors,
    Ser 2005-FN1N, Cl N1 (F)
    4.500%, 05/25/36                                      184               182
  Merrill Lynch Mortgage Investors,
    Ser 2005-HE2, Cl A2A (D)
    5.434%, 09/25/36                                      482               482
  Merrill Lynch Mortgage Trust,
    Ser 2006-1, Cl 1A1 (D)
    5.350%, 02/25/36                                    2,117             2,099
  Morgan Stanley,
    Ser 2003-NC10, Cl M1 (D)
    6.004%, 10/25/33                                      573               576
  New Century Home Equity Loan Trust,
    Ser 2004-A, Cl AII3 (D)
    4.450%, 08/25/34                                    1,349             1,334
  New Century Home Equity Loan Trust,
    Ser 2005-A, Cl A2 (G)
    4.461%, 08/25/35                                    3,000             2,969

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
  New Century Home Equity Loan Trust,
    Ser 2005-B, Cl A2A (D)
    5.444%, 10/25/35                               $    2,057        $    2,057
  Newcastle CDO Limited,
    Ser 2005-6A, Cl IM1 (C) (D) (F)
    5.346%, 09/25/06                                      399               399
  Nomura Asset Acceptance,
    Ser 2004-R1, Cl A1 (F)
    6.500%, 03/25/34                                      433               441
  Nomura Asset Acceptance,
    Ser 2004-R2, Cl A1 (D) (F)
    6.500%, 10/25/34                                      511               519
  Option One Mortgage Loan Trust,
    Ser 2003-5, Cl M1
    5.974%, 08/25/33                                      400               402
  Option One Mortgage Loan Trust,
    Ser 2006-1, Cl M10 (D) (F)
    7.824%, 01/25/36                                       60                52
  Option One Mortgage Loan Trust,
    Ser 2006-1, Cl M11 (D) (F)
    7.824%, 01/25/36                                      140               133
  Ownit Mortgage Loan,
    Ser 2006-1, Cl AF1 (G)
    5.424%, 12/25/36                                    1,355             1,346
  Park Place Securities NIM Trust,
    Ser 2004-MM1, Cl AM6 (C) (D) (F)
    5.354%, 09/25/06                                      974               974
  RMAC, Ser 2004-NS3A,
    Cl A1 (C) (D) (F)
    5.330%, 09/12/06                                      185               185
  Renaissance Home Equity Loan Trust,
    Ser 2004-2, Cl AF3 (G)
    4.464%, 07/25/34                                    1,544             1,533
  Residential Accredit Loans,
    Ser 2005-Q05, Cl M3 (D)
    6.124%, 01/25/46                                      399               407
  Residential Accredit Loans,
    Ser 2005-QA3, Cl NB2 (D)
    5.267%, 03/25/35                                    1,841             1,834
  Residential Accredit Loans,
    Ser 2006-Q01, Cl 2A3 (D)
    5.724%, 02/25/46                                      495               496
  Residential Asset Mortgage Products,
    Ser 2003-RS11, Cl MII1 (D)
    6.054%, 12/25/33                                      200               202
  Residential Asset Mortgage Products,
    Ser 2006-RZ1, Cl A1 (D)
    5.404%, 03/25/36                                    5,022             5,023
  Residential Asset Securities,
    Ser 2005-KS11, Cl AI1 (D)
    5.404%, 12/25/35                                    2,059             2,060
  Residential Asset Securities,
    Ser 2006- EMX2, Cl A1 (D)
    5.460%, 02/25/36                                    2,211             2,212
  Residential Asset Securities,
    Ser 2006-KS2, Cl A1 (D)
    5.394%, 03/25/36                                    3,793             3,794
  Residential Asset Securitization Trust,
    Ser 2004-IP2, Cl 3A1 (D)
    5.275%, 12/25/34                                    1,879             1,875
  Resmae Mortgage Loan Trust,
    Ser 2006-1, Cl A2A (C) (F)
    5.424%, 02/25/36                                    1,849             1,849


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
  Resmae Mortgage Loan Trust,
    Ser 2006-1, Cl A2B (D) (F)
    5.474%, 02/25/36                               $    1,400        $    1,400
  SB Finance NIM Trust,
    Ser 2006-KS4N, Cl N1 (F)
    7.500%, 06/25/36                                      130               130
  Saturn Ventures II (C) (D)
    5.466%, 09/07/06                                    1,605             1,605
  Sharps SP I LLC NIM Trust,
    Ser 2005-HE3N, Cl N (F)
    5.000%, 05/25/35                                      290               289
  Structured Adjustable Rate Mortgage Loan,
    Ser 2005-16 XS, Cl M2 (D)
    6.224%, 08/25/35                                      200               201
  Structured Asset Investment Loan Trust,
    Ser 2005-1, Cl A4 (D) (F)
    5.554%, 02/25/35                                    1,033             1,034
  Structured Asset Investment Loan Trust,
    Ser 2005-8, Cl A2 (D)
    5.454%, 10/25/35                                      624               624
  Structured Asset Securities,
    Ser 2005-NC1, Cl A2 (G)
    3.920%, 02/25/35                                      301               299
  Structured Asset Securities,
    Ser 2005-S1, Cl B3 (D) (F)
    7.824%, 03/25/35                                      250               243
  Structured Asset Securities,
    Ser 2005-WF1, Cl A2 (D)
    5.524%, 02/25/35                                    1,103             1,105
  TIAA Real Estate,
    Ser 2003-1A, Cl A1 (C) (D) (F)
    5.358%, 09/28/06                                    1,203             1,203
  Terwin Mortgage Trust,
    Ser 2006-5, Cl 1A2A (D)
    5.414%, 06/25/36                                    5,299             5,299
  Terwin Mortgage Trust,
    Ser 2006-6, Cl 2A1 (D)
    4.500%, 06/25/36                                      993               982
  Wells Fargo Home Equity Trust,
    Ser 2004-2, Cl A12 (D)
    3.450%, 06/25/19                                    1,325             1,314
  Wells Fargo Mortgage Backed Securities Trust,
    Ser 2004-I, Cl B1 (D)
    3.365%, 07/25/34                                      287               292
  Whitehawk CDO Funding,
    Ser 2004-1A, Cl AMME (C) (D) (F)
    5.349%, 09/15/06                                      299               299
  Witherspoon CDO
    Funding (C) (D) (F)
    5.340%, 09/15/06                                    1,395             1,395
                                                                     ----------

Total Asset-Backed Securities
 (Cost $118,922) ($ Thousands)                                          118,991
                                                                     ----------

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (D) -- 5.2%

  FHLMC (K)
    5.572%, 10/01/35                                      787               784
  FNMA (K)
    5.524%, 01/01/36                                      783               782
  FNMA 15 Year
    5.500%, 01/01/21                                    1,028             1,025
    5.500%, 01/01/21                                    1,033             1,030
    5.500%, 03/01/21                                       13                13

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
    5.500%, 04/01/21                               $       26        $       26
    5.500%, 04/01/21                                       12                12
    5.500%, 05/01/21                                       16                16
    5.500%, 06/01/21                                       13                13
    5.500%, 06/01/21                                       15                15
    5.500%, 06/01/21                                       18                18
    5.500%, 07/01/21                                       25                25
  FNMA 15 Year TBA
    5.500%, 10/15/18                                   15,000            14,939
    5.500%, 07/01/21                                   18,200            18,006
    5.500%, 09/01/21                                    1,000               996
    5.000%, 07/01/21                                    2,000             1,943
  FNMA 30 Year TBA
    6.500%, 09/13/36                                    4,000             4,060
    6.000%, 09/01/32                                    1,000             1,001
    5.500%, 09/01/33                                   37,100            36,404
  GNMA
    5.625%, 02/20/34                                    1,006             1,009
    5.250%, 08/20/34                                      269               269
    4.500%, 05/20/34 to 06/20/36                          902               903
    3.750%, 12/20/33                                    2,516             2,484
  GNMA (G) (K)
    4.500%, 06/20/34                                      759               759
  GNMA (K)
    4.500%, 03/20/36                                      584               581
    4.000%, 06/20/35 to 02/20/36                        1,292             1,286
                                                                     ----------
Total U.S. Government Mortgage-Backed Obligations
 (Cost $87,798) ($ Thousands)                                            88,399
                                                                     ----------

CORPORATE OBLIGATIONS -- 4.5%

CONSUMER DISCRETIONARY -- 0.1%
  Comcast
    5.300%, 01/15/14                                      530               511
  Cox Communications
    4.625%, 06/01/13                                      425               392
  Gannett
    5.750%, 06/01/11                                      195               196
  Harrahs Operating
    5.500%, 07/01/10                                      425               420
  Omnicon Group
    5.900%, 04/15/16                                      235               234
  Time Warner
    6.875%, 05/01/12                                      425               445
                                                                     ----------
                                                                          2,198
                                                                     ----------

ENERGY -- 0.1%
  Dominion Resources
    4.750%, 12/15/10                                      285               276
  Exelon Generation
    6.950%, 06/15/11                                      425               449
  Kinder Morgan Energy Partners
    5.000%, 12/15/13                                      425               402
                                                                     ----------
                                                                          1,127
                                                                     ----------

FINANCIALS -- 4.2%
  Aetna
    5.750%, 06/15/11                                      425               431

  Allstate Life Global Funding II
    MTN (C) (D) (F)
    5.350%, 09/15/06                                      917               917
  American General
    Finance (C) (D) (F)
    5.360%, 09/15/06                                    2,890             2,890


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
  Bear Stearns EXL (C) (D)
    5.370%, 09/15/06                               $    3,548        $    3,548
  Cit Group
    5.000%, 02/13/14                                      565               542
  Countrywide Financial Services MTN, (C) (D)
    5.560%, 09/27/06                                    1,196             1,196
  Countrywide Financial Services MTN,
    Ser A (C) (D)
    5.548%, 11/03/06                                    2,093             2,093
    5.380%, 09/13/06                                    3,688             3,688
  Credit Suisse First Boston USA
    6.500%, 01/15/12                                      285               299
  Dekabank (C) (D) (F)
    5.490%, 10/19/06                                    3,688             3,688
  Genworth Financial
    5.750%, 06/15/14                                      425               431
  Glitnir Bank (C) (D) (F)
    5.456%, 09/07/06                                    2,990             2,990
  Goldman Sachs
    5.500%, 11/15/14                                      845               839
  HSBC Finance
    6.375%, 10/15/11                                      425               442
  Irish Life & Permanent MTN,
    Ser X (C) (D) (F)
    5.365%, 09/21/06                                    2,651             2,651
  Islandsbanki (C) (D) (F)
    5.376%, 09/22/06                                    1,694             1,694
  Istar Financial +
    5.875%, 03/15/16                                      285               282
  JPMorgan Chase
    5.125%, 09/15/14                                      425               414
  Jackson National Life
    Funding (C) (D) (F)
    5.402%, 09/01/06                                    4,386             4,386
  Kaupthing Bank MTN (C) (D) (F)
    5.385%, 09/20/06                                    4,984             4,984
  Landsbanki Islands (C) (D) (F)
    5.410%, 09/15/06                                    3,787             3,787
  Lehman Brothers Holdings
    5.500%, 04/04/16                                      425               420
  Merrill Lynch
    6.050%, 05/16/16                                      425               438
  Morgan Stanley
    4.750%, 04/01/14                                      425               402
  Morgan Stanley EXL (C) (D)
    5.456%, 09/05/06                                      698               698
  Morgan Stanley EXL,
    Ser S (C) (D)
    5.410%, 09/05/06                                      997               997
  Natexis Banques (C) (D) (F)
    5.310%, 09/15/06                                    1,944             1,943
  Nationwide Building
    Society (C) (D) (F)
    5.550%, 09/28/06                                    1,096             1,096
    5.436%, 09/07/06                                    1,993             1,993
  Nordbank (C) (D) (F)
    5.354%, 09/25/06                                    3,389             3,388
  Northern Rock (C) (D) (F)
    5.430%, 09/05/06                                    2,053             2,053
  Pacific Life Global
    Funding (C) (D) (F)
    5.350%, 09/13/06                                    1,495             1,495
  Premium Asset Trust,
    Ser 2004-10 (C) (D) (F)
    5.370%, 09/15/06                                    2,791             2,791

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                              ($ Thousands)/Shares      ($ Thousands)
--------------------------------------------------------------------------------
  Residential Capital
    6.875%, 06/30/15                               $       75        $       78
    6.500%, 04/17/13                                    1,115             1,125
    6.000%, 02/22/11                                      200               199
  SLM EXL, Ser S (C) (D) (F)
    5.330%, 09/15/06                                    2,193             2,193
  Shinsei Finance Cayman (D) (F)
    6.418%, 01/29/49                                      490               484
  Sigma Finance MTN (C) (F)
    4.745%, 11/09/06                                    1,076             1,076
  Simon Property Group
    5.750%, 12/01/15                                      285               285
    5.600%, 09/01/11                                      240               241
  Skandinav Enskilda Bank (C) (D) (F)
    5.320%, 09/18/06                                    2,193             2,193
  Stanfield Victoria MTN (C)
    5.445%, 06/11/07                                    1,993             1,993
  Wachovia
    4.875%, 02/15/14                                      285               273
  Washington Mutual Preferred
    Funding (D) (F)
    6.534%, 03/15/49                                      500               489
                                                                     ----------
                                                                         70,535
                                                                     ----------

HEALTH CARE -- 0.1%
  Teva Pharmaceutical
    5.550%, 02/01/16                                      425               413
  Wellpoint
    6.800%, 08/01/12                                      285               302
                                                                     ----------
                                                                            715
                                                                     ----------

INDUSTRIALS -- 0.0%
  Lafarge
    6.150%, 07/15/11                                      255               259
                                                                     ----------

TELECOMMUNICATION SERVICES -- 0.0%
  Embarq
    6.738%, 06/01/13                                      425               434
                                                                     ----------

Total Corporate Obligations
 (Cost $75,029) ($ Thousands)                                            75,268
                                                                     ----------

CASH EQUIVALENT -- 1.5%
  SEI Daily Income Trust, Prime
    Obligations Fund,
    Cl A, 5.330% **++                              25,684,216            25,684
                                                                     ----------
Total Cash Equivalent
 (Cost $25,684) ($ Thousands)                                            25,684
                                                                     ----------

COMMERCIAL PAPER (C) (E)-- 1.4%
  Adirondack
    5.316%, 09/08/06                                    1,993             1,991
  Altius I Funding
    5.316%, 09/08/06                                    1,395             1,394
  Broadhollow Funding
    5.315%, 09/07/06                                      997               996
    5.314%, 09/06/06                                    1,515             1,514

  Elysian Funding LLC
    5.451%, 11/27/06                                    1,789             1,766
    5.360%, 09/01/06                                    3,472             3,472
  KKR Pacific Funding Trust
    5.330%, 09/27/06                                       80                79


--------------------------------------------------------------------------------

       SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                  Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
  Lakeside Funding
    5.370%, 09/08/06                               $    1,155        $    1,155
  Main Street Warehouse Funding
    5.315%, 09/20/06                                    2,691             2,684
  Rams Funding
    5.314%, 09/19/06                                      997               994
  Rhineland Funding Capital
    5.494%, 10/12/06                                      997               991
    5.313%, 09/05/06                                    5,043             5,040
  Thornburg Mortgage Capital Resource
    5.315%, 09/07/06                                    1,993             1,992
                                                                     ----------
Total Commercial Paper
 (Cost $24,068) ($ Thousands)                                            24,068
                                                                     ----------

U.S. TREASURY OBLIGATIONS (E) -- 1.1%
  U.S. Treasury Bills (A)
      5.222%, 09/28/06                                    350               349
      5.136%, 09/21/06                                    300               299
      5.058%, 11/09/06                                    850               842
      5.054%, 10/19/06                                    650               646
      5.043%, 10/12/06                                  1,100             1,094
      5.039%, 10/05/06                                    900               896
      4.983%, 11/24/06                                  2,483             2,455
      4.952%, 10/26/06                                    100                99
      4.943%, 09/07/06                                    450               450
      4.891%, 09/14/06                                    350               349
  U.S. Treasury Inflationary Index Notes
      3.875%, 04/15/29 (A)                                135               175
      2.375%, 04/15/11                                 10,200            10,241
                                                                     ----------
Total U.S. Treasury Obligations
 (Cost $17,874) ($ Thousands)                                            17,895
                                                                     ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.7%
  FHLMC CMO STRIPS,
    Ser 232, Cl IO, IO
    5.000%, 08/01/35                                    1,200               297
  FHLMC CMO STRIPS,
    Ser 233, Cl 12, IO
    5.000%, 09/15/35                                    1,519               365
  FHLMC DN (A) (H)
    5.081%, 10/23/06                                      225               223
    5.050%, 11/14/06                                      500               495
  FNMA CMO STRIPS,
    Ser 2006-10, Cl FD (G)
    5.674%, 03/25/36                                    2,059             2,054
  FNMA CMO STRIPS,
    Ser 359, Cl 6, IO
    5.000%, 11/01/35                                      548               136
  FNMA CMO STRIPS,
    Ser 360, Cl 2, IO
    5.000%, 08/01/35                                    7,768             1,925
  FNMA DN (A) (H)
    5.394%, 12/06/06                                      100                99
    5.329%, 11/30/06                                       40                40
    5.205%, 03/30/07                                       50                49
    5.160%, 02/07/07                                       75                73
    5.150%, 11/08/06                                    5,340             5,288
                                                                     ----------
Total U.S. Government Agency Obligations
 (Cost $11,032) ($ Thousands)                                            11,044
                                                                     ----------

--------------------------------------------------------------------------------
                                           Shares/Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

PREFERRED STOCK -- 0.6%
BRAZIL -- 0.1%
  Petroleo Brasileiro                                  78,200        $    1,585
  Usinas Siderurgicas de Minas
    Gerais, Cl A                                       29,000               916
                                                                     ----------
                                                                          2,501
                                                                     ----------

GERMANY -- 0.4%
  Fresenius Medical Care                                1,332               163
  Porsche                                               4,845             4,963
  ProSiebenSat.1 Media                                 23,500               630
  Volkswagen                                            3,380               192
                                                                     ----------
                                                                          5,948
                                                                     ----------

UNITED KINGDOM -- 0.1%
  Scottish Power, Cl B                                264,904             1,827
                                                                     ----------
Total Preferred Stock
 (Cost $7,246) ($ Thousands)                                             10,276
                                                                     ----------

MASTER NOTE (C)-- 0.3%

  Bank of America
    5.383%, 09/01/06                               $    4,983             4,983
                                                                     ----------
Total Master Note
 (Cost $4,983) ($ Thousands)                                              4,983
                                                                     ----------

CERTIFICATES OF DEPOSIT (C)-- 0.2%

  Barclays Bank
    5.440%, 06/11/07                                      997               997
  CC USA
    5.520%, 06/18/07                                    1,993             1,993
  U.S. Trust Company of New York
    5.370%, 09/13/06                                      797               797
                                                                     ----------
Total Certificates of Deposit
 (Cost $3,787) ($ Thousands)                                              3,787
                                                                     ----------

EQUITY LINKED WARRANTS -- 0.2%

  High Tech Computer*                                 133,344             3,365
  Swisscom*                                             2,922                 7
                                                                     ----------
Total Equity Linked Warrants
 (Cost $1,487) ($ Thousands)                                              3,372
                                                                     ----------

TIME DEPOSIT (C) -- 0.1%

  National City
    5.260%, 09/01/06                                    1,965             1,965
                                                                     ----------
Total Time Deposit
 (Cost $1,965) ($ Thousands)                                              1,965
                                                                     ----------

EXCHANGE TRADED FUND -- 0.0%

  iShares MSCI EAFE Index Fund*                         4,300               291
                                                                     ----------
Total Exchange Traded Fund
 (Cost $253) ($ Thousands)                                                  291
                                                                     ----------


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                   Contracts/
                                                  Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
PURCHASED OPTIONS -- 0.0%

  120 Day Euro Futures Call, Expires
    12/16/06, Strike Price $95*                            90        $       53
  90 Day Euro Futures Put, Expires
    10/14/06, Strike Price $94.375*                        37                --
                                                                     ----------
Total Purchased Options
 (Cost $73) ($ Thousands)                                                    53
                                                                     ----------

                                                    Number of
                                                       Rights
                                                   ----------

RIGHTS -- 0.0%

  Henderson Land Development (J)*                      14,469                --
  Sun Hung Kai Properties (J)*                         83,000                --
                                                                     ----------
Total Rights
 (Cost $--) ($ Thousands)                                                    --
                                                                     ----------

REPURCHASE AGREEMENTS (C)(I) -- 0.9%

Barclays Capital
  5.270%, dated 08/31/06, to
  be repurchased on 09/01/06,
  repurchase price $3,464,015
  (collateralized by U.S.
  Government Obligations,
  ranging in par value
  $313,266-$2,235,979,
  0.000%-6.625%,
  07/24/07-05/09/16; with total
  market value $3,532,788)                         $    3,464             3,464
Lehman Brothers
  5.260%, dated 08/31/06, to
  be repurchased on 09/01/06,
  repurchase price $11,542,273
  (collateralized by U.S.
  Government Obligations,
  ranging in par value
  $757,101-$1,789,812,
  0.000%-6.000%,
  09/19/06-08/19/11; with total
  market value $11,771,409)                            11,541            11,541
                                                                     ----------
Total Repurchase Agreements
 (Cost $15,005) ($ Thousands)                                            15,005
                                                                     ----------
Total Investments -- 112.1%
 (Cost $1,604,548) ($ Thousands) @                                   1,897,692
                                                                     ==========

WRITTEN OPTIONS -- 0.0%

  120 Day Euro Futures Call, Expires
    12/15/06, Strike Price $95                            (90)              (43)
  120 Day Euro Futures Put, Expires
    10/14/06, Strike Price $94.50                         (37)               --
                                                                     ----------

Total Written Options
 (Premiums Received $(65)) ($ Thousands)                                    (43)
                                                                     ----------

Reverse Repurchase Agreements -- A summary of the outstanding reverse repurchase agreements held by the Fund at August 31, 2006, is as follows:

PRINCIPAL
AMOUNT                                                                     VALUE
($ THOUSANDS)                      COUNTERPARTY                    ($ THOUSANDS)
--------------------------------------------------------------------------------
                                   Bear Stearns
        $3,002                   5.140%, 12/31/50                        $3,002
                                   Bear Stearns
         2,590                   5.200%, 12/31/50                         2,590
                                   Bear Stearns
         1,694                   5.160%, 12/31/50                         1,694
                                   Bear Stearns
           764                   5.220%, 12/31/06                           764
                                  Merrill Lynch
         6,173                   5.530%, 09/06/06                         6,173
                                   Bear Stearns
        44,074                   5.324%, 09/21/06                        44,074

Futures -- A summary of the open futures contracts held by the Fund at August 31, 2006, is as follows:

                                                                      UNREALIZED
                                                                    APPRECIATION
                          NUMBER OF        EXPIRATION             (DEPRECIATION)
TYPE OF CONTRACT          CONTRACTS              DATE              ($ THOUSANDS)
--------------------------------------------------------------------------------
90-Day Euro$                   (42)          Mar-2010             $         (22)
90-Day Euro$                   (38)          Mar-2011                       (24)
90-Day Euro$                   (49)          Mar-2007                        --
90-Day Euro$                   (49)          Mar-2008                       (35)
90-Day Euro$                   (43)          Mar-2009                       (27)
90-Day Euro$                   (46)          Jun-2010                       (24)
90-Day Euro$                    (2)          Jun-2011                        (1)
90-Day Euro$                   (71)          Jun-2007                       (33)
90-Day Euro$                   (44)          Jun-2008                       (31)
90-Day Euro$                   (43)          Jun-2009                       (25)
90-Day Euro$                   (46)          Sep-2010                       (23)
90-Day Euro$                   (49)          Sep-2006                        15
90-Day Euro$                   (49)          Sep-2007                       (24)
90-Day Euro$                   (43)          Sep-2008                       (29)
90-Day Euro$                   (43)          Sep-2009                       (24)
90-Day Euro$                   (46)          Dec-2010                       (23)
90-Day Euro$                   (27)          Dec-2006                        12
90-Day Euro$                   (49)          Dec-2007                       (33)
90-Day Euro$                   (43)          Dec-2008                       (29)
90-Day Euro$                   (43)          Dec-2009                       (23)
Amsterdam Exchange
  Index                         44           Sep-2006                        44
CAC 40 10 Euro                 177           Sep-2006                        17
DAX Index                       60           Sep-2006                       984
DJ Euro Stoxx                  165           Sep-2006                       306
U.S. 10-Year Note              (11)          Dec-2006                        (4)
DJ Euro Stoxx                  201           Sep-2006                       382
Euro-Bund                      (24)          Sep-2006                       (30)
FTSE 100 Index                 320           Sep-2006                     1,732
FTSE 100 Index                  61           Sep-2006                        83
Hang Seng Index                 19           Sep-2006                        46
Hang Seng Index                 10           Sep-2006                        25
IBEX 35 Plus Index              28           Sep-2006                        21
MSCI Singapore
  Index                         23           Sep-2006                        13
OMX Index                      412           Sep-2006                        82
S&P/MIB Index                   23           Sep-2006                       458
SPI 200 Index                   75           Sep-2006                       466
SPI 200 Index                   37           Sep-2006                        32
Topix Index                    202           Sep-2006                     1,003
Topix Index                     96           Sep-2006                       635
U.S. 2-Year Note               (11)          Dec-2006                        (4)


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
August 31, 2006

                                                                      UNREALIZED
                                                                    APPRECIATION
                          NUMBER OF        EXPIRATION             (DEPRECIATION)
TYPE OF CONTRACT          CONTRACTS              DATE              ($ THOUSANDS)
--------------------------------------------------------------------------------
U.S. 5-Year Note              (163)          Dec-2006                       (44)
U.S. 5-Year Note                (8)          Dec-2006                        (1)
U.S. 10-Year Note              (40)          Sep-2006                       (70)
U.S. Long Treasury
  Bond                         (10)          Dec-2006                        (5)
                                                                  --------------
                                                                        $ 5,768
                                                                  ==============

Forward Foreign Currency -- A summary of the outstanding forward foreign currency contracts held by the Fund at August 31, 2006 is as follows:

                                                                      UNREALIZED
                           CURRENCY TO             CURRENCY TO      APPRECIATION
                               DELIVER                 RECEIVE    (DEPRECIATION)
MATURITY DATES             (THOUSANDS)             (THOUSANDS)     ($ THOUSANDS)
--------------------------------------------------------------------------------
9/21/2006          USD          40,270     AUD          53,263    $         384
9/21/2006          USD          19,342     CHF          23,925               98
9/21/2006          USD           4,594     DKK          26,851               18
9/21/2006          USD          12,536     GBP           6,644              103
9/21/2006          HKD          40,881     USD           5,259               (1)
9/21/2006          JPY       1,148,790     USD           9,824                7
9/21/2006          EUR           9,582     USD          12,230              (47)
9/21/2006          ZAR          46,680     USD           6,474                4
9/21/2006          MXP         102,663     USD           9,353              (51)
9/25/2006          USD           5,365     AUD           7,031                1
9/25/2006          USD           7,711     CHF           9,484               (1)
9/25/2006          USD             895     DKK           5,202               (2)
9/25/2006          USD          34,966     EUR          27,242              (54)
9/25/2006          USD          26,955     GBP          14,263              180
9/25/2006          USD          25,342     JPY       2,939,689             (206)
9/25/2006          USD             837     NOK           5,245               (4)
9/25/2006          USD           2,648     SEK          18,965              (21)
9/25/2006          USD             633     SGD             996               --
1/23/2007          JPY         472,000     NZD           6,406               54
2/21/2007          CHF           4,900     GBP           2,127               10
2/21/2007          JPY         468,000     GBP           2,157               25
2/21/2007          JPY         468,000     NZD           6,464              104
2/21/2007          JPY         468,000     NZD           4,085               --
                                                                  --------------
                                                                  $         601
                                                                  ==============


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
August 31, 2006

Swaps -- A summary of outstanding swap agreements held by the Fund at August 31, 2006, is as follows:

---------------------------------------------------------------------------------------------------------
                                           TOTAL RETURN SWAPS
---------------------------------------------------------------------------------------------------------
                                                                                           NET UNREALIZED
                                                                              NOTIONAL       APPRECIATION
                                                            EXPIRATION          AMOUNT     (DEPRECIATION)
DESCRIPTION                                                       DATE     (THOUSANDS)      ($ THOUSANDS)
---------------------------------------------------------------------------------------------------------
Fund receives payment on the monthly reset spread from
Banc of America -- CMBS AAA 10YR Index times the
notional amount. Fund receives payment if the return on
the spread appreciates over the payment period, and
pays if the return on the spread depreciates over the
payment period (Counterparty: Bank of America)                02/27/07          16,000             $ (19)

Fund receives payment on the monthly reset spread from
Banc of America -- CMBS BBB Index plus 25 basis points
times the notional amount. Fund receives payment if the
return on the spread appreciates over the payment
period, and pays if the return on the spread
depreciates over the payment period (Counterparty: Bank
of America)                                                   10/31/06           4,000                (2)

Fund receives payment on the monthly reset spread from
Lehman Brothers -- CMBS AAA Index times the notional
amount. Fund receives payment if the return on the
spread appreciates over the payment period, and pays if
the return on the spread depreciates over the payment
period (Counterparty: Goldman Sachs)                          09/01/06          13,000                (5)

Fund receives payment on the monthly reset spread from
Swiss Market Index -- CHF 3M RTI Libor plus 32 basis
points. Fund receives payment if the return on the
spread appreciates over the payment period, and pays if
the return on the spread depreciates over the payment
period (Counterparty: Goldman Sachs)                          01/17/07           8,400               426
                                                                                           --------------
                                                                                                   $ 371
                                                                                           ==============

---------------------------------------------------------------------------------------------------------
                                          CREDIT DEFAULT SWAPS
---------------------------------------------------------------------------------------------------------
Fund receives monthly payment of 0.54% per annum times
the notional amount of the ABX.HE.A Index. Upon a
defined credit event, Fund pays the notional amount and
takes receipt of the defined deliverable obligation
(Counterparty: JPMorgan Chase)                                07/25/45           6,500             $  20

Fund receives monthly payment of 0.54% per annum times
the notional amount of the ABX.HE.A Index. Upon a
defined credit event, Fund pays the notional amount and
takes receipt of the defined deliverable obligation
(Counterparty: JPMorgan Chase)                                07/25/45           6,000                18
                                                                                           --------------
                                                                                                   $  38
                                                                                           ==============


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
August 31, 2006

Percentages are based on Net Assets of $1,692,241 ($ Thousands).

* Non-Income Producing Security

** Rate shown is the 7-day effective yield as of August 31, 2006.

+ Real Estate Investment Trust.

++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B) This security or a partial position of this security is on loan at August 31, 2006. The total value of securities on loan at August 31, 2006 was $115,397 ($ Thousands).

(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of August 31, 2006 was $121,701 ($ Thousands).

(D) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2006.

(E) The rate reported is the effective yield at time of purchase.

(F) This security was sold within the terms of private placement memorandum, exempt from registration under Section 3A-4, 4(2), or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(G) Step Bond -- The rate reflected on the Schedule of Investments is the effective yield on August 31, 2006. The coupon on a step bond changes on a specified date.

(H) Zero coupon security -- The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(I) Tri-Party Repurchase Agreement.

(J) These rights do not have expiration dates.

(K) Security, or portion of this security, has been pledged as collateral on open swap contracts. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ADR -- American Depositary Receipt
AUD -- Australian Dollar
CDO -- Collateralized Debt Obligation
CHF -- Swiss Franc
Cl -- Class
CMBS -- Commercial Mortgage-Backed Securities
CMO -- Collateralized Mortgage Obligation
DKK -- Danish Krone
DN -- Discount Note
EUR -- Euro
EXL -- Extendable Maturity
FDR -- Foreign Depositary Receipt
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GBP -- British Pound Sterling
GDR -- Global Depositary Receipt
GNMA -- Government National Mortgage Association
HKD -- Hong Kong Dollar
IO -- Interest Only
JPY -- Japanese Yen
LLC -- Limited Liability Company
MTN -- Medium Term Note
MXP -- Mexican Peso
NIM -- Net Interest Margin
NOK -- Norwegian Krone
NZD -- New Zealand Dollar
SDR -- Swedish Depositary Receipt
SEK -- Swedish Krona
Ser -- Series
SGD -- Singapore Dollar
STRIPS -- Separately Traded Registered Interest and Principal Securities TBA -- To Be Announced
USD -- United States Dollar
ZAR -- South African Rand

Amounts designated as "--" are zero or have been rounded to zero.

@ At August 31, 2006, the tax basis cost of the Fund's investments was $1,604,548 ($ Thousands), and the unrealized appreciation and depreciation were $312,430 ($ Thousands) and $(19,286) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)


World Equity Ex-US Fund
August 31, 2006

------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares   ($ Thousands)
------------------------------------------------------------------------------
COMMON STOCK -- 80.9%
AUSTRALIA -- 1.7%
 Amcor                                                  54,843      $      281
 Australia & New Zealand Banking
  Group                                                 52,847           1,100
 Babcock & Brown (B)                                    41,808             642
 BHP Billiton                                           26,870             568
 BlueScope Steel                                       174,661             906
 Brambles Industries (B)                                10,314              94
 Cochlear                                                6,512             250
 Computershare                                          51,000             304
 CSR                                                    16,787              40
 Foster's Group                                        117,367             533
 Futuris                                               200,600             328
 GPT Group                                              58,856             205
 Insurance Australia Group                             100,509             412
 Macquarie Airports                                    861,693           1,961
 Macquarie Bank                                         11,089             549
 Macquarie Infrastructure Group                         24,040              58
 Mayne Pharma                                          121,728             285
 National Australia Bank                                11,037             306
 Newcrest Mining                                        20,900             311
 OneSteel (B)                                           62,562             204
 Orica                                                  17,100             293
 Pacific Brands                                         11,281              21
 PaperlinX                                             116,600             306
 Promina Group                                          64,506             290
 Qantas Airways                                        203,891             536
 QBE Insurance Group                                   227,626           4,148
 Rinker Group                                           75,801             799
 Rio Tinto (B)                                          12,220             681
 Santos                                                 49,893             426
 Sydney Roads Group*                                     8,013               6
 Telstra (B)                                           122,740             337
 Westpac Banking                                        18,200             325
 Woolworths                                             62,488             988
 WorleyParsons                                          39,767             549
                                                                   -----------
                                                                        19,042
                                                                   -----------
AUSTRIA -- 0.4%
 Andritz                                                   207              33
 Boehler-Uddeholm                                        7,672             412
 Erste Bank der Oesterreichischen
  Sparkassen                                             3,790             229
 Flughafen Wien*                                         4,000             324
 IMMOFINANZ Immobilien Anlagen*                          4,241              49
 OMV                                                    25,239           1,345
 Raiffeisen International Bank
  Holding                                                2,869             258
 Voestalpine (B)                                        49,200           1,863
                                                                   -----------
                                                                         4,513
                                                                   -----------
BELGIUM -- 0.8%
 Bekaert                                                 3,300             323
 Compagnie Maritime Belge                                9,900             335
 Delhaize Group                                          5,962             454
 Dexia                                                  35,607             914
 Fortis                                                107,323           4,173
 Fortis (Netherlands Line)                               9,761             380
 KBC Groep                                              10,608           1,141
 Solvay                                                  1,463             177
 UCB                                                     8,143             477

------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares   ($ Thousands)
------------------------------------------------------------------------------
 Umicore                                                 2,400      $      349
                                                                   -----------
                                                                         8,723
                                                                   -----------
BERMUDA -- 0.0%
 SeaDrill*                                               2,892              37
                                                                   -----------
BRAZIL -- 1.2%
 Cia Brasileira de Distribuicao Grupo
 Pao de Acucar ADR                                      65,687           1,810
 Cia de Saneamento Basico do
  Estado de Sao Paulo                                1,320,000             145
 Cia Vale do Rio Doce ADR                               97,195           2,084
 Gerdau ADR                                             53,325             774
 Petroleo Brasileiro ADR                                23,724           2,127
 Tim Participacoes ADR (B)                              82,357           2,417
 Uniao de Bancos Brasileiros GDR                        33,930           2,455
 Vivo Participacoes ADR                                525,996           1,683
                                                                   -----------
                                                                        13,495
                                                                   -----------
CANADA -- 4.1%
 Abitibi-Consolidated (B)                               23,200              63
 Alcan                                                  61,500           2,755
 Algoma Steel                                            6,500             216
 Bank of Montreal (B)                                    4,200             253
 Bank of Nova Scotia (B)                                29,100           1,240
 Barrick Gold                                           12,600             421
 Barrick Gold (USD)                                     18,900             633
 Brookfield Asset Management, Cl A                       7,450             332
 Brookfield Properties                                     800              28
 Cameco                                                 34,169           1,393
 Canadian Imperial Bank of
  Commerce (B)                                           8,300             601
 Canadian National Railway                              21,400             909
 Canadian Natural Resources                             48,700           2,547
 Canadian Pacific Railway                               11,600             568
 Canadian Tire, Cl A (B)                                11,800             737
 Celestica*                                             50,700             484
 EnCana                                                 12,500             653
 Ensign Resource Service Group*                         10,413             214
 Finning International                                   5,900             211
 George Weston                                             600              42
 Goldcorp                                               10,500             289
 Husky Energy (B)                                       28,800           1,985
 Inco                                                    4,000             311
 IPSCO                                                  13,100           1,202
 Kinross Gold*                                          50,900             711
 Manulife Financial (B)                                 15,000             487
 Methanex                                               31,500             748
 Metro, Cl A                                            35,900           1,016
 National Bank of Canada (B)                            36,400           1,967
 Nexen                                                  36,100           2,095
 Onex                                                    2,200              49
 Potash Saskatchewan (B)                                11,500           1,126
 Precision Drilling*                                    19,794             718
 Research In Motion*                                       900              74
 Rogers Communications, Cl B                            89,325           4,588
 RONA*                                                  42,700             837
 Royal Bank of Canada (B)                               57,900           2,555
 Shaw Communications, Cl B (B)                          28,600             856
 Shoppers Drug Mart*                                     5,800             244
 Sun Life Financial (B)                                 26,900           1,103
 Suncor Energy (B)                                      11,200             864
 Teck Cominco, Cl B                                     88,500           5,869
 TELUS                                                  19,300             916
 Thomson (B)                                             3,900             156

--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)


World Equity Ex-US Fund
August 31, 2006

------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares   ($ Thousands)
------------------------------------------------------------------------------
 Toronto-Dominion Bank (B)                               4,400      $      253
 Yellow Pages Income Fund*                              23,290             307
                                                                   -----------
                                                                        45,626
                                                                   -----------
CHILE -- 0.2%
 Empresa Nacional de
    Electricidad ADR                                    73,000           2,090
                                                                   -----------
CHINA -- 1.0%
 China Petroleum & Chemical, Cl H                    4,318,000           2,571
 China Shipping Development                          2,666,000           2,362
 China Telecom                                       5,041,000           1,698
 Foxconn International Holdings*                       249,000             658
 PetroChina                                          2,166,000           2,443
 Yanzhou Coal Mining (B)                             2,590,000           1,828
                                                                   -----------
                                                                        11,560
                                                                   -----------
COLOMBIA -- 0.1%
 BanColombia ADR                                        52,051           1,515
                                                                   -----------
CZECH REPUBLIC -- 0.2%
 Telefonica 02 GDR*                                     22,802             496
 Telefonica 02 GDR                                      80,150           1,743
                                                                   -----------
                                                                         2,239
                                                                   -----------
DENMARK -- 0.3%
 AP Moller - Maersk                                          8              67
 Carlsberg, Cl B                                         1,019              79
 Danske Bank                                            19,846             763
 East Asiatic                                            3,025             129
 Novo-Nordisk, Cl B                                     10,150             750
 Topdanmark*                                             7,201           1,032
 Vestas Wind Systems*                                   11,300             316
 William Demant Holding*                                 1,235              91
                                                                   -----------
                                                                         3,227
                                                                   -----------
FINLAND -- 1.2%
 Fortum                                                141,250           3,797
 Metso                                                   2,400              89
 Neste Oil                                               9,700             306
 Nokia (B)                                             137,068           2,869
 Nokia ADR                                              15,100             315
 OKO Bank, Cl A                                         24,200             393
 Outokumpu                                              49,212           1,250
 Rautaruukki                                            31,800             928
 Sampo, Cl A                                            83,483           1,726
 UPM-Kymmene                                            42,900           1,016
 YIT                                                    10,614             230
                                                                   -----------
                                                                        12,919
                                                                   -----------
FRANCE -- 7.4%
 Accor                                                   7,275             465
 Air France-KLM                                         55,261           1,507
 Air Liquide                                             2,033             429
 Alcatel                                                27,100             340
 Alstom*                                                10,400             980
 Arkema*                                                   629              25
 Assurances Generales de France                         44,660           5,602
 AXA                                                    56,277           2,089
 BNP Paribas (B)                                        89,287           9,481
 Bouygues (B)                                           39,615           2,084
 Capgemini                                              73,150           4,004
 Carrefour                                               4,400             271

------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares   ($ Thousands)
------------------------------------------------------------------------------
 Casino Guichard Perrachon                              10,836      $      929
 Cie de Saint-Gobain                                    18,015           1,336
 Cie Generale d'Optique Essilor
  International (B)                                      3,640             376
 CNP Assurances                                         12,008           1,240
 Compagnie Generale des
  Etablissements Michelin, Cl B                          5,658             384
 Credit Agricole                                        81,637           3,314
 Dassault Systemes (B)                                   4,648             257
 France Telecom                                         14,224             302
 Groupe Danone                                          39,588           5,442
 Imerys                                                  4,200             319
 L'Oreal                                                11,005           1,151
 Lafarge                                                11,771           1,514
 PagesJaunes Groupe                                      7,470             214
 Publicis Groupe                                         8,200             323
 Renault                                                56,639           6,590
 Sanofi-Aventis                                         79,984           7,172
 Schneider Electric                                     17,337           1,848
 SCOR (B)                                               74,967             179
 Societe Generale                                       38,554           6,218
 Suez*                                                  14,400             615
 Thales                                                 12,200             530
 Thomson                                                10,800             173
 Total (B)                                             100,967           6,811
 Vallourec*                                              3,290             737
 Veolia Environnement                                   13,027             730
 Vinci                                                  39,515           4,274
 Vivendi                                                46,187           1,587
                                                                   -----------
                                                                        81,842
                                                                   -----------
GERMANY -- 5.1%
 Allianz                                                30,039           5,090
 Altana                                                  1,869             110
 BASF                                                   20,051           1,651
 Bayer (B)                                              89,949           4,452
 Bayerische Motoren Werke                                6,200             321
 Celesio*                                                   88               5
 Commerzbank                                           156,996           5,486
 Continental                                            39,858           4,260
 DaimlerChrysler                                        33,264           1,754
 Deutsche Bank                                          27,234           3,108
 Deutsche Lufthansa                                    139,000           2,751
 Deutsche Post                                          20,669             524
 Deutsche Telekom                                       28,465             415
 E.ON                                                   30,951           3,929
 Epcos*                                                  7,500             104
 Fresenius Medical Care                                 23,550           3,104
 Hypo Real Estate Holding                               45,500           2,819
 MAN                                                    25,797           1,972
 Muenchener
  Rueckversicherungs (B)                                28,180           4,241
 RWE                                                    25,270           2,314
 Salzgitter*                                            11,500           1,029
 SAP                                                     4,895             934
 SAP ADR                                                 1,200              57
 Siemens                                                21,706           1,839
 Suedzucker (B)                                          9,480             236
 ThyssenKrupp                                           43,143           1,468
 TUI (B)                                                45,800             894
 Volkswagen (B)                                         19,605           1,565
 Wincor Nixdorf                                            530              74
                                                                   -----------
                                                                        56,506
                                                                   -----------
GREECE -- 0.1%
 Alpha Bank                                              5,184             138


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)


World Equity Ex-US Fund
August 31, 2006

------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares   ($ Thousands)
------------------------------------------------------------------------------
 Coca Cola Hellenic Bottling                             4,540      $      149
 National Bank of Greece                                 3,810             158
 OPAP                                                   10,410             370
 Piraeus Bank                                                1              --
 Titan Cement                                            2,870             143
                                                                   -----------
                                                                           958
                                                                   -----------
HONG KONG -- 2.0%
 ASM Pacific Technology (B)                             20,500             106
 Bank of East Asia                                     306,200           1,362
 BOC Hong Kong Holdings                                271,100             595
 Cheung Kong Holdings                                   40,700             450
 China Mobile Hong Kong                                703,700           4,733
 China Netcom Group                                    266,000             467
 China Overseas Land &
  Investment (B)                                     3,728,000           2,565
 CLP Holdings                                           53,500             338
 Cosco Pacific (B)                                   1,044,000           2,341
 Hang Lung Group                                        99,400             269
 Hang Lung Properties                                  328,500             700
 Henderson Land Development                            153,400             867
 Hong Kong & China Gas                                 134,000             311
 Hong Kong Exchanges and Clearing                      140,700             955
 Hopewell Holdings                                      33,000              94
 Hutchison Whampoa                                      33,000             300
 Hysan Development                                      86,000             233
 Kingboard Chemical Holdings (B)                        56,000             181
 Li & Fung                                             323,400             769
 New World Development                                 530,300             952
 Orient Overseas International                         108,000             437
 PCCW                                                   75,600              47
 Sino Land (B)                                         818,998           1,382
 Sun Hung Kai Properties                                68,000             742
 Swire Pacific, Cl A                                    92,900           1,017
 Wharf Holdings                                         20,000              68
 Wing Lung Bank                                         13,700             131
                                                                   -----------
                                                                        22,412
                                                                   -----------
HUNGARY -- 0.3%
 Gedeon Richter                                         11,969           2,546
 Mol Magyar Olajes Gazipari                              5,400             546
                                                                   -----------
                                                                         3,092
                                                                   -----------
INDIA -- 1.2%
 Bharti Televentures*                                  255,718           2,258
 Indian Overseas Bank                                   65,400             129
 Infosys Technologies                                   55,123           2,143
 ITC                                                   470,708           1,934
 Maruti Udyog                                          104,348           1,932
 Siemens India                                          96,695           2,179
 State Bank of India GDR                                 9,020             442
 Tata Motors                                           115,000           2,089
                                                                   -----------
                                                                        13,106
                                                                   -----------
INDONESIA -- 0.4%
 Bank Central Asia                                   1,485,000             743
 Bank Rakyat Indonesia                                 955,500             457
 Telekomunikasi Indonesia                            3,567,800           3,098
                                                                   -----------
                                                                         4,298
                                                                   -----------
IRELAND -- 0.2%
 Bank of Ireland                                         4,543              86
 CRH                                                    34,147           1,184
 Depfa Bank                                             19,100             355

------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares   ($ Thousands)
------------------------------------------------------------------------------
 Irish Life & Permanent                                 13,300      $      342
                                                                   -----------
                                                                         1,967
                                                                   -----------
ISRAEL -- 0.3%
 Bank Hapoalim                                         395,654           1,742
 Bank Leumi Le-Israel                                   22,900              82
 Bezeq Israeli Telecommunication                       933,956           1,128
 Mizrahi Tefahot Bank                                   25,300             141
 Teva Pharmaceutical Industries
  ADR                                                    5,800             201
                                                                   -----------
                                                                         3,294
                                                                   -----------
ITALY -- 2.3%
 Banca Intesa                                          240,083           1,607
 Banca Intesa RNC (B)                                    8,204              52
 Banca Popolare di Milano                               24,400             340
 Banche Popolari Unite                                  29,920             844
 Banco Popolare di Verona e Novara                      73,022           2,169
 Buzzi Unicem                                           15,100             339
 Capitalia                                              29,600             258
 Enel                                                    8,262              74
 ENI - Ente Nazionale Idrocarburi (B)                  163,418           4,999
 Fiat (B)                                              210,998           3,020
 Fiat RNC                                               67,720             902
 Finmeccanica                                           14,200             314
 IFIL - Investments                                    301,300           1,835
 Italcementi                                            30,989             764
 Lottomatica                                             8,200             317
 Sanpaolo IMI                                           39,725             832
 Telecom Italia                                        114,000             315
 Telecom Italia RNC                                    172,544             424
 UniCredito Italiano                                   723,377           5,759
                                                                   -----------
                                                                        25,164
                                                                   -----------
JAPAN -- 16.3%
 77 Bank                                                42,300             310
 Advantest (B)                                           6,000             571
 Aeon                                                  132,750           3,345
 Aisin Seiki                                            10,600             322
 Amada                                                  22,000             230
 Aoyama Trading                                          9,900             322
 Asahi Kasei                                            49,000             324
 Asatsu-DK                                               9,400             304
 Autobacs Seven                                          1,600              66
 Bank of Kyoto                                          29,000             302
 Bank of Yokohama                                       94,150             745
 Canon                                                  66,700           3,321
 Central Glass                                           1,000               6
 Central Japan Railway                                      25             271
 Chiba Bank                                             55,000             513
 Chubu Electric Power                                   12,700             344
 COMSYS Holdings                                        16,000             187
 Daido Steel                                            16,000             123
 Daiichi Sankyo                                         22,700             627
 Daimaru                                                16,300             201
 Dainippon Screen
  Manufacturing (B)*                                    17,000             143
 Daito Trust Construction                               11,000             572
 Daiwa House Industry*                                  32,000             522
 Daiwa Securities Group (B)                            221,400           2,641
 Denki Kagaku Kogyo                                      8,000              31
 Denso                                                  16,300             568
 East Japan Railway                                        236           1,745
 EDION                                                  55,600             991
 Eisai                                                   1,600              76


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)


World Equity Ex-US Fund
August 31, 2006

------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares   ($ Thousands)
------------------------------------------------------------------------------
 Elpida Memory*                                         13,800      $      611
 Fanuc                                                  14,300           1,135
 Fuji Television Network                                   100             224
 Fujikura                                               20,000             237
 Fujitsu                                                 9,000              72
 Furukawa Electric                                      47,000             326
 Gunze*                                                 96,900             570
 Hankyu Holdings (B)*                                   46,000             246
 Hirose Electric                                         2,200             285
 Hitachi                                               110,900             704
 Hokkaido Electric Power                                31,200             771
 Honda Motor                                            93,700           3,188
 Hoya                                                    9,900             360
 Ibiden                                                  3,300             169
 Ito En (B)                                              1,700              57
 Itochu                                                 98,000             823
 Japan Steel Works (B)*                                375,700           2,668
 Japan Tobacco                                             781           2,977
 JFE Holdings                                           73,500           2,996
 Joyo Bank                                              50,100             303
 JS Group                                               14,500             305
 Kajima                                                132,000             612
 Kamigumi*                                              53,000             425
 Kansai Electric Power                                  44,500           1,068
 Kao                                                    16,300             435
 Katokichi                                               5,300              46
 Keio                                                   49,100             320
 Kirin Brewery                                          34,627             482
 Kobe Steel                                            457,700           1,463
 Komatsu                                                65,300           1,194
 Komori                                                  4,000              82
 Kubota                                                 60,000             494
 Kyocera                                                 1,600             138
 Kyushu Electric Power                                  27,700             661
 Leopalace21                                            55,600           1,972
 Makita                                                 11,000             324
 Marubeni                                               96,000             513
 Matsushita Electric Industrial                         19,700             422
 Matsushita Electric Works                              27,500             294
 Mediceo Paltac Holdings                                 3,400              63
 Millea Holdings                                            71           1,308
 Mitsubishi                                            328,000           6,684
 Mitsubishi Chemical Holdings                          139,500             916
 Mitsubishi Electric                                    43,000             355
 Mitsubishi Estate                                     166,900           3,600
 Mitsubishi Gas Chemical                                16,000             175
 Mitsubishi Heavy Industries                           233,100             978
 Mitsubishi Rayon                                       33,000             228
 Mitsubishi UFJ Financial Group                            607           8,287
 Mitsubishi UFJ Securities                              27,200             365
 Mitsui                                                167,050           2,420
 Mitsui Chemicals                                      237,000           1,667
 Mitsui Mining & Smelting                               12,000              68
 Mitsui OSK Lines (B)                                  253,000           1,931
 Mitsui Sumitomo Insurance*                             36,200             442
 Mitsui Trust Holdings*                                 55,000             644
 Mitsumi Electric*                                      25,800             350
 Mizuho Financial Group*                                   527           4,264
 Murata Manufacturing                                    2,200             152
 Net One Systems                                           200             302
 NGK Spark Plug                                         17,900             365
 Nichirei                                                7,000              39
 Nikko Cordial                                          76,000             965
 Nikon (B)                                              61,300           1,111
 Nintendo (B)                                            6,000           1,232
 Nippon Electric Glass                                  46,400           1,127
 Nippon Express                                         65,271             354
 Nippon Light Metal (B)*                               385,300             992

------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares   ($ Thousands)
------------------------------------------------------------------------------
 Nippon Mining Holdings                                296,400      $    2,173
 Nippon Oil                                             60,000             456
 Nippon Paper Group                                        100             372
 Nippon Sheet Glass (B)                                 52,000             251
 Nippon Shokubai                                        26,000             313
 Nippon Telegraph & Telephone                              755           3,817
 Nippon Yusen Kabushiki Kaisha                         117,000             725
 Nishimatsu Construction*                               86,000             321
 Nissan Motor                                          337,400           3,838
 Nisshin Seifun Group                                   44,300             474
 Nissin Food Products                                    2,700              91
 Nitto Denko                                            24,700           1,775
 Nomura Holdings                                        51,100             989
 NSK                                                    32,000             256
 NTN                                                    15,000             115
 NTT Data                                                   80             370
 NTT DoCoMo                                                315             489
 Obayashi                                              252,300           1,749
 Odakyu Electric Railway (B)                            38,200             243
 Oki Electric Industry (B)                             202,000             446
 Okumura*                                               58,900             323
 ORIX*                                                  21,490           5,708
 Osaka Gas                                              90,900             335
 Pioneer                                                18,700             358
 Q.P                                                    34,000             313
 Rengo (B)                                              48,000             320
 Ricoh                                                  41,200             810
 Rohm                                                    3,400             316
 Sankyo                                                 12,600             682
 Santen Pharmaceutical                                   5,600             138
 Sanwa Shutter                                           8,000              46
 Sega Sammy Holdings                                    18,100             619
 Seiko Epson                                            13,800             380
 Seino Transportation*                                  29,600             339
 Sekisui House                                          21,642             321
 SFCG*                                                   1,800             357
 Sharp                                                  16,000             286
 Shimamura                                               3,100             306
 Shimizu                                               132,500             786
 Shin-Etsu Chemical                                     18,400           1,050
 Shinsei Bank                                           22,000             136
 Shizuoka Bank                                          32,800             376
 SMC                                                     9,000           1,204
 Softbank (B)                                          113,100           1,967
 Sompo Japan Insurance*                                 55,800             738
 Sony                                                   12,900             559
 Stanley Electric                                        2,800              61
 Sumco*                                                  2,500             166
 Sumitomo                                              170,100           2,302
 Sumitomo Bakelite (B)                                  16,000             129
 Sumitomo Chemical                                     110,827             873
 Sumitomo Electric Industries                           21,700             280
 Sumitomo Forestry                                       6,400              61
 Sumitomo Heavy Industries                             169,000           1,461
 Sumitomo Metal Industries                             503,400           2,073
 Sumitomo Metal Mining                                  41,500             586
 Sumitomo Mitsui Financial Group*                          697           7,844
 Sumitomo Realty & Development                          29,000             856
 Sumitomo Trust & Banking                               31,428             335
 Suzuken                                                 9,700             362
 Suzuki Motor                                           56,000           1,437
 T&D Holdings*                                           4,450             330
 Taisei                                                270,800             974
 Takeda Pharmaceutical                                  58,700           3,889
 Tanabe Seiyaku                                         12,000             153
 TDK                                                     8,200             636
 Toda*                                                  65,400             314
 Tokyo Broadcasting System                              14,600             328


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)


World Equity Ex-US Fund
August 31, 2006

------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares   ($ Thousands)
------------------------------------------------------------------------------
 Tokyo Electric Power                                   89,600      $    2,559
 Tokyo Electron                                         28,800           1,896
 Tokyo Gas (B)                                         325,900           1,737
 Tokyo Tatemono                                         54,000             585
 Tokyu                                                 118,600             790
 Toray Industries                                       57,000             455
 Toshiba (B)                                           272,600           1,943
 Toyo Seikan Kaisha                                     21,800             418
 Toyota Industries                                       7,600             317
 Toyota Motor                                          123,300           6,697
 Trend Micro                                            13,700             395
 Ushio*                                                 15,900             358
 USS                                                     1,950             132
 West Japan Railway                                        100             427
 Yahoo! Japan                                            1,511             567
 Yamada Denki*                                          40,670           4,369
 Yamaha                                                  3,800              79
 Yamaha Motor                                           10,300             275
 Yamato Transport                                       54,700             853
 Yamazaki Baking (B)*                                    7,000              72
 Zeon                                                    5,000              58
                                                                   -----------
                                                                       179,547
                                                                   -----------
LUXEMBOURG -- 0.3%
 Oriflame Cosmetics SDR                                  1,000              35
 SES Global FDR                                         38,100             520
 SES Global FDR (Paris Exchange)                        19,863             278
 Tenaris ADR                                            56,000           2,056
                                                                   -----------
                                                                         2,889
                                                                   -----------
MALAYSIA -- 0.6%
 IOI                                                   513,100           2,360
 Resorts World                                         641,000           2,075
 Tenaga Nasional                                       687,100           1,707
                                                                   -----------
                                                                         6,142
                                                                   -----------
MEXICO -- 1.1%
 Alfa                                                  115,643             562
 America Movil ADR, Ser L                               96,420           3,597
 Consorcio ARA                                         405,593           1,888
 Fomento Economico Mexicano ADR                         33,700           3,165
 Grupo Famsa*                                           45,757             118
 Grupo Financiero Banorte*                             861,589           2,522
                                                                   -----------
                                                                        11,852
                                                                   -----------
NETHERLANDS -- 3.5%
 ABN AMRO Holding (B)                                   80,008           2,280
 Aegon                                                 122,050           2,178
 Akzo Nobel                                             72,090           4,149
 European Aeronautic Defense
  and Space                                             66,030           1,990
 Fugro*                                                     67               3
 Heineken (B)                                           20,374             944
 Heineken Holding                                       12,498             501
 ING Groep                                             240,856          10,405
 Koninklijke Philips Electronics                        44,220           1,507
 Mittal Steel*                                          30,680           1,023
 OCE                                                    21,580             374
 Randstad Holdings                                       6,258             336
 Reed Elsevier (B)                                      56,057             898
 Royal Dutch Shell, Cl A                                81,893           2,829
 Royal Dutch Shell, Cl A (GBP) (B)                      34,476           1,194
 Royal Dutch Shell, Cl B                               108,070           3,865
 Royal KPN                                             167,911           2,070

------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares   ($ Thousands)
------------------------------------------------------------------------------
 Royal Numico                                            7,068      $      328
 SBM Offshore*                                          11,100             304
 TNT                                                     8,700             327
 Unilever (B)                                           42,835           1,021
 Vedior*                                                16,300             301
                                                                   -----------
                                                                        38,827
                                                                   -----------
NEW ZEALAND -- 0.1%
 Fisher & Paykel Appliances
  Holdings                                              84,184             198
 Fletcher Building                                      21,659             123
 Sky City Entertainment Group                           12,140              41
 Telecom of New Zealand                                117,461             322
 Tower*                                                 35,170              76
                                                                   -----------
                                                                           760
                                                                   -----------
NORWAY -- 0.8%
 DNB                                                    88,783           1,151
 Norsk Hydro                                           127,703           3,302
 Norske Skogindustrier                                  32,142             491
 Orkla                                                  10,281             505
 Statoil                                               106,826           2,889
 Storebrand                                              4,200              44
 Telenor*                                                9,000             114
 Yara International                                     12,663             187
                                                                   -----------
                                                                         8,683
                                                                   -----------
PHILIPPINES -- 0.0%
 Philippine Long Distance Telephone                      3,900             147
 SM Investments                                         89,500             391
                                                                   -----------
                                                                           538
                                                                   -----------
PORTUGAL -- 0.5%
 Banco Comercial Portugues                             524,602           1,612
 Banco Espirito Santo                                   26,158             401
 Brisa-Auto Estradas de Portugal                        32,900             339
 Cimpor Cimentos de Portugal                            46,300             314
 Energias de Portugal                                  376,613           1,514
 Sonae                                                 575,400             957
                                                                   -----------
                                                                         5,137
                                                                   -----------
RUSSIA -- 1.4%
 Cherkizovo Group GDR*                                  33,207             492
 LUKOIL ADR                                             25,616           2,118
 MMC Norilsk Nickel ADR                                 15,645           2,114
 Mobile Telesystems ADR                                 58,600           2,145
 Novolipetsk Steel GDR                                  85,257           1,680
 Polyus Gold*                                            8,573             364
 Polyus Gold ADR                                        28,050           1,192
 Rosneft Oil GDR*                                       45,305             335
 Sberbank GDR*                                          13,520           3,050
 Surgutneftegaz ADR (B)                                 28,401           2,061
                                                                   -----------
                                                                        15,551
                                                                   -----------
SINGAPORE -- 0.6%
 CapitaLand                                            349,425           1,058
 DBS Group Holdings                                     46,700             534
 Flextronics International (B)*                         38,300             452
 Fraser and Neave*                                     119,938             304
 K-REIT Asia +                                             800               1
 Neptune Orient Lines                                  340,000             417
 Oversea-Chinese Banking                                65,200             267


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)


World Equity Ex-US Fund
August 31, 2006

------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares   ($ Thousands)
------------------------------------------------------------------------------
 SembCorp Marine                                        63,000      $      139
 Singapore Airlines                                     55,337             464
 Singapore Exchange*                                   130,700             331
 Singapore Petroleum                                    97,000             299
 Singapore Telecommunications                        1,129,550           1,788
 United Overseas Bank                                   33,700             334
                                                                   -----------
                                                                         6,388
                                                                   -----------
SOUTH AFRICA -- 1.0%
 Barloworld                                            104,510           1,967
 Sanlam                                              1,068,410           2,245
 Sappi (B)                                             163,598           2,082
 Sasol                                                 115,787           4,015
 Standard Bank Group                                    16,100             174
 Tiger Brands                                            6,816             144
                                                                   -----------
                                                                        10,627
                                                                   -----------
SOUTH KOREA -- 2.4%
 Daewoo Shipbuilding & Marine
 Engineering                                            82,260           2,541
 Honam Petrochemical                                     6,000             311
 Hyundai Development                                    43,250           1,772
 Hyundai Mobis                                           2,150             197
 Hyundai Motor                                          23,030           1,940
 Industrial Bank of Korea                               10,680             191
 Kookmin Bank                                            5,900             478
 Kookmin Bank ADR                                       26,963           2,173
 POSCO                                                   1,900             477
 Samsung Electronics                                     8,855           5,986
 Samsung Electronics*                                    1,000             520
 Samsung Electronics GDR                                 4,714           1,603
 Samsung Fire & Marine Insurance                        12,729           1,787
 Shinhan Financial Group                               115,390           5,203
 Shinsegae                                               3,723           1,847
                                                                   -----------
                                                                        27,026
                                                                   -----------
SPAIN -- 2.3%
 Acerinox (B)                                            8,176             154
 ACS Actividades Construcciones y
  Servicios                                             95,509           4,280
 Altadis                                                16,100             763
 Banco Bilbao Vizcaya Argentaria                       173,586           3,964
 Banco Popular Espanol*                                 22,100             347
 Banco Santander Central
  Hispano (B)                                          318,752           4,941
 Endesa                                                131,175           4,560
 Fomento de Construcciones y
  Contratas                                              1,847             144
 Iberdrola                                              29,194           1,083
 Inditex (B)                                             5,265             237
 Repsol                                                139,923           4,019
 Telefonica                                             61,195           1,050
                                                                   -----------
                                                                        25,542
                                                                   -----------
SWEDEN -- 1.4%
 Assa Abloy, Cl B                                       19,200             337
 Atlas Copco, Cl A                                     142,750           3,681
 Boliden*                                                5,137              97
 D Carnegie                                             17,133             306
 Electrolux, Ser B                                      21,100             327
 Holmen, Cl B                                           21,200             889
 Nordea Bank                                            72,200             908
 OMX*                                                   19,500             296
 Sandvik*                                               42,295             463

------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares   ($ Thousands)
------------------------------------------------------------------------------
 Scania, Cl B                                           16,500      $      785
 Skandinaviska Enskilda Banken                          57,270           1,485
 Ssab Svenskt Stal, Cl A*                                1,918              37
 Ssab Svenskt Stal, Cl B*                               22,900             418
 Svenska Cellulosa, Cl B                                13,563             582
 Svenska Handelsbanken, Cl A                            37,763             987
 Swedish Match                                          27,669             469
 Telefonaktiebolaget LM
  Ericsson, Cl B                                       181,600             605
 TeliaSonera                                           301,329           1,866
 Volvo, Cl B                                             8,255             470
                                                                   -----------
                                                                        15,008
                                                                   -----------
SWITZERLAND -- 3.6%
 ABB                                                    24,026             319
 Adecco                                                  5,673             331
 Compagnie Financiere
  Richemont, Cl A                                       37,108           1,764
 Credit Suisse Group                                    98,185           5,467
 Geberit                                                   300             349
 Givaudan                                                  300             241
 Holcim                                                 21,004           1,698
 Nestle                                                  9,385           3,222
 Novartis                                              157,019           8,946
 Phonak Holding                                          6,161             367
 Rieter Holding                                            723             311
 Roche Holding                                          37,878           6,971
 Serono, Cl B                                              384             267
 Sulzer                                                    400             323
 Swatch Group                                            2,150              85
 Swiss Reinsurance                                      37,313           2,842
 Swisscom                                                1,719             575
 UBS*                                                   41,103           2,322
 Xstrata                                                55,463           2,488
 Zurich Financial Services                               3,688             839
                                                                   -----------
                                                                        39,727
                                                                   -----------
TAIWAN -- 1.8%
 Acer                                                  692,580           1,069
 Advanced Semiconductor
  Engineering*                                       2,495,873           2,563
 AU Optronics                                          348,140             515
 Chinatrust Financial Holding                        3,057,600           2,002
 Compal Electronics                                  1,890,268           1,654
 HON HAI Precision Industry                          1,021,096           5,756
 HON HAI Precision Industry GDR                         49,454             563
 Quanta Computer*                                      304,070             436
 Siliconware Precision Industries                      427,507             506
 Taiwan Semiconductor
  Manufacturing                                         82,399             145
 Taiwan Semiconductor
  Manufacturing ADR                                     21,300             198
 Taiwan Semiconductor
  Manufacturing ADR (B)                                297,211           2,767
 United Microelectronics                             3,877,276           2,120
                                                                   -----------
                                                                        20,294
                                                                   -----------
THAILAND -- 0.3%
 Advanced Info Service                                 607,600           1,447
 PTT                                                    34,400             216
 PTT (Foreign)                                         336,300           2,111
                                                                   -----------
                                                                         3,774
                                                                   -----------


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)


World Equity Ex-US Fund
August 31, 2006

------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares   ($ Thousands)
------------------------------------------------------------------------------
TURKEY -- 0.4%
 Ford Otomotiv Sanayi                                   10,320      $       74
 Haci Omer Sabanci Holding                             541,228           2,050
 Turkcell Iletisim Hizmet                              264,126           1,225
 Turkiye Is Bankasi                                    233,628           1,347
                                                                   -----------
                                                                         4,696
                                                                   -----------
UNITED KINGDOM -- 12.0%
 3i Group                                               54,093             979
 Aegis Group                                           136,400             331
 Alliance Boots                                         24,189             355
 Anglo American                                        101,192           4,373
 ARM Holdings                                           63,141             143
 AstraZeneca                                            87,419           5,660
 AstraZeneca (SEK)                                      23,050           1,490
 Aviva                                                 227,433           3,193
 BAE Systems                                           391,500           2,759
 Balfour Beatty                                          8,818              63
 Barclays                                              498,536           6,235
 Barratt Developments                                   25,483             482
 Bellway                                                 3,190              74
 Berkeley Group Holdings*                                2,778              68
 BG Group                                               18,700             244
 BHP Billiton                                          346,078           6,590
 Bovis Homes Group                                      15,614             249
 BP                                                    655,519           7,444
 Brambles Industries                                    45,935             402
 British Airways*                                      110,638             864
 British American Tobacco                               96,344           2,639
 British Land                                           58,565           1,521
 Brixton                                                32,700             327
 BT Group                                              207,654             974
 Cadbury Schweppes                                      33,625             358
 Carnival                                               10,241             439
 Cattles                                                49,100             307
 Centrica                                               45,100             253
 Charter*                                               61,900             903
 Close Brothers Group                                   18,900             329
 Cookson Group                                          42,901             446
 Corus Group                                           112,740             841
 Diageo                                                221,080           3,932
 Emap                                                    8,040             109
 Enterprise Inns                                        14,646             285
 First Choice Holidays                                   7,994              32
 Firstgroup                                             41,900             372
 FKI                                                   153,100             282
 Friends Provident                                     193,400             684
 Gallaher Group                                          2,657              46
 GlaxoSmithKline                                       298,073           8,437
 Hammerson                                              16,343             395
 Hanson                                                 28,465             358
 Hays                                                   41,626             108
 HBOS                                                  265,901           5,073
 HSBC Holdings                                         350,187           6,348
 ICAP                                                   34,800             306
 Imperial Chemical Industries                           10,858              77
 Imperial Tobacco Group                                  8,340             287
 Inchcape                                               14,447             136
 Intercontinental Hotels Group                          20,725             362
 International Power                                     8,382              51
 Investec*                                               5,900             301
 J Sainsbury                                           284,826           1,931
 Kingfisher                                            145,700             654
 Ladbrokes                                              42,400             308
 Land Securities Group                                   9,845             355
 Legal & General Group                                 225,920             565

------------------------------------------------------------------------------
                                                       Shares/
                                                   Face Amount   Market Value
Description                                      ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------
 Liberty International                                     201      $        4
 Lloyds TSB Group                                      138,666           1,376
 LogicaCMG                                             104,600             310
 London Stock Exchange Group                            28,053             615
 Man Group                                             118,200             949
 Marks & Spencer Group                                 295,300           3,328
 Michael Page International                             18,473             121
 Mitchells & Butlers                                   114,500           1,220
 National Grid                                          84,477           1,025
 Pearson                                                19,537             278
 Persimmon                                              46,331           1,097
 Prudential                                             13,465             151
 Punch Taverns                                          44,480             782
 Reckitt Benckiser                                      11,234             466
 Reed Elsevier                                          76,505             820
 Rio Tinto                                             124,490           6,292
 Royal & Sun Alliance Insurance
  Group                                                374,258             986
 Royal Bank of Scotland Group                          252,181           8,548
 SABMiller                                              49,088             966
 Schroders                                              16,900             292
 Scottish & Newcastle                                   27,266             285
 Scottish & Southern Energy                             30,640             702
 Scottish Power                                        279,738           3,302
 Smith & Nephew                                         42,700             370
 Sportingbet                                            19,953              96
 Stagecoach Group                                       20,015              44
 Standard Chartered                                     47,707           1,193
 Taylor Woodrow                                         40,401             264
 Tesco                                                 119,800             860
 Tomkins                                                11,423              62
 Unilever                                               38,312             915
 United Business Media                                  25,900             304
 United Utilities                                       14,968             195
 Vodafone Group                                      4,280,093           9,261
 Whitbread                                              19,173             446
 Wimpey George                                          86,232             822
 Wolseley                                               14,600             318
 WPP Group                                              35,899             437
 Yell Group                                             25,900             261
                                                                   -----------
                                                                       132,892
                                                                   -----------
 Total Common Stock
  (Cost $781,238) ($ Thousands)                                        893,525
                                                                   -----------

ASSET-BACKED SECURITIES -- 10.4%

MORTGAGE RELATED SECURITIES -- 10.4%
 ACE Securities,
   Ser 2003-NC1, Cl M (D)
   6.104%, 07/25/33                                $       650             653
 ACE Securities,
   Ser 2003-OP1, Cl M1 (D)
   6.024%, 12/25/33                                        300             302
 Aegis Asset-Backed Securities Trust,
   Ser 2003-3, Cl M1 (D)
   6.024%, 01/25/34                                        162             162
 American Home Mortgage Investment Trust,
   Ser 2004-3, Cl 2A
   3.590%, 10/25/34                                        998             992
 American Home Mortgage Investment Trust,
   Ser 2005-1, Cl 6A (D)
   5.294%, 06/25/45                                      6,243           6,160


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)


World Equity Ex-US Fund
August 31, 2006

------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares   ($ Thousands)
------------------------------------------------------------------------------
  American Home Mortgage Investment
    Trust,
    Ser 2005-4, Cl 5A (D) 5.350%, 11/25/45          $     2,069     $     2,041
  American Home Mortgage Investment
    Trust,
    Ser 2006-1, Cl 2A3 5.277%, 12/25/35                   1,545           1,528
  Ameriquest Mortgage Securities,
    Ser 2003-2, Cl M1 (D)
    6.224%, 03/25/33                                        475             476
  Argent Securities,
    Ser 2003-W5, Cl M1 (D)
    6.024%, 10/25/33                                        250             253
  Argent Securities,
    Ser 2003-W9, Cl M1 (D)
    6.014%, 03/25/34                                        430             432
  Asset-Backed Funding Certificates,
    Ser 2005-AQ1, Cl A1B (G)
    4.250%, 06/25/35                                        432             430
  Asset-Backed Securities Home Equity
    Loan Trust,
    Ser 2003-HE5, Cl M1 (D)
    6.080%, 09/15/33                                        456             459
  Asset-Backed Securities Home Equity,
    Ser 2003-HE7, Cl M2 (D)
    7.080%, 12/15/33                                        205             210
  Banc of America Funding,
    Ser 2006-A, Cl 2A2 (D)
    5.485%, 02/20/36                                        230             229
  Basic Asset-Backed Securities Trust,
    Ser 2006-1, Cl A1 (D)
    5.404%, 04/25/35                                      3,584           3,585
  Bear Stearns NIM Trust,
    Ser 2005-AQ2N, Cl A1 (F)
    5.500%, 09/25/35                                         37              37
  Centex Home Equity,
    Ser 2004-D, Cl AV4 (D)
    5.624%, 11/25/31                                        725             725
  Chase Funding Mortgage Loan,
    Ser 2003-1, Cl 1A4
    4.119%, 02/25/29                                        750             745
  Chase Funding Mortgage Loan,
    Ser 2004-2, Cl 1A3
    4.209%, 09/25/26                                      1,323           1,314
  Cheyne High Grade,
    Ser 2004-1A, Cl AM1 (C) (D) (F)
    5.466%, 11/10/06                                        487             487
  Commodore,
    Ser 2003-2A, Cl A1MM (C) (D) (F)
    5.380%, 09/12/06                                        448             448
  Countrywide Alternative Loan Trust,
    Ser 2005-69, Cl M3 (D)
    6.474%, 12/25/35                                        220             223
  Countrywide Alternative Loan Trust,
    Ser 2005-IM1, Cl M3 (D)
    7.324%, 01/25/36                                        380             392
  Countrywide Alternative Loan Trust,
    Ser 2006-0A11, Cl M3
    5.754%, 06/30/36                                        450             450
  Countrywide Asset-Backed Certificates,
    Ser 2003-5, Cl MV2
    (D) 6.924%, 01/25/34                                    200             202

-------------------------------------------------------------------------------
                                                    Face Amount   Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Countrywide Asset-Backed Certificates,
    Ser 2004-11, Cl A2 (D)
    5.704%, 03/25/33                                $       700     $       701
  Countrywide Asset-Backed Certificates,
    Ser 2005-15, Cl 1AF1 (D)
    5.464%, 04/25/36                                      1,186           1,186
  Countrywide Asset-Backed Certificates,
    Ser 2006-IM1, Cl A1 (D)
    5.414%, 04/25/36                                      2,113           2,114
  Countrywide Home Equity Loan Trust,
    Ser 2006-D, Cl 2A (D)
    5.530%, 05/15/36                                      3,433           3,433
  Countrywide Home Loans,
    Ser 2004-22, Cl A1 (D)
    5.095%, 11/25/34                                        738             731
  Countrywide Home Loans,
    Ser 2006-HYB2, Cl 1A1 (D)
    5.152%, 04/20/36                                      2,362           2,348
  Credit Suisse Asset-Backed Mortgage
    Trust,
    Ser 2006-1, Cl A1B
    5.544%, 06/25/36                                      1,156           1,156
  DLSA Mortgage Loan Trust,
    Ser 2006-AR1, Cl M4 (D)
    6.065%, 03/30/36                                        250             251
  DSLA Mortgage Loan Trust,
    Ser 2004-AR4, Cl B1 (D)
    5.925%, 01/19/45                                        335             338
  DSLA Mortgage Loan Trust,
    Ser 2006-AR1, Cl M5 (D)
    6.135%, 03/30/36                                        150             151
  DSLA Mortgage Loan Trust,
    Ser 2006-AR1, Cl M7 (D)
    7.075%, 03/30/36                                        150             151
  Deustche Alternatives Securities
    Mortgage Loan Trust,
    Ser 2006-AB3, Cl A1
    6.250%, 06/30/36                                      1,914           1,919
  Duke Funding,
    Ser 2004-6B, Cl A1S1 (C) (D) (F)
    5.577%, 10/10/06                                        730             730
  First Franklin Mortgage Loan Asset,
    Ser 2004-FF10, Cl A2 (D)
    5.724%, 12/25/32                                        605             606
  First Franklin Mortgage Loan Asset,
    Ser 2005-FF4, Cl 2A3 (D)
    5.544%, 05/25/35                                      2,000           2,002
  First Franklin Mortgage Loan Asset,
    Ser 2005-FFA, Cl A2A (D)
    5.434%, 03/25/25                                         65              65
  First Franklin Mortgage Loan Asset,
    Ser 2005-FFH3, Cl 2A1 (D)
    5.454%, 09/25/35                                      2,295           2,295
  GMAC Mortgage Loan Trust,
    Ser 2006-HE1, Cl A (D)
    5.534%, 11/25/36                                      5,400           5,401
  GSAA Home Equity NIM Trust,
    Ser 2006-2, Cl 2A1 (D)
    5.424%, 12/25/35                                      4,629           4,629
  GSAA Home Equity NIM Trust,
    Ser 2006-3N, Cl N1 (F)
    5.750%, 03/25/36                                         91              91


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)


World Equity Ex-US Fund
August 31, 2006

-------------------------------------------------------------------------------
                                                    Face Amount   Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  GSAA Home Equity NIM Trust,
    Ser 2006-HE3N, Cl N1
    5.500%, 05/25/36                                $       114     $       113
  Greenpoint Mortgage Funding Trust,
    Ser 2006-AR1, Cl M3 (D)
    5.894%, 02/25/36                                        350             352
  HSI Asset Securitization Trust,
    Ser 2005-NC2, Cl M2A1 (D)
    5.454%, 08/25/35                                        938             938
  Home Equity Asset NIM Trust,
    Ser 2003-4, Cl M2 (D)
    7.224%, 10/25/33                                        350             353
  Home Equity Asset NIM Trust,
    Ser 2006-1N, Cl A (F)
    6.500%, 05/27/36                                        137             137
  Impac NIM Trust,
    Ser 2006-1, Cl N (F)
    6.000%, 03/25/36                                        131             131
  Indymac Mortgage Loan Trust,
    Ser 2004-AR6, Cl 1A (D)
    5.469%, 10/25/34                                        326             332
  Irwin Home Equity,
    Ser 2005-1, Cl 2A1 (D)
    5.464%, 06/25/35                                      1,042           1,042
  Lehman Mortgage Trust,
    Ser 2006-4, Cl 4A1
    6.000%, 08/25/21                                      4,344           4,355
  Lehman XS Trust,
    Ser 2005-5N, Cl M4 (D)
    7.074%, 11/25/35                                        575             561
  Lehman XS Trust,
    Ser 2005-7N, Cl M71 (D)
    7.074%, 12/25/35                                        335             323
  Master Asset-Backed Securities Trust,
    Ser 2002-OPT1, Cl M1 (D)
    6.474%, 11/25/32                                        227             227
  Master Asset-Backed Securities Trust,
    Ser 2006-AB1, Cl A1 (D)
    5.464%, 02/25/36                                      4,630           4,631
  Merrill Lynch Mortgage Investors,
    Ser 2005-HE2, Cl A2A (D)
    5.434%, 09/25/36                                        539             539
  Merrill Lynch Mortgage Trust,
    Ser 2006-1, Cl 1A1 (D)
    5.350%, 02/25/36                                      2,393           2,372
  Morgan Stanley,
    Ser 2003-NC10, Cl M1 (D)
    6.004%, 10/25/33                                        621             624
  New Century Home Equity Loan Trust,
    Ser 2004-A, Cl AII3 (D)
    4.450%, 08/25/34                                      1,439           1,423
  New Century Home Equity Loan Trust,
    Ser 2005-A, Cl A2 (G)
    4.461%, 08/25/35                                      3,000           2,969
  New Century Home Equity Loan Trust,
    Ser 2005-B, Cl A2A (D)
    5.444%, 10/25/35                                      2,035           2,035
  Newcastle CDO Limited,
    Ser 2005-6A, Cl IM1 (C) (D) (F)
    5.346%, 09/25/06                                        195             195
  Nomura Asset Acceptance,
    Ser 2004-R1, Cl A1 (F)
    6.500%, 03/25/34                                        433             441
  Nomura Asset Acceptance,
    Ser 2004-R2, Cl A1 (D) (F)
    6.500%, 10/25/34                                        511             519

-------------------------------------------------------------------------------
                                                    Face Amount   Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Option One Mortgage Loan Trust,
    Ser 2003-5, Cl M1
    5.974%, 08/25/33                                $       400     $       402
  Option One Mortgage Loan Trust,
    Ser 2006-1, Cl M10 (D) (F)
    7.824%, 01/25/36                                         70              60
  Option One Mortgage Loan Trust,
    Ser 2006-1, Cl M11 (D) (F)
    7.824%, 01/25/36                                        150             142
  Park Place Securities NIM Trust,
    Ser 2004-MM1, Cl AM6 (C) (D) (F)
    5.354%, 09/25/06                                        476             476
  RMAC,
    Ser 2004-NS3A, Cl A1 (C) (D) (F)
    5.330%, 09/12/06                                         91              91
  Renaissance Home Equity Loan Trust,
    Ser 2004-2, Cl AF3 (G)
    4.464%, 07/25/34                                      1,707           1,694
  Residential Accredit Loans,
    Ser 2005-Q05, Cl M3 (D)
    6.124%, 01/25/46                                        350             356
  Residential Accredit Loans,
    Ser 2005-QA3, Cl NB2 (D)
    5.267%, 03/25/35                                      2,003           1,995
  Residential Accredit Loans,
    Ser 2006-Q01, Cl 2A3 (D)
    5.724%, 02/25/46                                        495             496
  Residential Asset Mortgage Products,
    Ser 2003-RS11, Cl MII1 (D)
    6.054%, 12/25/33                                        200             202
  Residential Asset Mortgage Products,
    Ser 2006-RZ1, Cl A1 (D)
    5.404%, 03/25/36                                      5,590           5,592
  Residential Asset Securities,
    Ser 2006- EMX2, Cl A1 (D)
    5.460%, 02/25/36                                      2,299           2,299
  Residential Asset Securities,
    Ser 2006-KS2, Cl A1 (D)
    5.394%, 03/25/36                                      4,215           4,215
  Residential Asset Securitization Trust,
    Ser 2004-IP2, Cl 3A1 (D)
    5.275%, 12/25/34                                      1,879           1,875
  Resmae Mortgage Loan Trust,
    Ser 2006-1, Cl A2A (D) (F)
    5.424%, 02/25/36                                      2,054           2,054
  Resmae Mortgage Loan Trust,
    Ser 2006-1, Cl A2B (D) (F)
    5.474%, 02/25/36                                      1,500           1,500
  SB Finance NIM Trust,
    Ser 2006-KS4N, Cl N1
    7.500%, 06/25/36                                        112             112
  Saturn Ventures II (C) (D)
    5.466%, 09/07/06                                        784             784
  Securitized Asset-Backed Receivables
    Trust,
    Ser 2005-OP1, Cl A2B (D)
    5.504%, 01/25/35                                        879             879
  Sharps SP I LLC NIM Trust,
    Ser 2005-HE3N, Cl N (F)
    5.000%, 05/25/35                                        304             303


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)


World Equity Ex-US Fund
August 31, 2006

-------------------------------------------------------------------------------
                                                    Face Amount   Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Structured Adjustable Rate Mortgage Loan,
    Ser 2005-16 XS, Cl M2 (D)
    6.224%, 08/25/35                                $       205     $       206
  Structured Asset Investment Loan Trust,
    Ser 2005-1, Cl A4 (D) (F)
    5.554%, 02/25/35                                      1,163           1,164
  Structured Asset Investment Loan
    Trust,
    Ser 2005-8, Cl A2 (D)
    5.454%, 10/25/35                                        702             702
  Structured Asset Securities,
    Ser 2005-NC1, Cl A2 (G)
    3.920%, 02/25/35                                        351             349
  Structured Asset Securities,
    Ser 2005-S1, Cl B3 (D) (F)
    7.824%, 03/25/35                                        300             291
  TIAA Real Estate,
    Ser 2003-1A, Cl A1 (C) (D) (F)
    5.358%, 09/28/06                                        588             588
  Terwin Mortgage Trust,
    Ser 2006-5, Cl 1A2A
    5.414%, 06/25/36                                      5,203           5,203
  Terwin Mortgage Trust,
    Ser 2006-6, Cl 2A1
    4.500%, 06/25/36                                        848             839
  Wells Fargo Home Equity Trust,
    Ser 2004-2, Cl A12 (D)
    3.450%, 06/25/19                                      1,423           1,412
  Wells Fargo Mortgage Backed
    Securities Trust,
    Ser 2004-I, Cl B1
    3.365%, 07/25/34                                        287             292
  Whitehawk CDO Funding,
    Ser 2004-1A, Cl AMME (C) (D) (F)
    5.349%, 09/15/06                                        146             146
  Witherspoon CDO
    Funding (C) (D) (F)
    5.340%, 09/15/06                                        682             682
                                                                    -----------
Total Asset-Backed Securities
 (Cost $115,166) ($ Thousands)                                          115,246
                                                                    -----------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 7.9%
  FHLMC (J)
    5.572%, 10/01/35                                        834             831
  FNMA (J)
    5.524%, 01/01/36                                        783             782
  FNMA 15 Year
    5.500%, 12/01/20                                      3,980           3,967
    5.500%, 02/01/21                                        994             990
    5.500%, 05/01/21                                        983             980
    5.500%, 06/01/21                                         47              47
    5.500%, 07/01/21                                         25              25
  FNMA 15 Year TBA
    5.500%, 10/15/18                                     17,000          16,931
  FNMA 30 Year TBA
    6.500%, 09/13/36                                     21,000          21,315
    5.500%, 09/01/33                                     34,100          33,461
  GNMA
    5.625%, 02/20/34                                        629             631
    5.250%, 08/20/34 (J)                                    269             269
    5.000%, 01/20/33                                      1,148           1,147
    5.000%, 04/20/34                                        571             571
    4.500%, 06/20/34 (J)                                    759             759
    4.500%, 08/20/34 (J)                                    617             615
    4.000%, 02/20/35 (J)                                    462             454
    4.500%, 06/20/36                                        598             592

-------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
   3.750%, 12/20/33                                 $     2,610     $     2,577
                                                                    -----------
Total U.S. Government Mortgage-Backed Obligations
 (Cost $86,457) ($ Thousands)                                            86,944
                                                                    -----------

CORPORATE OBLIGATIONS -- 3.9%

CONSUMER DISCRETIONARY -- 0.2%
  Comcast
    5.300%, 01/15/14                                        520             502
  Cox Communications
    4.625%, 06/01/13                                        415             383
  Gannett
    5.750%, 06/01/11                                        190             191
  Harrahs Operating
    5.500%, 07/01/10                                        415             410
  Omnicon Group
    5.900%, 04/15/16                                        230             229
  Time Warner
    6.875%, 05/01/12                                        415             434
                                                                    -----------
                                                                          2,149
                                                                    -----------
ENERGY -- 0.1%
  Dominion Resources
    4.750%, 12/15/10                                        280             271
  Exelon Generation
    6.950%, 06/15/11                                        415             438
  Kinder Morgan Energy Partners
    5.000%, 12/15/13                                        415             393
                                                                    -----------
                                                                          1,102
                                                                    -----------
FINANCIALS -- 3.5%
  Aetna
    5.750%, 06/15/11                                        415             420
  Allstate Life Global Funding II
    MTN (C) (D) (F)
    5.350%, 09/15/06                                        448             448
  American General
    Finance (C) (D) (F)
    5.360%, 09/15/06                                      1,412           1,412
  Bear Stearns EXL (C) (D)
    5.370%, 09/15/06                                      1,733           1,733
  CIT Group
    5.000%, 02/13/14                                        555             533
  Countrywide Financial Services MTN
    (C) (D)
    5.560%, 09/27/06                                        584             584
  Countrywide Financial Services MTN,
    Ser A (C) (D)
    5.548%, 11/03/06                                      1,022           1,022
    5.380%, 09/13/06                                      1,801           1,801
  Credit Suisse First Boston USA
    6.500%, 01/15/12                                        280             294
  Dekabank (C) (D) (F)
    5.490%, 10/19/06                                      1,801           1,801
  Genworth Financial
    5.750%, 06/15/14                                        415             421
  Glitnir Bank (C) (D) (F)
    5.456%, 09/07/06                                      1,460           1,460
  Goldman Sachs
    5.500%, 11/15/14                                        835             829
  HSBC Finance
    6.375%, 10/15/11                                        415             432


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)


World Equity Ex-US Fund
August 31, 2006

-------------------------------------------------------------------------------
                                                    Face Amount   Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Irish Life & Permanent MTN,
    Ser X (C) (D) (F)
    5.365%, 09/21/06                                $     1,295     $     1,295
  Islandsbanki (C) (D) (F)
    5.376%, 09/22/06                                        828             828
  Istar Financial
    5.875%, 03/15/16                                        280             277
  JPMorgan Chase
    5.125%, 09/15/14                                        415             404
  Jackson National Life
    Funding (C) (D) (F)
    5.402%, 09/01/06                                      2,142           2,142
  Kaupthing Bank MTN (C) (D) (F)
    5.385%, 09/20/06                                      2,434           2,434
  Landsbanki Islands (C) (D) (F)
    5.410%, 09/15/06                                      1,850           1,850
  Lehman Brothers Holdings
    5.500%, 04/04/16                                        415             410
  Merrill Lynch
    6.050%, 05/16/16                                        415             428
  Morgan Stanley
    4.750%, 04/01/14                                        415             392
  Morgan Stanley EXL (C) (D)
    5.456%, 09/05/06                                        341             341
  Morgan Stanley EXL,
    Ser S (C) (D)
    5.410%, 09/05/06                                        487             487
  Natexis Banques (C) (D) (F)
    5.310%, 09/15/06                                        949             949
  Nationwide Building
    Society (C) (D) (F)
    5.550%, 09/28/06                                        536             535
    5.436%, 09/07/06                                        974             974
  Nordbank (C) (D) (F)
    5.354%, 09/25/06                                      1,655           1,655
  Northern Rock (C) (D) (F)
    5.430%, 09/05/06                                      1,003           1,003
  Pacific Life Global
    Funding (C) (D) (F)
    5.350%, 09/13/06                                        730             730
  Premium Asset Trust,
    Ser 2004-10 (C) (D) (F)
    5.370%, 09/15/06                                      1,363           1,363
  Residential Capital
    6.875%, 06/30/15                                         80              83
    6.500%, 04/17/13                                      1,095           1,105
    6.000%, 02/22/11                                        220             219
  SLM EXL,
    Ser S (C) (D) (F)
    5.330%, 09/15/06                                      1,071           1,071
  Shinsei Finance Cayman (D) (F)
    6.418%, 01/29/49                                        545             538
  Sigma Finance MTN (C) (F)
    4.745%, 11/09/06                                        526             526
  Simon Property Group
    5.750%, 12/01/15                                        280             280
    5.600%, 09/01/11                                        300             301
  Skandinav Enskilda Bank (C) (D) (F)
    5.320%, 09/18/06                                      1,071           1,071
  Stanfield Victoria MTN (C)
    5.445%, 06/11/07                                        974             974
  Wachovia
    4.875%, 02/15/14                                        280             268
  Washington Mutual Preferred Funding
    (D) (F)
    6.534%, 03/15/49                                        600             587
                                                                    -----------
                                                                         38,710
                                                                    -----------

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                 ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
HEALTH CARE -- 0.1%
  Teva Pharmaceutical
    5.550%, 02/01/16                                $       415     $       403
  Wellpoint
    6.800%, 08/01/12                                        280             298
                                                                    -----------
                                                                            701
                                                                    -----------
INDUSTRIALS -- 0.0%
  Lafarge
    6.150%, 07/15/11                                        250             254
                                                                    -----------
TELECOMMUNICATION SERVICES -- 0.0%
  Embarq
    6.738%, 06/01/13                                        415             423
                                                                    -----------
Total Corporate Obligations
 (Cost $43,109) ($ Thousands)                                            43,339
                                                                    -----------

CASH EQUIVALENT -- 2.4%
  SEI Daily Income Trust, Prime
    Obligations Fund, Cl A,
    5.330% **++                                      26,780,059          26,780
                                                                    -----------
Total Cash Equivalent
 (Cost $26,780) ($ Thousands)                                            26,780
                                                                    -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.3%
  FHLMC CMO STRIPS,
    Ser 232, Cl IO, IO
    5.000%, 08/01/35                                      1,296             321
  FHLMC CMO STRIPS,
    Ser 233, Cl 12, IO
    5.000%, 09/15/35                                      1,614             388
  FHLMC DN (A)
    5.250%, 01/16/07                                      1,575           1,544
    2.095%, 01/23/95                                        350             342
  FHLMC DN (A) (H)
    5.098%, 10/23/06                                        175             174
    5.050%, 11/14/06                                        100              99
  FNMA CMO STRIPS,
    Ser 2006-10, Cl FD (D)
    5.674%, 03/25/36                                      2,316           2,311
  FNMA CMO STRIPS,
    Ser 359, Cl 6, IO
    5.000%, 11/01/35                                        639             159
  FNMA CMO STRIPS,
    Ser 360, Cl 2, IO
    5.000%, 08/01/35                                      9,156           2,269
  FNMA DN (A)
    5.394%, 12/06/06                                        700             690
    5.329%, 11/30/06                                        300             296
    5.205%, 03/30/07                                         95              92
    5.160%, 02/07/07                                         50              49
    5.150%, 11/08/06 (H)                                  5,320           5,268
                                                                    -----------
Total U.S. Government Agency Obligations
 (Cost $13,987) ($ Thousands)                                            14,002

U.S. TREASURY OBLIGATIONS (E) -- 1.1%
  U.S. Treasury Bills (A)
    4.990%, 11/24/06                                      1,851           1,830
    4.968%, 10/19/06                                        450             447
    4.953%, 10/12/06                                        650             646
    4.951%, 10/05/06                                      1,350           1,344
    4.939%, 11/09/06                                        100              99


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)


World Equity Ex-US Fund
August 31, 2006

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                 ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
    4.937%, 09/28/06                                $       450     $       448
    4.856%, 09/21/06                                        200             200
  U.S. Treasury Inflationary Index Notes
    2.375%, 04/15/11                                      7,663           7,695
                                                                    -----------
Total U.S. Treasury Obligations
 (Cost $12,697) ($ Thousands)                                            12,709
                                                                    -----------

COMMERCIAL PAPER (C) (E) -- 1.1%
  Adirondack
    5.316%, 09/08/06                                        974             973
  Altius I Funding
    5.316%, 09/08/06                                        682             681
  Broadhollow Funding
    5.315%, 09/07/06                                        487             486
    5.314%, 09/06/06                                        740             739
  Elysian Funding LLC
    5.451%, 11/27/06                                        874             862
    5.360%, 09/01/06                                      1,696           1,696
  KKR Pacific Funding Trust
    5.330%, 09/27/06                                         39              39
  Lakeside Funding
    5.370%, 09/08/06                                        564             564
  Main Street Warehouse Funding
    5.315%, 09/20/06                                      1,314           1,311
  Rams Funding
    5.314%, 09/19/06                                        487             486
  Rhineland Funding Capital
    5.494%, 10/12/06                                        487             484
    5.313%, 09/05/06                                      2,463           2,462
  Thornburg Mortgage Capital Resource
    5.315%, 09/07/06                                        974             973
                                                                    -----------
Total Commercial Paper
 (Cost $11,756) ($ Thousands)                                            11,756
                                                                    -----------

PREFERRED STOCK -- 0.7%

AUSTRALIA -- 0.0%
  News*                                                   2,988              57
                                                                    -----------
BRAZIL -- 0.5%
  Cia Energetica de Minas Gerais*                    50,585,515           2,120
  Petroleo Brasileiro                                    52,000           1,054
  Tam*                                                   82,342           2,544
  Usinas Siderurgicas de Minas
     Gerais, Cl A                                        21,400             676
                                                                    -----------
                                                                          6,394
                                                                    -----------
GERMANY -- 0.1%
  Porsche                                                   182             187
  ProSiebenSat.1 Media                                   12,000             322
  Volkswagen                                              1,412              80
                                                                    -----------
                                                                            589
                                                                    -----------
UNITED KINGDOM -- 0.1%
  Scottish Power, Cl B                                  106,308             733
                                                                    -----------
Total Preferred Stock
 (Cost $5,110) ($ Thousands)                                              7,773
                                                                    -----------

-------------------------------------------------------------------------------
                                             Shares/Face Amount   Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------

EQUITY LINKED WARRANTS -- 0.2%
  China Overseas Land & Investment                      403,500     $        59
  Swisscom*                                               1,719               5
  High Tech Computer*                                   108,912           2,748
                                                                    -----------
Total Equity Linked Warrants
 (Cost $1,483) ($ Thousands)                                              2,812
                                                                    -----------

MASTER NOTE (C)-- 0.2%
  Bank of America
    5.383%, 09/01/06                                $     2,434           2,434
                                                                    -----------
Total Master Note
 (Cost $2,434) ($ Thousands)                                              2,434
                                                                    -----------

CERTIFICATES OF DEPOSIT (C) (D) -- 0.2%
  Barclays Bank
    5.440%, 06/11/07                                        487             487
  CC USA
    5.520%, 06/18/07                                        974             974
  US Trust Company of New York
    5.370%, 09/13/06                                        389             389
                                                                    -----------
Total Certificates of Deposit
 (Cost $1,850) ($ Thousands)                                              1,850
                                                                    -----------

TIME DEPOSIT (C) -- 0.1%
  National City
    5.260%, 09/01/06                                        960             960
                                                                    -----------
Total Time Deposit
 (Cost $960) ($ Thousands)                                                  960
                                                                    -----------

EXCHANGE TRADED FUND -- 0.1%
  iShares MSCI EAFE Index Fund*                           4,700             318
  iUnits S&P/TSX 60 Index Fund                            4,100             253
                                                                    -----------
Total Exchange Traded Fund
 (Cost $534) ($ Thousands)                                                  571
                                                                    -----------

PURCHASED OPTIONS -- 0.0%
  120 Day Euro Futures Call, Expires
     12/16/06, Strike Price $95*                            100              59
  90 Day Euro Futures Put, Expires
     10/14/06, Strike Price $94.375*                         46              --
                                                                    -----------
Total Purchased Options
 (Cost $81) ($ Thousands)                                                    59
                                                                    -----------

                                                          Number
                                                       of Rights
                                                     -----------

RIGHTS -- 0.0%
  Henderson Land Development* (K)                         5,105              --
  Sun Hung Kai Properties* (K)                           63,000              --
                                                                    -----------
Total Rights
 (Cost $--) ($ Thousands)                                                    --
                                                                    -----------


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)


World Equity Ex-US Fund
August 31, 2006

-------------------------------------------------------------------------------
                                                    Face Amount   Market Value
Description                             ($ Thousands)/Contracts   ($ Thousands)
-------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS (C) (I) -- 0.7%
 Barclays Capital
  5.270%, dated 08/31/06, to be
  repurchased on 09/01/06,
  repurchase price $1,691,749
  (collateralized by U.S. Government
  Obligations, ranging in par value
  $153,015-$1,092,164,
  0.000%-6.625%, 07/24/07-05/09/16;
  with total market value $1,725,589)               $     1,692    $     1,692
 Lehman Brothers
  5.260%, dated 08/31/06, to be
  repurchased on 09/01/06,
  repurchase price $5,637,820
  (collateralized by U.S. Government
  Obligations, ranging in par value
  $369,806-$874,233, 0.000%-6.000%,
  09/19/06-08/19/11; with total
  market value $5,749,742)                                5,637          5,637
                                                                   -----------
Total Repurchase Agreements
 (Cost $7,329) ($ Thousands)                                             7,329
                                                                   -----------

Total Investments -- 111.2%
 (Cost $1,110,971) ($ Thousands) @                                 $ 1,228,089
                                                                   ===========

 WRITTEN OPTIONS -- 0.0%
  120 Day Euro Futures Call, Expires
     12/15/06, Strike Price $95                            (100)           (48)
  120 Day Euro Futures Put, Expires
     10/14/06, Strike Price $94.50                          (46)            --
                                                                   -----------
Total Written Options
(Premiums Received $(73)) ($ Thousands)                                    (48)
                                                                   -----------



Reverse Repurchase Agreements -- A summary of the outstanding reverse repurchase agreements held by the Fund at August 31, 2006, is as follows:

PRINCIPAL
AMOUNT                                                                VALUE
($ THOUSANDS)                    COUNTERPARTY                 ($ THOUSANDS)
----------------------------------------------------------------------------
                               JP Morgan Chase
         $3,366                5.140%, 12/31/50                     $3,366
                               JP Morgan Chase
          2,544                5.200%, 12/31/50                      2,544
                                 Bear Stearns
          1,647                5.160%, 12/31/50                      1,647
                                 Bear Stearns
            873                5.220%, 12/31/06                        873
                                 Bear Stearns
         39,023                5.324%, 09/21/06                     39,023



Futures -- A summary of the open futures contracts held by the Fund at August 31, 2006, is as follows:

                                                                     UNREALIZED
                                                                   APPRECIATION
                                       NUMBER OF    EXPIRATION   (DEPRECIATION)
TYPE OF CONTRACT                       CONTRACTS          DATE    ($ THOUSANDS)
--------------------------------------------------------------------------------
90-Day Euro$                                 (49)     Mar-2010          $   (20)
90-Day Euro$                                 (43)     Mar-2011              (23)
90-Day Euro$                                  (1)     Mar-2007               --
90-Day Euro$                                 (55)     Mar-2007                1
90-Day Euro$                                  (1)     Mar-2008               (1)
90-Day Euro$                                 (55)     Mar-2008              (34)
90-Day Euro$                                 (49)     Mar-2009              (25)
90-Day Euro$                                 (52)     Jun-2010              (21)
90-Day Euro$                                 (11)     Jun-2011               (4)
90-Day Euro$                                 (22)     Jun-2007              (20)
90-Day Euro$                                 (55)     Jun-2007              (11)
90-Day Euro$                                  (1)     Jun-2008               (1)
90-Day Euro$                                 (50)     Jun-2008              (30)
90-Day Euro$                                 (49)     Jun-2009              (24)
90-Day Euro$                                 (54)     Sep-2010              (22)
90-Day Euro$                                  (1)     Sep-2006               --
90-Day Euro$                                 (55)     Sep-2006               16
90-Day Euro$                                  (1)     Sep-2007               (1)
90-Day Euro$                                 (55)     Sep-2007              (23)
90-Day Euro$                                 (49)     Sep-2008              (28)
90-Day Euro$                                 (49)     Sep-2009              (23)
90-Day Euro$                                 (54)     Dec-2010              (21)
90-Day Euro$                                  (1)     Dec-2006               --
90-Day Euro$                                 (33)     Dec-2006               11
90-Day Euro$                                  (1)     Dec-2007               (1)
90-Day Euro$                                 (55)     Dec-2007              (32)
90-Day Euro$                                 (49)     Dec-2008              (28)
90-Day Euro$                                 (49)     Dec-2009              (22)
Amsterdam
 Exchange Index                               53      Sep-2006               53
CAC 40 10 Euro                               208      Sep-2006               20
DAX Index                                     72      Sep-2006              974
DJ Euro Stoxx                                235      Sep-2006              625
EURO-Bund                                    (24)     Sep-2006              (30)
FTSE 100 Index                               315      Sep-2006            1,485
FTSE 100 Index                                62      Sep-2006              174
Hang Seng Index                               22      Sep-2006               53
Hang Seng Index                               14      Sep-2006               36
IBEX 35 Plus Index                            34      Sep-2006               25
MSCI Singapore
 Index                                        26      Sep-2006               14
OMX Index                                    484      Sep-2006               96
S&P/MIB Index                                 28      Sep-2006              470
S&P/TSE 60 Index                              94      Sep-2006              678
S&P/TSE 60 Index                              31      Sep-2006               80
SPI 200 Index                                 83      Sep-2006              475
SPI 200 Index                                 41      Sep-2006              122
Topix Index                                  238      Sep-2006            1,257
Topix Index                                   60      Sep-2006              320
U.S. 2-Year Note                             (11)     Dec-2006               (4)
U.S. 5-Year Note                            (191)     Dec-2006              (51)
U.S. 5-Year Note                              (8)     Dec-2006               (1)
U.S. 10-Year Note                            (37)     Sep-2006              (48)
U.S. 10-Year Note                             (9)     Dec-2006               (4)
U.S. Long Treasury
 Bond                                         (8)     Dec-2006               (4)
                                                                 --------------
                                                                        $ 6,428
                                                                 ==============


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)


World Equity Ex-US Fund
August 31, 2006


Forward Foreign Currency -- A summary of the outstanding forward foreign currency contracts held by the Fund at August 31, 2006 is as follows:



                                                                     UNREALIZED
                               CURRENCY TO         CURRENCY TO     APPRECIATION
MATURITY                           DELIVER             RECEIVE   (DEPRECIATION)
DATES                          (THOUSANDS)         (THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------
9/21/2006                USD        18,924   AUD        25,030       $      181

9/21/2006                USD        52,309   CAD        57,944              (64)

9/21/2006                USD        11,775   CHF        14,565               60

9/21/2006                USD        25,261   GBP        13,388              208

9/21/2006                HKD        93,615   USD        12,042               (3)

9/21/2006                JPY     1,747,081   USD        14,940               10

9/21/2006                MXP        70,253   USD         6,400              (35)

9/21/2006                EUR        25,007   USD        31,917             (123)

9/25/2006                USD         6,421   AUD         8,415                1

9/25/2006                USD         9,151   CAD        10,204               50

9/25/2006                USD         8,732   CHF        10,741               (1)

9/25/2006                USD           992   DKK         5,765               (2)

9/25/2006                USD        40,690   EUR        31,702              (63)

9/25/2006                USD        30,600   GBP        16,191              205

9/25/2006                USD        30,470   JPY     3,534,492             (248)

9/25/2006                USD           953   NOK         5,971               (5)

9/25/2006                USD         3,162   SEK        22,649              (26)

9/25/2006                USD           801   SGD         1,260                1

1/23/2007                JPY       260,000   NZD         3,529               30

2/21/2007                CHF         2,700   GBP         1,172                6

2/21/2007                JPY       258,000   GBP         1,189               14

2/21/2007                JPY       258,000   NZD         3,564               57

2/21/2007                JPY       258,000   USD         2,252               --
                                                                     ----------
                                                                     $      253
                                                                     ==========


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)


World Equity Ex-US Fund
August 31, 2006


Swaps -- A summary of outstanding swap agreements held by the Fund at August 31, 2006, is as follows:


----------------------------------------------------------------------------------------------------------------------------
                                                     TOTAL RETURN SWAPS
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             NET UNREALIZED
                                                                                           NOTIONAL            APPRECIATION
                                                                 EXPIRATION                  AMOUNT          (DEPRECIATION)
DESCRIPTION                                                            DATE             (THOUSANDS)           ($ THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------
Fund receives payment on the monthly reset
spread from Bank of America -- CMBS AAA 10YR
Index times the notional amount.  Fund receives
payment if the return on the spread appreciates
over the payment period, and pays if the return
on the spread depreciates over the payment
period (Counterparty:  Bank of America)                            02/27/07                  18,000                    (21)

Fund receives payment on the monthly reset
spread from Bank of America -- CMBS AAA 10YR
Index times the notional amount.  Fund receives
payment if the return on the spread appreciates
over the payment period, and pays if the return
on the spread depreciates over the payment
period (Counterparty:  Bank of America)                            02/28/07                  10,000                       2

Fund receives payment on the monthly reset
spread from Bank of America -- CMBS BBB Index
plus 25 basis points times the notional amount.
Fund receives payment if the return on the
spread appreciates over the payment period, and
pays if the return on the spread depreciates
over the payment period (Counterparty:  Bank of
America)                                                           10/31/06                   4,000                     (2)

Fund receives payment on the monthly reset
spread from Lehman Brothers -- CMBS AAA Index
times the notional amount.  Fund receives
payment if the return on the spread appreciates
over the payment period, and pays if the return
on the spread depreciates over the payment
period (Counterparty:  Bank of America)                            09/01/06                  17,000                     (7)

Fund receives payment on the monthly reset
spread from Swiss Markwt Index -- CHF 3M TRI
Libor plus 32 basis points.  Fund receives
payment if the return on the spread appreciates
over the payment period, and pays if the return
on the spread depreciates over the payment
period (Counterparty:  Bank of America)                            01/24/07                   9,619                      598
                                                                                                                 -----------
                                                                                                                 $       570
                                                                                                                 ===========


----------------------------------------------------------------------------------------------------------------------------
                                                   CREDIT DEFAULT SWAPS
----------------------------------------------------------------------------------------------------------------------------
Fund receives monthly payment of 0.54% per annum
times the notional amount of the ABX.HE.A
Index.  Upon a defined credit event, Fund pays
the notional amount and takes receipt of the
defined deliverable obligation (Counterparty:
JPMorgan Chase)                                                    07/25/45                   6,500              $        20

Fund receives monthly payment of 0.54% per annum
times the notional amount of the ABX.HE.A
Index.  Upon a defined credit event, Fund pays
the notional amount and takes receipt of the
defined deliverable obligation (Counterparty:
JPMorgan Chase)                                                    07/25/45                   6,000                       18
                                                                                                                 -----------
                                                                                                                 $        38
                                                                                                                 ===========


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)


World Equity Ex-US Fund
August 31, 2006


Percentages are based on Net Assets of $1,104,037 ($ Thousands).

*Non-Income Producing Security

**Rate shown is the 7-day effective yield as of August 31, 2006.

+Real Estate Investment Trust.

++Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.

(A)Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)This security or a partial position of this security is on loan at August 31, 2006. The total value of securities on loan at August 31, 2006 was $56,220 ($ Thousands).

(C)This security was purchased with cash collateral held from securities lending. The total value of such securities as of August 31, 2006 was $59,445 ($ Thousands).

(D)Variable Rate Security -- The rate reported on the Schedule of
Investments is the rate in effect as of August 31, 2006.

(E)The rate reported is the effective yield at time of purchase.

(F)This security was sold within the terms of private placement memorandum, exempt from registration under Section 3A-4, 4(2), or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid by guidelines established by the Board of Trustees.

(G)Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on August 31, 2006. The coupon on a step bond changes on a specified date.

(H)Zero coupon security -- The rate reported on the Schedule of investments is the effective yield at time of purchase.

(I)Tri-Party Repurchase Agreement

(J)Security, or portion of this security, has been pledged as collateral on open swap contracts.

(K)These rights do not have expiration dates.

ADR -- American Depositary Receipt
AUD -- Australian Dollar
CAD -- Canadian Dollar
CDO -- Collateralized Debt Obligation
CHF -- Swiss Franc
Cl -- Class
CMBS -- Commercial Mortgage-Backed Securities
CMO -- Collateralized Mortgage Obligation
DKK -- Danish Krone
DN -- Discount Note
EUR -- Euro
EXL -- Extendable Maturity
FDR -- Foriegn Depositary Receipt
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GBP -- British Pound Sterling
GDR -- Global Depositary Receipt
GNMA -- Government National Mortgage Association
HKD -- Hong Kong Dollar
IO -- Interest Only
JPY -- Japanese Yen
LLC -- Limited Liability Company
MTN -- Medium Term Note
MXP -- Mexican Peso
NIM -- Net Interest Margin
NOK -- Norwegian Krone
NZD -- New Zealand Dollar
SEK -- Swedish Krona
SDR -- Swedish Depositary Receipt
Ser -- Series
SGD -- Singapore Dollar
STRIPS -- Separately Traded Registered Interest and Principal Securities TBA -- To Be Announced
USD -- United States Dollar
Amounts designated as "--" are zero or have been rounded to zero.

@At August 31, 2006, the tax basis cost of the Fund's investments was $1,110,971, and the unrealized appreciation and depreciation were $125,897 ($ Thousands) and $(8,779) ($ thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Emerging Markets Debt Fund
August 31, 2006

--------------------------------------------------------------------------------
                                               Face Amount(1)       Market Value
Description                                       (Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

GLOBAL BONDS -- 89.7%

ARGENTINA -- 7.5%
  Province of Buenos Aires (H)
    2.000%, 05/15/35                                      800        $      358
  Republic of Argentina (B)
    8.602%, 12/15/35                                    1,600               136
    8.388%, 12/15/35                                    9,090               864
    5.589%, 08/03/12 (I)                               13,810             9,701
    3.339%, 12/31/33                                    1,328               546
  Republic of Argentina (B) EUR
    10.155%, 12/15/35                                   1,325               154
  Republic of Argentina (C)
    8.280%, 12/31/33                                   10,938            10,758
  Republic of Argentina (H)
    1.330%, 12/31/38                                   18,200             7,917
  Republic of Argentina (I)
    10.250%, 01/26/07                                     850               332
  Republic of Argentina EUR
    9.000%, 06/20/03 (I)                                3,000             1,172
    9.000%, 11/19/08 (I)                                1,000               197
    9.000%, 05/29/09                                    1,375               512
    8.500%, 07/01/04 (I)                                4,300             1,582
    8.125%, 04/21/08                                    3,000             1,104
  Republic of Argentina MTN, Ser E EUR
    10.000%, 01/07/05 (I)                               1,650               634
    9.250%, 07/20/04 (I)                                2,100               763
    8.750%, 02/04/49                                    5,000             1,888
    8.000%, 10/30/09 (I)                                2,000               395
    7.000%, 03/18/49                                    2,300               866
                                                                     ----------
                                                                         39,879
                                                                     ----------

BOSNIA-HERZEGOVINA -- 0.1%
  Republic of Bosnia & Herzegovina,
    Ser B (E) EUR
    9.223%, 12/11/17                                    1,000               458
                                                                     ----------

BRAZIL -- 12.5%
  Federal Republic of Brazil
    12.500%, 01/05/16                                  10,300             4,857
    10.125%, 05/15/27                                   2,000             2,688
    8.250%, 01/20/34                                    1,500             1,725
    8.000%, 01/15/18                                    5,520             6,061
    7.125%, 01/20/37                                    2,980             3,050
  Federal Republic of Brazil (C)
    11.000%, 08/17/40                                  22,825            29,821
    8.750%, 02/04/25                                   14,225            16,906
    7.875%, 03/07/15                                    1,240             1,363
                                                                     ----------
                                                                         66,471
                                                                     ----------

CAYMAN ISLANDS -- 0.8%
  Vale Overseas
    6.250%, 01/11/16                                    4,525             4,491
                                                                     ----------

CHILE -- 0.4%
  Codelco
    5.500%, 10/15/13                                      575               569
  Republic of Chile
    5.500%, 01/15/13                                    1,550             1,556
                                                                     ----------
                                                                          2,125
                                                                     ----------

--------------------------------------------------------------------------------
                                               Face Amount(1)       Market Value
Description                                       (Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
CHINA -- 0.6%
  People's Republic of China
    4.750%, 10/29/13                                    3,375        $    3,275
                                                                     ----------

COLOMBIA -- 5.7%
  Republic of Colombia
    12.000%, 10/22/15                               7,104,000             3,382
    11.750%, 03/01/10                               5,120,000             2,290
    11.750%, 02/25/20                                   8,080            11,328
    10.750%, 01/15/13                                     745               910
    8.125%, 05/21/24                                    7,330             8,063
    7.375%, 01/27/17                                    1,985             2,064
  Republic of Colombia (C)
    10.375%, 01/28/33                                   1,850             2,507
                                                                     ----------
                                                                         30,544
                                                                     ----------

DOMINICAN REPUBLIC -- 0.1%
  Republic of Dominican Republic
    8.625%, 04/20/27                                      600               636
                                                                     ----------

ECUADOR -- 2.6%
  Government of Ukraine Registered
    6.625%, 03/04/11                                    1,000             1,017
  Republic of Ecuador Registered
    10.000%, 08/15/30 (H)                              10,660            10,662
    9.375%, 12/15/15                                    2,050             2,095
                                                                     ----------
                                                                         13,774
                                                                     ----------

EL SALVADOR -- 2.6%
  Republic of El Salvador
    8.250%, 04/10/32                                    4,870             5,437
    7.750%, 01/24/23                                    1,815             2,006
    7.650%, 06/15/35                                    6,061             6,349
                                                                     ----------
                                                                         13,792
                                                                     ----------

INDONESIA -- 2.5%
  Indonesia Treasury Bond
    12.000%, 09/15/11                                  27,130                 3
  Indosat Finance
    7.125%, 06/22/12                                      500               498
  Republic of Indonesia
    8.500%, 10/12/35                                    1,130             1,296
    7.500%, 01/15/16                                    1,140             1,203
    6.750%, 03/10/14                                    2,710             2,733
  Republic of Indonesia (A)
    7.500%, 01/15/16                                    2,200             2,324
    7.250%, 04/20/15                                    1,350             1,397
  Republic of Indonesia (A) (C)
    8.500%, 10/12/35                                    3,375             3,894
                                                                     ----------
                                                                         13,348
                                                                     ----------

IRAQ -- 0.7%
  Republic of Iraq
    5.800%, 01/15/28                                    5,575             3,578
                                                                     ----------

LUXEMBOURG -- 0.6%
  Gaz Capital for Gazprom Registered
    9.625%, 03/01/13                                    1,000             1,181
    8.625%, 04/28/34                                    1,800             2,247
                                                                     ----------
                                                                          3,428
                                                                     ----------


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Emerging Markets Debt Fund
August 31, 2006

--------------------------------------------------------------------------------
                                               Face Amount(1)       Market Value
Description                                       (Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
MALAYSIA -- 1.0%
  Government of Malaysia
    7.500%, 07/15/11                                    3,805        $    4,133
  Petronas Capital
    7.875%, 05/22/22                                      875             1,044
                                                                     ----------
                                                                          5,177
                                                                     ----------

MEXICO -- 5.0%
  Mexican Bonos
    8.000%, 12/17/15                                   28,000             2,536
  Pemex Project Funding Master Trust
    7.375%, 12/15/14                                      330               357
  Pemex Project Funding Master Trust (A)
    9.500%, 09/15/27                                    1,800             2,340
  Telefonos de Mexico
    8.750%, 01/31/16                                   10,000               872
  United Mexican States
    8.125%, 12/30/19                                    5,775             6,959
    7.500%, 04/08/33                                    1,200             1,389
  United Mexican States MTN
    8.300%, 08/15/31                                    3,065             3,851
    8.000%, 09/24/22                                    1,000             1,205
    6.375%, 01/16/13                                    2,267             2,358
  United Mexican States MTN, Ser A (C)
    5.875%, 01/15/14                                    4,489             4,567
                                                                     ----------
                                                                         26,434
                                                                     ----------

NETHERLANDS -- 0.1%
  Kazkommerts International (A)
    7.875%, 04/07/14                                      265               271
                                                                     ----------

NIGERIA -- 0.3%
  TuranAlem Finance
    8.500%, 02/10/15                                      280               289
    8.000%, 03/24/14                                      450               454
  TuranAlem Finance (A)
    7.875%, 06/02/10                                      680               697
                                                                     ----------
                                                                          1,440
                                                                     ----------

PAKISTAN -- 0.3%
  Republic of Pakistan
    7.125%, 03/31/16                                      500               480
  Republic of Pakistan (A)
    7.125%, 03/31/16                                    1,150             1,105
                                                                     ----------
                                                                          1,585
                                                                     ----------

PANAMA -- 1.6%
  Republic of Panama
    9.375%, 04/01/29                                      350               444
    8.875%, 09/30/27                                    3,875             4,727
    6.700%, 01/26/36                                      615               602
  Republic of Panama (C)
    7.250%, 03/15/15                                    2,550             2,690
  Republic of Panama, Ser 20YR
    5.563%, 07/17/16                                      258               254
                                                                     ----------
                                                                          8,717
                                                                     ----------

--------------------------------------------------------------------------------
                                               Face Amount(1)       Market Value
Description                                       (Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
PERU -- 2.4%
  Republic of Peru
    8.750%, 11/21/33                                      400        $      482
    8.375%, 05/03/16                                    1,000             1,138
  Republic of Peru (C)
    9.875%, 02/06/15                                      405               498
    7.350%, 07/21/25                                    6,105             6,441
  Republic of Peru FLIRB,
    Ser 20YR (B)
    5.000%, 03/07/17                                    4,583             4,482
                                                                     ----------
                                                                         13,041
                                                                     ----------

PHILIPPINES -- 7.3%
  National Power
    9.625%, 05/15/28                                      800               913
  Republic of Philippines
    9.875%, 01/15/19                                      300               364
    9.375%, 01/18/17                                      900             1,051
    8.000%, 01/15/16                                      660               712
  Republic of Philippines (C)
    10.625%, 03/16/25                                   8,775            11,506
    9.500%, 02/02/30                                   15,200            18,544
    8.750%, 10/07/16                                    2,315             2,583
    8.250%, 01/15/14                                    1,025             1,107
    7.750%, 01/14/31                                    2,050             2,114
                                                                     ----------
                                                                         38,894
                                                                     ----------

POLAND -- 0.2%
  Government of Poland
    5.250%, 01/15/14                                    1,045             1,037
                                                                     ----------

RUSSIA -- 11.6%
  Russian Federation Registered
    12.750%, 06/24/28                                   5,800            10,344
    8.625%, 05/05/11                                      930               918
    5.000%, 03/31/30 (H)                               43,495            48,405
  Russian Ministry of Finance
    3.000%, 05/14/11                                    2,600             2,321
                                                                     ----------
                                                                         61,988
                                                                     ----------

SOUTH AFRICA -- 1.5%
  Republic of South Africa
    7.375%, 04/25/12                                      880               946
    6.500%, 06/02/14                                    6,885             7,186
                                                                     ----------
                                                                          8,132
                                                                     ----------

THAILAND -- 0.4%
  Bangkok Land (I)
    3.125%, 03/31/01                                    5,300             2,321
                                                                     ----------

TUNISIA -- 0.5%
  Banque Centrale de Tunisie
    8.250%, 09/19/27                                      420               500
    7.375%, 04/25/12                                    2,285             2,445
                                                                     ----------
                                                                          2,945
                                                                     ----------

TURKEY -- 6.8%
  Republic of Turkey
    11.875%, 01/15/30                                   5,105             7,619
    11.500%, 01/23/12                                     600               727


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Emerging Markets Debt Fund
August 31, 2006

--------------------------------------------------------------------------------
                                               Face Amount(1)       Market Value
Description                                       (Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
    9.500%, 01/15/14                                    3,580        $    4,099
    7.375%, 02/05/25                                    3,225             3,211
    7.250%, 03/15/15                                    4,300             4,370
    7.000%, 06/05/20                                    2,350             2,315
  Republic of Turkey (C)
    8.000%, 02/14/34                                    6,125             6,408
    6.875%, 03/17/36                                    8,095             7,548
                                                                     ----------
                                                                         36,297
                                                                     ----------

UKRAINE -- 1.4%
  Credit Suisse First Boston for the
    City of Kiev 8.000%, 11/06/15                         500               509
  Government of Ukraine Registered (A)
    6.875%, 03/04/11                                    3,825             3,886
  Government of Ukraine Registered (C)
    7.650%, 06/11/13                                    2,350             2,507
  Government of Ukraine Registered
    7.650%, 06/11/13                                      400               427
                                                                     ----------
                                                                          7,329
                                                                     ----------

URUGUAY -- 3.7%
  Republic of Uruguay
    9.250%, 05/17/17                                    3,450             4,011
    8.000%, 11/18/22                                    6,095             6,385
  Republic of Uruguay (C)
    7.625%, 03/21/36                                    2,925             2,910
    7.500%, 03/15/15                                    3,625             3,752
  Republic of Uruguay PIK
    7.875%, 01/15/33                                    2,660             2,733
                                                                     ----------
                                                                         19,791
                                                                     ----------

VENEZUELA -- 8.9%
  Government of Venezuela
    13.625%, 08/15/18                                     800             1,208
    10.750%, 09/19/13                                   6,775             8,299
    9.375%, 01/13/34                                    1,550             1,953
    9.250%, 09/15/27                                   19,095            23,735
    8.500%, 10/08/14                                    4,985             5,566
    7.650%, 04/21/25                                      675               717
    5.750%, 02/26/16                                    6,300             5,860
                                                                     ----------
                                                                         47,338
                                                                     ----------
Total Global Bonds
 (Cost $468,001) ($ Thousands)                                          478,536
                                                                     ----------
CORPORATE OBLIGATIONS (D) -- 6.3%

FINANCIALS -- 6.3%
  Allstate Life Global Funding II
    MTN (A) (B)
    5.350%, 09/15/06                                      491               491
  American General Finance (A)(B)
    5.360%, 09/15/06                                    1,548             1,548
  Bear Stearns EXL (B)
    5.370%, 09/15/06                                    1,900             1,900
  Countrywide Financial Services
    MTN, (B)
    5.560%, 09/27/06                                      640               640

--------------------------------------------------------------------------------
                                               Face Amount(1)       Market Value
Description                                       (Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
  Countrywide Financial Services
    MTN Ser A (B)
    5.548%, 11/03/06                                    1,121        $    1,121
    5.380%, 09/13/06                                    1,975             1,975
  Dekabank (A) (B)
    5.490%, 10/19/06                                    1,975             1,975
  Glitnir Bank (A) (B)
    5.456%, 09/07/06                                    1,601             1,601
  Irish Life & Permanent MTN,
    Ser X (A) (B)
    5.365%, 09/21/06                                    1,420             1,420
  Islandsbanki (A) (B)
    5.376%, 09/22/06                                      907               907
  Jackson National Life Funding (A) (B)
    5.402%, 09/01/06                                    2,348             2,348
  Kaupthing Bank MTN (A) (B)
    5.385%, 09/20/06                                    2,669             2,669
  Landsbanki Islands (A) (B)
    5.410%, 09/15/06                                    2,028             2,028
  Morgan Stanley EXL (B)
    5.456%, 09/05/06                                      374               374
  Morgan Stanley EXL, Ser S (B)
    5.410%, 09/05/06                                      534               534
  Natexis Banques (A) (B)
    5.310%, 09/15/06                                    1,041             1,041
  Nationwide Building Society (A)(B)
    5.550%, 09/28/06                                      587               587
    5.436%, 09/07/06                                    1,067             1,067
  Nordbank (A) (B)
    5.354%, 09/25/06                                    1,815             1,815
  Northern Rock (A) (B)
    5.430%, 09/05/06                                    1,100             1,100
  Pacific Life Global Funding (A)(B)
    5.350%, 09/13/06                                      801               801
  Premium Asset Trust,
    Ser 2004-10 (A) (B)
    5.370%, 09/15/06                                    1,494             1,494
  SLM EXL, Ser S (A) (B)
    5.330%, 09/15/06                                    1,174             1,174
  Sigma Finance MTN (A)
    4.745%, 11/09/06                                      576               576
  Skandinav Enskilda Bank (A) (B)
    5.320%, 09/18/06                                    1,174             1,174
  Stanfield Victoria MTN
    5.445%, 06/11/07                                    1,067             1,067
                                                                     ----------
Total Corporate Obligations
 (Cost $33,427) ($ Thousands)                                            33,427
                                                                     ----------

DEPOSIT WITH COUNTERPARTY AS COLLATERAL
FOR SWAP CONTRACTS (G) -- 3.3%

Deposit to Citibank as Collateral for
  Swap Contracts Outstanding                              200               200
Deposit to Citigroup as Collateral for
  Swap Contracts Outstanding                              400               400
Deposit to Credit Suisse First Boston
  as Collateral for Swap Contracts
  Outstanding                                           6,650             6,650
Deposit to Credit Suisse First Boston
  as Collateral for Swap Contracts
  Outstanding                                             600               600
Deposit to JPMorgan Chase as
  Collateral for Swap Contracts
  Outstanding                                           2,992             2,992


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Emerging Markets Debt Fund
August 31, 2006

--------------------------------------------------------------------------------
                                               Face Amount(1)       Market Value
Description                                       (Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
Deposit to JPMorgan Chase as
  Collateral for Swap Contracts
  Outstanding                                           1,047        $    1,047
Deposit to Merrill Lynch as
  Collateral for Swap Contracts
  Outstanding                                             243               243
Deposit to Standard Bank as
  Collateral for Swap Contracts
  Outstanding                                             103               103
Deposit to Standard Bank as
  Collateral for Swap Contracts
  Outstanding                                           1,969             1,969
Deposit to Standard Bank as
  Collateral for Swap Contracts
  Outstanding                                           1,166             1,166
Deposit to Standard Bank as
  Collateral for Swap Contracts
  Outstanding                                           1,310             1,310
Deposit to Standard Bank as
  Collateral for Swap Contracts
  Outstanding                                             806               806
Deposit to Standard Bank as
  Collateral for Swap Contracts
  Outstanding                                             117               117
                                                                     ----------
Total Deposit with Counterparty as
 Collateral for Swap Contracts
 (Cost $17,603) ($ Thousands)                                            17,603
                                                                     ----------

COMMERCIAL PAPER (D) (E) -- 2.4%

  Adirondack
    5.316%, 09/08/06                                    1,067             1,066
  Altius I Funding
    5.316%, 09/08/06                                      747               746
  Broadhollow Funding
    5.315%, 09/07/06                                      534               533
    5.314%, 09/06/06                                      811               811
  Elysian Funding LLC
    5.451%, 11/27/06                                      958               946
    5.360%, 09/01/06                                    1,859             1,859
  KKR Pacific Funding Trust
    5.330%, 09/27/06                                       43                43
  Lakeside Funding
    5.370%, 09/08/06                                      619               619
  Main Street Warehouse Funding
    5.315%, 09/20/06                                    1,441             1,437
  Rams Funding
    5.314%, 09/19/06                                      534               532
  Rhineland Funding Capital
    5.494%, 10/12/06                                      534               530
    5.313%, 09/05/06                                    2,701             2,699
  Thornburg Mortgage Capital Resource
    5.315%, 09/07/06                                    1,067             1,067
                                                                     ----------
Total Commercial Paper
 (Cost $12,888) ($ Thousands)                                            12,888
                                                                     ----------

ASSET-BACKED SECURITIES (D) -- 1.0%

MORTGAGE RELATED SECURITIES -- 1.0%
  Cheyne High Grade,
    Ser 2004-1A, Cl AM1
    5.466%, 11/10/06                                      534               534
  Commodore, Ser 2003-2A, Cl A1MM
    5.380%, 09/12/06                                      491               491

--------------------------------------------------------------------------------
                                               Face Amount(1)       Market Value
Description                                       (Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
  Duke Funding, Ser 2004-6B, Cl A1S1
    5.577%, 10/10/06                                      801        $      801
  Newcastle CDO Limited,
    Ser 2005-6A, Cl IM1
    5.346%, 09/25/06                                      213               213
  Park Place Securities NIM Trust,
    Ser 2004-MM1, Cl AM6
    5.354%, 09/25/06                                      522               522
  RMAC, Ser 2004-NS3A, Cl A1
    5.330%, 09/12/06                                       99                99
  Saturn Ventures II
    5.466%, 09/07/06                                      860               860
  TIAA Real Estate, Ser 2003-1A, Cl A1
    5.358%, 09/28/06                                      644               644
  Whitehawk CDO Funding,
    Ser 2004-1A, Cl AMME
    5.349%, 09/15/06                                      160               160
  Witherspoon CDO Funding
    5.340%, 09/15/06                                      747               747
                                                                     ----------
Total Asset-Backed Securities
 (Cost $5,071) ($ Thousands)                                              5,071
                                                                     ----------

MASTER NOTE (D) (E) -- 0.5%
  Bank of America
    5.383%, 09/01/06                                    2,669             2,669
                                                                     ----------
Total Master Note
 (Cost $2,669) ($ Thousands)                                              2,669
                                                                     ----------

CERTIFICATES OF DEPOSIT (D) -- 0.4%
  Barclays Bank
    5.440%, 06/11/07                                      534               534
  CC USA
    5.520%, 06/18/07                                    1,067             1,067
  US Trust Company New York
    5.370%, 09/13/06                                      427               427
                                                                     ----------
Total Certificates of Deposit
 (Cost $2,028) ($ Thousands)                                              2,028
                                                                     ----------

TIME DEPOSIT (D) -- 0.2%
  National City
    5.260%, 09/01/06                                    1,052             1,052
                                                                     ----------
Total Time Deposit
 (Cost $1,052) ($ Thousands)                                              1,052
                                                                     ----------

                                                    Number of
                                                     Warrants
                                                  -----------

WARRANTS -- 0.2%
MEXICO -- 0.2%
  United Mexican States,
    Expires 09/01/06*                                   5,900               425
  United Mexican States,
    Expires 11/22/06*                               1,050,000               579
                                                                     ----------
Total Warrants
 (Cost $469) ($ Thousands)                                                1,004
                                                                     ----------


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Emerging Markets Debt Fund
August 31, 2006

--------------------------------------------------------------------------------
                                               Face Amount(1)       Market Value
Description                                       (Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

LOAN PARTICIPATIONS -- 0.1%

NIGERIA -- 0.1%
  PPMC GTEE Note
    0.000%, 12/17/06                                      300        $      300
    0.000%, 01/12/07                                      330               330
                                                                     ----------
Total Loan Participations
 (Cost $630) ($ Thousands)                                                  630
                                                                     ----------

OIL-LINKED PAYMENT OBLIGATION -- 0.0%

VENEZUELA -- 0.0%
Government of Venezuela Par,
  Expires 04/15/20*                                         3               121
                                                                     ----------
Total Oil-Linked Payment Obligation
 (Cost $102) ($ Thousands)                                                  121
                                                                     ----------

REPURCHASE AGREEMENTS (D) (F) -- 1.5%
Barclays Capital
  5.270%, dated 08/31/06, to
  be repurchased on 09/01/06,
  repurchase price $1,854,947
  (collateralized by U.S.
  Government Obligations,
  ranging in par value
  $167,751-$1,197,346,
  0.000%-6.625%,
  07/24/07-05/09/16; with total
  market value $1,891,775)                              1,855             1,855
Lehman Brothers
  5.260%, dated 08/31/06, to
  be repurchased on 09/01/06,
  repurchase price $6,180,779
  (collateralized by U.S.
  Government Obligations,
  ranging in par value
  $405,420-$958,428,
  0.000%-6.000%,
  09/19/06-08/19/11; with total
  market value $6,303,479)                              6,180             6,180
                                                                     ----------
Total Repurchase Agreements
 (Cost $8,035) ($ Thousands)                                              8,035
                                                                     ----------
Total Investments -- 105.6%
 (Cost $551,975) ($ Thousands) @                                   $  563,064
                                                                     ==========

Futures -- A summary of the open futures contracts held by the Fund at August 31, 2006, is as follows:

                                                        UNREALIZED
TYPE OF                NUMBER OF     EXPIRATION       DEPRECIATION
CONTRACT               CONTRACTS           DATE      ($ THOUSANDS)
------------------------------------------------------------------
U.S. Long
   Treasury Bond            (21)         Dec-06          $     (15)
                                                     =============


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Emerging Markets Debt Fund
August 31, 2006

Forward Foreign Currency -- A summary of the outstanding forward foreign currency contracts held by the Fund at August 31, 2006 is as follows:

                                                                   UNREALIZED
                       CURRENCY TO             CURRENCY TO       APPRECIATION
MATURITY                   DELIVER                 RECEIVE     (DEPRECIATION)
DATES                  (THOUSANDS)             (THOUSANDS)      ($ THOUSANDS)
-----------------------------------------------------------------------------
9/5/2006       USD             395     BRL             872             $   13
9/6/2006       USD           2,600     MXP          28,159                (19)
9/25/2006      USD           1,621     RUB          43,500                  8
10/3/2006      USD             406     BRL             872                 (1)
10/16/2006     USD           1,633     RUB          43,500                 (1)
10/18/2006     USD           2,600     MXP          28,028                (36)
12/18/2006     USD           1,435     PLZ           4,570                 53
12/18/2006     USD             973     PLZ           3,093                 34
12/18/2006     USD           1,500     PLZ           4,738                 43
12/18/2006     PLZ           3,874     USD           1,200                (61)
12/18/2006     PLZ           3,957     USD           1,251                (38)
1/10/2007      USD             150     NGN          19,272                 --
1/25/2007      USD           1,600     RUB          45,312                106
2/15/2007      USD           1,770     RUB          47,119                  5
3/12/2007      USD             150     NGN          19,272                 --
                                                               --------------
                                                                       $  106
                                                               ==============

Swaps -- A summary of the outstanding swap agreements held by the Fund at August 31, 2006, is as follows:

-------------------------------------------------------------------------------------------------------------
                                             TOTAL RETURN SWAPS
-------------------------------------------------------------------------------------------------------------
                                                                                               NET UNREALIZED
                                                                                  NOTIONAL       APPRECIATION
                                                                EXPIRATION          AMOUNT     (DEPRECIATION)
DESCRIPTION                                                           DATE     (THOUSANDS)      ($ THOUSANDS)
-------------------------------------------------------------------------------------------------------------
Fund receives payment at maturity on the Brazilian CDI
Index times the notional amount.  Fund receives payment if
the return on the spread appreciates over the payment
period and pays if the return on the spread depreciates
over the payment period. (Counterparty: Merrill Lynch)            08/15/10             400            $    1

Fund receives payment at maturity on the Brazilian CDI
Index times the notional amount. Fund receives payment if
the return on the spread appreciates over the payment
period and pays if the return on the spread depreciates
over the payment period. (Counterparty: JPMorgan Chase)           05/15/11           1,577               (12)

Fund receives payment at maturity on the Brazilian CDI
Index times the notional amount. Fund receives payment if
the return on the spread appreciates over the payment
period and pays if the return on the spread depreciates
over the payment period. (Counterparty: JPMorgan Chase)           08/15/10           4,450               (31)

Fund receives payment at maturity on the Nigerian NGN
Index times the notional amount. Fund receives payment if
the return on the spread appreciates over the payment
period and pays if the return on the spread depreciates
over the payment period. (Counterparty: Citigroup)                02/07/07          28,621                13


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Emerging Markets Debt Fund
August 31, 2006

                                                                                               NET UNREALIZED
                                                                                  NOTIONAL       APPRECIATION
                                                                EXPIRATION          AMOUNT     (DEPRECIATION)
DESCRIPTION                                                           DATE     (THOUSANDS)      ($ THOUSANDS)
-------------------------------------------------------------------------------------------------------------
Fund receives payment at maturity on the Nigerian NGN
Index times the notional amount. Fund receives payment if
the return on the spread appreciates over the payment
period and pays if the return on the spread depreciates
over the payment period. (Counterparty: Standard Charter
Bank)                                                             05/04/07         162,942            $   32

Fund receives payment at maturity on the Nigerian NGN
Index times the notional amount. Fund receives payment if
the return on the spread appreciates over the payment
period and pays if the return on the spread depreciates
over the payment period. (Counterparty: Citigroup)                01/30/09          25,471                 8

Fund receives payment at maturity on the Nigerian NGN
Index times the notional amount. Fund receives payment if
the return on the spread appreciates over the payment
period and pays if the return on the spread depreciates
over the payment period. (Counterparty: Citigroup)                05/08/07         182,003                22

Fund receives payment at maturity on the Nigerian NGN
Index times the notional amount. Fund receives payment if
the return on the spread appreciates over the payment
period and pays if the return on the spread depreciates
over the payment period. (Counterparty: Standard Charter
Bank)                                                             05/15/07         113,696                32

Fund receives payment at maturity on the Nigerian NGN
Index times the notional amount. Fund receives payment if
the return on the spread appreciates over the payment
period and pays if the return on the spread depreciates
over the payment period. (Counterparty: Standard Charter
Bank)                                                             04/08/07         277,075                82

Fund receives payment at maturity on the Nigerian NGN
Index times the notional amount. Fund receives payment if
the return on the spread appreciates over the payment
period and pays if the return on the spread depreciates
over the payment period. (Counterparty: Standard Charter
Bank)                                                             02/06/07          14,760                 7

Fund receives payment at maturity on the Nigerian NGN
Index times the notional amount. Fund receives payment if
the return on the spread appreciates over the payment
period and pays if the return on the spread depreciates
over the payment period. (Counterparty: Standard Charter
Bank)                                                             12/20/08          14,910                10
                                                                                              --------------
                                                                                                      $  164
                                                                                              ==============

-------------------------------------------------------------------------------------------------------------
                                            CREDIT DEFAULT SWAPS
-------------------------------------------------------------------------------------------------------------
Fund receives semi-annual payment of 0.800% (1.600% per
annum) times the notional amount of JSC Gazprom, 8.625%,
04/28/34. Upon a defined credit event, Fund pays the
notional amount and takes receipt of the defined
deliverable obligation. (Counterparty: Credit Suisse First
Boston)                                                           08/20/16             600            $    4

Fund receives semi-annual payment of 0.355% (0.710% per
annum) times the notional amount of Russian Federation
Registered, 5.000%, 03/31/30. Upon a defined credit event,
Fund pays the notional amount and takes receipt of the
defined deliverable obligation. (Counterparty:
Deutsche Bank)                                                    01/20/16           6,650                36
                                                                                              --------------
                                                                                                      $   40
                                                                                              ==============


--------------------------------------------------------------------------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

Emerging Markets Debt Fund
August 31, 2006

Percentages are based on Net Assets of $533,198 ($ Thousands).

* Non-Income Producing Security

(1) In U.S. dollars unless otherwise indicated.

(A) This security was sold within the terms of a private placement memorandum, exempt from registration under Section 3A-4, 4(2), or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2006.

(C) This security or a partial position of this security is on loan at August 31, 2006. The total value of securities on loan at August 31, 2006 was $59,680 ($ Thousands).

(D) This security was purchased with cash collateral held from securities lending. The total value of such securities as of August 31, 2006 was $65,170 ($ Thousands).

(E) The rate reported is the effective yield at time of purchase.

(F) Tri-Party Repurchase Agreement

(G) Cash on loan to swap counterparty as collateral for outstanding swap contracts.

(H) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on August 31, 2006. The coupon on a step bond changes on a specified date.

(I) Security in default on interest payments.

BRL -- Brazilian Real
CDO -- Collateralized Debt Obligation
Cl -- Class
EUR -- Euro
EXL -- Extendable Maturity
FLIRB -- Front Loaded Interest Reduction Bond
LLC -- Limited Liability Company
MTN -- Medium Term Note
MXP -- Mexican Peso
NGN -- Nigerian Naira
NIM -- Net Interest Margin
PIK -- Payment-in-Kind
PLZ -- Polish Zloty
RUB -- Russian Ruble
Ser -- Series
USD -- United States Dollar

Amounts designated as "--" are either zero or have been rounded to zero.

@ At August 31, 2006, the tax basis cost of the Fund's investments was $551,975 ($ Thousands), and the unrealized appreciation and depreciation were $13,172 ($ Thousands) and $(2,083) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2006

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, except as noted below, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms. The registrant's fund accountant identified a weakness in its internal controls relating to the application of fair value pricing for certain internation equity securities held by international equity funds that used an automated fair valuation process. this weakness has since been corrected.

(b) Except for the corrections notes above, there were no significant changes in the registant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                           SEI Institutional Investments Trust


By (Signature and Title)*              /s/ Robert A. Nesher
                                       --------------------
                                       Robert A. Nesher, Chief Executive Officer

Date: October 27, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*              /s/ Robert A. Nesher
                                       --------------------
                                       Robert A. Nesher, Chief Executive Officer

Date: October 27, 2006


By (Signature and Title)*              /s/ Stephen F. Panner
                                       ---------------------
                                       Stephen F. Panner, Controller & CFO

Date: October 27, 2006


* Print the name and title of each signing officer under his or her signature.